As filed with the SEC on May 29, 2008.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04419

TRANSAMERICA SERIES TRUST (formerly AEGON/TRANSAMERICA SERIES TRUST)
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2008 – March 31, 2008

Item 1. Schedule of Investments.

The unaudited Schedule of Investments of Registrant as of March 31, 2008 are attached.

American Century Large Company Value

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.4%)
Aerospace & Defense (1.1%)
Northrop Grumman Corp.	58,800	$4,575
Beverages (2.0%)
Coca-Cola Co. (The)	91,500	5,570
Pepsi Bottling Group, Inc.	74,300	2,519
Biotechnology (0.6%)
Amgen, Inc. ‡	56,100	2,344
Capital Markets (2.1%)
Merrill Lynch & Co., Inc.	93,700	3,817
Morgan Stanley	102,600	4,689
Chemicals (2.2%)
Ei DU Pont de Nemours & Co.	110,100	5,148
PPG Industries, Inc.	61,600	3,728
Commercial Banks (5.6%)
Bank of New York Mellon Corp.	46,500	1,941
National City Corp. ^	83,400	830
PNC Financial Services Group, Inc.	43,500	2,852
US Bancorp	152,300	4,928
Wachovia Corp. ^	149,600	4,039
Wells Fargo & Co.	278,300	8,099
Commercial Services & Supplies (1.7%)
Avery Dennison Corp.	31,300	1,542
RR Donnelley & Sons Co.	81,300	2,464
Waste Management, Inc.	81,500	2,735
Communications Equipment (0.1%)
Motorola, Inc.	63,200	588
Computers & Peripherals (2.5%)
Hewlett-Packard Co.	107,300	4,899
International Business Machines Corp.	44,800	5,158
Consumer Finance (0.2%)
Discover Financial Services	55,600	910
Diversified Consumer Services (0.7%)
H&R Block, Inc.	128,700	2,672
Diversified Financial Services (8.1%)
Bank of America Corp. ¡	310,500	11,771
Citigroup, Inc.	490,100	10,498
JPMorgan Chase & Co.	241,600	10,377
Diversified Telecommunication Services (6.0%)
AT&T, Inc. ¡	418,100	16,013
Embarq Corp.	24,300	975
Verizon Communications, Inc.	196,600	7,166
Electric Utilities (2.7%)
Exelon Corp.	78,500	6,380
PPL Corp.	100,200	4,601
Electronic Equipment & Instruments (0.7%)
Tyco International, Ltd.	60,500	2,665
Energy Equipment & Services (0.5%)
National Oilwell Varco, Inc. ‡	32,300	1,886
Food & Staples Retailing (2.7%)
Kroger Co. (The)	113,700	2,888
Walgreen Co.	71,800	2,735
Wal-Mart Stores, Inc.	100,700	5,305
Food Products (1.0%)
Unilever NV ^	123,500	4,166
Health Care Equipment & Supplies (0.7%)
Medtronic, Inc.	57,300	2,772
Health Care Providers & Services (0.3%)
Quest Diagnostics, Inc.	25,600	1,159
Hotels, Restaurants & Leisure (0.5%)
Darden Restaurants, Inc.	13,700	446
McDonald’s Corp.	27,600	1,539
Household Durables (0.7%)
Newell Rubbermaid, Inc.	117,100	2,678
Independent Power Producers & Energy Traders (0.7%)
NRG Energy, Inc. ‡ ^	68,000	2,651
Industrial Conglomerates (4.9%)
General Electric Co.	539,100	19,952
Insurance (5.8%)
Allstate Corp. (The)	98,400	4,729
American International Group, Inc.	181,200	7,837
Hartford Financial Services Group, Inc.	58,700	4,448
Loews Corp.	71,300	2,867
Marsh & McLennan Cos., Inc.	34,200	833
Torchmark Corp.	45,300	2,723
IT Services (0.4%)
Fiserv, Inc. ‡	38,000	1,827
Machinery (3.5%)
Caterpillar, Inc.	47,300	3,703
Deere & Co.	11,500	925
Dover Corp.	68,100	2,845
Ingersoll-Rand Co., Ltd. Class A	80,800	3,602
Parker Hannifin Corp.	42,700	2,958
Media (3.0%)
CBS Corp. Class B	17,600	388
Gannett Co., Inc. ^	116,000	3,370
Time Warner, Inc.	307,900	4,317
Viacom, Inc. Class B ‡	100,400	3,978
Metals & Mining (0.8%)
Nucor Corp.	45,500	3,082
Multiline Retail (0.6%)
Kohl’s Corp. ‡	59,500	2,552
Office Electronics (0.6%)
Xerox Corp.	164,600	2,464
Oil, Gas & Consumable Fuels (13.8%)
Chevron Corp.	167,700	14,315
ConocoPhillips	122,900	9,366
Devon Energy Corp.	9,800	1,022
Exxon Mobil Corp.	241,100	20,392
Royal Dutch Shell PLC Class A	150,500	10,382
Paper & Forest Products (1.1%)
Weyerhaeuser Co.	70,600	4,592
Pharmaceuticals (8.9%)
Abbott Laboratories ¡	67,100	3,701
Eli Lilly & Co.	63,500	3,276
Johnson & Johnson	170,100	11,034
Merck & Co., Inc.	69,200	2,626

	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	497,700	$10,417
Wyeth	118,100	4,932
Road & Rail (0.2%)
YRC Worldwide, Inc. ‡ ^	50,000	656
Semiconductors & Semiconductor Equipment (0.9%)
Applied Materials, Inc.	87,500	1,707
Intel Corp.	85,800	1,817
Software (1.6%)
Microsoft Corp.	143,700	4,078
Oracle Corp. ‡	130,000	2,543
Specialty Retail (2.5%)
Best Buy Co., Inc.	64,100	2,658
Gap, Inc. (The)	95,100	1,871
Home Depot, Inc.	93,700	2,621
Staples, Inc.	127,100	2,810
Textiles, Apparel & Luxury Goods (0.6%)
V.F. Corp.	33,300	2,581
Thrifts & Mortgage Finance (1.4%)
Freddie Mac	157,500	3,988
MGIC Investment Corp. ^	67,800	714
Washington Mutual, Inc. ^	87,600	902
Tobacco (1.0%)
Altria Group, Inc.	54,300	1,205
Philip Morris International, Inc. ‡	54,300	2,747
Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp.	230,900	1,545
Total Common Stocks (cost $432,364)		384,616

Total Securities Lending Collateral (cost $17,108) ♦		17,108

Total Investment Securities (cost $449,472) #		$401,724

FUTURES CONTRACTS:

	Contracts (•)	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)

S&P 500 E-MINI Index	234	06/20/2008	$15,491	$(22)
			$15,491	$(22)

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (See Appendix A). The value at March 31, 2008, of all securities on loan is $16,276.
¡

At March 31, 2008, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at March 31, 2008 is 6,829.

‡	Non-income producing security.
•	Contract amounts are not in thousands.
♦

Cash collateral for the Repurchase Agreements, valued at $5,987, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

#

Aggregate cost for federal income tax purposes is $450,137. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $23,820 and $72,233, respectively. Net unrealized depreciation for tax purposes is $48,413.

Asset Allocation - Conservative Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Bond (45.9%)
MFS High Yield ¡	3,833,206	$32,544
PIMCO Total Return ¡	13,988,695	165,766
Transamerica Convertible Securities ¡	2,967,180	33,945
Transamerica Flexible Income £	6,505,348	57,117
Transamerica High Yield Bond £	4,003,830	33,992
Transamerica JPMorgan International Bond £	7,451,473	90,386
Transamerica Short-Term Bond £	7,504,769	73,247
Transamerica U.S. Government Securities ¡	1,171,870	14,496
Transamerica Van Kampen Emerging Markets Debt £	3,860,782	40,693
Capital Preservation (1.6%)
Transamerica Money Market ¡	18,531,097	18,531
Global/International Stock (7.2%)
Transamerica AllianceBernstein International Value £	761,807	8,738
Transamerica Evergreen International Small Cap £	730,268	10,260
Transamerica Marsico International Growth £	1,214,528	14,684
Transamerica Neuberger Berman International £	1,390,640	14,393
Transamerica Oppenheimer Developing Markets £	1,024,731	13,639
Transamerica Schroders International Small Cap £	2,319,632	23,173
Inflation-Protected Securities (7.3%)
Transamerica PIMCO Real Return TIPS £	7,859,211	86,058
Tactical and Specialty (11.6%)
Clarion Global Real Estate Securities ¡	955,331	17,903
Transamerica BlackRock Global Allocation £	1,170,824	14,038
Transamerica Evergreen Health Care £	1,596,190	17,622
Transamerica Loomis Sayles Bond £	9,056,286	88,208
U.S. Stock (26.4%)
American Century Large Company Value ¡	1,855,573	18,741
BlackRock Large Cap Value ¡	1,715,260	29,331
Capital Guardian Value ¡	1,394,496	22,981
Federated Market Opportunity ¡	2,112,763	32,262
Jennison Growth ¡	1,778,260	13,088
JPMorgan Mid Cap Value ¡	1,097,072	15,908
Marsico Growth ¡	2,727,407	30,602
Munder Net50 ¡	125,776	1,250
T. Rowe Price Equity Income ¡	27,945	489
T. Rowe Price Growth Stock ¡	639,399	14,361
Transamerica Bjurman, Barry Micro Emerging Growth £ €	132,899	1,164
Transamerica Equity ¡	1,264,471	31,928
Transamerica Growth Opportunities ¡	690,313	10,659
Transamerica Oppenheimer Small- & Mid-Cap Value £	569,539	5,798
Transamerica Science & Technology ¡ €	1,290,590	5,446
Transamerica Small/Mid Cap Value ¡	306,596	6,313
Transamerica Third Avenue Value £	1,306,001	31,318
Transamerica UBS Large Cap Value £	2,639,836	29,698
Transamerica Van Kampen Mid-Cap Growth £	228,646	2,483
Transamerica Van Kampen Small Company Growth £	782,165	8,072
Total Investment Companies (cost $1,183,214) #		$1,181,325

NOTES TO SCHEDULE OF INVESTMENTS:

¾	The Fund invests its assets in the Initial class shares of the other series of the AEGON/Transamerica Series Trust.
£	The Fund invests its assets in the Class I shares of the affiliated Transamerica Funds.
€	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,185,403. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $32,525 and $36,603, respectively. Net unrealized depreciation for tax purposes is $4,078.

Asset Allocation - Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Capital Preservation (0.0%)
Transamerica Money Market ¡	74,066	$74
Global/International Stock (18.1%)
Transamerica AllianceBernstein International Value £	2,072,415	23,770
Transamerica Evergreen International Small Cap £	4,582,638	64,386
Transamerica Marsico International Growth £	4,321,844	52,251
Transamerica Neuberger Berman International £	5,370,301	55,583
Transamerica Oppenheimer Developing Markets £	4,330,100	57,634
Transamerica Schroders International Small Cap £	229,022	2,288
Tactical and Specialty (15.4%)
Clarion Global Real Estate Securities ¡	3,498,076	65,554
Transamerica BlackRock Global Allocation £	4,428,811	53,101
Transamerica BlackRock Natural Resources £	1,852,934	25,089
Transamerica Evergreen Health Care £	2,224,575	24,559
Transamerica Mellon Market Neutral Strategy £	1,876,943	17,624
Transamerica UBS Dynamic Alpha £	3,138,477	31,040
U.S. Stock (66.5%)
American Century Large Company Value ¡	7,578,728	76,545
BlackRock Large Cap Value ¡	7,986,122	136,563
Capital Guardian Value ¡	6,074,859	100,114
Federated Market Opportunity ¡	19,916	304
Jennison Growth ¡	5,318,142	39,142
JPMorgan Mid Cap Value ¡	2,753,201	39,921
Marsico Growth ¡	8,205,554	92,066
Munder Net50 ¡	2,817,414	28,005
T. Rowe Price Equity Income ¡	3,780	66
T. Rowe Price Growth Stock ¡	1,646,081	36,971
Transamerica Bjurman, Barry Micro Emerging Growth £ €	804,767	7,050
Transamerica Equity ¡	3,949,565	99,726
Transamerica Growth Opportunities ¡	1,759,921	27,173
Transamerica Oppenheimer Small- & Mid-Cap Value £	1,140,153	11,607
Transamerica Science & Technology ¡ €	686,641	2,898
Transamerica Small/Mid Cap Value ¡	1,903,345	39,190
Transamerica Third Avenue Value £	4,789,932	114,863
Transamerica UBS Large Cap Value £	5,351,439	60,204
Transamerica Van Kampen Mid-Cap Growth £	99,351	1,079
Transamerica Van Kampen Small Company Growth £	2,508,279	25,885
Total Investment Companies (cost $1,440,201) #		$1,412,325

NOTES TO SCHEDULE OF INVESTMENTS:

¡	The Fund invests its assets in the Initial class shares of the other series of the AEGON/Transamerica Series Trust.
£	The Fund invests its assets in the Class I shares of the affiliated Transamerica Funds.
€	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,440,373. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $51,712 and $79,760, respectively. Net unrealized depreciation for tax purposes is $28,048.

Asset Allocation - Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Bond (21.3%)
MFS High Yield ¡	7,831,597	$66,490
PIMCO Total Return ¡	27,545,496	326,414
Transamerica Convertible Securities ¡	5,723,031	65,472
Transamerica Flexible Income £	9,568,494	84,011
Transamerica High Yield Bond £	4,571,864	38,815
Transamerica JPMorgan International Bond £	15,260,217	185,107
Transamerica Short-Term Bond £	12,657,007	123,532
Transamerica Van Kampen Emerging Markets Debt £	7,813,634	82,356
Capital Preservation (0.2%)
Transamerica Money Market ¡	8,953,052	8,953
Global/International Stock (12.2%)
Transamerica AllianceBernstein International Value £	7,771,750	89,142
Transamerica Evergreen International Small Cap £	8,998,900	126,435
Transamerica Marsico International Growth £	9,591,691	115,964
Transamerica Neuberger Berman International £	8,181,862	84,682
Transamerica Oppenheimer Developing Markets £	9,392,140	125,009
Transamerica Schroders International Small Cap £	1,780,000	17,782
Inflation-Protected Securities (3.6%)
Transamerica PIMCO Real Return TIPS £	15,198,748	166,426
Tactical and Specialty (12.1%)
Clarion Global Real Estate Securities ¡	8,857,256	165,985
Transamerica BlackRock Global Allocation £	13,422,314	160,934
Transamerica Evergreen Health Care £	7,773,128	85,815
Transamerica Loomis Sayles Bond £	14,271,730	139,007
U.S. Stock (50.6%)
American Century Large Company Value ¡	18,503,297	186,883
BlackRock Large Cap Value ¡	15,625,478	267,196
Capital Guardian Value ¡	14,988,646	247,013
Federated Market Opportunity ¡	1,082,051	16,523
Jennison Growth ¡	9,296,954	68,426
JPMorgan Mid Cap Value ¡	10,719,444	155,432
Marsico Growth ¡	24,995,359	280,448
Munder Net50 ¡	3,080,250	30,618
T. Rowe Price Equity Income ¡	40,759	714
T. Rowe Price Growth Stock ¡	4,799,121	107,788
Transamerica Bjurman, Barry Micro Emerging Growth £ €	2,025,179	17,740
Transamerica Equity ¡	10,436,927	263,532
Transamerica Growth Opportunities ¡	5,713,704	88,220
Transamerica Oppenheimer Small- & Mid-Cap Value £	5,665,752	57,677
Transamerica Science & Technology ¡ €	10,733,738	45,296
Transamerica Small/Mid Cap Value ¡	1,426,109	29,364
Transamerica Third Avenue Value £	8,625,494	206,839
Transamerica UBS Large Cap Value £	16,854,299	189,611
Transamerica Van Kampen Mid-Cap Growth £	655,373	7,117
Transamerica Van Kampen Small Company Growth £	4,246,141	43,820
Total Investment Companies (cost $4,627,698) #		$4,568,588

NOTES TO SCHEDULE OF INVESTMENTS:

¡	The Fund invests its assets in the Initial class shares of the other series of the AEGON/Transamerica Series Trust.
£	The Fund invests its assets in the Class I shares of the affiliated Transamerica Funds.
€	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $4,628,022. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,566,285 and $4,625,719, respectively. Net unrealized depreciation for tax purposes is $59,434.

Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Bond (37.2%)
MFS High Yield ¡	10,917,963	$92,694
PIMCO Total Return ¡	32,229,902	381,924
Transamerica Convertible Securities ¡	6,197,862	70,904
Transamerica Flexible Income £	7,609,901	66,815
Transamerica High Yield Bond £	3,550,208	30,141
Transamerica JPMorgan International Bond £	17,227,432	208,969
Transamerica Short-Term Bond £	13,198,895	128,821
Transamerica Van Kampen Emerging Markets Debt £	7,997,851	84,297
Capital Preservation (0.5%)
Transamerica Money Market ¡	14,121,174	14,121
Global/International Stock (8.0%)
Transamerica AllianceBernstein International Value £	3,437,932	39,433
Transamerica Evergreen International Small Cap £	3,115,854	43,778
Transamerica Marsico International Growth £	3,062,594	37,027
Transamerica Neuberger Berman International £	3,834,175	39,684
Transamerica Oppenheimer Developing Markets £	4,464,871	59,427
Transamerica Schroders International Small Cap £	855,000	8,541
Inflation-Protected Securities (6.9%)
Transamerica PIMCO Real Return TIPS £	17,968,945	196,760
Tactical and Specialty (9.4%)
Clarion Global Real Estate Securities ¡	4,194,194	78,599
Transamerica BlackRock Global Allocation £	2,026,579	24,299
Transamerica Evergreen Health Care £	3,687,005	40,704
Transamerica Loomis Sayles Bond £	12,852,662	125,185
U.S. Stock (38.0%)
American Century Large Company Value ¡	7,698,367	77,753
BlackRock Large Cap Value ¡	5,380,267	92,002
Capital Guardian Value ¡	5,905,256	97,319
Federated Market Opportunity ¡	4,708,491	71,899
Jennison Growth ¡	4,649,542	34,221
JPMorgan Mid Cap Value ¡	2,221,176	32,207
Marsico Growth ¡	10,315,464	115,739
Munder Net50 ¡	945,439	9,398
T. Rowe Price Equity Income ¡	47,663	835
T. Rowe Price Growth Stock ¡	2,070,823	46,511
Transamerica Bjurman, Barry Micro Emerging Growth £ €	1,193,909	10,459
Transamerica Equity ¡	4,927,619	124,422
Transamerica Growth Opportunities ¡	3,865,458	59,683
Transamerica Oppenheimer Small- & Mid-Cap Value £	1,307,289	13,308
Transamerica Science & Technology ¡ €	8,080,377	34,099
Transamerica Small/Mid Cap Value ¡	1,616,400	33,282
Transamerica Third Avenue Value £	6,021,942	144,406
Transamerica UBS Large Cap Value £	7,625,257	85,784
Transamerica Van Kampen Mid-Cap Growth £	188,743	2,050
Transamerica Van Kampen Small Company Growth £	167,953	1,733
Total Investment Companies (cost $2,774,330) #		$2,859,233

NOTES TO SCHEDULE OF INVESTMENTS:

¡	The Fund invests its assets in the Initial class shares of the other series of the AEGON/Transamerica Series Trust.
£	The Fund invests its assets in the Class I shares of the affiliated Transamerica Funds.
€	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $2,775,197. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $182,027 and $97,991, respectively. Net unrealized appreciation for tax purposes is $84,036.

BlackRock Large Cap Value

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (99.9%)
Aerospace & Defense (7.5%)
General Dynamics Corp.	139,000	$11,589
Honeywell International, Inc.	151,000	8,519
Lockheed Martin Corp.	77,000	7,646
Northrop Grumman Corp.	143,000	11,127
Raytheon Co.	151,000	9,756
United Technologies Corp.	167,000	11,493
Auto Components (0.4%)
Autoliv, Inc.	61,000	3,062
Biotechnology (1.1%)
Biogen IDEC, Inc. ‡	144,000	8,883
Chemicals (3.3%)
Dow Chemical Co. (The)	220,000	8,107
Ei DU Pont de Nemours & Co.	198,000	9,259
Mosaic Co. (The) ‡	85,000	8,721
Commercial Services & Supplies (1.0%)
Allied Waste Industries, Inc. ‡	746,000	8,064
Communications Equipment (1.4%)
ADC Telecommunications, Inc. ‡	255,000	3,081
Juniper Networks, Inc. ‡	324,000	8,100
Computers & Peripherals (3.3%)
Hewlett-Packard Co.	168,000	7,671
International Business Machines Corp.	106,000	12,205
QLogic Corp. ‡	68,000	1,044
Sun Microsystems, Inc. ‡	375,000	5,823
Consumer Finance (1.0%)
Capital One Financial Co.	162,000	7,974
Diversified Consumer Services (0.1%)
Service Corp. International ^	92,000	933
Diversified Financial Services (4.8%)
Bank of America Corp.	139,000	5,270
JPMorgan Chase & Co.	594,000	25,512
NASDAQ Omx Group (The) ‡	205,000	7,925
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	351,000	13,444
Qwest Communications International, Inc. ^	1,202,000	5,445
Electrical Equipment (1.1%)
Emerson Electric Co.	142,000	7,307
Hubbell, Inc. Class B	29,000	1,267
Electronic Equipment & Instruments (0.9%)
Agilent Technologies, Inc. ‡	232,000	6,921
Energy Equipment & Services (1.8%)
Ensco International, Inc.	138,000	8,641
Tidewater, Inc. ^	107,000	5,897
Food & Staples Retailing (1.1%)
Kroger Co. (The)	335,000	8,509
Food Products (0.9%)
HJ Heinz Co.	157,000	7,374
Health Care Providers & Services (4.8%)
Aetna, Inc.	165,000	6,945
AmerisourceBergen Corp. Class A	181,000	7,418
Humana, Inc. ‡	94,000	4,217
McKesson Corp.	125,000	6,546
Medco Health Solutions, Inc. ‡	162,000	7,094
WellPoint, Inc. ‡	140,000	6,178
Hotels, Restaurants & Leisure (1.8%)
McDonald’s Corp.	263,000	14,668
Household Durables (0.0%)
Leggett & Platt, Inc. ^	5,000	76
Household Products (3.2%)
Colgate-Palmolive Co.	113,000	8,804
Procter & Gamble Co.	234,000	16,396
Independent Power Producers & Energy Traders (1.0%)
NRG Energy, Inc. ‡ ^	197,000	7,681
Industrial Conglomerates (3.3%)
General Electric Co.	713,000	26,388
Insurance (10.9%)
ACE, Ltd.	181,000	9,966
Aflac, Inc.	37,000	2,403
Allstate Corp. (The)	245,000	11,775
Chubb Corp.	219,000	10,836
Hanover Insurance Group, Inc. (The)	10,000	411
Hartford Financial Services Group, Inc.	99,000	7,501
Loews Corp.	243,000	9,774
MetLife, Inc.	199,000	11,992
Nationwide Financial Services Class A	22,000	1,040
SAFECO Corp.	151,000	6,626
Travelers Cos., Inc. (The) ‡	244,000	11,675
W.R. Berkley Corp.	40,000	1,108
XL Capital, Ltd. Class A	66,000	1,950
IT Services (0.1%)
Computer Sciences Corp. ‡	1,000	41
Electronic Data Systems Corp.	50,000	832
Leisure Equipment & Products (0.5%)
Hasbro, Inc.	140,000	3,906
Machinery (2.3%)
AGCO Corp. ‡ ^	80,000	4,790
Crane Co.	32,000	1,291
Deere & Co.	154,000	12,388
Media (1.6%)
Walt Disney Co. (The)	411,000	12,897
Multiline Retail (0.3%)
Dollar Tree, Inc. ‡	85,000	2,345
Office Electronics (0.3%)
Xerox Corp.	158,000	2,365
Oil, Gas & Consumable Fuels (20.7%)
Chevron Corp.	370,000	31,583
ConocoPhillips	311,000	23,701
Exxon Mobil Corp.	657,000	55,569
Frontier Oil Corp.	216,000	5,888
Marathon Oil Corp.	246,000	11,218
Noble Energy, Inc.	123,000	8,954
Occidental Petroleum Corp.	218,000	15,951
Sunoco, Inc.	114,000	5,982
Valero Energy Corp.	142,000	6,974

	Shares	Value
Paper & Forest Products (1.0%)
International Paper Co.	306,000	$8,323
Pharmaceuticals (6.0%)
Eli Lilly & Co.	211,000	10,886
Johnson & Johnson	36,000	2,335
Merck & Co., Inc.	213,000	8,083
Pfizer, Inc.	1,275,000	26,686
Road & Rail (1.3%)
CSX Corp.	188,000	10,541
Semiconductors & Semiconductor Equipment (2.5%)
Intersil Corp. Class A ^	283,000	7,265
KLA-Tencor Corp.	156,000	5,788
Novellus Systems, Inc. ‡	330,000	6,946
Software (4.4%)
BMC Software, Inc. ‡	247,000	8,033
CA, Inc.	132,000	2,970
Compuware Corp. ‡	863,000	6,334
McAfee, Inc. ‡	242,000	8,008
Symantec Corp. ‡	579,000	9,623
Specialty Retail (0.1%)
Gap, Inc. (The) ^	20,000	394
Thrifts & Mortgage Finance (1.0%)
Hudson City Bancorp, Inc.	443,000	7,832
Tobacco (0.3%)
UST, Inc.	48,000	2,617
Wireless Telecommunication Services (0.4%)
Telephone & Data Systems, Inc.	82,000	3,220
Total Common Stocks (cost $771,921)		798,596

INVESTMENT COMPANIES (0.4%)
Capital Markets (0.4%)
Merrill Lynch Money Market Mutual Fund
4.06%, due 06/15/2009	3,575	3,575
Total Investment Companies (cost $3,575)		3,575

Total Securities Lending Collateral (cost $25,800) ♦		25,800

Total Investment Securities (cost $801,296) #		$827,971

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $24,646.
‡	Non-income producing security.
♦

Cash collateral for the Repurchase Agreements, valued at $9,030, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

#

Aggregate cost for federal income tax purposes is $802,020. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $79,341 and $53,390, respectively. Net unrealized appreciation for tax purposes is $25,951.

Capital Guardian Global

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)
United States (0.2%)
Washington Mutual, Inc. Ž 7.75%, due 12/18/2012	420	$298
Total Convertible Preferred Stocks (cost $409)		298

COMMON STOCKS (98.4%)
Australia (2.6%)
Amcor, Ltd.	68,300	446
Billabong International, Ltd.	26,600	316
Coca-Cola Amatil, Ltd.	121,500	943
Macquarie Group, Ltd. ^	6,343	306
Newcrest Mining, Ltd.	15,795	481
QBE Insurance Group, Ltd.	16,204	328
Telstra Corp., Ltd.	109,000	438
Toll Holdings, Ltd.	37,852	346
Woodside Petroleum, Ltd.	5,600	278
Woolworths, Ltd.	23,538	623
Austria (0.2%)
Raiffeisen International Bank Holding AG €	3,200	438
Belgium (0.4%)
Fortis ‡	7,400	♦
Fortis	18,500	467
UCB SA	4,600	161
Bermuda (0.8%)
SeaDrill, Ltd.	17,800	478
Tyco International, Ltd.	9,300	410
Weatherford International, Ltd. ‡	7,100	514
Canada (9.5%)
Barrick Gold Corp.	91,300	3,967
Cameco Corp.	13,700	452
Canadian Imperial Bank of Commerce	6,300	406
Canadian Natural Resources, Ltd.	34,200	2,342
EnCana Corp.	8,000	610
EnCana Corp.	9,000	682
Gildan Activewear, Inc. Class A ‡	9,500	358
Inmet Mining Corp.	3,400	248
Methanex Corp. ^	9,973	262
Potash Corp. of Saskatchewan ‡	39,800	6,187
Power Corp. of Canada	8,200	272
Suncor Energy, Inc.	9,800	948
Cayman Islands (0.4%)
Alibaba.Com, Ltd. -144A ‡	2,000	4
Seagate Technology, Inc.	17,100	358
Transocean, Inc.	2,658	360
Denmark (0.2%)
Genmab A/S ‡	5,600	286
Egypt (0.1%)
Orascom Construction Industries	1,000	150
Finland (0.5%)
Kone OYJ Class B	8,800	362
UPM-Kymmene OYJ ^	32,300	576
France (6.4%)
Accor SA	4,100	301
AXA SA	11,900	433
BNP Paribas	12,330	1,248
Bouygues	21,148	1,348
Dassault Systemes SA	8,300	484
Groupe Danone	11,100	996
Lafarge SA	1,300	227
L’Oreal SA ^	12,100	1,542
Michelin (C.G.D.E.) Class B	1,200	126
Pernod-Ricard SA	6,000	619
Rhodia SA ‡	11,700	274
Sanofi-Aventis SA	3,500	264
Schneider Electric SA	2,500	325
Societe Generale ‡	550	53
Societe Generale	2,200	216
Total SA	8,100	604
Vallourec	2,276	555
Veolia Environnement	23,038	1,612
Germany (2.5%)
Allianz SE	4,900	974
Bayer AG	5,800	467
Continental AG	4,000	409
Daimler AG	16,100	1,381
Deutsche Bank AG	2,200	250
HYPO Real Estate Holding AG €	12,196	318
SAP AG ^	3,500	174
SAP AG	3,300	165
Siemens AG	2,600	283
Hong Kong (0.3%)
China Overseas Land & Investment, Ltd.	76,000	140
Melco International Development	206,000	287
Sino Land Co.	32,000	69
Indonesia (0.1%)
Telekomunikasi Indonesia TBK PT	4,000	168
Ireland (1.2%)
CRH PLC	36,200	1,377
Irish Life & Permanent PLC	21,200	416
Ryanair Holdings PLC ‡ ^	10,400	294
Israel (0.8%)
Teva Pharmaceutical Industries, Ltd.	29,214	1,349
Japan (13.6%)
Advantest Corp. ^	12,200	317
AEON Co., Ltd.	74,500	889
Bank of Yokohama, Ltd. (The)	59,000	401
Canon, Inc.	17,700	816
Citizen Holdings Co., Ltd. ^	39,000	330
Credit Saison Co., Ltd.	8,100	226
Daiwa House Industry Co., Ltd.	20,000	198
Elpida Memory, Inc. ‡	12,500	417
Fanuc, Ltd.	10,000	952
Hoya Corp.	23,500	553
JGC Corp.	27,000	413
Keyence Corp.	2,100	484

	Shares	Value
Japan (continued)
Millea Holdings, Inc.	9,000	$333
Mitsubishi UFJ Financial Group, Inc.	42,000	363
Mitsui & Co., Ltd.	24,000	487
Mizuho Financial Group, Inc.	52	191
Nidec Corp.	3,700	228
Nintendo Co., Ltd.	3,000	1,549
Nissan Motor Co., Ltd.	35,200	291
Nomura Holdings, Inc.	89,000	1,332
NTT DoCoMo, Inc.	239	363
Okinawa Electric Power Co., Inc. (The)	1,550	61
Oracle Corp.	4,700	218
ORIX Corp.	7,420	1,014
Shimamura Co., Ltd. ^	7,600	652
SMC Corp.	4,400	465
Softbank Corp. ‡ ^	120,900	2,195
Sony Financial Holdings, Inc.	61	247
Sumitomo Chemical Co., Ltd.	117,000	750
Sumitomo Mitsui Financial Group, Inc.	191	1,259
Suzuki Motor Corp.	22,100	558
Takeda Pharmaceutical Co., Ltd.	17,700	887
TDK Corp.	4,100	243
Tokyu Corp.	66,000	337
Toshiba Corp.	133,000	890
Trend Micro, Inc.	17,500	688
Yahoo! Japan Corp.	1,393	725
Yamada Denki Co., Ltd.	10,790	932
Yamato Holdings Co., Ltd.	56,000	821
Korea, Republic of (0.5%)
Samsung Electronics Co., Ltd.	1,411	888
Mexico (0.9%)
America Movil SAB de CV Series R, Class R	13,515	861
Cemex SAB de CV ‡ ^	15,800	412
Telefonos de Mexico SAB de CV Class L	5,000	188
Wal-Mart de Mexico SAB de CV Series V, Class V	37,400	159
Netherlands (1.4%)
ASML Holding NV ‡	10,577	261
ING Groep NV	21,010	790
Koninklijke Ahold NV ‡	52,000	775
Unilever NV	18,200	613
Netherlands Antilles (1.2%)
Schlumberger, Ltd.	25,200	2,192
Norway (0.5%)
Norsk Hydro ASA	29,000	423
Telenor ASA ‡	27,100	520
Poland (0.1%)
Polski Koncern Naftowy Orlen ‡	7,300	253
Russian Federation (1.0%)
Gazprom OAO	26,200	1,323
Severstal	17,200	389
Singapore (0.1%)
Flextronics International, Ltd. ‡	19,000	178
South Africa (0.2%)
Sasol, Ltd.	9,000	430
Spain (0.6%)
Banco Bilbao Vizcaya Argentaria SA	18,100	400
Banco Santander Central Hispano SA	20,400	408
Inditex SA	5,700	318
Sweden (0.5%)
Eniro AB	40,300	294
Telefonaktiebolaget LM Ericsson ^	1,700	33
Telefonaktiebolaget LM Ericsson Class B	93,000	183
TeliaSonera AB	50,500	406
Switzerland (4.9%)
Compagnie Financiere Richemont SA Class A	16,638	937
Givaudan SA	368	366
Holcim, Ltd.	16,302	1,719
Nestle SA	2,291	1,149
Nobel Biocare Holding AG	1,800	420
Novartis AG	12,669	652
Roche Holding AG	13,561	2,563
Swiss Reinsurance	6,451	566
Swisscom AG	987	339
Taiwan (0.9%)
High Tech Computer Corp.	12,810	1,153
Taiwan Semiconductor Manufacturing Co., Ltd.	51,225	526
United Kingdom (8.2%)
AstraZeneca PLC	9,200	349
BAE Systems PLC	156,600	1,510
BHP Billiton, Ltd.	8,047	239
BP PLC	23,900	243
HBOS PLC	19,400	216
HSBC Holdings PLC	17,100	282
Marks & Spencer Group PLC	25,300	195
Reuters Group PLC	22,400	258
Rio Tinto PLC	21,900	2,278
Royal Bank of Scotland Group PLC	80,800	542
Royal Dutch Shell PLC Class A	78,268	2,711
Sabmiller PLC	98,200	2,155
Scottish & Southern Energy PLC	20,500	572
Smith & Nephew PLC	17,700	234
Standard Chartered PLC	14,800	507
Tesco PLC	135,100	1,018
Vodafone Group PLC	309,682	929
Yell Group PLC	63,400	194
United States (37.8%)
Abbott Laboratories	18,300	1,009
Affiliated Computer Services, Inc. Class A ‡	5,700	286
Aflac, Inc.	14,000	909
Agilent Technologies, Inc. ‡	11,000	328
Allegheny Technologies, Inc.	6,100	435
Allergan, Inc.	7,800	440

	Shares	Value
United States (continued)
Altera Corp.	21,300	$393
American Capital Strategies, Ltd. ^	7,900	270
American International Group, Inc.	24,150	1,044
American Tower Corp. Class A ‡	8,800	345
Anheuser-Busch Cos., Inc.	6,700	318
Applied Materials, Inc. ^	119,359	2,329
AT&T, Inc.	47,800	1,831
Baker Hughes, Inc.	5,200	356
Baxter International, Inc.	31,100	1,798
Berkshire Hathaway, Inc. Class A ‡	6	800
Best Buy Co., Inc.	31,300	1,298
BJ Services Co.	13,300	379
Boeing Co. (The)	20,800	1,547
Brocade Communications Systems, Inc. ‡	94,200	688
Campbell Soup Co.	9,500	323
Capital One Financial Co.	4,300	212
Chevron Corp.	3,338	285
Cisco Systems, Inc. ‡	53,000	1,277
Cleveland-Cliffs, Inc.	8,000	959
Comcast Corp. Class A	13,650	264
ConocoPhillips	7,000	533
Corning, Inc.	15,700	377
Danaher Corp.	6,100	464
Davita, Inc. ‡	6,200	296
Delta Petroleum Corp. ‡ ^	12,900	291
eBay, Inc. ‡	27,100	809
Energizer Holdings, Inc. ‡	4,300	389
Exxon Mobil Corp.	6,700	567
Fannie Mae	36,600	963
FedEx Corp.	7,000	649
Fifth Third Bancorp ^	11,400	238
Fluor Corp. ^	8,200	1,157
Forest Laboratories, Inc. ‡	11,400	456
Freddie Mac	34,000	861
Freeport-McMoRan Copper & Gold, Inc.	4,100	394
Genentech, Inc. ‡	36,500	2,963
General Electric Co.	29,300	1,084
General Mills, Inc.	5,400	323
Goldman Sachs Group, Inc. (The)	8,300	1,373
Google, Inc. Class A ‡	3,200	1,409
Hanesbrands, Inc. ‡	22,625	661
Home Depot, Inc.	8,100	227
Hudson City Bancorp, Inc.	40,900	723
Illinois Tool Works, Inc.	24,700	1,191
ImClone Systems, Inc. ‡	9,300	394
Intel Corp.	17,700	375
Jabil Circuit, Inc.	22,400	212
JPMorgan Chase & Co.	35,488	1,524
KLA-Tencor Corp.	31,500	1,169
Kraft Foods, Inc. Class A	32,800	1,017
LAM Research Corp. ‡	9,600	367
Las Vegas Sands Corp. ‡ ^	5,800	427
Lehman Brothers Holdings, Inc. ^	10,700	403
Lowe’s Companies, Inc.	52,800	1,211
Medtronic, Inc.	20,400	987
Microsoft Corp.	55,000	1,561
Monsanto Co.	8,700	970
News Corp. Class A	51,513	966
Nordstrom, Inc. ^	11,000	359
Paychex, Inc.	24,700	846
Peabody Energy Corp.	8,200	418
PepsiCo, Inc.	13,300	960
Polycom, Inc. ‡	17,400	392
Progressive Corp. (The)	2,400	39
Qualcomm, Inc.	24,800	1,017
SanDisk Corp. ‡	48,800	1,101
Sara Lee Corp.	24,200	338
Sepracor, Inc. ‡	17,800	347
SLM Corp. ‡	29,600	454
Stillwater Mining Co. ‡ ^	10,100	156
SunTrust Banks, Inc.	5,400	298
Target Corp.	33,200	1,683
Time Warner Cable, Inc. Class A ‡	14,600	365
Time Warner Telecom, Inc. Class A ‡	16,600	257
Time Warner, Inc.	77,350	1,084
United Parcel Service, Inc. Class B	14,200	1,037
United Technologies Corp.	7,600	523
UnitedHealth Group, Inc.	27,700	952
Visa, Inc. Class A ‡	2,800	175
Wachovia Corp.	30,400	821
Walgreen Co.	10,700	408
Walt Disney Co. (The)	33,900	1,064
Wells Fargo & Co.	28,900	841
Wyeth	6,900	288
Yahoo!, Inc. ‡	12,100	350
Total Common Stocks (cost $162,742)		173,822

Total Securities Lending Collateral (cost $10,292) ‚		10,292

Total Investment Securities (cost $173,443) #		$184,412

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought(Sold)	Net Unrealized Appreciation (Depreciation)

Swiss Franc	1,907	04/25/2008	$1,749	$179
Swiss Franc	(1,907)	04/25/2008	(1,752)	(176)
Swiss Franc	(367)	07/02/2008	(369)	(2)
			$(372)	$1

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Oil, Gas & Consumable Fuels	7.0%	$12,970
Metals & Mining	5.4%	9,970
Commercial Banks	5.1%	9,445
Chemicals	5.0%	9,276
Pharmaceuticals	4.8%	8,766
Semiconductors & Semiconductor Equipment	3.8%	7,040
Insurance	3.5%	6,362
Wireless Telecommunication Services	3.3%	6,041
Beverages	2.7%	4,995
Software	2.6%	4,838
Food Products	2.6%	4,760
Specialty Retail	2.5%	4,638
Media	2.4%	4,489
Energy Equipment & Services	2.3%	4,280
Computers & Peripherals	2.3%	4,190
Diversified Telecommunication Services	2.3%	4,147
Machinery	2.2%	3,989
Capital Markets	2.1%	3,933
Food & Staples Retailing	2.1%	3,871
Construction Materials	2.0%	3,736
Biotechnology	2.0%	3,643
Aerospace & Defense	1.9%	3,580
Health Care Equipment & Supplies	1.9%	3,440
Internet Software & Services	1.8%	3,297
Communications Equipment	1.8%	3,279
Electronic Equipment & Instruments	1.6%	2,965
Air Freight & Logistics	1.6%	2,853
Thrifts & Mortgage Finance	1.5%	2,846
Diversified Financial Services	1.5%	2,781
Textiles, Apparel & Luxury Goods	1.2%	2,272
Multiline Retail	1.2%	2,236
Automobiles	1.2%	2,231
Consumer Finance	1.0%	1,906
Construction & Engineering	0.9%	1,720
Industrial Conglomerates	0.9%	1,654
Multi-Utilities	0.9%	1,612
Personal Products	0.8%	1,542
IT Services	0.7%	1,306
Health Care Providers & Services	0.7%	1,248
Office Electronics	0.4%	816
Hotels, Restaurants & Leisure	0.4%	728
Electric Utilities	0.4%	633
Paper & Forest Products	0.3%	576

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY (continued):
Auto Components	0.3%	$535
Trading Companies & Distributors	0.3%	487
Containers & Packaging	0.2%	446
Household Products	0.2%	389
Road & Rail	0.2%	337
Electrical Equipment	0.2%	325
Airlines	0.2%	294
Real Estate Management & Development	0.1%	209
Household Durables	0.1%	198
Investment Securities, at value	94.4%	174,120
Short-Term Investments	5.6%	10,292
Total Investments	100.0%	$184,412

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $9,877.
‚

Cash collateral for the Repurchase Agreements, valued at $3,602, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
♦	Value is less than $1.
€	Securities valued as determined in good faith in accordance with procedures established by the Board of Trustees of AEGON/Transamerica Series Trust.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $174,593. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $24,301 and $14,482, respectively. Net unrealized appreciation for tax purposes is $9,819.

DEFINITIONS:

144A                  144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities aggregated $4 or 0.00% of the Fund’s net assets.

Capital Guardian U.S. Equity

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.4%)
Consumer Finance (0.1%)
SLM Corp.
7.25%, due 12/15/2010	180	$148
Pharmaceuticals (0.2%)
Schering-Plough Corp.
6.00%, due 08/13/2010	1,800	276
Thrifts & Mortgage Finance (0.1%)
Washington Mutual, Inc. Ž
7.75%, due 12/18/2012	230	163
Total Convertible Preferred Stocks (cost $857)		587

COMMON STOCKS (97.5%)
Aerospace & Defense (1.6%)
Boeing Co. (The)	25,200	1,874
United Technologies Corp.	13,600	936
Air Freight & Logistics (2.5%)
FedEx Corp.	10,800	1,001
United Parcel Service, Inc. Class B	47,100	3,439
Airlines (0.5%)
Southwest Airlines Co.	65,200	809
Auto Components (0.4%)
Johnson Controls, Inc.	20,400	690
Automobiles (0.8%)
Ford Motor Co. ‡ ^	176,300	1,008
General Motors Corp. ^	19,000	362
Beverages (1.6%)
Anheuser-Busch Cos., Inc.	9,500	451
Coca-Cola Co. (The)	8,300	505
PepsiCo, Inc.	26,000	1,877
Biotechnology (4.2%)
Genentech, Inc. ‡	61,700	5,009
ImClone Systems, Inc. ‡	31,500	1,336
Millennium Pharmaceuticals, Inc. ‡	67,900	1,050
Building Products (0.1%)
Owens Corning, Inc. ‡ ^	10,900	198
Capital Markets (3.1%)
American Capital Strategies, Ltd. ^	19,300	659
Goldman Sachs Group, Inc. (The)	20,300	3,357
Lehman Brothers Holdings, Inc. ^	39,100	1,472
Chemicals (1.7%)
Monsanto Co.	8,400	936
Potash Corp. of Saskatchewan	13,000	2,018
Commercial Banks (2.9%)
Fifth Third Bancorp ^	23,600	493
SunTrust Banks, Inc.	12,600	695
Wachovia Corp. ^	78,214	2,112
Wells Fargo & Co.	58,000	1,688
Commercial Services & Supplies (0.1%)
Monster Worldwide, Inc. ‡	9,300	225
Communications Equipment (3.1%)
Ciena Corp. ‡	12,200	376
Cisco Systems, Inc. ‡	90,400	2,178
Corning, Inc.	26,900	646
Polycom, Inc. ‡	17,600	397
Qualcomm, Inc.	44,000	1,804
Computers & Peripherals (3.3%)
Apple, Inc. ‡	7,800	1,119
Brocade Communications Systems, Inc. ‡	69,900	510
Dell, Inc. ‡	43,800	873
International Business Machines Corp.	2,800	323
Netapp, Inc. ‡	13,500	271
SanDisk Corp. ‡	79,400	1,792
Seagate Technology, Inc.	22,700	475
Sun Microsystems, Inc. ‡	25,000	388
Construction & Engineering (1.1%)
Fluor Corp. ^	13,300	1,877
Construction Materials (0.1%)
Vulcan Materials Co. ^	3,800	252
Consumer Finance (0.5%)
AmeriCredit Corp. ‡ ^	4,300	43
Capital One Financial Co.	7,800	384
SLM Corp. ‡	32,800	504
Diversified Financial Services (2.5%)
JPMorgan Chase & Co.	90,904	3,904
Moody’s Corp. ^	12,200	425
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	65,300	2,501
Level 3 Communications, Inc. ‡ ^	222,400	472
Time Warner Telecom, Inc. Class A ‡	68,500	1,061
Electric Utilities (1.0%)
Allegheny Energy, Inc.	8,400	424
Edison International	14,400	706
Pinnacle West Capital Corp.	15,200	533
Electrical Equipment (0.4%)
Emerson Electric Co.	14,000	720
Electronic Equipment & Instruments (1.3%)
Agilent Technologies, Inc. ‡	25,400	758
Flextronics International, Ltd. ‡	61,700	579
Jabil Circuit, Inc.	56,400	534
Tyco International, Ltd.	8,700	383
Energy Equipment & Services (3.3%)
Baker Hughes, Inc.	10,600	726
BJ Services Co.	53,200	1,517
Schlumberger, Ltd.	21,200	1,845
Weatherford International, Ltd. ‡	24,400	1,768
Food & Staples Retailing (0.2%)
Walgreen Co.	11,300	430
Food Products (2.9%)
Campbell Soup Co.	16,800	570
General Mills, Inc.	6,700	401
Kraft Foods, Inc. Class A	75,150	2,331
Sara Lee Corp.	80,400	1,124
Unilever NV ^	18,000	607
Health Care Equipment & Supplies (2.3%)
Baxter International, Inc.	47,300	2,735
Medtronic, Inc.	25,300	1,224

	Shares	Value
Health Care Providers & Services (2.1%)
Davita, Inc. ‡ ^	11,000	$525
Health Net, Inc. ‡	6,000	185
UnitedHealth Group, Inc.	87,100	2,993
Health Care Technology (0.2%)
Cerner Corp. ‡ ^	10,900	406
Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	12,200	494
Las Vegas Sands Corp. ‡ ^	12,500	920
McDonald’s Corp.	15,700	876
Wynn Resorts, Ltd.	2,800	282
Household Durables (0.3%)
Jarden Corp. ‡	11,200	244
Leggett & Platt, Inc. ^	16,000	244
Household Products (0.3%)
Energizer Holdings, Inc. ‡	5,400	489
Independent Power Producers & Energy Traders (0.2%)
AES Corp. (The) ‡	20,400	340
Industrial Conglomerates (1.9%)
General Electric Co.	91,800	3,398
Insurance (3.7%)
Aflac, Inc.	13,900	903
AMBAC Financial Group, Inc. ^	47,600	274
American International Group, Inc.	47,100	2,037
Berkshire Hathaway, Inc. Class A ‡	5	667
Marsh & McLennan Cos., Inc.	35,300	859
MBIA, Inc. ^	41,400	506
Progressive Corp. (The)	29,400	472
XL Capital, Ltd. Class A	25,100	742
Internet Software & Services (4.2%)
eBay, Inc. ‡	62,300	1,859
Google, Inc. Class A ‡	9,300	4,096
Yahoo!, Inc. ‡	46,800	1,354
IT Services (1.3%)
Affiliated Computer Services,	13,200	661
Inc. Class A ‡
Cognizant Technology Solutions	10,400	300
Corp. Class A ‡
Paychex, Inc.	24,900	853
Verifone Holdings, Inc. ‡ ^	31,000	492
Machinery (1.1%)
Caterpillar, Inc.	3,600	282
Danaher Corp.	7,600	578
Illinois Tool Works, Inc.	23,600	1,138
Media (3.1%)
CBS Corp. Class B	42,400	936
Comcast Corp. Class A	16,850	326
Gannett Co., Inc. ^	36,400	1,057
Omnicom Group, Inc.	10,100	446
Time Warner Cable, Inc. Class A ‡	18,800	470
Time Warner, Inc.	32,250	452
Viacom, Inc. Class B ‡	14,050	557
Walt Disney Co. (The)	39,500	1,240
Metals & Mining (3.4%)
Allegheny Technologies, Inc.	24,800	1,770
Metals & Mining (continued)
Barrick Gold Corp.	59,300	2,577
Cleveland-Cliffs, Inc.	5,100	611
Freeport-McMoRan Copper & Gold, Inc.	6,000	577
Nucor Corp.	7,400	501
Multiline Retail (2.7%)
Nordstrom, Inc. ^	36,200	1,180
Target Corp.	70,300	3,563
Oil, Gas & Consumable Fuels (4.2%)
Anadarko Petroleum Corp.	9,100	574
Chevron Corp.	7,119	608
ConocoPhillips	13,600	1,036
EOG Resources, Inc.	5,400	648
Exxon Mobil Corp.	20,200	1,709
Peabody Energy Corp.	9,500	484
Royal Dutch Shell PLC Class B	16,580	1,117
Royal Dutch Shell PLC Class A	16,800	1,159
Personal Products (0.4%)
Avon Products, Inc.	8,100	320
Bare Essentials, Inc. ‡ ^	14,800	347
Pharmaceuticals (6.3%)
Abbott Laboratories	16,800	926
Allergan, Inc.	24,900	1,404
AstraZeneca PLC	53,300	2,025
Bristol-Myers Squibb Co.	42,800	912
Forest Laboratories, Inc. ‡	59,700	2,389
Pfizer, Inc.	52,200	1,093
Sanofi-Aventis SA ^	23,800	893
Sepracor, Inc. ‡	31,400	613
Teva Pharmaceutical Industries, Ltd.	6,400	296
Wyeth	12,700	530
Real Estate Investment Trusts (0.1%)
Host Hotels & Resorts, Inc.	8,754	139
Semiconductors & Semiconductor Equipment (4.4%)
Altera Corp.	20,600	380
Applied Materials, Inc.	153,200	2,989
Intel Corp.	52,300	1,108
KLA-Tencor Corp.	50,400	1,870
LAM Research Corp. ‡	11,200	428
Microchip Technology, Inc. ^	10,300	337
Micron Technology, Inc. ‡	69,500	415
Qimonda AG ‡	36,100	155
Software (2.1%)
Adobe Systems, Inc. ‡	21,900	779
Microsoft Corp.	75,200	2,134
Oracle Corp. ‡	34,400	673
Specialty Retail (4.1%)
Best Buy Co., Inc.	57,100	2,367
Home Depot, Inc.	31,000	867
Lowe’s Companies, Inc.	135,100	3,099
Urban Outfitters, Inc. ‡	27,800	872
Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc. ‡	8,100	244
Hanesbrands, Inc. ‡	33,037	965
Phillips-Van Heusen Corp.	7,300	277

	Shares	Value
Thrifts & Mortgage Finance (3.6%)
Astoria Financial Corp.	10,200	$277
Fannie Mae	43,800	1,153
Freddie Mac	69,700	1,765
Hudson City Bancorp, Inc.	117,300	2,074
Washington Mutual, Inc. ^	107,600	1,108
Tobacco (1.1%)
Altria Group, Inc.	27,500	610
Philip Morris International, Inc. ‡	27,500	1,391
Wireless Telecommunication Services (0.5%)
American Tower Corp. Class A ‡	20,000	784
Total Common Stocks (cost $180,857)		170,765

CONVERTIBLE BONDS (0.3%)
Automobiles (0.3%)
Ford Motor Co.
4.25%, due 12/15/2036	629	539
Total Convertible Bonds (cost $633)		539

Total Securities Lending Collateral (cost $18,267) ‚		18,267

Total Investment Securities (cost $200,614) #		$190,158

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $17,217.
‚

Cash collateral for the Repurchase Agreements, valued at $6,393, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $201,150. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,906 and $29,898, respectively. Net unrealized depreciation for tax purposes is $10,992.

Capital Guardian Value

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.6%)
Thrifts & Mortgage Finance (0.6%)
Washington Mutual, Inc. Ž
7.75%, due 12/18/2012	6,800	$4,828
Total Convertible Preferred Stocks (cost $6,481)		4,828

COMMON STOCKS (95.9%)
Air Freight & Logistics (0.7%)
FedEx Corp.	64,200	5,949
Airlines (1.1%)
Southwest Airlines Co.	711,600	8,824
Auto Components (0.8%)
Johnson Controls, Inc.	186,800	6,314
Automobiles (1.1%)
General Motors Corp. ^	168,700	3,214
Harley-Davidson, Inc. ^	157,400	5,902
Beverages (0.5%)
Coca-Cola Co. (The)	64,900	3,951
Biotechnology (0.8%)
Millennium Pharmaceuticals, Inc. ‡	405,300	6,266
Capital Markets (5.2%)
American Capital Strategies, Ltd. ^	503,200	17,189
Goldman Sachs Group, Inc. (The)	106,400	17,599
Lehman Brothers Holdings, Inc. ^	197,900	7,449
Commercial Banks (6.7%)
East-West Bancorp, Inc. ^	89,600	1,590
Fifth Third Bancorp ^	254,000	5,314
SunTrust Banks, Inc. ^	318,000	17,534
Wachovia Corp. ^	577,995	15,606
Wells Fargo & Co.	515,600	15,004
Computers & Peripherals (1.7%)
Hewlett-Packard Co.	117,883	5,383
Seagate Technology, Inc. ^	396,000	8,292
Construction Materials (0.6%)
Vulcan Materials Co. ^	79,600	5,285
Consumer Finance (1.8%)
AmeriCredit Corp. ‡ ^	56,300	567
Capital One Financial Co.	215,300	10,597
SLM Corp. ‡	243,440	3,737
Diversified Financial Services (4.5%)
JPMorgan Chase & Co.	861,040	36,982
Diversified Telecommunication Services (4.4%)
AT&T, Inc.	859,300	32,911
Verizon Communications, Inc.	93,500	3,408
Electric Utilities (3.3%)
Edison International	158,900	7,789
Pinnacle West Capital Corp.	538,500	18,891
Electrical Equipment (0.6%)
Emerson Electric Co.	92,400	4,755
Electronic Equipment & Instruments (1.9%)
Jabil Circuit, Inc.	479,100	4,533
Tyco Electronics, Ltd.	41,000	1,407
Tyco International, Ltd.	221,775	9,769
Energy Equipment & Services (2.1%)
Transocean, Inc.	58,290	7,881
Weatherford International, Ltd. ‡	127,900	9,269
Food Products (6.8%)
Kraft Foods, Inc. Class A	1,035,716	32,118
Sara Lee Corp.	950,010	13,281
Unilever NV ^	307,300	10,365
Health Care Providers & Services (0.7%)
Aetna, Inc.	30,000	1,263
UnitedHealth Group, Inc.	38,200	1,313
WellPoint, Inc. ‡	62,100	2,740
Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	144,600	5,853
McDonald’s Corp.	92,000	5,131
Household Durables (1.9%)
Fortune Brands, Inc.	45,300	3,148
Jarden Corp. ‡ ^	574,100	12,481
Industrial Conglomerates (4.2%)
3M Co.	21,900	1,734
General Electric Co.	881,500	32,624
Insurance (6.3%)
AMBAC Financial Group, Inc. ^	377,400	2,170
American International Group, Inc.	403,600	17,456
Marsh & McLennan Cos., Inc.	313,300	7,629
MBIA, Inc. ^	388,300	4,745
Mercury General Corp.	63,000	2,792
Progressive Corp. (The)	645,000	10,365
XL Capital, Ltd. Class A	223,900	6,616
IT Services (1.1%)
Affiliated Computer Services, Inc. Class A ‡	184,600	9,250
Machinery (3.6%)
Caterpillar, Inc.	164,600	12,887
Illinois Tool Works, Inc.	293,600	14,160
Parker Hannifin Corp.	32,586	2,257
Media (4.0%)
CBS Corp. Class B	162,200	3,581
Comcast Corp. Class A	331,100	6,404
Gannett Co., Inc. ^	456,700	13,267
Time Warner Cable, Inc. Class A ‡	215,300	5,378
Time Warner, Inc.	270,900	3,798
Metals & Mining (2.7%)
Nucor Corp.	327,000	22,151
Multi-Utilities (0.4%)
CMS Energy Corp. ^	260,700	3,530
Oil, Gas & Consumable Fuels (5.7%)
Chevron Corp.	25,000	2,134
ConocoPhillips	201,900	15,387
Exxon Mobil Corp.	77,266	6,535
Royal Dutch Shell PLC Class B	202,565	13,649
Royal Dutch Shell PLC Class A	67,000	4,622
Spectra Energy Corp.	169,100	3,847
Pharmaceuticals (7.4%)
AstraZeneca PLC	288,300	10,952
Merck & Co., Inc.	111,400	4,228

	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	1,169,000	$24,467
Sanofi-Aventis SA ^	545,100	20,463
Road & Rail (0.9%)
Union Pacific Corp.	57,700	7,234
Semiconductors & Semiconductor Equipment (2.4%)
Fairchild Semiconductor International, Inc. Class A ‡	343,600	4,096
Intel Corp.	170,000	3,600
Micron Technology, Inc. ‡ ^	1,211,200	7,231
Xilinx, Inc.	209,000	4,964
Specialty Retail (2.0%)
Lowe’s Companies, Inc.	698,700	16,028
Thrifts & Mortgage Finance (4.6%)
Freddie Mac	201,100	5,092
Hudson City Bancorp, Inc.	1,332,900	23,565
Washington Mutual, Inc. ^	906,300	9,335
Tobacco (2.1%)
Altria Group, Inc.	198,700	4,411
Loews Corp. - Carolina Group	35,700	2,590
Philip Morris International, Inc. ‡	198,700	10,050
Total Common Stocks (cost $892,117)		784,128

CONVERTIBLE BONDS (1.3%)
Automobiles (1.3%)
Ford Motor Co.
4.25%, due 12/15/2036	11,955	10,251
Total Convertible Bonds (cost $12,457)		10,251

Total Securities Lending Collateral (cost $110,501) ‚		110,501

Total Investment Securities (cost $1,021,556) #		$909,708

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $105,829.
‚

Cash collateral for the Repurchase Agreements, valued at $38,674, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $1,023,252. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $71,369 and $184,913, respectively. Net unrealized depreciation for tax purposes is $113,544.

Clarion Global Real Estate Securities

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.3%)
Australia (0.3%)
Commonwealth Property Office Fund REIT ‡	1,474,000	$1,789
Total Convertible Preferred Stocks (cost $1,906)		1,789

COMMON STOCKS (96.4%)
Australia (11.4%)
CFS Retail Property Trust REIT	2,719,900	5,388
Dexus Property Group REIT	2,684,687	4,129
Goodman Group	1,872,676	7,368
GPT Group REIT	1,195,597	3,547
ING Industrial Fund REIT	1,280,100	2,489
Macquarie Countrywide Trust REIT ^	1,828,153	1,953
Mirvac Group REIT	1,037,417	3,807
Stockland REIT	1,747,500	11,150
Valad Property Group REIT ^	1,304,275	1,155
Westfield Group REIT	1,894,918	30,790
Bermuda (1.2%)
Hongkong Land Holdings, Ltd.	538,900	2,226
Kerry Properties, Ltd.	843,085	5,080
Brazil (0.4%)
Br Malls Participacoes SA ‡	292,100	2,606
Canada (2.0%)
Brookfield Properties Corp. ^	257,350	4,969
Calloway Real Estate Investment Trust REIT-144A ‡ §	113,200	2,228
RioCan Real Estate Investment Trust REIT	277,300	5,594
Cayman Islands (0.3%)
Shui On Land, Ltd.	1,752,200	1,641
Finland (1.1%)
Citycon OYJ ‡ ^ €	1,091,461	6,710
France (6.5%)
Gecina SA REIT	12,510	1,873
Klepierre REIT	63,825	3,931
Mercialys SA REIT	110,102	5,044
SILIC REIT	20,900	3,181
Societe de La Tour Eiffel REIT	10,270	1,534
Unibail-Rodamco	97,838	25,271
Hong Kong (10.6%)
Cheung Kong Holdings, Ltd.	1,646,500	23,377
Hang Lung Group, Ltd.	1,293,452	6,108
Hang Lung Properties, Ltd.	1,519,400	5,378
Link REIT (The)	2,609,400	5,787
Sino Land Co.	1,785,700	3,855
Sun Hung KAI Properties, Ltd.	1,210,655	18,884
Wharf Holdings, Ltd.	674,525	3,176
Japan (12.8%)
Japan Logistics Fund, Inc. Class A REIT	363	2,429
Japan Real Estate Investment Corp. Class A REIT	703	8,193
Japan Retail Fund Investment Corp. Class A REIT	431	2,724
Kenedix Realty Investment Corp. Class A REIT	274	1,660
Mitsubishi Estate Co., Ltd.	1,226,000	29,808
Mitsui Fudosan Co., Ltd.	1,119,200	22,252
Nippon Accommodations Fund, Inc. Class A REIT	207	998
Nippon Building Fund, Inc. Class A REIT	569	7,203
Nomura Real Estate Residential Fund, Inc. Class A REIT	169	764
NTT Urban Development Corp.	1,245	1,789
Sumitomo Realty & Development Co., Ltd.	151,600	2,676
Jersey, C.I. (0.2%)
Meinl European Land, Ltd. ‡	93,370	1,067
Netherlands (2.4%)
Corio NV REIT	123,270	10,841
Eurocommercial Properties NV REIT €	78,140	4,382
Singapore (2.8%)
Ascendas Real Estate Investment Trust REIT ‡	2,054,700	3,549
Capitaland, Ltd.	1,278,600	5,891
CapitaMall Trust REIT ‡	2,589,800	6,483
Macquarie Meag Prime REIT Class Trabajo share ‡	1,710,700	1,527
Sweden (0.4%)
Hufvudstaden AB Class A ^	214,340	2,259
Switzerland (0.8%)
Psp Swiss Property AG ‡	74,000	5,017
United Kingdom (8.4%)
British Land Co. PLC REIT	383,000	6,984
Brixton PLC REIT	219,700	1,441
Derwent London PLC REIT	266,893	8,052
Great Portland Estates PLC REIT	266,900	2,809
Hammerson PLC REIT	353,957	7,837
Land Securities Group PLC REIT	491,031	14,727
Safestore Holdings PLC	1,635,105	5,232
Segro PLC REIT	574,000	5,795
United States (35.1%)
AMB Property Corp. REIT	88,000	4,789
AvalonBay Communities, Inc. REIT	44,960	4,340
BioMed Realty Trust, Inc. REIT	86,600	2,069
Boston Properties, Inc. REIT ^	160,000	14,731
BRE Properties, Inc. Class A REIT	92,300	4,205
Corporate Office Properties Trust SBI MD REIT ^	69,650	2,341
Douglas Emmett, Inc. REIT	171,600	3,786
Equity One, Inc. REIT ^	90,400	2,167
Equity Residential REIT	160,300	6,651
Essex Property Trust, Inc. REIT	48,900	5,574
Extra Space Storage, Inc. REIT ^	93,200	1,509
Federal Realty Investment Trust REIT ^	149,800	11,677
General Growth Properties, Inc. REIT ^	201,270	7,682

	Shares	Value
United States (continued)
Health Care Property Investors, Inc. REIT	243,512	$8,233
Health Care REIT, Inc. REIT ^	99,600	4,495
Highwoods Properties, Inc. REIT	96,700	3,004
Home Properties, Inc. REIT ^	71,600	3,436
Host Hotels & Resorts, Inc. REIT	327,423	5,213
Kilroy Realty Corp. REIT	26,800	1,316
Kimco Realty Corp. REIT ^	168,500	6,600
LaSalle Hotel Properties REIT	21,800	626
Liberty Property Trust REIT	101,525	3,158
Macerich Co. (The) REIT	75,200	5,284
Nationwide Health Properties, Inc. REIT ^	151,800	5,123
Omega Healthcare Investors, Inc. REIT ^	204,700	3,554
Post Properties, Inc. REIT ^	58,300	2,252
ProLogis REIT ^	163,000	9,594
Public Storage, Inc. REIT ^	135,180	11,980
Regency Centers Corp. REIT	135,000	8,743
Simon Property Group, Inc. REIT	284,200	26,405
SL Green Realty Corp. REIT ^	49,300	4,016
Strategic Hotels & Resorts, Inc. REIT	112,200	1,473
Tanger Factory Outlet Centers REIT ^	133,200	5,124
Taubman Centers, Inc. REIT ^	99,400	5,179
UDR, Inc. REIT	107,900	2,646
Ventas, Inc. REIT	296,700	13,325
Vornado Realty Trust REIT	85,400	7,362
Total Common Stocks (cost $628,503)		604,280

	Contracts •
PURCHASED OPTIONS (0.6%)
Covered Call Options (0.6%)
Brascan Residential Properties
Call Strike $0.00
Expires 10/22/2008	715,200	3,538
Total Purchased Options (cost $5,035)		3,538

	Shares
INVESTMENT COMPANIES (0.5%)
Luxembourg (0.5%)
ProLogis European Properties	219,300	3,489
Total Investment Companies (cost $3,073)		3,489

WARRANTS (0.8%)
Australia (0.8%)
Unitech Limited
Expiration: 06/19/2008
Exercise Price: $0.00	705,200	4,852
Hong Kong (0.0%)
China Overseas Land & Investment, Ltd.
Expiration: 08/27/2008
Exercise Price: $12.50	101,583	38
Total Warrants (cost $4,343)		4,890

Total Securities Lending Collateral (cost $83,963) ¡		83,963

Total Investment Securities (cost $726,823) #		$701,949

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $81,069.
¡

Cash collateral for the Repurchase Agreements, valued at $29,386, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

§	Illiquid. At March 31, 2008, these securities aggregated $2,227 or%0.36 of the Fund’s net assets.
‡	Non-income producing security.
•	Contract amounts are not in thousands.
€	Securities valued as determined in good faith in accordance with procedures established by the Board of Trustees of AEGON/Transamerica Series Trust.
#

Aggregate cost for federal income tax purposes is $753,392. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,983 and $57,426, respectively. Net unrealized depreciation for tax purposes is $51,443.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities aggregated $2,228 or 0.36% of the Fund’s net assets.

REIT	Real Estate Investment Trust
SBI	Shares Beneficial Interest
BRL	Brazil Real
EUR	Euro Dollar
HKD	Hong Kong Dollar

Federated Market Opportunity

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (15.4%)
United States (15.4%)
U.S. Treasury Inflation Indexed Note, TIPS
2.38%, due 04/15/2011		$19,139	$20,562
U.S. Treasury Note
4.00%, due 03/15/2010 ^		15,000	15,687
4.88%, due 05/15/2009		32,000	33,170
Total U.S. Government Obligations (cost $66,654)			69,419

FOREIGN GOVERNMENT OBLIGATIONS (1.9%)
Japan (1.9%)
Japan Government Two Year Bond
0.60%, due 04/15/2008	JPY	850,000	8,539
Total Foreign Government Obligations (cost $7,632)			8,539

	Shares
COMMON STOCKS (20.1%)
Bermuda (1.0%)
Bunge, Ltd.	50,000	4,344
Canada (2.3%)
Enerplus Resources Fund ^	112,000	4,861
Penn West Energy Trust ^	190,726	5,337
Japan (8.1%)
Chugai Pharmaceutical Co., Ltd.	500,000	5,661
Mitsubishi Tanabe Pharma Corp.	350,000	4,082
NTT DoCoMo, Inc.	3,844	5,831
ROHM Co., Ltd.	86,000	5,331
Sankyo Co., Ltd.	100,100	5,954
Takeda Pharmaceutical Co., Ltd.	103,000	5,164
Tokyo Electron, Ltd.	77,700	4,731
South Africa (0.6%)
Gold Fields, Ltd.	210,000	2,904
Sweden (0.5%)
Telefonaktiebolaget LM Ericsson ^	110,000	2,162
United States (7.6%)
Forest Laboratories, Inc. ‡	115,000	4,601
Humana, Inc. ‡	65,000	2,916
King Pharmaceuticals, Inc. ‡	300,000	2,610
NutriSystem, Inc. ‡ ^	170,000	2,562
Office Depot, Inc. ‡	215,000	2,376
Patterson-UTI Energy, Inc.	131,000	3,429
Sepracor, Inc. ‡	120,000	2,342
Tesoro Corp.	100,000	3,000
Unit Corp. ‡	100,000	5,664
Western Refining, Inc. ^	380,000	5,119
Total Common Stocks (cost $91,221)		90,981

REPURCHASE AGREEMENTS (26.7%)
United States (26.7%)
State Street Bank & Trust Ω
1.05%, dated 03/31/2008 to be repurchased at $120,957 on 04/01/2008 ±	$120,954	120,954
Total Repurchase Agreements (cost $120,954)		120,954

	Principal
SHORT-TERM OBLIGATIONS (2.8%)
Switzerland (1.1%)
Credit Suisse
20.00%, due 02/02/2009	$276	5,045
United States (1.7%)
Lehman Brothers Holdings, Inc. -144A
18.20%, due 01/27/2009	899	3,569
Merrill Lynch & Co., Inc. -144A
13.20%, due 01/23/2009	264	3,803
Total Short-Term Obligations (cost $12,722)		12,417

PURCHASED OPTIONS (5.2%)
Covered Call Options (0.6%)
Hunt Transport Services, Inc.
Call Strike $35.00
Expires 08/16/2008	2,800	1,582
Bony USD vs JPY
Call Strike $109.72
Expires 04/11/2008	43,000,000	32
priceline.com, Inc.
Call Strike $140.00
Expires 07/19/2008	435	1,222
United States (4.6%)
American Tower Systems Corp.
Put Strike $42.50
Expires 07/19/2008	3,200	1,600
Applied Materials, Inc.
Put Strike $22.50
Expires 07/18/2008	3,500	1,260
Baxter International, Inc.
Expires 01/17/2009
Put Strike $70.00	900	1,215
Citigroup, Inc.
Put Strike $30.00
Expires 09/20/2008	1,800	1,674
Energy Select Sector SPDR
Put Strike $79.00
Expires 06/21/2008	2,800	2,163
iShares Lehman
Put Strike $96.00
Expires 09/20/2008	4,400	2,420
iShares MSCI Brazil
Put Strike $78.00
Expires 09/20/2008	1,500	1,260
iShares MSCI Emerging Market
Put Strike $140.00
Expires 09/20/2008	800	1,366
iShares MSCI Germany
Put Strike $37.00
Expires 07/19/2008	3,300	1,980
iShares MSCI Mexico
Put Strike $57.00
Expires 06/21/2008	2,200	627

	Principal	Value
United States (continued)
Moody’s Corp.
Put Strike $40.00
Expires 08/16/2008	$1,600	$1,224
Oil Service Holders Trust
Put Strike $190.00
Expires 07/19/2008	750	1,554
Research In Motion, Ltd.
Put Strike $115.00
Expires 06/21/2008	600	851
Wells Fargo & Co.
Put Strike $37.50
Expires 10/18/2008	1,498	1,438
Total Purchased Options (cost $26,608)		23,468

	Shares
INVESTMENT COMPANIES (2.0%)
United States (2.0%)
Ultrashort Financials Proshares ^	21,000	2,462
Ultrashort FTSE ^	26,000	2,455
Ultrashort Real Estate Proshares	43,000	4,273
Total Investment Companies (cost $8,614)		9,190

Total Securities Lending Collateral (cost $27,110) •		27,110

Total Investment Securities (cost $361,515) #		$362,078

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)

Canadian Dollar	(34,345)	05/20/2008	$(33,720)	$281
Euro Dollar	(20,591)	06/04/2008	(30,267)	(2,271)
Japanese Yen	4,717,960	04/15/2008	43,000	4,443
United Kingdom Pound	8,574	06/04/2008	16,703	250
United Kingdom Pound	(8,574)	06/04/2008	(17,540)	584
			$(21,824)	$3,287

FORWARD FOREIGN CROSS CURRENCY CONTRACTS

Currency Bought		Currency Sold		Settlement Date	Net Unrealized Appreciation (Depreciation)

Canadian Dollar	31,143	Japanese Yen	3,420,638	05/13/2008	$(4,126)
Japanese Yen	3,420,638	Canadian Dollar	30,244	05/13/2008	5,002
Japanese Yen	1,400,175	Euro Dollar	8,700	06/04/2008	370

					$1,246

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $26,121.
Ω	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
•

Cash collateral for the Repurchase Agreements, valued at $9,488, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

±

At March 31, 2008, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 3.17% - 5.60% and 02/15/2036 - 10/01/2041, respectively, and with a market value plus accrued interest of $123,334.

‡	Non-income producing security.
•	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $361,521. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $10,951 and $10,393, respectively. Net unrealized depreciation for tax purposes is $558.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities aggregated $7,372 or 1.63% of the Fund’s net assets.

SPDR	Standard & Poor’s Depository Receipts
TIPS	Treasury Inflation Protected Security
JPY	Japan Yen

International Moderate Growth Fund

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Bond (19.5%)
PIMCO Total Return ¡	4,067,998	$48,206
Transamerica Short-Term Bond	729,887	7,123
Global/International Stock (63.4%)
Transamerica AllianceBernstein International Value £	4,448,807	51,028
Transamerica Evergreen International Small Cap £	1,648,813	23,166
Transamerica Marsico International Growth £	4,305,469	52,053
Transamerica Neuberger Berman International £	3,959,658	40,983
Transamerica Oppenheimer Developing Markets £	394,068	5,245
Transamerica Schroders International Small Cap £	747,681	7,469
Inflation-Protected Securities (3.7%)
Transamerica PIMCO Real Return TIPS £	973,537	10,660
Tactical and Specialty (8.9%)
Clarion Global Real Estate Securities ¡	690,443	12,939
Transamerica Loomis Sayles Bond £	1,268,032	12,350
U.S. Stock (4.5%)
Federated Market Opportunity ¡	839,265	12,816
Total Investment Companies (cost $307,765) #		$284,038

NOTES TO SCHEDULE OF INVESTMENTS:

¡	The Fund invests its assets in the Initial class shares of the other series of the AEGON/Transamerica Series Trust.
£	The Fund invests its assets in the Class I shares of the affiliated Transamerica Funds.
#

Aggregate cost for federal income tax purposes is $307,848. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $3,536 and $27,346, respectively. Net unrealized depreciation for tax purposes is $23,810.

Jennison Growth

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.9%)
Aerospace & Defense (3.3%)
Raytheon Co.	36,800	$2,378
United Technologies Corp.	53,700	3,695
Beverages (3.6%)
Coca-Cola Co. (The)	63,200	3,847
PepsiCo, Inc.	37,800	2,729
Biotechnology (7.4%)
Genentech, Inc. ‡	57,400	4,660
Gilead Sciences, Inc. ‡	174,800	9,007
Capital Markets (4.5%)
Charles Schwab Corp. (The)	170,200	3,205
Goldman Sachs Group, Inc. (The)	11,000	1,819
Lazard, Ltd. Class A ^	52,400	2,002
Merrill Lynch & Co., Inc.	31,700	1,291
Chemicals (3.2%)
Monsanto Co.	52,300	5,831
Communications Equipment (9.3%)
Cisco Systems, Inc. ‡	221,800	5,343
Nokia OYJ	85,600	2,725
Qualcomm, Inc.	86,500	3,546
Research In Motion, Ltd. ‡	49,800	5,589
Computers & Peripherals (4.5%)
Apple, Inc. ‡	26,400	3,789
Hewlett-Packard Co.	98,600	4,502
Diversified Financial Services (0.9%)
NYSE Euronext	26,000	1,605
Electrical Equipment (2.7%)
ABB, Ltd.	66,200	1,782
First Solar, Inc. ‡	13,700	3,167
Energy Equipment & Services (2.1%)
Schlumberger, Ltd.	43,900	3,819
Food & Staples Retailing (4.1%)
Costco Wholesale Corp.	42,800	2,781
CVS Caremark Corp.	71,600	2,900
Whole Foods Market, Inc. ^	55,800	1,840
Health Care Equipment & Supplies (5.9%)
Alcon, Inc.	25,700	3,656
Baxter International, Inc.	61,000	3,527
Hologic, Inc. ‡ ^	20,000	1,112
St Jude Medical, Inc. ‡	61,400	2,652
Hotels, Restaurants & Leisure (1.9%)
Las Vegas Sands Corp. ‡ ^	11,400	840
Marriott International, Inc. Class A	79,900	2,745
Household Products (2.2%)
Colgate-Palmolive Co.	51,100	3,981
Industrial Conglomerates (2.0%)
General Electric Co.	100,700	3,727
Internet & Catalog Retail (1.8%)
Amazon.Com, Inc. ‡	45,900	3,273
Internet Software & Services (3.8%)
Akamai Technologies, Inc. ‡	63,900	1,799
Google, Inc. Class A ‡	12,000	5,286
IT Services (2.9%)
Infosys Technologies, Ltd. ^	67,700	2,422
Visa, Inc. Class A ‡	46,400	2,893
Life Sciences Tools & Services (2.0%)
Thermo Fisher Scientific, Inc. ‡	63,900	3,632
Media (4.0%)
News Corp. Class A	156,200	2,929
Walt Disney Co. (The)	141,100	4,428
Multiline Retail (0.4%)
Saks, Inc. ‡ ^	67,100	837
Multi-Utilities (0.6%)
Veolia Environnement	14,900	1,042
Oil, Gas & Consumable Fuels (3.5%)
Marathon Oil Corp.	58,200	2,654
Occidental Petroleum Corp.	32,200	2,356
Southwestern Energy Co. ‡	44,500	1,499
Pharmaceuticals (11.7%)
Abbott Laboratories	92,200	5,085
Elan Corp. PLC ‡	52,900	1,103
Merck & Co., Inc.	78,000	2,960
Mylan, Inc. ^	87,700	1,017
Roche Holding AG	41,100	3,880
Schering-Plough Corp.	104,500	1,506
Teva Pharmaceutical Industries, Ltd.	78,700	3,635
Wyeth	59,000	2,464
Software (4.9%)
Adobe Systems, Inc. ‡	88,900	3,164
Microsoft Corp.	205,000	5,818
Textiles, Apparel & Luxury Goods (2.7%)
Coach, Inc. ‡	52,400	1,580
Nike, Inc. Class B	49,500	3,366
Total Common Stocks (cost $168,657)		176,720

Total Securities Lending Collateral (cost $9,850) ¡		9,850

Total Investment Securities (cost $178,507) #		$186,570

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $9,420.
¡

Cash collateral for the Repurchase Agreements, valued at $3,447, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $178,551. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $17,519 and $9,500, respectively. Net unrealized appreciation for tax purposes is $8,019.

JPMorgan Core Bond

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (22.1%)
U.S. Treasury Bond
6.25%, due 08/15/2023	$5,000	$6,154
6.50%, due 11/15/2026	1,500	1,924
7.25%, due 05/15/2016 – 08/15/2022	2,300	2,972
7.50%, due 11/15/2016	2,750	3,592
7.63%, due 02/15/2025	1,125	1,583
11.75%, due 11/15/2014	2,500	2,899
U.S. Treasury Note
4.63%, due 07/31/2012 ^	1,000	1,093
6.50%, due 02/15/2010	585	637
U.S. Treasury STRIPS U.S. Treasury ,
Zero Coupon, due 02/15/2010 – 02/15/2023	22,375	17,577
Total U.S. Government Obligations (cost $33,764)		38,431

U.S. GOVERNMENT AGENCY OBLIGATIONS (43.6%)
Banc of America Funding Corp.
Zero Coupon, due 03/25/2034 – 11/25/2035 ¡	402	281
Countrywide Alternative Loan Trust
Zero Coupon, due 10/25/2033 ¡	172	129
Fannie Mae
Zero Coupon, due 12/25/2033 – 11/25/2036 ¡	1,894	1,484
0.93%, due 07/25/2036 ¡	162	132
3.60%, due 03/25/2038 * ‚	988	61
3.86%, due 08/25/2033 *	221	162
4.00%, due 07/01/2018 – 04/25/2033	1,307	1,208
4.50%, due 03/01/2019 – 04/01/2019	2,143	2,139
4.83%, due 01/01/2035 *	242	251
5.00%, due 11/25/2015 – 04/01/2019	4,560	4,626
5.18%, due 03/25/2034 *	165	127
5.50%, due 06/01/2012 – 12/25/2035	5,583	5,707
5.75%, due 06/25/2033	750	733
6.00%, due 08/01/2014 – 03/01/2033	1,760	1,820
6.50%, due 04/01/2008 – 12/25/2042	2,710	2,861
6.98%, due 07/25/2033 *	291	262
7.00%, due 12/25/2016 – 11/25/2031	2,286	2,380
7.50%, due 12/25/2042	182	196
8.00%, due 07/01/2009	65	67
8.17%, due 09/25/2033 *	125	126
8.72%, due 10/25/2008 *	14	14
9.00%, due 10/01/2019 – 06/01/2025	160	176
9.50%, due 06/25/2018	192	214
9.72%, due 12/25/2032 *	144	150
10.00%, due 03/25/2032 *	49	55
12.38%, due 04/25/2034 – 05/25/2034 *	806	897
13.61%, due 05/25/2034 *	86	89
16.74%, due 02/25/2032 *	67	81
Fannie Mae, STRIPS
Zero Coupon, due 01/01/2033 – 09/01/2033 ¡	274	214
Freddie Mac
Zero Coupon, due 02/15/2029 – 07/15/2036 *	2,248	1,735
4.00%, due 05/01/2019 – 03/15/2032	1,749	1,710
4.13%, due 07/12/2010	573	595
4.18%, due 02/15/2033 * ‚	1,227	94
4.28%, due 03/15/2033 * ‚	1,450	113
4.70%, due 10/15/2015 *	698	699
4.73%, due 02/15/2033 * ‚	857	71
4.77%, due 10/15/2033 – 11/15/2033 *	292	238
4.85%, due 01/15/2034 – 04/15/2034 *	890	672
4.88%, due 07/15/2017 * ‚	904	71
5.00%, due 07/15/2014 – 05/15/2023	2,835	2,876
5.18%, due 03/15/2032 * ‚	255	25
5.50%, due 02/15/2009 – 12/15/2022	3,894	4,012
5.68%, due 11/01/2036 *	436	445
5.75%, due 01/15/2012	200	220
6.00%, due 02/15/2013 – 02/15/2033	6,150	6,371
6.37%, due 02/15/2034 *	75	65
6.38%, due 03/15/2032	731	764
6.50%, due 10/15/2013 – 02/25/2043	5,967	6,268
7.00%, due 03/15/2024 – 02/25/2043	5,782	6,208
7.25%, due 09/15/2030 – 12/15/2030	1,092	1,149
7.50%, due 02/15/2023 – 08/25/2042	1,344	1,436
8.00%, due 01/15/2030	737	786
8.50%, due 09/15/2020	198	217
8.57%, due 05/15/2030 *	252	262
9.37%, due 11/15/2035 *	51	58
Ginnie Mae
Zero Coupon, due 03/16/2033 – 06/16/2033 ¡	229	191
5.13%, due 04/16/2032 * ‚	407	46
5.50%, due 12/20/2013 – 01/20/2032	936	655
6.50%, due 03/15/2023 – 06/20/2033	7,898	8,307
7.00%, due 07/15/2017 – 10/20/2031	538	562
7.33%, due 11/20/2030	69	72
7.50%, due 09/15/2009 – 09/20/2030	512	539
8.00%, due 01/15/2016 – 06/20/2030	353	377
8.50%, due 02/16/2030	770	844
9.00%, due 05/16/2027	52	58
11.91%, due 04/16/2034 *	87	94
21.51%, due 04/20/2031 *	56	69
WAMU Mortgage Pass-Through
Zero Coupon, due 11/25/2017 ¡	265	225
Washington Mutual MSC Mortgage
Zero Coupon, due 03/25/2033 ¡	186	149
Total U.S. Government Agency Obligations (cost $75,807)		75,990

FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
United Mexican States
6.38%, due 01/16/2013	75	82

	Principal	Value
Foreign Government Obligations (continued)
7.50%, due 04/08/2033	$400	$485
Total Foreign Government Obligations (cost $469)		567

MORTGAGE-BACKED SECURITIES (12.5%)
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class ASB
5.35%, due 09/10/2047	150	145
Banc of America Funding Corp.
Series 2005-8, Class 30PO
Zero Coupon, due 01/25/2036 ¡	90	63
Banc of America Mortgage Securities, Inc.
Series 2004-E, Class 2A5
4.11%, due 06/25/2034 *	400	384
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
4.63%, due 02/25/2036 *	482	455
Bear Stearns Commercial Mortgage Securities
Series 2000-WF1, Class A1
7.64%, due 02/15/2032	27	27
Citibank Credit Card Issuance Trust
Series 2005-B1, Class B1
4.40%, due 09/15/2010	150	150
Commercial Mortgage Pass Through Certificates
Series 2001-J2A, Class B-144A
6.30%, due 07/16/2034	4,000	4,081
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 2A4
5.70%, due 09/25/2034	200	180
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A9
5.75%, due 03/25/2034	317	222
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A2
2.47%, due 06/25/2035 * ‚	3,078	120
Countrywide Alternative Loan Trust
Series 2005-26CB, Class A10
8.34%, due 07/25/2035 *	98	102
Countrywide Alternative Loan Trust
Series 2005-28CB, Class 1A4
5.50%, due 08/25/2035	500	419
Countrywide Alternative Loan Trust
Series 2005-54CB, Class 1A11
5.50%, due 11/25/2035	200	173
Countrywide Alternative Loan Trust
Series 2005-J1, Class 1A4
2.50%, due 02/25/2035 * ‚	1,643	63
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-7, Class 2A1
4.03%, due 06/25/2034 *	138	137
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-HYB1, Class 2A
4.22%, due 05/20/2034	143	138
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2005-22, Class 2A1
5.26%, due 11/25/2035 *	673	564
Credit-Based Asset Servicing And Securitization LLC
Series 2006-CB1, Class AF2
5.24%, due 01/25/2036	100	97
Federal Home Loan Bank
4.72%, due 09/20/2012	383	387
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A1
4.91%, due 02/25/2035 *	288	286
Freddie Mac
Series 3430, Class AI
1.42%, due 09/15/2012 ‚	1,500	44
GE Capital Commercial Mortgage Corp.
Series 2001-2, Class B
6.44%, due 08/11/2033	3,000	3,077
GSR Mortgage Loan Trust
Series 2005-7F, Class 3A9
6.00%, due 09/25/2035	308	262
GSR Mortgage Loan Trust
Series 2006-1F, Class 2A4
6.00%, due 02/25/2036	190	165
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4
5.50%, due 01/25/2037	500	410
Household Automotive Trust
Series 2005-1, Class A4
4.35%, due 06/18/2012	110	111
Household Credit Card Master Note Trust I
Series 2006-1, Class A
5.10%, due 06/15/2012	150	152
IndyMac Index Mortgage Loan Trust
Series 2005-AR11, Class A7
0.72%, due 08/25/2035 * ‚	2,369	23
Master Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
3.82%, due 04/21/2034 *	312	312
Master Alternative Loans Trust
Series 2004-10, Class 1A1
4.50%, due 09/25/2019	361	343

	Principal	Value
Mortgage-Backed Securities (continued)
Master Asset Securitization Trust
Series 2003-4, Class 2A2
5.00%, due 05/25/2018	$117	$117
Master Resecuritization Trust
Series 2005-PO, Class 3PO-144A
Zero Coupon, due 05/28/2035 ¡	761	443
MBNA Master Credit Card Trust
Series 1999-J, Class C-144A
7.85%, due 02/15/2012	300	305
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, due 06/12/2043	300	286
Morgan Stanley Capital I
Series 1998-HF2, Class B
6.35%, due 11/15/2030	2,000	2,002
Mortgageit Trust
Series 2005-1, Class 1A1
2.92%, due 02/25/2035 *	146	127
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, due 05/25/2033	94	90
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A5
7.00%, due 04/25/2033	21	21
Residential Accredit Loans, Inc.
Series 2002-QS16, Class A3
11.19%, due 10/25/2017 *	87	99
Residential Accredit Loans, Inc.
Series 2003-QS3, Class A2
10.78%, due 02/25/2018 *	75	84
Residential Funding Mortgage Securities I
Series 2004-S6, Class 2A6
Zero Coupon, due 06/25/2034 ¡	138	98
Structured Asset Securities Corp.
Series 2003-21, Class 1A3
5.50%, due 07/25/2033	221	196
Structured Asset Securities Corp.
Series 2003-29, Class 1A1
4.75%, due 09/25/2018	1,296	1,289
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, due 02/15/2027	1,233	1,380
WAMU Mortgage Pass-Through Certificates
Series 2004-AR3, Class A2
4.24%, due 06/25/2034	138	134
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-2, Class 1A4
2.45%, due 04/25/2035 * ‚	2,096	83
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-4, Class CB7
5.50%, due 06/25/2035	500	426
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-7, Class 2A2
5.00%, due 07/25/2019	322	319
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-BB, Class A4
4.56%, due 01/25/2035 *	506	495
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-EE, Class 3A1
4.02%, due 12/25/2034 *	293	284
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-S, Class A5
3.54%, due 09/25/2034 *	500	500
Total Mortgage-Backed Securities (cost $22,191)		21,870

ASSET-BACKED SECURITIES (0.1%)
Countrywide Asset-Backed Certificates
Series 2004-AB2, Class A2
2.87%, due 05/25/2036 *	5	5
MBNA Credit Card Master Note Trust
Series 2003-C1, Class C1
4.52%, due 06/15/2012 *	150	141
Total Asset-Backed Securities (cost $155)		146

MUNICIPAL GOVERNMENT OBLIGATIONS (0.1%)
State of Illinois
5.10%, due 06/01/2033	200	200
Total Municipal Government Obligations (cost $200)		200

CORPORATE DEBT SECURITIES (16.6%)
Aerospace & Defense (0.6%)
Systems 2001 AT LLC -144A
6.66%, due 09/15/2013	1,061	1,061
Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
5.50%, due 01/15/2018	50	53
Capital Markets (3.0%)
Bear Stearns Cos., Inc. (The)
3.25%, due 03/25/2009	500	474
7.25%, due 02/01/2018	50	52
Credit Suisse USA, Inc.
4.70%, due 06/01/2009	125	126
4.88%, due 01/15/2015	300	296
Goldman Sachs Group, Inc. (The)
5.95%, due 01/18/2018	70	69

	Principal	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) (continued)
6.60%, due 01/15/2012	$50	$53
6.88%, due 01/15/2011	850	907
Lehman Brothers Holdings, Inc.
7.88%, due 08/15/2010	1,000	1,024
Merrill Lynch & Co., Inc.
4.79%, due 08/04/2010	100	100
5.45%, due 07/15/2014	300	288
6.40%, due 08/28/2017	180	178
Morgan Stanley
4.25%, due 05/15/2010	500	493
4.75%, due 04/01/2014	145	134
6.60%, due 04/01/2012	250	259
6.75%, due 04/15/2011	400	419
State Street Corp.
7.65%, due 06/15/2010	300	324
Chemicals (1.5%)
Dow Chemical Co. (The)
6.13%, due 02/01/2011	260	273
Koninklijke DSM NV -144A
6.75%, due 05/15/2009	2,000	2,081
Monsanto Co.
7.38%, due 08/15/2012	100	112
Potash Corp. of Saskatchewan
4.88%, due 03/01/2013	40	41
Commercial Banks (2.4%)
Corp. Andina de Fomento
5.20%, due 05/21/2013	100	100
General Electric Capital Corp.
4.63%, due 09/15/2009	500	511
5.88%, due 02/15/2012	520	551
6.00%, due 06/15/2012	430	458
6.13%, due 02/22/2011	500	531
KeyCorp
4.70%, due 05/21/2009	100	101
National City Bank/Cleveland Oh
4.00%, due 01/21/2010 *	75	68
PNC Funding Corp.
5.25%, due 11/15/2015	50	47
Popular North America, Inc.
4.25%, due 04/01/2008	150	150
Suntrust Banks, Inc.
6.38%, due 04/01/2011	250	260
Wachovia Bank NA
7.80%, due 08/18/2010	250	269
Wachovia Corp.
3.50%, due 08/15/2008	150	150
5.75%, due 02/01/2018	325	318
Wells Fargo & Co.
3.13%, due 04/01/2009	260	257
4.20%, due 01/15/2010	300	305
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.50%, due 02/22/2016	50	52
Computers & Peripherals (0.2%)
Hewlett-Packard Co.
5.40%, due 03/01/2017	50	51
International Business Machines Corp.
6.22%, due 08/01/2027	250	254
Consumer Finance (0.8%)
American General Finance Corp.
5.38%, due 10/01/2012	100	98
Capital One Financial Co.
5.70%, due 09/15/2011	20	19
6.25%, due 11/15/2013	75	71
HSBC Finance Corp.
5.25%, due 01/15/2014	100	99
6.40%, due 06/17/2008	100	101
6.75%, due 05/15/2011	760	788
SLM Corp.
4.00%, due 01/15/2010	175	147
Toyota Motor Credit Corp.
2.88%, due 08/01/2008	100	100
Diversified Financial Services (2.7%)
ASIF Global Financing XIX -144A
4.90%, due 01/17/2013	500	492
Bank of America Corp.
7.40%, due 01/15/2011	1,600	1,713
Captiva CBO Series 1997-1,
Class 1997-1-144A
6.86%, due 11/30/2009 §	424	394
CIT Group, Inc.
5.00%, due 02/13/2014	30	24
Citigroup, Inc.
4.25%, due 07/29/2009	200	200
5.63%, due 08/27/2012	400	396
ConocoPhillips Canada Funding Co.
5.63%, due 10/15/2016	100	105
International Lease Finance Corp.
4.50%, due 05/01/2008	75	75
5.88%, due 05/01/2013	75	74
John Hancock Global Funding II -144A
7.90%, due 07/02/2010	300	334
MassMutual Global Funding II -144A
3.50%, due 03/15/2010	150	153
New York Life Global Funding -144A
3.88%, due 01/15/2009	200	202
Principal Life Global Funding I -144A
2.80%, due 06/26/2008	140	140
6.25%, due 02/15/2012	250	269
Textron Financial Corp.
5.13%, due 02/03/2011	80	83

	Principal	Value
Diversified Telecommunication Services (1.9%)
AT&T, Inc.
4.95%, due 01/15/2013	$210	$211
5.10%, due 09/15/2014	50	50
5.50%, due 02/01/2018	75	73
BellSouth Corp.
6.00%, due 10/15/2011	250	261
British Telecommunications PLC
9.13%, due 12/15/2030 ¢	150	186
France Telecom SA
7.75%, due 03/01/2011 ¢	200	217
GTE Corp.
7.51%, due 04/01/2009	475	491
Nynex Capital Funding Co.
8.23%, due 10/15/2009	400	421
NYNEX Corp.
9.55%, due 05/01/2010	105	111
Sprint Capital Corp.
6.88%, due 11/15/2028	800	596
Telecom Italia Capital SA
4.95%, due 09/30/2014	100	91
5.25%, due 11/15/2013	60	56
Telefonica Emisiones Sau
5.86%, due 02/04/2013	100	101
Verizon Pennsylvania, Inc.
8.35%, due 12/15/2030	400	461
Electric Utilities (0.7%)
CenterPoint Energy Houston Electric
5.75%, due 01/15/2014	60	61
Dominion Resources, Inc.
6.25%, due 06/30/2012	144	153
DTE Energy Co.
6.65%, due 04/15/2009	200	206
Duke Energy Corp.
4.20%, due 10/01/2008	50	50
5.63%, due 11/30/2012	200	213
Exelon Generation Co. LLC
6.95%, due 06/15/2011	250	265
Florida Power & Light Co.
5.95%, due 02/01/2038	50	50
PECO Energy Co.
5.35%, due 03/01/2018	50	51
PSEG Power LLC
7.75%, due 04/15/2011	115	124
Food & Staples Retailing (0.1%)
Kroger Co. (The)
8.05%, due 02/01/2010	200	213
Food Products (0.1%)
Kellogg Co.
4.25%, due 03/06/2013	80	80
Kraft Foods, Inc.
6.13%, due 02/01/2018	100	100
6.88%, due 02/01/2038	50	49
Gas Utilities (0.1%)
KeySpan Gas East Corp.
7.88%, due 02/01/2010	100	107
Southern California Gas Co.
4.80%, due 10/01/2012	100	102
Insurance (0.2%)
MetLife Life And Annuity Co. of Connecticut -144A
5.13%, due 08/15/2014	100	98
Protective Life Secured Trusts
4.00%, due 04/01/2011	250	244
XL Capital, Ltd.
5.25%, due 09/15/2014	50	46
Media (1.4%)
Comcast Cable Holdings LLC
9.80%, due 02/01/2012	500	570
Comcast Corp.
5.50%, due 03/15/2011	250	252
COX Communications, Inc.
6.75%, due 03/15/2011	1,000	1,042
Historic TW, Inc.
9.15%, due 02/01/2023	500	579
Metals & Mining (0.0%)
Alcoa, Inc.
5.55%, due 02/01/2017	60	58
Oil, Gas & Consumable Fuels (0.1%)
Canadian Natural Resources, Ltd.
5.90%, due 02/01/2018	25	25
Transcanada Pipelines, Ltd.
4.00%, due 06/15/2013	50	49
Paper & Forest Products (0.1%)
International Paper Co.
4.00%, due 04/01/2010	165	162
4.25%, due 01/15/2009	65	65
Real Estate Investment Trusts (0.0%)
Simon Property Group, LP
5.63%, due 08/15/2014	50	48
6.10%, due 05/01/2016	15	15
Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
7.13%, due 12/15/2010	200	216
Union Pacific Corp.
5.65%, due 05/01/2017	50	50
Software (0.0%)
Oracle Corp.
5.25%, due 01/15/2016	30	30
Thrifts & Mortgage Finance (0.4%)
Countrywide Home Loans, Inc.
3.25%, due 05/21/2008 ^	250	245
4.00%, due 03/22/2011	225	201
Washington Mutual Bank FA
6.88%, due 06/15/2011	250	210

	Principal	Value
Water Utilities (0.0%)
American Water Capital Corp. -144A
6.09%, due 10/15/2017	$50	$52
Wireless Telecommunication Services (0.1%)
AT&T Wireless Services, Inc.
7.88%, due 03/01/2011	100	109
Vodafone Group PLC
5.00%, due 09/15/2015	75	71
Total Corporate Debt Securities (cost $28,684)		28,914

Total Securities Lending Collateral (cost $1,154) 		1,154

Total Investment Securities (cost $162,424) #		$167,272

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $1,129.
*	Floating or variable rate note. Rate is listed as of March 31, 2008.
§	Illiquid. At March 31, 2008, these securities aggregated $394 or%0.23 of the Fund’s net assets.
¡	PO - Principal Only.


Cash collateral for the Repurchase Agreements, valued at $404, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‚	IO - Interest Only.
¢	Step Bond. Interest rate may increase or decrease as the credit rating changes.
#

Aggregate cost for federal income tax purposes is $162,424. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $7,410 and $2,562, respectively. Net unrealized appreciation for tax purposes is $4,848.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities aggregated $10,105 or 5.80% of the Fund’s net assets.

JPMorgan Enhanced Index
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (0.1%)
U.S. Treasury Note
5.13%, due 06/30/2008 ¡	$130	$131
Total U.S. Government Obligations (cost $130)		131

	Shares
COMMON STOCKS (99.3%)
Aerospace & Defense (3.5%)
Boeing Co. (The)	11,300	840
General Dynamics Corp.	2,100	175
Goodrich Corp.	10,300	592
Northrop Grumman Corp.	19,700	1,533
United Technologies Corp.	27,400	1,886
Air Freight & Logistics (0.2%)
United Parcel Service, Inc. Class B	3,400	248
Auto Components (0.9%)
Johnson Controls, Inc.	38,100	1,288
Beverages (0.7%)
Anheuser-Busch Cos., Inc.	10,600	503
Coca-Cola Co. (The)	8,600	523
Biotechnology (2.3%)
Alexion Pharmaceuticals, Inc. ‡	1,000	59
Amgen, Inc. ‡	12,200	510
Biogen IDEC, Inc. ‡	3,000	185
Celgene Corp. ‡	18,500	1,134
Gilead Sciences, Inc. ‡	28,500	1,469
Capital Markets (3.1%)
Goldman Sachs Group, Inc. (The)	2,000	331
Lehman Brothers Holdings, Inc. ^	15,500	584
Merrill Lynch & Co., Inc.	17,800	725
Mf Global, Ltd. ‡ ^	8,700	86
Morgan Stanley	28,800	1,316
State Street Corp.	9,900	782
TD Ameritrade Holding Corp. ‡	35,900	593
Chemicals (2.4%)
Air Products & Chemicals, Inc.	800	74
Dow Chemical Co. (The)	30,100	1,109
Ei DU Pont de Nemours & Co.	1,000	47
Monsanto Co.	3,400	379
PPG Industries, Inc.	7,300	442
Praxair, Inc.	2,400	202
ROHM & Haas Co.	23,300	1,260
Commercial Banks (3.0%)
Bank of New York Mellon Corp.	5,300	221
Colonial Bancgroup, Inc. (The) ^	3,200	31
Comerica, Inc.	4,200	147
Huntington Bancshares, Inc.	37,900	407
SunTrust Banks, Inc.	100	6
TCF Financial Corp.	18,200	326
US Bancorp	43,800	1,417
Wachovia Corp. ^	9,900	267
Wells Fargo & Co.	41,700	1,214
Zions Bancorporation	7,200	328
Communications Equipment (3.6%)
Cisco Systems, Inc. ‡	96,700	2,330
Corning, Inc.	53,400	1,284
Juniper Networks, Inc. ‡	6,100	152
Qualcomm, Inc.	32,400	1,328
Tellabs, Inc. ‡	7,300	40
Computers & Peripherals (4.2%)
Apple, Inc. ‡	10,400	1,492
Dell, Inc. ‡	200	4
EMC Corp. ‡	19,700	283
Hewlett-Packard Co.	39,500	1,804
International Business Machines Corp.	20,100	2,314
SanDisk Corp. ‡	5,700	129
Sun Microsystems, Inc. ‡	200	3
Consumer Finance (0.7%)
American Express Co.	7,800	341
Capital One Financial Co.	12,900	635
Diversified Consumer Services (0.1%)
ITT Educational Services, Inc. ‡	2,700	124
Diversified Financial Services (3.7%)
Bank of America Corp.	73,900	2,801
CIT Group, Inc.	18,000	213
Citigroup, Inc.	76,600	1,641
CME Group, Inc. Class A	1,200	563
NYSE Euronext	2,200	136
Diversified Telecommunication Services (3.9%)
AT&T, Inc.	89,000	3,409
Verizon Communications, Inc.	59,300	2,161
Electric Utilities (2.9%)
American Electric Power Co., Inc.	25,300	1,054
Edison International	28,400	1,392
FirstEnergy Corp.	10,100	693
FPL Group, Inc.	5,100	320
Northeast Utilities	5,500	135
Sierra Pacific Resources	39,600	500
Electrical Equipment (0.0%)
Sunpower Corp. Class A ‡ ^	500	37
Electronic Equipment & Instruments (0.6%)
Tyco Electronics, Ltd.	26,600	913
Energy Equipment & Services (2.8%)
Baker Hughes, Inc.	4,300	294
Halliburton Co.	25,900	1,019
Nabors Industries, Ltd. ‡	4,200	142
National Oilwell Varco, Inc. ‡	2,700	158
Schlumberger, Ltd.	27,300	2,375
Food & Staples Retailing (2.9%)
CVS Caremark Corp.	31,500	1,276
Safeway, Inc.	37,800	1,109
SYSCO Corp.	22,900	665
Wal-Mart Stores, Inc.	20,000	1,054
Food Products (2.4%)
Campbell Soup Co.	12,300	418
General Mills, Inc.	6,300	377
Kellogg Co.	22,700	1,193

	Shares	Value
Food Products (continued)
Kraft Foods, Inc. Class A	41,800	$1,296
Sara Lee Corp.	10,200	143
Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	3,600	208
Boston Scientific Corp. ‡	6,300	81
Covidien, Ltd.	6,900	305
CR Bard, Inc. ^	6,700	646
Medtronic, Inc.	16,400	793
Stryker Corp.	1,300	85
Zimmer Holdings, Inc. ‡	6,300	491
Health Care Providers & Services (1.7%)
Aetna, Inc.	24,200	1,018
Cigna Corp.	11,200	454
McKesson Corp.	9,600	503
UnitedHealth Group, Inc.	3,600	124
WellPoint, Inc. ‡	9,100	402
Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	3,500	142
International Game Technology	7,800	314
McDonald’s Corp.	2,700	150
Royal Caribbean Cruises, Ltd.	3,000	99
Starbucks Corp. ‡	300	5
Starwood Hotels & Resorts Worldwide, Inc.	12,300	636
Wyndham Worldwide Corp.	6,800	141
Household Durables (0.5%)
Centex Corp.	7,400	179
Toll Brothers, Inc. ‡ ^	23,800	559
Household Products (2.7%)
Clorox Co. (The)	8,000	453
Kimberly-Clark Corp.	13,600	878
Procter & Gamble Co.	36,500	2,558
Industrial Conglomerates (3.1%)
3M Co.	6,100	483
General Electric Co.	105,200	3,894
Textron, Inc.	600	33
Insurance (4.0%)
Aflac, Inc.	4,400	286
AMBAC Financial Group, Inc. ^	13,600	78
American International Group, Inc.	14,500	627
Axis Capital Holdings, Ltd.	19,200	652
Chubb Corp.	2,400	119
Genworth Financial, Inc. Class A	14,500	328
Hartford Financial Services Group, Inc.	9,300	705
Lincoln National Corp.	6,400	333
MBIA, Inc. ^	20,200	247
MetLife, Inc.	13,200	795
Protective Life Corp.	10,500	426
Prudential Financial, Inc.	2,400	188
RenaissanceRe Holdings, Ltd.	4,500	233
Travelers Cos., Inc. (The) ‡	11,500	550
Unum Group	9,400	207
XL Capital, Ltd. Class A	800	24
Internet & Catalog Retail (0.3%)
Amazon.Com, Inc. ‡	3,400	242
Expedia, Inc. ‡	10,300	226
Internet Software & Services (1.5%)
eBay, Inc. ‡	12,000	358
Google, Inc. Class A ‡	2,900	1,278
Yahoo!, Inc. ‡	16,600	480
IT Services (0.9%)
Affiliated Computer Services, Inc. Class A ‡	4,900	246
Genpact, Ltd. ‡ ^	13,500	165
Paychex, Inc.	26,800	918
Machinery (2.7%)
Caterpillar, Inc.	13,800	1,080
Danaher Corp.	6,900	525
Dover Corp.	17,400	727
Eaton Corp.	5,000	398
Illinois Tool Works, Inc.	5,500	265
Ingersoll-Rand Co., Ltd. Class A	6,500	290
PACCAR, Inc.	12,600	567
Media (2.7%)
CBS Corp. Class B	300	7
Dish Network Corp. Class A ‡	2,100	60
News Corp. Class A	81,100	1,521
Time Warner, Inc.	55,000	771
Walt Disney Co. (The)	46,800	1,468
Metals & Mining (1.1%)
Alcoa, Inc.	10,800	390
Freeport-McMoRan Copper & Gold, Inc.	1,300	125
U.S. Steel Corp.	7,900	1,002
Multiline Retail (0.5%)
Family Dollar Stores, Inc.	5,600	109
Kohl’s Corp. ‡	10,300	442
Target Corp.	4,700	238
Multi-Utilities (0.9%)
CMS Energy Corp. ^	58,100	786
Xcel Energy, Inc.	26,400	527
Office Electronics (0.0%)
Seagate Technology, Inc. ‡ €	8,700	♦
Oil, Gas & Consumable Fuels (10.2%)
Apache Corp.	3,000	362
Chevron Corp.	37,900	3,235
ConocoPhillips	18,900	1,440
Devon Energy Corp.	4,900	511
Exxon Mobil Corp.	65,200	5,515
Hess Corp.	3,600	317
Marathon Oil Corp.	21,900	999
Occidental Petroleum Corp.	3,700	271
Southwestern Energy Co. ‡	200	7
Sunoco, Inc.	5,600	294
Valero Energy Corp.	2,500	123
XTO Energy, Inc.	24,200	1,497
Paper & Forest Products (0.5%)
Domtar Corp. ‡	92,300	630

	Shares	Value
Paper & Forest Products (cotinued)
International Paper Co.	800	$22
Pharmaceuticals (5.4%)
Abbott Laboratories	45,300	2,498
Bristol-Myers Squibb Co.	26,600	566
Eli Lilly & Co.	400	21
Johnson & Johnson	14,600	947
Merck & Co., Inc.	46,200	1,753
Pfizer, Inc.	36,300	760
Schering-Plough Corp.	49,600	715
Sepracor, Inc. ‡	8,000	156
Wyeth	8,300	347
Real Estate Investment Trusts (1.3%)
Apartment Investment & Management Co. Class A	6,793	243
Duke Realty Corp.	4,700	107
Hospitality Properties Trust	21,000	715
Host Hotels & Resorts, Inc.	4,100	65
ProLogis	7,100	418
UDR, Inc.	10,400	255
Road & Rail (1.5%)
Burlington Northern Santa Fe Corp.	3,300	304
CSX Corp.	100	6
Norfolk Southern Corp.	29,900	1,624
Union Pacific Corp.	1,400	176
Semiconductors & Semiconductor Equipment (2.2%)
Altera Corp.	17,100	315
Broadcom Corp. Class A ‡	31,100	599
Intel Corp.	29,500	625
KLA-Tencor Corp.	3,400	126
National Semiconductor Corp.	4,900	90
NVIDIA Corp. ‡	6,300	125
Xilinx, Inc.	54,800	1,301
Software (3.0%)
Microsoft Corp.	127,200	3,610
Oracle Corp. ‡	33,300	651
Specialty Retail (1.6%)
Abercrombie & Fitch Co. Class A	4,300	315
Advance Auto Parts, Inc.	9,700	330
Carmax, Inc. ‡ ^	9,700	188
Dick’s Sporting Goods, Inc. ‡	14,300	383
Gap, Inc. (The)	1,200	24
Home Depot, Inc.	5,000	140
Staples, Inc.	39,500	873
Textiles, Apparel & Luxury Goods (1.3%)
Coach, Inc. ‡	2,100	63
Nike, Inc. Class B	19,300	1,312
Phillips-Van Heusen Corp.	1,600	61
Polo Ralph Lauren Corp. Class A	2,300	134
V.F. Corp.	4,500	349
Thrifts & Mortgage Finance (0.5%)
Fannie Mae	11,800	310
Freddie Mac	14,600	370
MGIC Investment Corp. ^	1,100	12
Washington Mutual, Inc. ^	8,500	87
Tobacco (2.4%)
Altria Group, Inc.	46,800	1,039
Philip Morris International, Inc. ‡	46,800	2,367
Wireless Telecommunication Services (0.1%)
Sprint Nextel Corp.	16,500	110
Total Common Stocks (cost $143,362)		142,440

Total Securities Lending Collateral (cost $3,620) 		3,620

Total Investment Securities (cost $147,112) #		$146,191

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts (•)	Date	Amount	(Depreciation)

S&P 500 FUTURE INDEX	3	06/20/2008	$993	$13
			$993	$13

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $3,487.
¡

At March 31, 2008, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated at March 31, 2008 is $96.



Cash collateral for the Repurchase Agreements, valued at $1,267, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

€	Securities valued as determined in good faith in accordance with procedures established by the Board of Trustees of AEGON/Transamerica Series Trust.
‡	Non-income producing security.
•	Contract amounts are not in thousands.
♦	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $148,269. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $12,619 and $14,697, respectively. Net unrealized depreciation for tax purposes is $2,078.

JPMorgan Mid Cap Value
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (95.6%)
Aerospace & Defense (1.4%)
Alliant Techsystems, Inc. ‡ ^	39,600	$4,100
Auto Components (0.9%)
Wabco Holdings, Inc.	58,200	2,655
Beverages (1.5%)
Brown-Forman Corp. Class B ^	49,900	3,304
Constellation Brands, Inc. Class A ‡ ^	51,480	910
Building Products (0.7%)
Owens Corning, Inc. ‡ ^	117,300	2,127
Capital Markets (2.0%)
Affiliated Managers Group, Inc. ‡ ^	27,050	2,455
Northern Trust Corp.	21,400	1,422
T. Rowe Price Group, Inc.	40,000	2,000
Chemicals (3.4%)
Albemarle Corp.	126,900	4,634
PPG Industries, Inc.	58,500	3,540
Sigma-Aldrich Corp.	30,700	1,831
Commercial Banks (5.7%)
Cullen/Frost Bankers, Inc.	68,700	3,644
M&T Bank Corp. ^	80,100	6,446
Synovus Financial Corp. ^	352,500	3,899
Wilmington Trust Corp.	78,900	2,454
Commercial Services & Supplies (1.1%)
Republic Services, Inc. Class A	109,650	3,206
Computers & Peripherals (0.6%)
NCR Corp. ‡	71,700	1,637
Construction Materials (0.8%)
Vulcan Materials Co. ^	32,700	2,171
Containers & Packaging (1.4%)
Ball Corp.	90,300	4,148
Distributors (1.7%)
Genuine Parts Co.	124,300	4,999
Diversified Telecommunication Services (1.6%)
CenturyTel, Inc.	73,600	2,446
Windstream Corp.	188,160	2,249
Electric Utilities (4.0%)
American Electric Power Co., Inc.	124,600	5,187
FirstEnergy Corp.	43,400	2,978
Westar Energy, Inc.	152,600	3,475
Electrical Equipment (0.7%)
Ametek, Inc.	47,000	2,064
Electronic Equipment & Instruments (2.3%)
Amphenol Corp. Class A	62,000	2,310
Arrow Electronics, Inc. ‡	128,300	4,317
Energy Equipment & Services (1.3%)
Helix Energy Solutions Group, Inc. ‡	117,600	3,704
Food & Staples Retailing (2.3%)
Safeway, Inc.	119,800	3,516
Supervalu, Inc.	100,700	3,019
Food Products (0.7%)
Dean Foods Co.	51,700	1,039
WM Wrigley Jr. Co.	15,800	993
Gas Utilities (4.0%)
Energen Corp.	62,800	3,913
Oneok, Inc.	59,400	2,651
Questar Corp.	58,100	3,286
UGI Corp.	68,100	1,697
Health Care Equipment & Supplies (0.3%)
Becton Dickinson & Co.	9,400	807
Health Care Providers & Services (3.6%)
Community Health Systems, Inc. ‡	103,700	3,481
Coventry Health Care, Inc. ‡	117,050	4,723
Lincare Holdings, Inc. ‡	82,700	2,325
Hotels, Restaurants & Leisure (2.0%)
Burger King Holdings, Inc.	112,800	3,120
Marriott International, Inc. Class A	81,200	2,790
Household Durables (2.0%)
Fortune Brands, Inc.	75,700	5,261
Jarden Corp. ‡	25,300	550
Household Products (0.8%)
Clorox Co. (The)	42,800	2,424
Industrial Conglomerates (1.0%)
Carlisle Cos., Inc.	88,500	2,959
Insurance (10.3%)
Assurant, Inc.	95,750	5,827
Cincinnati Financial Corp.	152,325	5,794
Everest RE Group, Ltd.	43,500	3,895
Old Republic International Corp.	367,825	4,749
OneBeacon Insurance Group, Ltd. Class A	152,147	2,894
Principal Financial Group, Inc.	63,600	3,544
W.R. Berkley Corp.	121,900	3,375
IT Services (1.8%)
Total System Services, Inc. ^	136,582	3,231
Western Union Co. (The)	94,400	2,008
Machinery (2.6%)
Dover Corp.	117,300	4,901
Oshkosh Corp.	74,800	2,714
Media (4.1%)
Cablevision Systems Corp. Class A ‡	144,100	3,088
Clear Channel Communications, Inc.	24,800	725
Clear Channel Outdoor Holdings, Inc. Class A ‡ ^	86,584	1,646
Lamar Advertising Co. Class A ‡ ^	42,000	1,509
Omnicom Group, Inc.	51,200	2,262
Washington Post Co. (The) Class B	3,850	2,547
Metals & Mining (0.5%)
Carpenter Technology Corp.	28,000	1,567
Multi-Utilities (3.7%)
CMS Energy Corp. ^	252,100	3,413
PG&E Corp.	108,100	3,980
Xcel Energy, Inc.	164,500	3,282
Oil, Gas & Consumable Fuels (5.6%)
CVR Energy, Inc. ‡ ^	52,200	1,202
Devon Energy Corp.	36,000	3,756
Kinder Morgan Management LLC ‡	44,408	2,264

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Teekay Corp. ^	94,000	$3,992
Williams Cos., Inc.	157,500	5,194
Pharmaceuticals (1.2%)
Warner Chilcott, Ltd. Class A ‡ ^	200,200	3,604
Real Estate Investment Trusts (5.2%)
Kimco Realty Corp.	54,100	2,119
Plum Creek Timber Co., Inc. ^	30,300	1,233
Public Storage, Inc.	49,600	4,396
Rayonier, Inc.	82,903	3,601
Regency Centers Corp.	12,200	790
Vornado Realty Trust	34,600	2,983
Real Estate Management & Development (1.2%)
Brookfield Properties Corp. ^	179,975	3,475
Software (0.9%)
Jack Henry & Associates, Inc.	105,600	2,605
Specialty Retail (5.6%)
AutoNation, Inc. ‡	72,519	1,086
AutoZone, Inc. ‡	39,450	4,491
Limited Brands, Inc.	43,100	737
Sherwin-Williams Co. (The)	10,700	546
Staples, Inc.	164,600	3,639
Tiffany & Co.	69,100	2,891
TJX Cos., Inc.	85,900	2,841
Textiles, Apparel & Luxury Goods (2.1%)
Columbia Sportswear Co. ^	20,100	885
V.F. Corp.	68,000	5,271
Thrifts & Mortgage Finance (1.2%)
People’s United Financial, Inc. ^	209,300	3,623
Tobacco (0.7%)
Loews Corp. - Carolina Group	29,400	2,133
Wireless Telecommunication Services (1.1%)
Telephone & Data Systems, Inc. Class L	84,000	3,133
Total Common Stocks (cost $284,563)		278,307

Total Securities Lending Collateral (cost $35,102) ¡		35,102

Total Investment Securities (cost $319,665) #		$313,409

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $33,590.
¡

Cash collateral for the Repurchase Agreements, valued at $12,285, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $320,075. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $18,945 and $25,611, respectively. Net unrealized depreciation for tax purposes is $6,666.

Legg Mason Partners All Cap

SCHEDULE OF INVESTMENTS
At March 31, 2008

(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.9%)
Aerospace & Defense (6.0%)
Boeing Co. (The)	53,500	$3,979
Honeywell International, Inc.	92,906	5,242
Raytheon Co.	101,990	6,589
Air Freight & Logistics (1.1%)
United Parcel Service, Inc. Class B	38,700	2,826
Building Products (0.3%)
Simpson Manufacturing Co., Inc. ^	29,400	799
Capital Markets (4.6%)
Franklin Resources, Inc.	10,500	1,018
Merrill Lynch & Co., Inc. ^	75,200	3,064
State Street Corp.	99,920	7,894
Chemicals (1.8%)
Ei DU Pont de Nemours & Co.	101,600	4,751
Communications Equipment (2.8%)
Cisco Systems, Inc. ‡	175,412	4,226
Motorola, Inc.	348,400	3,240
Computers & Peripherals (2.0%)
Socket Communications, Inc. ‡	11,500	7
International Business Machines Corp.	46,300	5,331
Consumer Finance (1.4%)
American Express Co.	82,900	3,624
Diversified Financial Services (6.3%)
Bank of America Corp.	198,152	7,512
JPMorgan Chase & Co.	211,660	9,091
Energy Equipment & Services (5.1%)
Baker Hughes, Inc.	26,200	1,795
BJ Services Co.	70,100	1,999
Halliburton Co.	79,800	3,139
Nabors Industries, Ltd. ‡	26,900	908
Schlumberger, Ltd.	30,600	2,662
Transocean, Inc.	21,956	2,968
Food & Staples Retailing (2.6%)
Wal-Mart Stores, Inc.	131,100	6,906
Food Products (3.7%)
Kraft Foods, Inc. Class A	113,861	3,531
Unilever PLC	69,930	2,361
Unilever PLC	111,274	3,752
Household Products (1.6%)
Kimberly-Clark Corp.	63,700	4,112
Industrial Conglomerates (2.5%)
General Electric Co.	177,600	6,573
Insurance (5.4%)
Allied World Assurance Co. Holdings, Ltd.	39,080	1,551
Chubb Corp.	163,300	8,080
CNA Surety Corp. ‡	177,800	2,735
Hartford Financial Services Group, Inc.	24,400	1,849
Internet Software & Services (2.3%)
Bridgeline Software, Inc. ‡	19,100	50
eBay, Inc. ‡	159,500	4,759
VeriSign, Inc. ‡	39,440	1,311
IT Services (0.5%)
Visa, Inc. Class A ‡	19,400	1,210
Life Sciences Tools & Services (0.7%)
ENZO Biochem, Inc. ‡ ^	199,006	1,809
Machinery (2.8%)
Caterpillar, Inc.	60,524	4,739
Dover Corp.	64,100	2,678
Media (6.0%)
News Corp. Class B	251,800	4,794
Time Warner, Inc.	297,600	4,172
Walt Disney Co. (The)	214,134	6,720
Metals & Mining (1.5%)
Alcoa, Inc.	113,317	4,086
Oil, Gas & Consumable Fuels (4.9%)
Anadarko Petroleum Corp.	71,800	4,526
BP PLC	21,900	1,328
Chevron Corp.	34,600	2,953
ConocoPhillips	19,800	1,509
Exxon Mobil Corp.	32,000	2,707
Paper & Forest Products (1.4%)
Weyerhaeuser Co.	57,300	3,727
Pharmaceuticals (11.8%)
Abbott Laboratories	109,868	6,059
Bentley Pharmaceuticals, Inc. ‡	2,813	45
Eli Lilly & Co.	77,300	3,988
Johnson & Johnson	94,400	6,124
Merck & Co., Inc.	76,070	2,887
Novartis AG ^	113,700	5,825
Wyeth	144,107	6,018
Real Estate Investment Trusts (2.1%)
Annaly Capital Management, Inc. ^	353,390	5,414
Semiconductors & Semiconductor Equipment (7.2%)
Applied Materials, Inc.	337,400	6,583
Novellus Systems, Inc. ‡	113,900	2,397
Taiwan Semiconductor Manufacturing Co., Ltd.	409,828	4,209
Texas Instruments, Inc.	182,300	5,154
Verigy, Ltd. ‡	24,542	462
Software (2.8%)
Lawson Software, Inc. ‡	87,380	658
Microsoft Corp.	225,530	6,401
Sybase, Inc. ‡ ^	2,200	58
Wave Systems Corp. Class A ‡ ^	203,427	197
Specialty Retail (3.9%)
AnnTaylor Stores Corp. ‡	28,140	681
Gap, Inc. (The) ^	245,800	4,837
Home Depot, Inc.	133,400	3,731
Williams-Sonoma, Inc. ^	42,360	1,027
Thrifts & Mortgage Finance (0.3%)
PMI Group, Inc. (The) ^	135,480	788
Wireless Telecommunication Services (2.5%)
Vodafone Group PLC	221,194	6,527
Total Common Stocks (cost $227,308)		257,262

	Principal	Value
REPURCHASE AGREEMENTS (2.9%)
Repurchase Agreement (2.9%)
State Street Bank & Trust £
1.05%, dated 03/31/2008 to be repurchased at $7,433 on 04/01/2008 ±	$7,433	$7,433
Total Repurchase Agreements (cost $7,433)		7,433

Total Securities Lending Collateral (cost $12,399) •		12,399

Total Investment Securities (cost $247,140) #		$277,094

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $11,743.
£	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
±

At March 31, 2008, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with an interest rate and maturity date of 2.99% and 01/25/2036 respectively, and with a market value plus accrued interest of $7,585.

•

Cash collateral for the Repurchase Agreements, valued at $4,340, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $247,727. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $44,631 and 15,264, respectively. Net unrealized appreciation for tax purposes is $29,367.

Marsico Growth
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

Shares	Value
COMMON STOCKS (95.1%)
Aerospace & Defense (7.0%)
General Dynamics Corp.	214,353	$17,871
Honeywell International, Inc.	28,362	1,600
Lockheed Martin Corp.	226,054	22,447
Precision Castparts Corp.	26,064	2,661
Automobiles (1.8%)
Toyota Motor Corp. ^	110,864	11,185
Beverages (2.8%)
Coca-Cola Co. (The)	133,852	8,148
Heineken NV	330,765	9,559
Biotechnology (3.2%)
Amylin Pharmaceuticals, Inc. ‡ ^	68,955	2,014
Genentech, Inc. ‡	221,569	17,987
Capital Markets (3.3%)
Goldman Sachs Group, Inc. (The)	109,656	18,136
Merrill Lynch & Co., Inc.	71,903	2,929
Chemicals (6.8%)
Air Products & Chemicals, Inc.	70,968	6,529
Monsanto Co.	216,053	24,090
Praxair, Inc.	145,084	12,220
Commercial Banks (5.5%)
Industrial & Commercial Bank of China Class H	HKD	28,870,000	20,105
Wells Fargo & Co.	498,678	14,512
Communications Equipment (0.8%)
Qualcomm, Inc.	129,779	5,321
Construction & Engineering (2.8%)
Jacobs Engineering Group, Inc. ‡	238,874	17,579
Diversified Financial Services (2.8%)
JPMorgan Chase & Co.	408,495	17,545
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	461,033	17,658
Electrical Equipment (0.4%)
Vestas Wind Systems ‡	25,150	2,757
Energy Equipment & Services (7.2%)
Cameron International Corp. ‡	87,370	3,638
FMC Technologies, Inc. ‡ ^	13,880	790
Schlumberger, Ltd.	235,682	20,504
Transocean, Inc.	137,679	18,614
Weatherford International, Ltd. ‡	25,349	1,837
Food & Staples Retailing (3.8%)
Costco Wholesale Corp.	53,456	3,473
CVS Caremark Corp.	373,264	15,121
Tesco PLC	720,745	5,429
Health Care Providers & Services (3.1%)
UnitedHealth Group, Inc.	579,534	19,913
Hotels, Restaurants & Leisure (10.9%)
Las Vegas Sands Corp. ‡	147,516	10,863
McDonald’s Corp.	541,306	30,189
MGM Mirage, Inc. ‡	153,130	8,999
Starbucks Corp. ‡	69,007	1,208
Wynn Resorts, Ltd. ^	69,534	6,998
Yum! Brands, Inc.	279,732	10,409
Industrial Conglomerates (2.8%)
General Electric Co.	366,465	13,563
McDermott International, Inc. ‡	76,579	4,198
Internet Software & Services (3.4%)
Google, Inc. Class A ‡	48,848	21,516
IT Services (4.7%)
Mastercard, Inc. Class A ^	133,095	29,679
Machinery (0.5%)
Deere & Co.	41,892	3,370
Oil, Gas & Consumable Fuels (3.1%)
Petroleo Brasileiro SA	195,125	19,924
Pharmaceuticals (2.1%)
Merck & Co., Inc.	350,841	13,314
Real Estate Management & Development (1.5%)
St Joe Co. (The) ^	220,970	9,486
Road & Rail (4.2%)
Norfolk Southern Corp.	94,764	5,148
Union Pacific Corp.	170,373	21,361
Specialty Retail (1.3%)
Lowe’s Companies, Inc.	346,936	7,959
Wireless Telecommunication Services (6.5%)
America Movil SAB de CV Series R, Class R	346,133	22,045
China Mobile, Ltd.	HKD	1,304,000	19,402
Total Common Stocks (cost $555,702)	601,803

Principal
REPURCHASE AGREEMENTS (5.1%)
Repurchase Agreement (5.1%)
State Street Bank & Trust £
1.05%, dated 03/31/2008 to be repurchased at $32,114 on 04/01/2008 ±	$32,113	32,113
Total Repurchase Agreements (cost $32,113)	32,113

Total Securities Lending Collateral (cost $50,436) •	50,436

Total Investment Securities (cost $638,251) #	$684,352

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $48,862.
£	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Funds.
±

At March 31, 2008, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates of 3.17% and 02/15/2036, respectively, and with a market value plus accrued interest of $32,758.

•

Cash collateral for the Repurchase Agreements, valued at $17,652, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $638,405. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $77,943 and $31,996, respectively. Net unrealized appreciation for tax purposes is $45,947.

MFS High Yield
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (4.5%)
Argentina Bonos
3.09%, due 08/03/2012 *	$876	$746
7.00%, due 09/12/2013	900	736
Argentine Republic
1.32%, due 12/15/2035 *	1,924	231
Gabonese Republic -144A
8.20%, due 12/12/2017	609	639
Indonesia Government International
Bond -144A
7.75%, due 01/17/2038	482	499
Mexico Government International Bond
6.75%, due 09/27/2034	319	356
Peruvian Government International Bond
6.55%, due 03/14/2037	1,003	1,037
Republic of Brazil
6.00%, due 01/17/2017	125	127
8.00%, due 01/15/2018	451	505
8.88%, due 10/14/2019	187	231
Republic of Colombia
7.38%, due 01/27/2017	376	416
Republic of Ecuador, Reg S
10.00%, due 08/15/2030	197	191
Republic of El Salvador, Reg S
8.25%, due 04/10/2032	700	791
Republic of Indonesia, Reg S
8.50%, due 10/12/2035	826	936
Republic of Indonesia -144A
6.88%, due 01/17/2018	355	372
Republic of Panama
6.70%, due 01/26/2036	652	663
Republic of the Philippines
9.38%, due 01/18/2017	810	1,012
9.50%, due 02/02/2030	211	275
Republic of Turkey
6.88%, due 03/17/2036	1,200	1,064
Republic of Uruguay
9.25%, due 05/17/2017	1,168	1,381
Republic of Uruguay
8.00%, due 11/18/2022	500	535
Republic of Venezuela, Reg S
7.00%, due 12/01/2018	392	316
Russian Federation, Reg S
12.75%, due 06/24/2028	190	343
Ukraine Government International Bond -144A
6.75%, due 11/14/2017	110	108
Total Foreign Government Obligations (cost $13,481)		13,510

MORTGAGE-BACKED SECURITIES (7.0%)
Arcap, Inc.
Series 2004-RR3, Class H-144A
6.10%, due 09/21/2045	1,515	560
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class AM
5.39%, due 10/10/2045	956	863
Banc of America Commercial Mortgage, Inc.
Series 2007-4, Class AM
5.81%, due 02/10/2051	1,055	969
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class AM
5.77%, due 02/10/2051	2,111	1,915
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class AM
5.34%, due 12/15/2039	1,590	1,422
First Union National Bank Commercial Mortgage
Series 2000-C2, Class H
6.75%, due 10/15/2032	1,305	1,157
GS Mortgage Securities Corp. II
Series 2007-GG10, Class AM
5.80%, due 08/10/2045	1,082	995
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP8, Class AM
5.44%, due 05/15/2045	1,472	1,331
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP9, Class AM
5.37%, due 05/15/2047	752	675
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, Class AM
5.47%, due 06/12/2047	2,122	1,904
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB19, Class AM
5.75%, due 02/12/2049	1,586	1,452
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD12, Class AM
6.06%, due 02/15/2051	1,817	1,696
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD12, Class C
6.06%, due 02/15/2051	720	502

		Principal	Value
Merrill Lynch Mortgage Trust
Series 2007-C1, Class B
5.83%, due 06/12/2050		$720	$496
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, due 12/12/2049		1,592	1,415
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-7, Class AM
5.75%, due 06/12/2050		408	374
Morgan Stanley Capital I
Series 2004-RR, Class FX-144A
1.37%, due 04/28/2039 ¡		10,481	345
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM
5.59%, due 04/15/2047		1,590	1,433
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class AM
5.90%, due 02/15/2051		1,594	1,471
Total Mortgage-Backed Securities (cost $20,976)			20,975

ASSET-BACKED SECURITIES (1.1%)
Airlie, Ltd.
Series 2006-AV3A, Class D-144A
4.50%, due 12/22/2011 * §		832	678
Babson CLO, Ltd. 2003-I
Series 2006-1A, Class D-144A
5.76%, due 07/15/2018 *		785	506
Crest, Ltd.
Series 2004-1A, Class G2
7.00%, due 01/28/2040		1,422	706
CW Capital Cobalt, Ltd.
Series 2005-1A, Class F2-144A
6.23%, due 05/25/2045		1,112	481
CW Capital Cobalt, Ltd.
Series 2006-2A, Class F-144A
4.54%, due 04/26/2050 * §		500	177
CW Capital Cobalt, Ltd.
Series 2006-2A, Class G-144A
4.74%, due 04/26/2050 * §		500	131
Falcon Franchise Loan LLC
Series 2003-1, Class IO-144A
3.84%, due 01/05/2025 ¡ §		3,202	470
Wachovia CRE CDO
Series 2006-1A, Class G-144A
3.95%, due 09/25/2026 * §		432	204
Total Asset-Backed Securities (cost $5,967)			3,353

CORPORATE DEBT SECURITIES (74.9%)
Aerospace & Defense (1.8%)
Bombardier, Inc. -144A
8.00%, due 11/15/2014		1,463	1,507
L-3 Communications Corp.
5.88%, due 01/15/2015		1,650	1,580
6.13%, due 01/15/2014		95	93
Transdigm, Inc.
7.75%, due 07/15/2014		465	465
Vought Aircraft Industries, Inc.
8.00%, due 07/15/2011		2,010	1,844
Air Freight & Logistics (0.2%)
Tgi International, Ltd. -144A
9.50%, due 10/03/2017		481	497
Airlines (0.5%)
Continental Airlines, Inc.
6.75%, due 03/15/2017		315	284
6.80%, due 08/02/2018		770	693
6.90%, due 01/02/2017		443	399
Automobiles (0.4%)
General Motors Corp.
8.38%, due 07/15/2033 ^		1,737	1,225
Building Products (0.7%)
Associated Materials, Inc.
Zero Coupon, due 03/01/2014 ^ 		1,175	802
Building Materials Corp. of America
7.75%, due 08/01/2014		1,065	767
Ply Gem Industries, Inc.
9.00%, due 02/15/2012 ^		1,875	1,368
Capital Markets (1.8%)
Intelsat Jackson Holdings, Ltd.
11.25%, due 06/15/2016		1,370	1,389
Lvb Acquisition Merger Sub, Inc. -144A
10.00%, due 10/15/2017		725	759
11.63%, due 10/15/2017		2,155	2,155
Nuveen Investments, Inc. -144A
10.50%, due 11/15/2015		1,340	1,149
Chemicals (2.8%)
JohnsonDiversey, Inc.
9.63%, due 05/15/2012	EUR	3,645	3,807
Koppers Holdings, Inc. -144A
Zero Coupon, due 11/15/2014 		2,279	1,977
Momentive Performance Materials, Inc.
9.00%, due 12/01/2014		205	263
9.75%, due 12/01/2014		710	637
11.50%, due 12/01/2016		665	506
Mosaic Co. (The) -144A
7.88%, due 12/01/2016		555	597
Nalco Co.
7.75%, due 11/15/2011		480	486
8.88%, due 11/15/2013		1,940	1,993

	Principal	Value
Commercial Banks (0.6%)
Russian Standard Finance SA for Russian Standard Bank , Reg S
7.50%, due 10/07/2010	$759	$692
TNK-BP Finance SA -144A
7.50%, due 07/18/2016	472	438
VTB Capital SA -144A
6.61%, due 10/31/2012	828	805
Commercial Services & Supplies (0.6%)
Corrections Corp. of America -144A
6.25%, due 03/15/2013	620	608
Geo Group, Inc. (The)
8.25%, due 07/15/2013	870	876
Quebecor World Capital Corp.
6.13%, due 11/15/2013 ^	690	283
Construction & Engineering (0.2%)
Autopistas del Sol SA -144A
11.50%, due 05/23/2017	570	447
Consumer Finance (2.3%)
Ford Motor Credit Co. LLC
8.00%, due 12/15/2016	845	662
8.63%, due 11/01/2010	1,275	1,111
9.75%, due 09/15/2010	2,404	2,141
GMAC LLC
6.88%, due 09/15/2011	3,904	2,988
Containers & Packaging (2.0%)
Crown Americas
7.63%, due 11/15/2013	990	1,010
Graham Packaging Co., Inc.
9.88%, due 10/15/2014	1,005	844
Graphic Packaging International Corp.
9.50%, due 08/15/2013	770	739
Greif, Inc.
6.75%, due 02/01/2017 -144A	1,025	1,010
Owens Brockway Glass Container, Inc.
8.25%, due 05/15/2013	1,830	1,894
Vitro SAB de CV
8.63%, due 02/01/2012	57	53
9.13%, due 02/01/2017	375	311
Diversified Consumer Services (0.9%)
Service Corp. International
6.75%, due 04/01/2015	154	151
7.00%, due 06/15/2017	1,800	1,737
7.38%, due 10/01/2014	735	736
Diversified Financial Services (2.1%)
C10 Capital SPV, Ltd. -144A
6.72%, due 12/31/2016 Ž	161	149
El Paso Performance-Linked Trust -144A
7.75%, due 07/15/2011	2,435	2,490
Hawker Beechcraft Acquisition
9.75%, due 04/01/2017 ^	1,570	1,562
Isa Capital Do Brasil SA -144A
7.88%, due 01/30/2012	353	364
Kar Holdings, Inc.
10.00%, due 05/01/2015	1,030	891
Local TV Finance LLC -144A
9.25%, due 06/15/2015	1,010	809
Smurfit Kappa Funding PLC
7.75%, due 04/01/2015	170	149
Diversified Telecommunication Services (3.9%)
ALLTEL Corp.
7.00%, due 07/01/2012	1,554	1,243
Cincinnati Bell, Inc.
8.38%, due 01/15/2014	1,715	1,608
Citizens Communications Co.
9.25%, due 05/15/2011	1,089	1,127
Nordic Telephone Co. Holdings Aps -144A
8.88%, due 05/01/2016	785	761
Qwest Capital Funding, Inc.
7.25%, due 02/15/2011	1,500	1,425
Qwest Corp.
7.88%, due 09/01/2011	650	648
8.88%, due 03/15/2012	1,240	1,265
Virgin Media Finance PLC
9.13%, due 08/15/2016	875	783
Wind Acquisition Finance SA -144A
10.75%, due 12/01/2015	1,730	1,765
Windstream Corp.
8.63%, due 08/01/2016	1,000	983
Electric Utilities (1.7%)
Centrais Eletricas Brasileiras SA
7.75%, due 11/30/2015	512	539
Eeb International, Ltd. -144A
8.75%, due 10/31/2014	438	451
Enersis SA
7.38%, due 01/15/2014	511	564
Majapahit Holding BV -144A
7.25%, due 06/28/2017	262	249
Mirant Americas Generation LLC
8.30%, due 05/01/2011	800	816
Sierra Pacific Resources
8.63%, due 03/15/2014	580	609
Texas Competitive Electric Holdings Co.
LLC -144A
10.25%, due 11/01/2015	1,745	1,738
Electronic Equipment & Instruments (0.9%)
Flextronics International, Ltd.
6.25%, due 11/15/2014	790	727
Innophos, Inc.
8.88%, due 08/15/2014	1,895	1,838
Energy Equipment & Services (0.7%)
Basic Energy Services, Inc.
7.13%, due 04/15/2016	1,600	1,524

	Principal	Value
Energy Equipment & Services (continued)
Gulfmark Offshore, Inc.
7.75%, due 07/15/2014	$605	$614
Food & Staples Retailing (0.6%)
Couche-Tard US, LP/Couche-Tard
7.50%, due 12/15/2013	665	663
Stater Brothers Holdings, Inc.
7.75%, due 04/15/2015	1,065	1,007
Food Products (1.1%)
B&G Foods, Inc.
8.00%, due 10/01/2011	1,105	1,069
Del Monte Corp.
6.75%, due 02/15/2015	1,205	1,154
Michael Foods, Inc.
8.00%, due 11/15/2013	1,165	1,136
Gas Utilities (0.1%)
Intergas Finance BV , Reg S
6.88%, due 11/04/2011	292	280
Health Care Equipment & Supplies (1.1%)
Cooper Cos., Inc.
7.13%, due 02/15/2015	1,415	1,344
Universal Hospital Services, Inc. -144A
8.29%, due 06/01/2015 *	290	258
8.50%, due 06/01/2015	1,020	1,020
VWR Funding, Inc. ,
10.25%, due 07/15/2015	845	786
Health Care Providers & Services (5.2%)
Community Health Systems, Inc. -144A
8.88%, due 07/15/2015	2,435	2,444
Davita, Inc.
6.63%, due 03/15/2013	1,140	1,106
7.25%, due 03/15/2015	2,240	2,184
HCA, Inc.
6.38%, due 01/15/2015	2,325	1,968
9.25%, due 11/15/2016	4,410	4,575
Psychiatric Solutions, Inc.
7.75%, due 07/15/2015	1,875	1,866
US Oncology, Inc.
10.75%, due 08/15/2014	1,495	1,476
Hotels, Restaurants & Leisure (6.2%)
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. -144A
10.25%, due 06/15/2015	2,250	1,586
Harrah’s Operating Co., Inc. ^
5.38%, due 12/15/2013	750	484
5.75%, due 10/01/2017	2,310	1,282
10.75%, due 02/01/2016 - 02/01/2018 -144A	3,400	2,808
Isle of Capri Casinos, Inc.
7.00%, due 03/01/2014	1,540	1,097
Mandalay Resort Group
9.38%, due 02/15/2010	1,050	1,081
MGM Mirage, Inc.
5.88%, due 02/27/2014	1,520	1,300
8.38%, due 02/01/2011	775	777
8.50%, due 09/15/2010	765	790
Pinnacle Entertainment, Inc. -144A
7.50%, due 06/15/2015	1,730	1,362
Station Casinos, Inc.
6.00%, due 04/01/2012	290	238
6.50%, due 02/01/2014	2,675	1,605
6.88%, due 03/01/2016	2,540	1,480
Trump Entertainment Resorts, Inc.
8.50%, due 06/01/2015	2,750	1,856
Wynn Las Vegas Capital Corp.
6.63%, due 12/01/2014	800	770
Independent Power Producers & Energy Traders (4.8%)
AES Corp. (The)
9.38%, due 09/15/2010	2,055	2,173
Edison Mission Energy
7.00%, due 05/15/2017	3,280	3,264
Mirant North America LLC
7.38%, due 12/31/2013	1,640	1,656
NRG Energy, Inc.
7.38%, due 02/01/2016	4,750	4,655
Reliant Energy, Inc.
6.75%, due 12/15/2014	500	509
7.88%, due 06/15/2017 ^	2,240	2,229
Insurance (0.3%)
Usi Holdings Corp. -144A
9.75%, due 05/15/2015	1,410	1,019
IT Services (1.8%)
Aramark Corp.
8.50%, due 02/01/2015	1,810	1,815
First Data Corp. -144A
9.88%, due 09/24/2015 ^	1,900	1,563
SunGard Data Systems, Inc.
10.25%, due 08/15/2015	2,078	2,088
Machinery (1.5%)
Allison Transmission -144A
11.00%, due 11/01/2015 ^	2,200	1,914
Blount, Inc.
8.88%, due 08/01/2012	1,035	1,017
Case New Holland, Inc.
7.13%, due 03/01/2014	1,030	1,009
Koppers, Inc.
9.88%, due 10/15/2013	590	620
Media (10.6%)
Allbritton Communications Co.
7.75%, due 12/15/2012	2,148	2,105
American Media Operations, Inc. -144A
10.25%, due 05/01/2009 ^	1,425	958
Bonten Media Acquisition Co. -144A
9.00%, due 06/01/2015	1,345	1,036

	Principal	Value
Media (continued)
Canwest Mediaworks, LP -144A
9.25%, due 08/01/2015	$450	$414
CCH I LLC / CCH I Capital Corp.
11.00%, due 10/01/2015 ^	170	118
CCH II LLC / CCH II Capital Corp.
10.25%, due 09/15/2010	2,535	2,307
CCO Holdings LLC/CCO Holdings
8.75%, due 11/15/2013 ^	3,695	3,159
Charter Communications, Inc. -144A
10.88%, due 09/15/2014 §	230	227
CSC Holdings, Inc.
6.75%, due 04/15/2012	1,705	1,645
DEX Media West LLC/DEX Media
9.88%, due 08/15/2013	1,333	1,160
Dex Media, Inc.
Zero Coupon, due 11/15/2013 	4,095	2,948
Grupo Televisa SA
8.50%, due 03/11/2032	890	1,076
Idearc, Inc.
8.00%, due 11/15/2016	5,236	3,390
Intelsat Intermediate Holding Co., Ltd.
Zero Coupon, due 02/01/2015 	485	412
Ion Media Networks, Inc. -144A
8.96%, due 01/15/2013 *	1,485	1,114
Lamar Media Corp.
6.63%, due 08/15/2015	2,205	1,940
LBI Media, Inc. -144A
8.50%, due 08/01/2017	955	827
Lin Television Corp.
6.50%, due 05/15/2013	1,320	1,224
Marquee Holdings, Inc.
12.00%, due 08/15/2014	745	557
Mediacom LLC Group
9.50%, due 01/15/2013	1,740	1,601
Nexstar Broadcasting, Inc.
7.00%, due 01/15/2014	1,045	900
Nielsen Finance LLC / Nielsen Finance
10.00%, due 08/01/2014	910	905
RH Donnelley Corp.
8.88%, due 01/15/2016	2,320	1,467
Univision Communications, Inc. -144A
9.75%, due 03/15/2015 ^	5,110	3,092
Videotron LTEE
6.88%, due 01/15/2014	630	581
Metals & Mining (3.5%)
Corp. Nacional del Cobre de Chile - Codelco , Reg S
5.63%, due 09/21/2035	1,563	1,458
FMG Finance Property, Ltd. -144A
10.63%, due 09/01/2016	1,715	1,929
Freeport-McMoRan Copper & Gold, Inc.
5.88%, due 04/01/2015 *	1,935	1,901
8.38%, due 04/01/2017	3,100	3,290
PNA Group, Inc.
10.75%, due 09/01/2016	1,320	1,149
Ryerson, Inc. -144A
12.00%, due 11/01/2015	630	595
Oil, Gas & Consumable Fuels (8.8%)
Arch Western Finance LLC
6.75%, due 07/01/2013	1,120	1,117
Atlas Pipeline Partners, LP
8.13%, due 12/15/2015	1,660	1,689
Chaparral Energy, Inc.
8.88%, due 02/01/2017	1,060	920
Chesapeake Energy Corp.
6.38%, due 06/15/2015	375	364
7.00%, due 08/15/2014	1,057	1,060
Dynegy Holdings, Inc.
7.50%, due 06/01/2015	1,220	1,144
El Paso Corp.
7.75%, due 01/15/2032	915	940
Forest Oil Corp.
7.25%, due 06/15/2019	900	916
Foundation PA Coal Co.
7.25%, due 08/01/2014	500	495
GAZ Capital SA , Reg S
6.21%, due 11/22/2016	439	407
Hilcorp Energy I, LP/Hilcorp Finance Co. -144A
7.75%, due 11/01/2015	645	605
9.00%, due 06/01/2016	980	987
Mariner Energy, Inc.
8.00%, due 05/15/2017	1,545	1,475
Morgan Stanley Bank AG for OAO Gazprom , Reg S
9.63%, due 03/01/2013-144A	920	1,032
9.63%, due 03/01/2013	630	707
Newfield Exploration Co.
6.63%, due 09/01/2014	1,590	1,566
Opti Canada, Inc.
8.25%, due 12/15/2014	1,350	1,336
Peabody Energy Corp.
5.88%, due 04/15/2016	1,200	1,134
7.38%, due 11/01/2016	960	994
Pemex Project Funding Master Trust -144A
6.63%, due 06/15/2035	28	29
Petroleos de Venezuela SA , Reg S
5.25%, due 04/12/2017	568	373
Petroleum Co. of Trinidad & Tobago, Ltd. -144A
6.00%, due 05/08/2022	382	374

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Plains Exploration & Production Co.
7.00%, due 03/15/2017	$2,000	$1,920
Quicksilver Resources, Inc.
7.13%, due 04/01/2016	1,655	1,597
Southwestern Energy Co. -144A
7.50%, due 02/01/2018	860	890
Transcontinental Gas Pipe Line Corp.
7.00%, due 08/15/2011	289	305
Williams Cos., Inc.
8.75%, due 03/15/2032	421	486
Williams Partners, LP
7.25%, due 02/01/2017	1,405	1,412
Paper & Forest Products (2.0%)
Abitibi-Consolidated Co. of Canada -144A
13.75%, due 04/01/2011 §	170	174
Buckeye Technologies, Inc.
8.50%, due 10/01/2013	2,525	2,550
Catalyst Paper Corp.
8.63%, due 06/15/2011	495	412
Millar Western Forest Products, Ltd.
7.75%, due 11/15/2013	1,545	1,043
Newpage Corp.
10.00%, due 05/01/2012.	925	939
12.00%, due 05/01/2013 ^ -144A	815	817
Real Estate Management & Development (0.3%)
Newland International Properties Corp. -144A
9.50%, due 11/15/2014	869	773
Road & Rail (0.3%)
Hertz Corp. (The)
8.88%, due 01/01/2014	965	914
Semiconductors & Semiconductor Equipment (0.6%)
Avago Technologies Finance Pte
11.88%, due 12/01/2015	770	813
Spansion, Inc. -144A
11.25%, due 01/15/2016 ^	1,725	1,052
Specialty Retail (1.1%)
AmeriGas Partners, LP/AmeriGas Eagle
7.13%, due 05/20/2016	1,285	1,259
Collective Brands, Inc.
8.25%, due 08/01/2013	760	669
Inergy, LP/Inergy Finance Corp.
6.88%, due 12/15/2014	1,515	1,477
Thrifts & Mortgage Finance (0.2%)
Residential Capital LLC
8.13%, due 11/21/2008	601	414
8.50%, due 06/01/2012	179	88
Trading Companies & Distributors (0.3%)
Buhrmann US, Inc.
7.88%, due 03/01/2015	795	743
Wireless Telecommunication Services (0.4%)
Metropcs Wireless, Inc.
9.25%, due 11/01/2014	1,285	1,182
Total Corporate Debt Securities (cost $239,063)		229,931

LOAN ASSIGNMENTS (5.6%)
Airlines (0.5%)
Hawker Beechcraft Acquisition
4.73%, due 03/28/2014 *	28	61
6.83%, due 03/28/2014 *	993	1,540
Automobiles (0.9%)
Dayco Products, LLC
13.10%, due 12/31/2011	1,224	673
Ford Motor Company
5.80%, due 12/16/2013	2,482	2,013
Commercial Services & Supplies (0.3%)
Idearc, Inc.
Zero Coupon, due 11/17/2014 *	1	119
Nielsen Finance LLC
5.35%, due 08/09/2013 *	1,758	787
Diversified Telecommunication Services (0.3%)
Mediacom LLC Group
4.42%, due 09/30/2012	1,101	965
Energy Equipment & Services (0.9%)
Calpine Corporation
7.16%, due 03/30/2009	709	1,170
TXU Corporation
6.58%, due 10/10/2014	921	1,563
Food Products (0.4%)
Dole Food Company, Inc.
4.25%, due 04/12/2013	130	110
5.40%, due 04/12/2013	287	243
5.75%, due 04/12/2013	957	810
Health Care Equipment & Supplies (0.1%)
Advanced Medical Optics, Inc
5.67%, due 04/02/2014 *	644	240
Health Care Providers & Services (0.6%)
Community Health Systems, Inc. -144A
0.75% - 5.34%, due 07/25/2014 *	1,031	895
HCA, Inc.
7.08%, due 11/18/2013	891	816
Hotels, Restaurants & Leisure (0.2%)
Harrah’s Entertainment Inc. -144A
6.24%, due 02/02/2015	746	685
IT Services (0.5%)
First Data Corp.
5.50%, due 09/24/2014	1,435	1,416
Media (0.5%)
Young Broadcasting, Inc.
Zero Coupon, due 11/03/2012 §	1	1,460

	Principal	Value
Paper & Forest Products (0.2%)
Building Materials Corporation of America
8.44%, due 09/15/2014	$1,068	$640
Specialty Retail (0.2%)
Michaels Stores, Inc.
5.34%, due 10/31/2013	1,838	511
Total Loan Assignments (cost $0)		16,717

STRUCTURED NOTES (0.2%)
Media (0.2%)
Nielsen Co. BV
11.125 due 08/01/2016  EUR	705	631
Total Structured Notes (cost $597)		631

	Shares
COMMON STOCKS (1.7%)
Diversified Financial Services (0.2%)
Bank of America Corp.	8,100	307
JPMorgan Chase & Co.	3,300	142
Diversified Telecommunication Services (0.2%)
Windstream Corp.	50,000	598
Hotels, Restaurants & Leisure (0.1%)
MGM Mirage, Inc. ‡ ^	3,800	223
Household Products (0.0%)
Central Garden And Pet Co. ‡	13,400	62
Independent Power Producers & Energy Traders (0.2%)
Reliant Energy, Inc. ‡	20,900	494
Media (0.7%)
Clear Channel Communications, Inc.	14,500	424
Comcast Corp. Class A	68,000	1,315
Time Warner Cable, Inc. Class A ‡	16,700	417
Oil, Gas & Consumable Fuels (0.1%)
Chevron Corp.	4,300	367
Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.	14,800	136
Pharmaceuticals (0.1%)
Johnson & Johnson	5,300	344
Semiconductors & Semiconductor Equipment (0.1%)
Intel Corp.	14,600	309
Total Common Stocks (cost $6,285)		5,138

Total Securities Lending Collateral (cost $19,909) o		19,909

Total Investment Securities (cost $306,278) #		$310,164

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $19,364.
*	Floating or variable rate note. Rate is listed as of March 31, 2008.
¡	IO - Interest Only.
§	Illiquid. At March 31, 2008, these securities aggregated $3,519 or 1.15% of the Fund’s net assets.
o

Cash collateral for the Repurchase Agreements, valued at $6,968, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

	Step Bond. Interest rate may increase or decrease as the credit rating changes.
‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $313,772. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $19,938 and $23,546, respectively. Net unrealized depreciation for tax purposes is $3,608.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities aggregated $48,673 or 15.95% of the Fund’s net assets.

CDO	Collateralized Debt Obligation
EUR	Euro Dollar

MFS International Equity
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.4%)
Australia (0.3%)
QBE Insurance Group, Ltd.	46,550	$944
Austria (1.8%)
Erste Bank DER Oesterreichischen Sparkassen AG	85,540	5,564
Bermuda (0.6%)
LI & Fung, Ltd.	530,000	1,965
Canada (1.0%)
Canadian National Railway Co.	61,320	2,963
Czech Republic (0.8%)
Komercni Banka As	9,731	2,333
France (19.8%)
Air Liquide	36,268	5,550
AXA SA	176,190	6,418
Gaz De France	62,530	3,789
Legrand SA ^	131,280	4,133
LVMH Moet Hennessy Louis Vuitton SA	108,050	12,070
Pernod-Ricard SA	43,192	4,460
Schneider Electric SA	71,940	9,343
Societe Television Francaise	22,218	490
Suez SA	56,450	3,718
Total SA	96,900	7,223
Vivendi	55,610	2,181
Germany (9.6%)
Bayer AG	80,890	6,506
Bayerische Motoren Werke AG	60,200	3,338
E.ON AG	29,970	5,569
Linde AG	56,770	8,050
Merck KGAA ^	42,790	5,293
India (0.6%)
Satyam Computer Services, Ltd. ^	83,890	1,895
Italy (0.9%)
Intesa Sanpaolo SpA	387,833	2,753
Japan (18.9%)
AEON Credit Service Co., Ltd.	117,500	1,572
Asahi Glass Co., Ltd.	122,000	1,347
Bridgestone Corp.	128,200	2,186
Canon, Inc.	198,200	9,140
Fanuc, Ltd.	33,900	3,229
Hirose Electric Co., Ltd.	21,500	2,417
Hoya Corp.	153,200	3,602
INPEX Holdings, Inc.	471	5,252
KAO Corp.	304,000	8,628
Nomura Holdings, Inc.	191,700	2,870
Omron Corp.	97,900	2,011
Ricoh Co., Ltd.	238,000	3,917
Shin-Etsu Chemical Co., Ltd.	56,700	2,934
Shizuoka Bank, Ltd. (The)	65,000	768
Tokyo Gas Co., Ltd.	426,000	1,725
Toyota Motor Corp.	87,500	4,369
Yamato Holdings Co., Ltd.	62,000	909
Korea, Republic of (1.5%)
Samsung Electronics Co., Ltd.	7,174	4,513
Mexico (0.5%)
Grupo Modelo SAB de CV Series C, Class C	322,900	1,411
Netherlands (6.9%)
Heineken NV	124,890	7,281
Royal Dutch Shell PLC Class A	150,350	5,190
TNT NV	152,830	5,698
Wolters Kluwer NV	97,000	2,578
Singapore (1.6%)
Singapore Telecommunications, Ltd.	1,740,700	4,939
South Africa (0.4%)
MTN Group, Ltd.	75,420	1,142
Switzerland (16.8%)
Actelion, Ltd. ‡	35,832	1,962
Givaudan SA	5,710	5,672
Julius Baer Holding AG	57,939	4,288
Nestle SA	32,811	16,463
Roche Holding AG	65,190	12,319
Swiss Reinsurance	65,740	5,766
UBS AG	135,175	3,944
Taiwan (0.7%)
Taiwan Semiconductor Manufacturing Co., Ltd.	211,750	2,175
United Kingdom (14.7%)
BHP Billiton, Ltd.	75,330	2,238
Diageo PLC	329,250	6,649
GlaxoSmithKline PLC	271,200	5,746
HSBC Holdings PLC	132,480	2,185
Ladbrokes PLC	395,570	2,447
Reckitt Benckiser Group PLC	173,390	9,618
Smiths Group PLC	191,956	3,586
Tesco PLC	273,860	2,063
William Hill PLC	503,450	3,760
WPP Group PLC	481,350	5,750
United States (2.0%)
Synthes, Inc. ‡	42,100	5,912
Total Common Stocks (cost $281,663)		298,719

Total Securities Lending Collateral (cost $7,114) ¡		7,114

Total Investment Securities (cost $288,777) #		$305,833

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Chemicals	9.4%	$28,712
Pharmaceuticals	7.6%	23,358
Beverages	6.5%	19,799
Household Products	6.0%	18,246
Oil, Gas & Consumable Fuels	5.8%	17,666
Food Products	5.4%	16,463
Commercial Banks	4.5%	13,605
Electrical Equipment	4.4%	13,476
Insurance	4.3%	13,128
Office Electronics	4.3%	13,056
Textiles, Apparel & Luxury Goods	4.0%	12,070
Capital Markets	3.6%	11,102
Media	3.6%	10,999
Electronic Equipment & Instruments	2.6%	8,030
Automobiles	2.5%	7,707
Semiconductors & Semiconductor Equipment	2.2%	6,688
Air Freight & Logistics	2.2%	6,608
Hotels, Restaurants & Leisure	2.0%	6,207
Health Care Equipment & Supplies	1.9%	5,912
Electric Utilities	1.8%	5,569
Gas Utilities	1.8%	5,514
Diversified Telecommunication Services	1.6%	4,939
Energy Equipment & Services	1.2%	3,718
Industrial Conglomerates	1.2%	3,586
Machinery	1.1%	3,229
Road & Rail	1.0%	2,963
Metals & Mining	0.7%	2,238
Auto Components	0.7%	2,186
Food & Staples Retailing	0.7%	2,063
Trading Companies & Distributors	0.6%	1,965
Biotechnology	0.6%	1,962
IT Services	0.6%	1,895
Consumer Finance	0.5%	1,572
Building Products	0.4%	1,347
Wireless Telecommunication Services	0.4%	1,141
Investment Securities, at value	97.7%	298,719
Short-Term Investments	2.3%	7,114
Total Investments	100.0%	$305,833

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $6,778.
¡

Cash collateral for the Repurchase Agreements, valued at $2,490, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $289,992. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $34,126 and $18,285, respectively. Net unrealized appreciation for tax purposes is $15,841.

Munder Net50

SCHEDULE OF INVESTMENTS
At March 31, 2008

(all amounts except share amounts in thousands)
(unaudited)

		Shares	Value
COMMON STOCKS (99.2%)
Commercial Services & Supplies (2.9%)
51Job, Inc. ‡ ^		39,500	$642
Monster Worldwide, Inc. ‡		90,400	2,188
Communications Equipment (10.9%)
Cisco Systems, Inc. ‡		165,300	3,982
Juniper Networks, Inc. ‡ ^		74,000	1,850
Qualcomm, Inc.		73,700	3,022
Research In Motion, Ltd. ‡	CAN	15,600	1,751
Computers & Peripherals (3.2%)
Apple, Inc. ‡		16,000	2,296
EMC Corp. ‡		58,500	839
Hotels, Restaurants & Leisure (1.6%)
Ctrip.Com International, Ltd.		28,600	1,516
Insurance (0.9%)
Ehealth, Inc. ‡		40,000	883
Internet & Catalog Retail (15.6%)
Amazon.Com, Inc. ‡		47,700	3,401
Drugstore.Com, Inc. ‡		447,800	994
Expedia, Inc. ‡		94,669	2,072
FTD Group, Inc.		42,500	570
GSI Commerce, Inc. ‡ ^		94,300	1,240
IAC/InterActiveCorp ‡		66,000	1,370
NetFlix, Inc. ‡ ^		28,900	1,002
PetMed Express, Inc. ‡ ^		145,500	1,614
priceline.com, Inc. ‡ ^		23,250	2,810
Internet Software & Services (45.4%)
Akamai Technologies, Inc. ‡		98,800	2,782
Baidu.Com ‡ ^		10,700	2,564
CNET Networks, Inc. ‡ ^		345,500	2,453
Digital River, Inc. ‡		121,600	3,766
eBay, Inc. ‡		125,300	3,739
Gmarket, Inc. ‡ ^		29,800	638
Google, Inc. Class A ‡		4,350	1,916
Mercadolibre, Inc. ‡ ^		17,000	676
Move, Inc. ‡ ^		1,145,245	3,528
NetEase.Com ‡ ^		52,200	1,003
Omniture, Inc. ‡ ^		67,500	1,567
Rediff.Com India, Ltd. ‡ ^		76,000	605
SINA Corp. ‡		64,000	2,256
Sohu.Com, Inc. ‡ ^		42,000	1,896
Techtarget, Inc. ‡ ^		71,000	1,006
Tencent Holdings, Ltd.		155,000	883
TheStreet.com, Inc.		136,100	1,100
United Online, Inc.		113,000	1,193
Valueclick, Inc. ‡		35,900	619
VeriSign, Inc. ‡ ^		84,300	2,802
WebMD Health Corp. Class A ‡ ^		40,100	945
Yahoo!, Inc. ‡		211,100	6,106
Semiconductors & Semiconductor Equipment (5.3%)
Broadcom Corp. Class A ‡		40,000	771
Fairchild Semiconductor International, Inc. Class A ‡		45,000	536
Intel Corp.		61,700	1,307
Micron Technology, Inc. ‡		118,000	704
Silicon Motion Technology Corp. ‡ ^		83,000	1,172
Stmicroelectronics NV Class Y	EUR	60,000	640
Software (13.4%)
Check Point Software Technologies ‡		64,000	1,434
McAfee, Inc. ‡		35,500	1,175
Microsoft Corp.		105,600	2,997
Napster, Inc. ‡		636,600	942
Oracle Corp. ‡		53,800	1,052
Red Hat, Inc. ‡		39,200	721
Salesforce.Com, Inc. ‡		29,300	1,695
Shanda Interactive Entertainment, Ltd. ‡		31,500	917
Sourceforge, Inc. ‡		701,500	1,396
The9, Ltd. ‡ ^		33,000	676
Total Common Stocks (cost $104,057)			96,220

	Principal
REPURCHASE AGREEMENTS (2.0%)
State Street Bank & Trust Ω
1.05%, dated 03/31/2008 to be repurchased at $1,957 on 04/01/2008 £	$1,957	1,957

Total Repurchase Agreements (cost $1,957)		1,957

Total Securities Lending Collateral (cost $21,583) o		21,583

Total Investment Securities (cost $127,597) #		$119,760

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $20,521.
Ω	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Funds.
£

At December 31, 2007, repurchase agreements excluding collateral for securities on loan are collateralized by U. S. Government Agency Obligations with an interest rate of 2.99% and a maturity date of 01/25/2036, and with a market value plus accrued interest of $1,998.

o

Cash collateral for the Repurchase Agreements, valued at $7,554, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $128,287. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $5,950 and $14,477, respectively. Net unrealized depreciation for tax purposes is $8,527.

DEFINITIONS:

CAN	Canadian Dollar
EUR	Euro Dollar

PIMCO Total Return
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (2.6%)
U.S. Treasury Bill
Zero Coupon, due 05/29/2008		$220	$219
U.S. Treasury Bond
4.75%, due 02/15/2037 ^		16,800	18,069
5.00%, due 05/15/2037		5,800	6,488
U.S. Treasury Inflation Indexed Bond, TIPS
2.38%, due 01/15/2025 - 01/15/2027		2,668	2,912
U.S. Treasury Inflation Indexed Note, TIPS
2.38%, due 04/15/2011 ¡		8,506	9,139
3.00%, due 07/15/2012		1,315	1,474
Total U.S. Government Obligations (cost $38,316)			38,301

U.S. GOVERNMENT AGENCY OBLIGATIONS (98.9%)
Federal Home Loan Bank
Zero Coupon, due 04/01/2008		39,800	39,800
Fannie Mae
4.00%, due 08/01/2013 – 01/01/2014		3,885	3,908
4.50%, due 03/01/2010 – 03/25/2017		1,499	1,523
4.70%, due 09/01/2035 *		4,480	4,517
4.77%, due 05/01/2035 *		2,341	2,361
4.78%, due 08/01/2035 *		3,835	3,866
5.00%, due 02/01/2018 – 03/01/2036		124,318	124,269
5.50%, due 03/01/2016 – 01/01/2038		293,632	297,212
5.53%, due 06/01/2043 *		569	566
6.00%, due 01/01/2017 – 01/01/2038		83,273	85,387
6.41%, due 08/01/2036 *		1,678	1,725
6.50%, due 05/01/2032 – 06/17/2038		14,329	14,946
6.86%, due 01/01/2028 *		113	116
Fannie Mae, TBA
5.00%, due 04/01/2023 – 05/01/2038		34,500	34,091
5.50%, due 04/01/2023 – 04/01/2038		145,000	146,506
6.00%, due 04/01/2038		436,000	446,627
6.50%, due 04/01/2038		1,000	1,036
Freddie Mac
3.17%, due 12/15/2029 *		134	132
4.25%, due 09/15/2024		1,654	1,663
4.50%, due 10/01/2013 – 06/15/2017		4,370	4,435
4.74%, due 09/01/2035 *		3,876	3,928
5.00%, due 08/15/2016 – 05/15/2026		33,247	33,790
5.31%, due 09/01/2035 *		3,475	3,529
5.50%, due 03/15/2017		579	596
5.72%, due 10/25/2044 *		3,115	3,083
6.50%, due 07/25/2043		171	177
7.14%, due 08/01/2023 *		120	123
Freddie Mac , TBA
5.50%, due 04/01/2038		154,800	156,300
Ginnie Mae
5.50%, due 11/15/2032 – 02/15/2036		14,090	14,395
6.50%, due 02/15/2029 – 06/20/2032		292	305
Total U.S. Government Agency Obligations (cost $1,413,406)			1,430,912

FOREIGN GOVERNMENT OBLIGATIONS (2.3%)
Bundesrepublik Deutschland
4.75%, due 07/04/2034	EUR	17,700	28,822
Hong Kong Government –144A
5.13%, due 08/01/2014		$2,700	2,728
Korea Expressway Corp. –144A
5.13%, due 05/20/2015		850	793
Republic of Brazil
10.25%, due 01/10/2028	BRL	2,800	1,496
Republic of South Africa
5.25%, due 05/16/2013	EUR	65	99
Total Foreign Government Obligations (cost $33,633)			33,938

MORTGAGE-BACKED SECURITIES (11.4%)
Adjustable Rate Mortgage Trust
Series 2005-5, Class 2A1
5.13%, due 09/25/2035		$550	533
American Home Mortgage Investment Trust
Series 2005-2, Class 5A2
2.75%, due 09/25/2035 *		438	436
Banc of America Funding Corp.
Series 2005-D, Class A1
4.11%, due 05/25/2035 *		348	326
Banc of America Funding Corp.
Series 2006-J, Class 4A1
6.14%, due 01/20/2047		348	301
Bcap LLC Trust
Series 2006-AA2, Class A1
2.77%, due 01/25/2037 *		1,971	1,387
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
4.54%, due 08/25/2033		4,887	4,544
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-8, Class 2A1
4.76%, due 01/25/2034 *		263	252
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-8, Class 4A1
4.62%, due 01/25/2034		405	377
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-9, Class 2A1
4.49%, due 02/25/2034		584	556
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 22A1
4.96%, due 01/25/2035		530	498

	Principal	Value
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A2
4.13%, due 03/25/2035 *	$2,920	$2,782
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-5, Class A1
4.55%, due 08/25/2035 *	49	48
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-5, Class A2
4.55%, due 08/25/2035 *	1,165	1,110
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-7, Class 22A1
5.71%, due 09/25/2035	1,109	910
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-9, Class A1
4.63%, due 10/25/2035 *	2,837	2,685
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-6, Class 32A1
5.79%, due 11/25/2036	1,707	1,155
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-8, Class 3A1
2.76%, due 02/25/2034 *	1,538	1,210
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, due 06/11/2050	2,000	1,967
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
5.68%, due 01/26/2036	1,094	926
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 2A1
5.78%, due 12/26/2046	742	614
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
4.75%, due 08/25/2035 *	2,137	2,122
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2
4.25%, due 08/25/2035 *	1,363	1,293
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 1A1
4.90%, due 10/25/2035 *	5,659	5,398
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, due 10/25/2032	63	62
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A8
4.50%, due 06/25/2035	497	493
Countrywide Alternative Loan Trust
Series 2005-81, Class A1
2.88%, due 02/25/2037 *	2,672	2,097
Countrywide Alternative Loan Trust
Series 2006-OA1, Class 2A1
2.75%, due 03/20/2046 *	2,265	1,718
Countrywide Alternative Loan Trust
Series 2006-OA19, Class A1
2.72%, due 02/20/2047 *	2,376	1,783
Countrywide Alternative Loan Trust
Series 2007-HY4, Class 1A1
5.48%, due 06/25/2037	5,605	4,905
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
7.08%, due 10/19/2032 *	115	115
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-R4, Class 2A-144A
6.50%, due 01/25/2034	956	961
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-12, Class 11A1
6.14%, due 08/25/2034	281	251
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-R1, Class 2A-144A
6.50%, due 11/25/2034	1,397	1,393
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, due 09/15/2039	6,800	6,687
CS First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
4.96%, due 06/25/2033	1,974	1,976
CSC Holdings, Inc.
1.00%, due 02/24/2013 ¶	1,496	1,402
DaimlerChrysler Finco Term
9.00%, due 08/03/2012 ¶	4,975	4,129
First Horizon Asset Securities, Inc.
Series 2003-AR2, Class 2A1
4.75%, due 07/25/2033 *	1,696	1,689
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
5.37%, due 08/25/2035 *	251	236
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
4.39%, due 10/25/2033 *	732	701
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.44%, due 03/10/2039	2,400	2,335

	Principal	Value
GS Mortgage Securities Corp. II
Series 1998-C1, Class A2
6.62%, due 10/18/2030	$635	$634
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1-144A
2.83%, due 03/06/2020 *	1,936	1,788
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *	1,071	1,008
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
5.22%, due 07/19/2035	1,234	1,215
Harborview Mortgage Loan Trust
Series 2006-1, Class 2A1A
2.80%, due 03/19/2037 *	3,789	2,849
Harborview Mortgage Loan Trust
Series 2007-1, Class 2A1A
2.73%, due 04/19/2038 *	2,492	1,885
HCA, Inc.
7.60%, due 11/18/2013 ¶	4,653	4,270
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
5.05%, due 12/25/2034	140	127
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, due 02/25/2035 *	1,004	913
JPMorgan Mortgage Trust
Series 2007-A1, Class 5A5
4.77%, due 07/25/2035 *	5,697	5,485
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, due 09/15/2045	4,700	4,682
Master Adjustable Rate Mortgages Trust
Series 2004-13, Class 3A4
3.79%, due 11/21/2034 *	981	969
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A
2.81%, due 02/25/2036 *	532	426
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, due 09/12/2049	3,700	3,643
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 1A
4.25%, due 10/25/2035 *	25,702	24,112
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 2A
4.25%, due 10/25/2035 *	721	695
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 3A
3.60%, due 10/25/2035 *	183	166
MLCC Mortgage Investors, Inc.
Series 2005-3, Class 4A
2.85%, due 11/25/2035 *	141	127
Morgan Stanley Capital I
Series 2007-XLFA, Class A1-144A
2.88%, due 10/15/2020 *	1,990	1,849
Nomura Asset Acceptance Corp.
Series 2004-R1, Class A1-144A
6.50%, due 03/25/2034	1,236	1,255
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1
2.78%, due 06/25/2046 *	1,100	897
Residential Accredit Loans, Inc.
Series 2006-QO7, Class 3A1
2.70%, due 09/25/2046 *	575	531
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, due 03/25/2032	67	64
Residential Funding Mortgage Securities I
Series 2005-SA4, Class 1A21
5.21%, due 09/25/2035	573	484
Sequoia Mortgage Trust
Series 10, Class 2A1
2.92%, due 10/20/2027 *	168	147
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
5.36%, due 01/25/2035	481	458
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-17, Class 3A1
5.54%, due 08/25/2035	174	146
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
2.89%, due 09/19/2032 *	63	58
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A1
2.81%, due 07/19/2035 *	100	76
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A2
2.81%, due 07/19/2035 *	215	194
Structured Asset Mortgage Investments, Inc.
Series 2005-AR5, Class A3
2.81%, due 07/19/2035 *	410	339
Structured Asset Mortgage Investments, Inc.
Series 2005-AR8, Class A1A
2.88%, due 02/25/2036 *	483	377

	Principal	Value
Structured Asset Mortgage Investments, Inc.
Series 2006-AR3, Class 12A1
2.82%, due 05/25/2036 *	$2,943	$2,226
TBW Mortgage Backed Pass-Through Certificates
Series 2006-6, Class A1
2.71%, due 01/25/2037 *	2,356	2,242
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1-144A
2.91%, due 09/15/2021 *	1,715	1,611
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A5
5.34%, due 12/15/2043	5,100	4,916
WAMU Mortgage Pass Through Certificates
Series 2006-AR9, Class 2A
5.47%, due 08/25/2046 *	2,691	2,200
WAMU Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
5.22%, due 02/27/2034 *	209	198
WAMU Mortgage Pass-Through Certificates
Series 2003-AR9, Class 2A
4.04%, due 09/25/2033 *	8,950	8,499
WAMU Mortgage Pass-Through Certificates
Series 2003-R1, Class A1
3.14%, due 12/25/2027 *	6,390	5,659
WAMU Mortgage Pass-Through Certificates
Series 2004-AR1, Class A
4.23%, due 03/25/2034	787	786
WAMU Mortgage Pass-Through Certificates
Series 2006-AR19, Class 1A1A
5.06%, due 01/25/2047 *	392	323
WAMU Mortgage Pass-Through Certificates
Series 2006-AR3, Class A1A
5.33%, due 02/25/2046 *	1,705	1,327
WAMU Mortgage Pass-Through Certificates
Series 2006-AR7, Class 3A
5.47%, due 07/25/2046 *	2,397	1,791
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, due 11/25/2018	855	835
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC, Class A1
4.95%, due 01/25/2035 *	1,348	1,265
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR4, Class 2A6
5.77%, due 04/25/2036 *	973	779
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR8, Class 2A4
5.24%, due 04/25/2036	4,795	4,741

Total Mortgage-Backed Securities (cost $178,158)		165,630

ASSET-BACKED SECURITIES (5.2%)
American Express Credit Account Master Trust
Series 2005-3, Class A
2.82%, due 01/18/2011 *	700	700
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
2.89%, due 07/25/2032 *	6	6
Asset Backed Funding Certificates
Series 2006-HE1, Class A2A
2.66%, due 01/25/2037 *	2,515	2,354
Aurum CLO
Series 2002-1A, Class A1-144A
4.69%, due 04/15/2014 *	3,554	3,471
Bank One Issuance Trust
Series 2003-A3, Class A3
2.93%, due 12/15/2010 *	2,800	2,800
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
2.93%, due 10/25/2032 *	61	53
Bear Stearns Asset Backed Securities Trust
Series 2006-SD4, Class 1A1
5.57%, due 10/25/2036	1,397	1,376
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A1
2.65%, due 10/25/2036 *	1,043	1,018
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A2
2.70%, due 10/25/2036 *	2,300	2,083
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AHL1, Class A2A
2.64%, due 12/25/2036 *	453	426

	Principal	Value
Countrywide Asset-Backed Certificates
Series 2006-11, Class 3AV1
2.66%, due 09/25/2046 *	$1,033	$1,011
Countrywide Asset-Backed Certificates
Series 2006-13, Class 3AV1
2.65%, due 01/25/2037 *	557	550
Countrywide Asset-Backed Certificates
Series 2006-24, Class 2A1
2.65%, due 05/25/2037 *	3,021	2,911
Countrywide Asset-Backed Certificates
Series 2006-25, Class 2A1
2.67%, due 06/25/2037 *	1,234	1,196
Countrywide Asset-Backed Certificates
Series 2006-8, Class 2A1
2.63%, due 01/25/2046 *	1,006	985
Countrywide Asset-Backed Certificates
Series 2006-SD1, Class A1-144A
2.76%, due 02/25/2036 *	568	523
Countrywide Asset-Backed Certificates
Series 2007-5, Class 2A1
2.70%, due 09/25/2047 *	3,071	2,910
First Franklin Mortgage Loan Asset Backed Certificates
Series 2006-FF18, Class A2A
2.67%, due 12/25/2037 *	2,815	2,655
Home Equity Asset Trust
Series 2002-1, Class A4
3.20%, due 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A2
2.68%, due 03/25/2037 *	630	607
Lehman XS Trust
Series 2006-10N, Class 1A1A
2.68%, due 07/25/2046 *	660	641
Lehman XS Trust
Series 2006-16N, Class A1A
2.68%, due 11/25/2046 *	2,150	2,035
Lehman XS Trust
Series 2006-17, Class WF11
2.72%, due 11/25/2036 *	1,580	1,514
Long Beach Mortgage Loan Trust
Series 2006-9, Class 2A1
2.66%, due 10/25/2036 *	577	557
MBNA Master Credit Card Trust
Series 1998-E, Class A
4.40%, due 09/15/2010 *	2,000	2,001
Merrill Lynch Mortgage Investors, Inc.
Series 2006-FF1, Class A2A
2.67%, due 08/25/2036 *	1,380	1,317
Merrill Lynch Mortgage Investors, Inc.
Series 2006-RM2, Class A2A
2.63%, due 05/25/2037 *	1,763	1,729
Morgan Stanley ABS Capital I
Series 2006-HE7, Class A2A
2.65%, due 09/25/2036 *	2,033	1,934
Morgan Stanley ABS Capital I
Series 2006-NC2, Class A2B
2.72%, due 02/25/2036 *	4,107	4,025
Morgan Stanley ABS Capital I
Series 2006-WMC2, Class A2A
2.64%, due 07/25/2036 *	1,024	1,003
Morgan Stanley ABS Capital I
Series 2007-HE2, Class A2A
2.64%, due 01/25/2037 *	2,867	2,751
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
2.67%, due 01/25/2047 *	4,290	3,917
Residential Asset Mortgage Products, Inc.
Series 2006-RZ5, Class A1A
2.70%, due 08/25/2046 *	2,575	2,453
Residential Asset Securities Corp.
Series 2007-KS1, Class A1
2.66%, due 01/25/2037 *	2,376	2,253
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC2, Class A2A
2.64%, due 01/25/2037 *	2,803	2,653
SLM Student Loan Trust
Series 2003-11, Class A7-144A
3.80%, due 12/15/2038	6,000	5,881
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, due 09/01/2023	420	425
Small Business Administration Participation Certificates
Series 2004-20C, Class 1
4.34%, due 03/01/2024	2,488	2,400
Small Business Administration
Series 2004-P10A, Class 1
4.50%, due 02/01/2014	1,038	1,015
Soundview Home Equity Loan Trust
Series 2006-3, Class A1
2.64%, due 11/25/2036 *	443	441
Soundview Home Equity Loan Trust
Series 2006-EQ2, Class A1
2.68%, due 01/25/2037 *	678	647
Structured Asset Securities Corp.
Series 2002-HF1, Class A
2.89%, due 01/25/2033 *	2	2
Structured Asset Securities Corp.
Series 2006-BC3, Class A2
2.65%, due 10/25/2036 *	2,462	2,353

	Principal	Value
Structured Asset Securities Corp.
Series 2007-GEL1, Class A1-144A
2.70%, due 01/25/2037 *	$2,421	$2,316
Washington Mutual Asset-Backed Certificates
Series 2006-HE1, Class 2A1
2.67%, due 04/25/2036 *	37	37
Wells Fargo Home Equity Trust
Series 2007-1, Class A1
2.70%, due 03/25/2037 *	1,391	1,357
Total Asset-Backed Securities (cost $78,198)		75,293

LONG-TERM MUNICIPAL BONDS (1.5%)
Buckeye Tobacco Settlement Financing
5.88%, due 06/01/2030	2,900	2,678
Golden State Tobacco Securitization
5.13%, due 06/01/2047	300	238
Los Angeles Department of Water & Power
5.00%, due 07/01/2044	7,100	6,926
State of Texas
5.00%, due 04/01/2037	7,100	6,993
Tobacco Securitization Authority of Southern California
5.13%, due 06/01/2046	3,100	2,464
Tobacco Settlement Finance Authority of West Virginia
7.47%, due 06/01/2047	2,700	2,574
Total Long-Term Municipal Bonds (cost $23,146)		21,873

MUNICIPAL GOVERNMENT OBLIGATIONS (0.7%)
Buckeye Tobacco Settlement Financing
5.88%, due 06/01/2047	1,500	1,320
City of Houston TX
5.00%, due 11/15/2036	900	878
Los Angeles Unified School District/CA Series A
4.50%, due 07/01/2022	1,900	1,917
New York City Municipal Water Finance
5.00%, due 06/15/2037	2,400	2,382
Palomar Community College District
4.75%, due 05/01/2032	100	95
Tobacco Settlement Financing Corp.
5.00%, due 06/01/2041	4,000	3,219
5.88%, due 05/15/2039	100	93
Total Municipal Government Obligations (cost $9,878)		9,904

CORPORATE DEBT SECURITIES (24.6%)
Airlines (0.1%)
Continental Airlines, Inc.
7.06%, due 09/15/2009	1,000	996
United Airlines, Inc.
6.20%, due 09/01/2008	191	189
6.60%, due 09/01/2013	55	55
Automobiles (0.3%)
Daimler Finance North America LLC
3.22%, due 03/13/2009 *	3,000	2,963
General Motors Corp.
8.38%, due 07/05/2033	2,000	2,123
Capital Markets (4.6%)
Bear Stearns Cos., Inc. (The)
7.63%, due 12/07/2009	560	555
Goldman Sachs Group, Inc. (The)
2.69%, due 12/22/2008 *	800	794
6.25%, due 09/01/2017	9,700	9,763
6.75%, due 10/01/2037	9,200	8,559
Lehman Brothers Holdings, Inc.
2.65%, due 12/23/2008 *	4,800	4,667
5.63%, due 01/24/2013	9,800	9,529
6.75%, due 12/28/2017	4,000	3,845
Merrill Lynch & Co., Inc.
2.63%, due 12/22/2008 *	4,800	4,767
6.05%, due 08/15/2012	400	406
Morgan Stanley
3.19%, due 10/15/2015 *	1,100	891
3.21%, due 05/07/2009 *	4,100	4,031
5.95%, due 12/28/2017	18,900	18,266
Commercial Banks (9.7%)
Bank of Ireland
2.59%, due 12/19/2008 *	4,800	4,795
Bank of Scotland PLC -144A
2.82%, due 07/17/2008 *	1,400	1,400
4.04%, due 07/17/2009 *	2,000	1,999
Barclays Bank PLC
5.45%, due 09/12/2012	9,400	9,628
6.05%, due 12/04/2017-144A	6,000	5,852
7.43%, due 12/15/2017-144A Ž	2,000	1,808
China Development Bank
5.00%, due 10/15/2015	300	299
Citigroup, Inc.
5.88%, due 05/29/2037	1,100	955
8.30%, due 12/21/2057	3,300	3,252
Deutsche Bank AG
6.00%, due 09/01/2017	8,600	8,954
Fortis Bank
2.65%, due 06/30/2008 *	5,400	5,398
General Electric Capital Corp.
3.24%, due 10/24/2008 *	16,400	16,386
5.88%, due 01/14/2038	3,700	3,566
6.50%, due 09/15/2067-144A	3,800	7,199

		Principal	Value
Commercial Banks (continued)
Glitnir Banki Hf -144A
4.15%, due 04/20/2010 *		$500	$427
HSBC Bank USA NA/New York, NY
3.29%, due 07/28/2008 *		1,800	1,802
HSBC Capital Funding LP -144A
10.18%, due 06/30/2030 Ž		100	120
Rabobank Capital Funding II -144A
5.26%, due 12/31/2013 Ž		1,000	858
Rabobank Capital Funding Trust -144A
5.25%, due 10/21/2016 Ž		1,480	1,229
Rabobank Nederland NV
0.20%, due 06/20/2008	JPY	1,028,000	10,310
4.28%, due 01/15/2009-144A *		$3,800	3,798
Royal Bank of Scotland Group PLC
7.64%, due 09/29/2017 Ž		7,000	6,028
Santander SA -144A
3.07%, due 11/20/2009 *		4,700	4,649
3.21%, due 02/06/2009 *		3,800	3,785
Skandinaviska Enskilda Banken AB
3.05%, due 08/21/2008 *		5,700	5,700
Sumitomo Mitsui Banking Corp. -144A
5.63%, due 10/15/2015 Ž		550	465
UBS AG
5.88%, due 12/20/2017		5,600	5,724
Unicredit Luxembourg Finance SA -144A
3.77%, due 10/24/2008 *		4,200	4,196
Unicredito Italiano
3.09%, due 05/29/2008 *		4,800	4,802
VTB Capital SA for Vneshtorgbank -144A
3.84%, due 08/01/2008 *		2,200	2,175
Wachovia Corp.
7.98%, due 3/15/18 Ž		12,700	12,478
Commercial Services & Supplies (0.1%)
Allied Waste Industries, Inc.
7.25%, due 03/15/2015		100	100
Waste Management, Inc.
7.38%, due 08/01/2010		700	737
Communications Equipment (0.0%)
Nortel Networks, Ltd.
10.13%, due 07/15/2013		200	183
Computers & Peripherals (0.4%)
IBM Corp.
5.70%, due 09/14/2017		6,200	6,495
Consumer Finance (1.6%)
American Express Co.
6.15%, due 08/28/2017		3,300	3,285
American Honda Finance Corp. -144A
3.09%, due 08/05/2008 *		2,000	2,000
Capital One Financial Co.
6.75%, due 09/15/2017		3,400	3,225
Ford Motor Credit Co. LLC
7.25%, due 10/25/2011		300	246
7.80%, due 06/01/2012		2,300	1,897
9.75%, due 09/15/2010		800	713
GMAC LLC
4.32%, due 05/15/2009 *		100	86
6.63%, due 05/15/2012		2,600	1,967
7.00%, due 02/01/2012		2,800	2,129
7.25%, due 03/02/2011		700	551
HSBC Finance Corp.
2.98%, due 03/12/2010 *		3,200	3,075
3.07%, due 05/21/2008 *		2,700	2,701
6.38%, due 10/15/2011		2,000	2,056
Containers & Packaging (0.0%)
Jefferson Smurfit Corp. US
8.25%, due 10/01/2012		200	180
Diversified Financial Services (1.7%)
Bank of America Corp.
8.00%, due 01/30/2018 Ž		7,500	7,509
Caterpillar Financial Services Corp.
3.13%, due 05/18/2009 *		700	697
Citigroup, Inc.
3.13%, due 06/09/2009 *		2,000	1,977
JPMorgan Chase & Co.
6.00%, due 01/15/2018		10,000	10,428
Petroleum Export, Ltd. -144A
5.27%, due 06/15/2011		523	525
Santander SA -144A
6.67%, due 10/24/2017 Ž		2,100	1,892
Williams Cos., Inc. Credit Linked Certificate Trust (The) -144A
6.75%, due 04/15/2009		1,900	1,933
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
4.13%, due 09/15/2009		3,025	3,042
6.30%, due 01/15/2038		1,900	1,837
BellSouth Corp.
3.17%, due 08/15/2008 *		4,200	4,194
KT Corp. -144A
4.88%, due 07/15/2015		900	855
Qwest Corp.
5.63%, due 11/15/2008		3,000	2,985
Electric Utilities (0.4%)
Columbus Southern Power Co.
5.50%, due 03/01/2013		100	103
Entergy Gulf States, Inc.
5.70%, due 06/01/2015		750	726
Florida Power Corp.
4.80%, due 03/01/2013		1,960	2,019
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008		825	840
Ohio Power Co.
5.50%, due 02/15/2013		100	103

		Principal	Value
Electric Utilities (continued)
Progress Energy, Inc.
6.85%, due 04/15/2012		$440	$476
7.10%, due 03/01/2011		282	304
PSEG Power LLC
6.95%, due 06/01/2012		921	985
Food & Staples Retailing (0.6%)
New Albertsons, Inc.
6.95%, due 08/01/2009		300	303
Wal-Mart Stores, Inc.
2.70%, due 06/16/2008 *		4,800	4,800
5.80%, due 02/15/2018		2,000	2,096
6.50%, due 08/15/2037		800	840
Food Products (0.3%)
Kraft Foods, Inc.
5.63%, due 11/01/2011		4,000	4,076
6.88%, due 02/01/2038		700	689
Health Care Providers & Services (0.3%)
HCA, Inc.
9.25%, due 11/15/2016		600	623
UnitedHealth Group, Inc.
6.00%, due 02/15/2018		3,500	3,428
6.88%, due 02/15/2038		700	669
Hotels, Restaurants & Leisure (0.2%)
Mandalay Resort Group
6.50%, due 07/31/2009		2,300	2,291
9.50%, due 08/01/2008		740	740
Independent Power Producers & Energy Traders (0.0%)
NRG Energy, Inc.
7.38%, due 02/01/2016		200	196
Insurance (0.2%)
Metropolitan Life Global Funding I -144A
3.11%, due 05/17/2010 *		2,600	2,546
Machinery (0.1%)
Tyco International Group SA
6.38%, due 10/15/2011		1,510	1,505
Media (0.0%)
Time Warner, Inc.
6.88%, due 05/01/2012		410	423
Office Electronics (0.2%)
Xerox Corp
9.75%, due 01/15/2009		2,200	2,286
Oil, Gas & Consumable Fuels (1.2%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014		300	301
Dynegy Holdings, Inc.
7.50%, due 06/01/2015		400	375
El Paso Corp.
7.00%, due 06/15/2017		100	103
7.75%, due 01/15/2032		425	436
7.80%, due 08/01/2031		125	128
Enterprise Products Operating, LP
4.95%, due 06/01/2010		500	510
GAZ Capital SA , Reg S
8.63%, due 04/28/2034		2,300	2,616
Kerr-McGee Corp.
6.88%, due 09/15/2011		4,000	4,300
Ngpl Pipeco LLC -144A
7.12%, due 12/15/2017		4,100	4,241
7.77%, due 12/15/2037		1,700	1,747
Sonat, Inc.
7.63%, due 07/15/2011		1,000	1,034
Southern Natural Gas Co.
8.00%, due 03/01/2032		820	896
Williams Cos.
7.50%, due 01/15/2031		300	313
Personal Products (0.3%)
Avon Products, Inc.
5.13%, due 01/15/2011		4,000	4,098
Real Estate Investment Trusts (0.1%)
Ventas Realty, LP
8.75%, due 05/01/2009		1,000	1,015
Road & Rail (0.0%)
Norfolk Southern Corp.
6.75%, due 02/15/2011		550	592
Thrifts & Mortgage Finance (0.8%)
Nykredit Realkredit A/S
5.00%, due 10/01/2038 *	DKK	17,220	3,470
Realkredit Danmark A/S
5.00%, due 10/01/2038 *	DKK	33,930	6,822
Wachovia Mortgage Fsb
2.59%, due 06/20/2008 *		$2,000	2,000
Tobacco (0.1%)
Reynolds American, Inc.
7.63%, due 06/01/2016		800	842
Wireless Telecommunication Services (0.4%)
America Movil SAB de CV
2.76%, due 06/27/2008 *		4,900	4,839
AT&T Mobility LLC
6.50%, due 12/15/2011		560	594

Total Corporate Debt Securities (cost $356,820)			356,275

		Shares
CONVERTIBLE PREFERRED STOCKS (0.1%)
Diversified Financial Services (0.1%)
Bank of America Corp. Ž due 01/30/2011		2,000	2,053
Total Convertible Preferred Stocks (cost $2,000)			2,053

	Shares	Value
PREFERRED STOCKS (0.4%)
Thrifts & Mortgage Finance (0.3%)
DG Funding Trust -144A * Ž §
due 12/31/2009	380	$3,952
U.S. Government Agency Obligation (0.1%)
Fannie Mae Ž
due 12/31/2010	65,000	1,563
Total Preferred Stocks (cost $5,667)		5,515

	Principal
LOAN ASSIGNMENTS (0.7%)
Energy Equipment & Services (0.3%)
NRG Energy, Inc.
6.48%, due 02/01/2013 ¶	$316	295
6.58%, due 02/01/2013 § ¶	684	639
TXU Corporation
8.40%, due 10/10/2014 ¶	4,000	3,630
Health Care Providers & Services (0.2%)
Health Management Associates, Inc. ‡ § ¶	2,728,091	2,375
Hotels, Restaurants & Leisure (0.2%)
Las Vegas Sands Corp.
3.00%, due 05/23/2014 ¶	418	369
6.58%, due 05/23/2014 ¶	2,082	1,834
Media (0.0%)
Cablevision
4.81%, due 03/30/2013	4	4
Total Loan Assignments (cost $9,272)		9,146

REPURCHASE AGREEMENTS (4.0%)
Commercial Banks (4.0%)
Deutsche Bank AG	58,200	$58,200
Total Repurchase Agreements (cost $58,200)		58,200

	Contracts (•)
PURCHASED OPTIONS (0.7%)
Covered Call Options (0.6%)
2-Year USD
Call Strike $3.15
Expires 12/15/2008 §	206,900,000	2,671
IRO 2-Year USD
Call Strike $3.15
Expires 12/15/2008 §	24,200,000	312
IRO 2-Year USD
Call Strike $3.15
Expires 02/02/2009 §	88,800,000	1,098
IRO USD
Call Strike $3.50
Expires 08/03/2009 §	155,300,000	2,159
2-Year CBOT Future
Call Strike $110.50
Expires 04/25/2008	1,450	22
2-Year CBOT Future
Call Strike $110.50
Expires 05/23/2008	1,344	77
5-Year CBOT Future
Call Strike $136.00
Expires 05/23/2008	1,200	9
IRO 2-Year USD
Call Strike $3.50
Expires 02/02/2009 §	51,100,000	854
IRO 5-Year USD
Call Strike $4.00
Expires 12/19/2008 §	27,600,000	872
JPY Currency Future
Call Strike $104.00
Expires 03/17/2010 §	6,800,000	139
JPY Currency Future
Call Strike $105.40
Expires 03/31/2010 §	4,600,000	74
US Treasury CBOT Future
Call Strike $142.00
Expires 05/23/2008	506	8
Put Options (0.1%)
90-Day Euro Dollar Future
Put Strike $92.50
Expires 06/16/2008	529	3
JPY Currency Future
Put Strike $104.00
Expires 03/17/2010 §	6,800,000	630
JPY Currency Future
Put Strike $105.40
Expires 03/31/2010 §	4,600,000	472
Total Purchased Options (cost $6,885)		9,400

	Notional Amount
PURCHASED SWAPTIONS (0.6%)
Covered Call Options (0.6%)
IRO USD
Call Strike $3.60
Expires 07/02/2009 §	$18,200	281
IRO EURO
Call Strike $4.07
Expires 09/14/2009 §	98,000	988
Fannie Mae TBA
Call Strike $93.00
Expires 04/07/2008 §	144,000	‚
JPY Currency Future
Call Strike $104.00
Expires 03/17/2010 §	1,500	31
JPY Currency Future
Call Strike $148.40
Expires 06/03/2010 §	1,800	182

	Notional Amount	Value
Covered Call Options (continued)
LIBOR Rate Swaption
Call Strike $4.75
Expires 09/26/2008 §	$68,500	$2,808
LIBOR Rate Swaption
Call Strike $4.75
Expires 09/26/2008 §	57,700	2,365
OTC EURO vs USD Currency
Call Strike $95.00
Expires 04/14/2008 §	17,000	1
OTC EURO vs USD Currency
Call Strike $92.00
Expires 05/06/2008 §	225,000	‚
OTC EURO vs USD Currency
Call Strike $1.36
Expires 05/21/2008 §	1,300	1
OTC EURO vs USD Currency
Call Strike $1.38
Expires 05/21/2010 §	1,000	180
OTC EURO vs USD Currency
Call Strike $1.38
Expires 05/21/2010 §	2,500	449
OTC EURO vs USD Currency
Call Strike $1.38
Expires 06/03/2010 §	2,600	467
Put Options (0.0%)
JPY Currency Future
Put Strike $104.00
Expires 03/17/2010 §	1,500	139
JPY Currency Future
Put Strike $148.40
Expires 06/03/2010 §	1,800	206
OTC EURO vs USD Currency
Put Strike $89.50
Expires 04/07/2008 §	115,000	‚
OTC EURO vs USD Currency
Put Strike $86.00
Expires 04/07/2008 §	130,000	‚
OTC EURO vs USD Currency
Put Strike $1.36
Expires 05/19/2008 §	3,000	2
OTC EURO vs USD Currency
Put Strike $1.36
Expires 05/21/2008 §	7,100	4
OTC EURO vs USD Currency
Put Strike $1.38
Expires 06/03/2010 §	2,600	88
OTC EURO vs USD Currency
Put Strike $1.38
Expires 05/21/2010 §	2,500	84
OTC EURO vs USD Currency
Put Strike $91.00
Expires 06/05/2008 §	26,000	‚
OTC EURO vs USD Currency
Put Strike $1.38
Expires 05/21/2010 §	1,000	33

Total Purchased Swaptions (cost $2,338)		8,309

Total Securities Lending Collateral (cost $6,252) 		6,252

Total Investment Securities (cost $2,215,917) #		$2,231,001

	Contracts (•)
WRITTEN OPTIONS - 0.5%
Covered Call Options - 0.5%
7-Year IRO USD
Call Strike $4.25
Expires 2/2/2009	29,600,000	1,110
7-Year USD
Call Strike $4.30
Expires 12/15/2008	69,200,000	2,777
7-Year USD
Call Strike $4.30
Expires 12/15/2008	8,100,000	325
IRO USD
Call Strike $4.30
Expires 8/3/2009	67,500,000	2,370
5-Year IRO USD
Call Strike $4.30
Expires 2/2/2009	4,200,000	165
7-Year USD
Call Strike $4.60
Expires 2/2/2009	13,900,000	707
Covered Put Options - 0.0%
10-Year U.S. Treasury Note
Put Strike $114.00
Expires 5/23/2008	456	1
Total Written Options (premiums: $5,412)		7,455

	Notional Amount
WRITTEN SWAPTIONS - 0.4%
Put Swaptions - 0.1%
OTC EURO vs USD Currency
Put Strike $1.83
Expires 9/20/2008	$3,800	73
USD LIBOR Rate Swaption
Put Strike $5.40
Expires 3/16/2009	46,100	160
USD LIBOR Rate Swaption
Put Strike $5.40
Expires 3/18/2014	46,100	160

	Notional Amount	Value
WRITTEN SWAPTIONS – (continued)
Covered Call Swaptions - 0.3%
LIBOR Rate Swaption
Call Strike $4.95
Expires 9/26/2008	$29,800	$2,012
LIBOR Rate Swaption
Call Strike $4.95
Expires 9/26/2008	25,100	1,695
OTC EUR vs USD Currency
Call Strike $1.50
Expires 9/20/2008	3,800	58
IRO EUR Swaption
Call Strike $4.25
Expires 9/14/2009	31,600	804
IRO USD Swaption
Call Strike $4.20
Expires 7/2/2009	7,900	261
Total Swaptions Written (premiums: $2,365)		$5,223

SWAP AGREEMENTS

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive from the Counterparty a fixed rate equal to 0.17% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: UBS AG	09/22/08	$4,600	$(26)

Receive from the Counterparty a fixed rate equal to 0.19% and the Fund will pay at the notional amount in the event of default of Morgan Stanley, 6.60%, due 4/1/2012. Counterparty: UBS AG	09/22/08	4,600	(42)

Receive a fixed rate equal to 0.26% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Panama Government Bond 8.875% due 09/30/2027. Counterparty: Barclays Bank PLC	12/20/08	4,500	(18)

Receive a fixed rate equal to 0.40% and the Fund will pay to the counterparty at the notional amount in the event of default of Republic of Indonesia Government Bond 6.75% due 03/10/2014. Counterparty: Royal Bank of Scotland PLC	12/22/08	700	(3)

Receive from the Counterparty a fixed rate equal to 3.10% and the Fund will pay at the notional amount in the event of default of SLM Corp SP, 5.125%, due 8/27/2012. Counterparty: Barclays Bank PLC	12/22/08	4,000	(190)

Receive from the Counterparty a fixed rate equal to 3.20% and the Fund will pay at the notional amount in the event of default of SLM Corp SP, 5.125%, due 8/27/2012. Counterparty: BNP Paribas	12/22/08	4,000	(187)

Receive a floating rate based on the ICAP CMM FRA FIXING RATE and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International §	01/16/09	11,200	125

Receive a floating rate based on the ICAP CMM FRA FIXING RATE and pay a fixed rate equal to 4.50%. Counterparty: Morgan Stanley Capital Services, Inc. §	01/23/09	7,300	445

Receive a floating rate based on the ICAP CMM FRA FIXING RATE and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International §	02/20/09	2,100	(113)

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a floating rate based on the ICAP CMM FRA FIXING RATE and pay a fixed rate equal to 5.50%. Counterparty: Morgan Stanley Capital Services, Inc.	05/21/09	$1,000		$(36)

Receive a floating rate based on 6-month-Great Brish Pound-LIBOR and the Fund will pay a fixed rate equal to 6.00%. Counterparty: Barclays Bank PLC	06/19/09	GBP	22,600	(433)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 3-month Australian Dollar- Bank Bill Rate- BBSW (AUD-BBR-BBSW.) Counterparty: Citibank NA.	09/15/09	AUD	22,700	(10)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 3-month Australian Dollar- Bank Bill Rate- BBSW (AUD-BBR-BBSW.) Counterparty: Lehman Brothers Securities, Inc.	09/15/09	AUD	30,100	(8)

Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month EURIBOR Counterparty: Goldman Sachs Capital Markets, LP	09/21/09	EUR	2,800	(1)

Receive a fixed rate equal to 12.67% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Merrill Lynch International	01/04/10	BRL	15,700	(43)

Receive a fixed rate equal to 12.67% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Morgan Stanley Capital Services, Inc.	01/04/10	BRL	66,800	(238)

Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month EURIBOR Counterparty: Lehman Securities, Inc. §	03/19/10	EUR	84,200	414

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month Australian Dollar- Bank Bill Rate- BBSW (AUD-BBR-BBSW.) Counterparty: Morgan Stanley Capital Services, Inc.	06/15/10	AUD	30,100	(177)

Receive a fixed rate equal to 7.00% and the Fund will pay a floating rate based on the 6-month Australian Dollar- Bank Bill Rate- BBSW (AUD-BBR-BBSW.) Counterparty: Deutsche Bank AG	06/15/10	AUD	62,900	(474)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Morgan Stanley Capital Services, Inc. §	06/18/10	$17,100		477

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Citibank NA. §	06/18/10	41,200		975

Receive a fixed rate equal to 4.00% and pay a floating rate based on 6-month EURIBOR. Counterparty: Morgan Stanley Capital Services, Inc.	06/18/10	EUR	65,500	(866)

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Merrill Lynch International §	06/18/10	$76,700		$1,812

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Royal Bank of Scotland PLC §	06/18/10	168,100		2,495

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	06/18/10	210,600		3,976

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Deutsche Bank AG §	06/18/10	274,200		4,497

Receive from the Counterparty at the notional amount in the event of default of Glitnir Banki, 5.62%, due 4/20/2010, and the Fund will pay a fixed rate equal to 0.17%. Counterparty: Morgan Stanley Capital Services, Inc. §	06/21/10	500		96

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month British Pound–LIBOR Counterparty: Royal Bank of Scotland PLC	09/15/10	GBP	3,100	90

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on 6-month British Pound– LIBOR Counterparty: Barclays Bank PLC	09/15/10	GBP	16,300	457

Receive a fixed rate equal to 2.1025% and the Fund will pay a floating rate based on FRC Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC §	10/15/10	EUR	2,500	25

Receive a fixed rate equal to 2.09% and the Fund will pay a floating rate based on FRC Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas §	10/15/10	EUR	5,000	25

Receive a fixed rate equal to 2.1455% and the Fund will pay a floating rate based on FRC Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: UBS AG §	10/15/10	EUR	6,300	45

Receive a fixed rate equal to 7.50% and the Fund will pay a floating rate based on the 6-month Australian Dollar- Bank Bill Rate- BBSW (AUD-BBR-BBSW.) Counterparty: UBS AG §	03/15/11	AUD	50,800	138

Receive from the Counterparty at the notional amount in the event of default of Avon Products Inc. 5.125% due 01/15/2011 and the Fund will pay a fixed rate equal to 0.15%. Counterparty: Credit Suisse International §	03/21/11	$4,000		18

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive from the Counterparty at the notional amount in the event of default of Kerr-McGee, Corp., 5.88%, due 9/15/2011, and the Fund will pay a fixed rate equal to 0.16%. Counterparty: Royal Bank of Scotland PLC §	09/20/11	$4,100		$33

Receive a floating rate based on 6-month-EURIBOR and the Fund will pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	12/15/11	EUR	82,400	(2,023)

Receive from the Counterparty at the notional amount in the event of default of HSBC Finance Corp BP, 6.38%, due 10/15/2011 and the Fund will pay a fixed rate equal to 0.20%. Counterparty: Royal Bank of Scotland PLC §	12/20/11	$2,000		118

Receive from the Counterparty at the notional amount in the event of default of Kraft Foods Inc. 5.625% due 11/1/2011 and the Fund will pay a fixed rate equal to 0.15%. Counterparty: Royal Bank of Scotland PLC §	12/20/11	4,000		117

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Morgan Stanley Capital Services, Inc.	01/02/12	BRL	8,900	(9)

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: UBS AG	01/02/12	BRL	23,900	(68)

Receive a fixed rate equal to 12.54% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Merrill Lynch International	01/02/12	BRL	34,100	(83)

Receive a fixed rate equal to 10.12% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Morgan Stanley Capital Services, Inc.	01/02/12	BRL	44,400	(933)

Receive a fixed rate equal to 10.58% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: UBS AG	01/02/12	BRL	55,900	(1,151)

Receive a fixed rate equal to 10.15% and the Fund will pay a floating rate based on the Brazilian Real-CDI. Counterparty: Goldman Sachs Capital Markets, LP	01/02/12	BRL	69,600	(2,950)

Receive a fixed rate equal to 1.97% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Lehman Brothers Special Financing, Inc.	03/15/12	EUR	1,000	(22)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JPMorgan Chase	03/15/12	EUR	1,800	(40)

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	03/15/12	EUR	3,200	$(69)

Receive a fixed rate equal to 2.00% and the Fund will pay a floating rate based on FRC–Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP	03/15/12	EUR	3,300	(62)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	03/28/12	EUR	1,000	(22)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Goldman Sachs Capital Markets, LP	03/30/12	EUR	1,100	(25)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	03/30/12	EUR	1,100	(25)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	04/05/12	EUR	600	(14)

Receive a fixed rate equal to 1.96% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: JPMorgan Chase	04/10/12	EUR	400	(10)

Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: BNP Paribas	04/10/12	EUR	1,500	(39)

Receive a fixed rate equal to 1.94% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Royal Bank of Scotland PLC	04/10/12	EUR	1,600	(39)

Receive a fixed rate equal to 1.95% and the Fund will pay a floating rate based on FRC-Excluding Tobacco-Non-Revised Consumer Price Index. Counterparty: Barclays Bank PLC	04/30/12	EUR	1,200	(28)

			Net Unrealized
	Expiration	Notional	Appreciation
	Date	Amount	(Depreciation)
Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.75%. Counterparty: Lehman Securities, Inc. §	06/20/12	$3,069	$239

Receive from the Counterparty at the notional amount in the event of default of Nabors Industries, 5.38%, due 8/15/2012, and the Fund will pay a fixed rate equal to 0.47%. Counterparty: Credit Suisse International §	06/20/12	3,600	50

Receive a fixed rate equal to 0.48% and the Fund will pay in the event of default on any of the securities in the Dow Jones CDX.HY-8 100 Index, the remaining interest payments on those defaulted securities. Counterparty: Barclays Bank PLC	06/20/12	7,552	(327)

Receive from the Counterparty a fixed rate equal to 0.72% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: BNP Paribas	09/20/12	200	(5)

Receive from the Counterparty a fixed rate equal to 0.95% and the Fund will pay at the notional amount in the event of default of Merrill Lynch & Co., 5.00%, due 1/15/2015. Counterparty: UBS AG	09/20/12	1,400	(96)

Receive from the Counterparty a fixed rate equal to 0.92% and the Fund will pay at the notional amount in the event of default of Goldman Sachs Group, Inc., 6.60%, due 1/15/2012. Counterparty: Citibank NA	09/20/12	1,400	(29)

Receive from the Counterparty a fixed rate equal to 0.50% and the Fund will pay at the notional amount in the event of default of JPMorgan Chase & Co., 6.00%, due 1/15/2018. Counterparty: BNP Paribas §	12/20/12	4,000	169

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.5 7 year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.142%. Counterparty: JPMorgan Chase	12/20/12	4,100	(137)

Receive from the Counterparty at the notional amount in the event of default of Nordstrom, Inc., 6.95%, due 3/15/2028, and the Fund will pay a fixed rate equal to 0.29%. Counterparty: JP Morgan Chase §	12/20/12	5,700	198

Receive from the Counterparty, in the event of default on any of the securities CDX.HY-9, 5 Year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 6.37%. Counterparty: Merrill Lynch International §	12/20/12	6,000	43

				Net Unrealized
	Expiration		Notional	Appreciation
	Date		Amount	(Depreciation)
Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-9, 5 year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 1.40%. Counterparty: Credit Suisse International	12/20/12		$7,100	$(481)

Receive from the Counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.5 7 year Index the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.142%. Counterparty: Morgan Stanley Capital Services Inc. §	12/20/12		13,400	1,424

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.HY-9 100 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 2.08%. Counterparty: Merrill Lynch International §	12/20/12		14,905	136

Receive from the Counterparty, in the event of default on any of the securities CDX.IG.9, 5 Year Index the remaining interest payments on those defaulted securities and the rate equal to 0.60%. Counterparty: Goldman Sachs International	12/20/12		16,300	(19)

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.IG.9 5 Year Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.60%. Counterparty: JPMorgan Chase Bank	12/20/12		20,100	103

Receive from the Counterparty, in the event of default on any of the securities in the Dow Jones CDX.EM-8 Index, the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 1.75%. Counterparty: Barclays Bank PLC §	12/20/12		21,500	87

Receive a fixed rate equal to 5.50% and the Fund will pay a floating rate based on the 6-month Great British Pound-LIBOR. Counterparty: Lehman Securities, Inc. §	03/20/13	GBP	5,800	233

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Goldman Sachs Capital Markets, LP §	06/18/13		7,700	126

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Morgan Stanley Capital Services Inc. §	06/18/13		18,100	806

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Merrill Lynch International §	06/18/13	$21,100		$699

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	06/18/13	22,700		1,005

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Royal Bank of Scotland PLC §	06/18/13	38,800		1,765

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Citibank NA. §	06/18/13	64,900		469

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 4.00%. Counterparty: JPMorgan Chase §	06/18/13	103,100		4,626

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Citibank NA.	03/18/14	17,100		(969)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: JPMorgan Chase	03/18/14	23,500		(1,307)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. § Counterparty: Deutsche Bank AG	06/18/15	12,800		556

Receive a floating rate based on a 6-month Japanese Yen-LIBOR and pay a fixed rate equal to 1.50%. Counterparty: Morgan Stanley Capital Services, Inc.	06/22/15	JPY	960,000	(197)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month British Pound-LIBOR Counterparty: Deutsche Bank AG §	09/15/15	GBP	900	‚

Receive from the Counterparty at the notional amount in the event of default of Morgan Stanley BP 5.84% due 10/15/2015 and the Fund will pay a fixed rate equal to 0.275%. Counterparty: Royal Bank of Scotland PLC §	12/21/15	$1,100		101

Receive a fixed rate equal to 0.463% and the Fund will pay to the counterparty in the event of default on any of the securities in the Dow Jones CDX.IG.5 10 Year Index the remaining interest payments on those defaulted securities. Counterparty: Morgan Stanley Capital Services, Inc.	12/21/15	9,600		(1,451)

				Net Unrealized
	Expiration		Notional	Appreciation
	Date		Amount	(Depreciation)
Receive a fixed rate equal to 0.71% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond 7.65% due 06/11/2013. Counterparty: Barclays Bank PLC	12/20/16	$700		$(4)

Receive from the Counterparty at the notional amount in the event of default of Weyerhaeuser Co, 6.75%, due 3/15/2012 and the Fund will pay a fixed rate equal to 0.96%. Counterparty: UBS AG §	06/20/17		1,600	91

Receive from the Counterparty a fixed rate equal to 1.28% and the Fund will pay at the notional amount in the event of default of Reynolds American Inc., 7.63%, due 6/1/2016. Counterparty: Goldman Sachs Capital Markets, LP	06/20/17		2,100	(133)

Receive from the Counterparty at the notional amount in the event of default of Diamond Offshore Drill, Zero Coupon, due 6/6/2020 and the Fund will pay a fixed rate equal to 0.44%. Counterparty: Citibank NA §	06/20/17		3,700	78

Receive from the Counterparty at the notional amount in the event of default of AutoZone, Inc., 5.88%, due 10/15/2012, and the Fund will pay a fixed rate equal to 0.67%. Counterparty: Royal Bank of Scotland PLC §	06/20/17		3,900	145

Receive from the Counterparty at the notional amount in the event of default of Limited Brands BP, due 6/20/2017 and the Fund will pay a fixed rate equal to 1.03%. Counterparty: Goldman Sachs Capital Markets, LP §	06/20/17		11,000	1,705

Receive a floating rate based on 6-month British Pound-LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	09/20/17	GBP	10,800	(777)

Receive a fixed rate equal to 0.72% and the Fund will pay to the counterparty at the notional amount in the event of default of Ukraine Government Bond 7.65% due 06/11/2013. Counterparty: Deutsche Bank AG	12/20/17		700	(4)

Receive from the Counterparty a fixed rate equal to 0.56% and the Fund will pay at the notional amount in the event of default of JPMorgan Chase & Co., 6.00%, due 1/15/2018. Counterparty: BNP Paribas §	12/20/17		6,000	226

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Barclays Bank PLC	06/18/18		3,300	(135)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	06/18/18		26,200	(1,441)

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Barclays Bank PLC	06/18/23	$2,100		$(87)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	06/18/23	18,800		(779)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Services Inc.	06/18/23	43,400		(2,726)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	06/19/23	25,000		(1,657)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	06/19/23	62,700		(2,492)

Receive a fixed rate equal to 5.00% and the Fund will pay a floating rate based on the 3-month United States Dollar- LIBOR. Counterparty: Goldman Sachs Capital Markets, LP	06/19/23	64,900		(3,678)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International	06/19/28	5,400		(380)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	06/19/28	10,300		(742)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	06/19/28	33,100		(2,397)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar-LIBOR. Counterparty: Lehman Securities, Inc.	06/19/34	EUR	600	(36)

Receive a fixed rate equal to 4.50% and pay a floating rate based on 6-month EURIBOR. Counterparty: Morgan Stanley Capital Services Inc.	06/19/34	EUR	9,100	1

Receive a fixed rate equal to 5.00% and pay a floating rate based on 3-month United States Dollar-LIBOR. Counterparty: Deutsche Bank AG	12/15/35	$20,100		(55)

Receive a floating rate based on 6-month British Pound-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Barclays Bank PLC §	12/17/35	GBP	1,500	107

Receive a floating rate based on 6-month British Pound-LIBOR and pay a fixed rate equal to 4.00%. Counterparty: Morgan Stanley Capital Services, Inc. §	12/17/35	GBP	6,800	50

				Net Unrealized
	Expiration	Notional		Appreciation
	Date	Amount		(Depreciation)
Receive a floating rate based on 6-month British Pound-LIBOR and pay a fixed rate equal to 4.50%. Counterparty: Deutsche Bank AG	12/17/35	GBP	10,100	$(296)

Receive a fixed rate equal to 5.00% and pay a floating rate based on 6-month EURIBOR Counterparty: UBS AG §	07/13/37	EUR	1,000	76

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Deutsche Bank AG	06/18/38	$6,300		(547)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Merrill Lynch International	06/18/38	6,400		(118)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: BNP Paribas	06/18/38	8,200		(571)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Royal Bank of Scotland PLC	06/18/38	34,800		(274)

Receive a floating rate based on the 3-month United States Dollar - LIBOR and pay a fixed rate equal to 5.00%. Counterparty: Morgan Stanley Capital Services Inc.	06/18/38	43,500		(3,191)

Receive a floating rate based on 6-month EURIBOR and pay a fixed rate equal to 4.75%. Counterparty: Goldman Sachs Capital Markets, LP	09/19/38	EUR	17,700	396

Receive from the Counterparty at the notional amount in the event of default of BFC Genesee CDO, Ltd. 2006-1A A3L, 7.00%, due 1/10/2041 and the Fund will pay a fixed rate equal to 0.25%. Counterparty: Citibank NA §	01/10/41	2,460		2,280

Receive from the Counterparty at the notional amount in the event of default of Montauk Point CDO, Ltd. 2006-2A A4, 6.80%, due 4/06/2046 and the Fund will pay a fixed rate equal to 2.22%. Counterparty: Credit Suisse International §	01/08/46	2,500		2,029

Receive from the Counterparty in the event of default on any of the securities in the Asset-backed Securities Index (ABX.HE.AAA.06-2) the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.11%. Counterparty: Goldman Sachs International	05/25/46	4,000		325

Receive from the Counterparty in the event of default on any of the securities in the Commercial Mortgage Backed Index (CMBX.NA.AAA.3) the remaining interest payments on those defaulted securities and the Fund will pay a fixed rate equal to 0.08%. Counterparty: Morgan Stanley Capital Services, Inc.	12/13/49	4,200		214

Receive from the Counterparty at the notional amount in the event of default of Avebury Finance CDO PLC 7.05% due 01/08/2051 and the Fund will pay a fixed rate equal to 1.80%. Counterparty: Merrill Lynch International §	01/09/51	6,218		5,887
Total Swap Agreements (Premium $4,856)				9,665

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts (•)	Date	Amount	(Depreciation)

10 Year Japan	8	06/20/2008	$1,124,160	$160
10 Year U.S. Note	2,002	06/20/2008	238,142	216
2-Year U.S. Note	(3,141)	06/30/2008	(674,233)	2,221
3 Month GBP-LIBOR	539	06/18/2008	‚	(7)
5-Year U.S. Note	(1,635)	07/03/2008	(186,773)	(1,749)
90-Day Euro Dollar	(21)	03/16/2009	(5,135)	(102)
90-Day Euro Dollar	(488)	09/15/2008	(119,444)	(390)
90-Day Euro Dollar	(180)	12/15/2008	(44,028)	(119)
90-Day Sterling LIBOR	202	03/19/2009	24,086	443
90-Day Sterling LIBOR	422	06/17/2009	50,363	1,621
90-Day Sterling LIBOR	646	06/18/2008	76,353	250
90-Day Sterling LIBOR	270	09/16/2009	32,221	681
90-Day Sterling LIBOR	1,234	09/18/2008	146,337	2,364
90-Day Sterling LIBOR	339	12/17/2008	40,324	424
Euro-SHATZ Future	(1,386)	06/10/2008	(144,844)	1,504
Long Gilt Future	(83)	06/30/2008	(9,238)	(232)
U.S. Long Bond	309	06/30/2008	36,708	505
			$584,999	$3,348

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought(Sold)	Net Unrealized Appreciation (Depreciation)

Australian Dollar	6,392	04/24/2008	$5,788	$30
Brazil Real	82,112	07/02/2008	41,958	4,173
Brazil Real	(31,604)	07/02/2008	17,608	(147)
Brazil Real	19,867	12/02/2008	10,565	200
Brazil Real	(20,192)	12/02/2008	11,176	234
Canadian Dollar	(398)	04/17/2008	400	12
Chinese Yuan Renminbi	153,058	07/02/2008	21,101	1,373
Chinese Yuan Renminbi	(130,190)	07/02/2008	18,370	(746)
Chinese Yuan Renminbi	(22,867)	08/02/2008	3,223	(167)
Chinese Yuan Renminbi	53,089	10/10/2008	7,663	367
Chinese Yuan Renminbi	(53,089)	10/10/2008	7,733	(296)
Danish Krone	(50,151)	06/09/2008	10,195	(428)
Euro Dollar	509	04/28/2008	800	6
Euro Dollar	(14,030)	04/28/2008	21,859	(353)
Japanese Yen	93,576	05/12/2008	920	22
Japanese Yen	(1,929,389)	05/12/2008	19,502	70

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought(Sold)	(Depreciation)

Malaysian Ringgit	10,779	05/12/2008	$3,265	$103
Malaysian Ringgit	3,371	08/04/2008	993	59
Mexican Peso	116,363	07/10/2008	10,494	283
New Zealand Dollar	(1,507)	04/24/2008	1,202	21
Poland Zloty	12,902	07/10/2008	4,820	942
Republic of Korea Won	9,281,957	08/04/2008	9,895	(511)
Russian Ruble	215,278	07/10/2008	8,532	581
Russian Ruble	(51,408)	07/10/2008	2,065	(111)
Russian Ruble	160,736	11/19/2008	6,514	200
Singapore Dollar	5,471	05/22/2008	3,739	240
Singapore Dollar	2,407	11/21/2008	1,713	44
British Pound Sterling	(23,912)	04/17/2008	47,274	(200)
			$299,367	$6,001

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $6,124.
*	Floating or variable rate note. Rate is listed as of March 31, 2008.
¡

At March 31, 2008, all or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts and open option contracts. The values of all securities segregated at March 31, 2008, are $10,210 and $4,640, respectively.



Cash collateral for the Repurchase Agreements, valued at $2,188, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively

‚	Value is less than $1.
§	Illiquid. At March 31, 2008, these securities aggregated $23,925 or 1.65% of the Fund’s net assets.
‡	Non-income producing security.
•	Contract amounts are not in thousands.
♦	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of March 31, 2008.
£	At March 31, 2008, cash in the amount of $9,990 is segregated with the custodian to cover margin requirements for open futures contacts.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $2,217,231. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $39,485 and $25,715, respectively. Net unrealized appreciation for tax purposes is $13,770.

¶	Restricted security. At March 31,2008, the Fund owned the following securities (representing 1.31% of Net Assets) which was restricted as to public resale.

Description	Date of Acquisition	Principal	Cost	Value
CSC Holdings, Inc.
1.00% due 02/24/2013	02/08/2008	1,496	1,345	1,402
DaimlerChrysler Finco
9.00% due 08/03/2012	07/31/2007	$4,975	$4,726	$4,129
HCA, Inc.
7.60% due 11/18/2013	11/14/2006	4,653	4,653	4,270
Health Management Associates, Inc.
6.95% due 02/28/2014	02/12/2007	2,728	2,728	2,375
Las Vegas Sands Corp.
6.58% due 05/23/2014	02/06/2008	2,082	1,688	1,834
3.00% due 05/23/2014	02/06/2008	418	353	369
NRG Energy, Inc.
6.48% due 02/01/2013	02/12/2008	316	284	295
6.58% due 02/01/2013	02/12/2008	684	615	639
TXU Corporation
8.40% due 10/10/2014	02/07/2008	4,000	3,600	3,630

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities aggregated $84,220 or 5.82% of the Fund’s net assets.

AUD	Australian Dollar
BRL	Brazil Real
DKK	Denmark Krone
EUR	Euro Dollar
GBP	United Kingdom Pound
JPY	Japan Yen
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

T. Rowe Price Equity Income
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
PREFERRED STOCKS (0.4%)
Diversified Financial Services (0.4%)
Merrill Lynch & Co., Inc. ‡ ¡ §	24	$1,925
Total Preferred Stocks (cost $2,400)		1,925

COMMON STOCKS (96.5%)
Aerospace & Defense (0.9%)
Honeywell International, Inc.	76,600	4,322
Air Freight & Logistics (0.3%)
United Parcel Service, Inc. Class B	21,500	1,570
Airlines (0.3%)
Southwest Airlines Co.	121,400	1,505
Automobiles (0.8%)
Ford Motor Co. ‡ ^	179,700	1,028
Harley-Davidson, Inc. ^	72,000	2,700
Beverages (1.1%)
Anheuser-Busch Cos., Inc.	97,700	4,636
Coca-Cola Co. (The)	6,400	389
Biotechnology (0.8%)
Amgen, Inc. ‡	96,700	4,040
Building Products (1.4%)
Masco Corp.	196,800	3,903
USG Corp. ‡ ^	72,200	2,658
Capital Markets (2.5%)
Legg Mason, Inc.	55,200	3,090
Merrill Lynch & Co., Inc. ^	118,500	4,828
Och-Ziff Capital Management Group LLC Class A ^	66,700	1,401
UBS AG	85,100	2,483
Chemicals (1.9%)
Ei DU Pont de Nemours & Co.	103,300	4,830
International Flavors & Fragrances, Inc.	94,300	4,154
Commercial Banks (6.5%)
Allied Irish Banks PLC	33,500	717
Bank of New York Mellon Corp.	148,580	6,200
Fifth Third Bancorp ^	160,100	3,349
KeyCorp	91,400	2,006
National City Corp. ^	86,300	859
PNC Financial Services Group, Inc.	1	·
Royal Bank of Scotland Group PLC	185,700	1,245
SunTrust Banks, Inc.	107,100	5,906
US Bancorp	202,700	6,559
Wells Fargo & Co.	143,740	4,183
Commercial Services & Supplies (1.5%)
Avery Dennison Corp.	87,200	4,294
Waste Management, Inc.	85,362	2,865
Communications Equipment (0.9%)
Alcatel-Lucent ^	311,700	1,795
Cisco Systems, Inc. ‡	23,600	569
Motorola, Inc.	208,900	1,943
Computers & Peripherals (0.8%)
Dell, Inc. ‡	201,300	4,010
Construction Materials (0.7%)
Vulcan Materials Co. ^	48,300	3,207
Consumer Finance (1.5%)
Capital One Financial Co.	83,200	4,095
SLM Corp. ‡	186,500	2,863
Distributors (0.5%)
Genuine Parts Co.	61,550	2,476
Diversified Consumer Services (0.8%)
H&R Block, Inc.	194,200	4,032
Diversified Financial Services (3.5%)
Bank of America Corp.	36,600	1,387
Citigroup, Inc.	133,659	2,863
JPMorgan Chase & Co.	296,322	12,727
Diversified Telecommunication Services (3.7%)
AT&T, Inc.	279,940	10,722
Qwest Communications International, Inc. ^	571,000	2,586
Verizon Communications, Inc.	123,042	4,485
Electric Utilities (4.2%)
Duke Energy Corp.	170,700	3,047
Entergy Corp.	34,700	3,785
FirstEnergy Corp.	44,850	3,078
NiSource, Inc.	247,600	4,269
Pinnacle West Capital Corp.	51,800	1,817
Progress Energy, Inc.	77,200	3,219
TECO Energy, Inc. ^	55,100	879
Electrical Equipment (0.4%)
Cooper Industries, Ltd. Class A	51,714	2,076
Energy Equipment & Services (1.3%)
BJ Services Co.	95,400	2,720
Schlumberger, Ltd.	40,600	3,532
Food & Staples Retailing (1.0%)
Wal-Mart Stores, Inc.	94,400	4,973
Food Products (3.8%)
Campbell Soup Co.	47,200	1,603
General Mills, Inc.	80,600	4,826
Hershey Co. (The)	173,600	6,540
Kraft Foods, Inc. Class A	102,300	3,172
McCormick & Co., Inc.	55,800	2,063
Household Durables (3.2%)
Black & Decker Corp.	24,100	1,593
Dr Horton, Inc. ^	144,700	2,279
Fortune Brands, Inc.	57,400	3,989
Harman International Industries, Inc.	11,600	505
Newell Rubbermaid, Inc.	172,700	3,950
Whirlpool Corp. ^	36,100	3,133
Household Products (2.1%)
Colgate-Palmolive Co.	28,900	2,251
Kimberly-Clark Corp.	46,800	3,021
Procter & Gamble Co.	69,000	4,835
Industrial Conglomerates (4.9%)
3M Co.	79,600	6,300
General Electric Co.	469,650	17,382
Insurance (5.4%)
American International Group, Inc.	120,600	5,216
Chubb Corp.	41,500	2,053

	Shares	Value
Insurance (continued)
Genworth Financial, Inc. Class A	83,300	$1,886
Lincoln National Corp.	86,166	4,481
Marsh & McLennan Cos., Inc.	268,700	6,543
Progressive Corp. (The)	136,800	2,198
Travelers Cos., Inc. (The) ‡	72,310	3,460
Internet Software & Services (1.3%)
eBay, Inc. ‡	53,400	1,594
Yahoo!, Inc. ‡ ^	166,000	4,802
IT Services (0.7%)
Automatic Data Processing, Inc.	5,900	250
Computer Sciences Corp. ‡	44,300	1,807
Electronic Data Systems Corp.	66,300	1,104
Leisure Equipment & Products (1.2%)
Eastman Kodak Co. ^	151,800	2,682
Mattel, Inc.	156,800	3,121
Machinery (1.1%)
Illinois Tool Works, Inc.	105,000	5,064
Media (5.8%)
Cablevision Systems Corp. Class A ‡	84,900	1,819
CBS Corp. Class B	144,700	3,195
Comcast Corp. Class A	66,300	1,282
Gannett Co., Inc. ^	132,700	3,855
McGraw-Hill Cos., Inc. (The)	128,300	4,741
New York Times Co. (The) Class A ^	178,200	3,364
Time Warner, Inc.	343,800	4,820
Walt Disney Co. (The)	147,500	4,629
Metals & Mining (0.5%)
Alcoa, Inc.	69,600	2,510
Multiline Retail (0.1%)
Macy’s, Inc.	24,100	556
Multi-Utilities (0.6%)
Xcel Energy, Inc.	151,500	3,022
Oil, Gas & Consumable Fuels (11.1%)
Anadarko Petroleum Corp.	84,000	5,294
BP PLC	61,874	3,753
Chevron Corp.	138,250	11,801
Exxon Mobil Corp.	140,138	11,853
Hess Corp.	53,290	4,699
Murphy Oil Corp.	71,200	5,848
Royal Dutch Shell PLC Class A	115,100	7,940
Spectra Energy Corp.	94,300	2,145
Paper & Forest Products (1.9%)
International Paper Co.	230,293	6,264
MeadWestvaco Corp.	101,700	2,768
Personal Products (0.8%)
Avon Products, Inc.	92,600	3,661
Pharmaceuticals (7.1%)
Abbott Laboratories	58,000	3,199
Bristol-Myers Squibb Co.	151,000	3,216
Eli Lilly & Co.	133,100	6,867
Johnson & Johnson	97,200	6,305
Merck & Co., Inc.	116,800	4,433
Pfizer, Inc.	260,200	5,446
Wyeth	106,900	4,464
Road & Rail (0.2%)
Union Pacific Corp.	6,900	865
Semiconductors & Semiconductor Equipment (1.7%)
Analog Devices, Inc.	124,400	3,672
Applied Materials, Inc.	96,300	1,879
Intel Corp.	117,900	2,497
Software (1.4%)
Microsoft Corp.	233,600	6,630
Specialty Retail (2.3%)
Bed Bath & Beyond, Inc. ‡	132,500	3,909
Home Depot, Inc.	208,600	5,835
Tiffany & Co.	24,100	1,008
Thrifts & Mortgage Finance (1.1%)
Countrywide Financial Corp. ^	119,600	658
Fannie Mae	182,500	4,803
Tobacco (0.5%)
UST, Inc.	40,200	2,192
Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp.	251,700	1,684
Total Common Stocks (cost $441,746)		461,959

CONVERTIBLE BONDS (0.1%)
Automobiles (0.1%)
Ford Motor Co.
4.25%, due 12/15/2036	824	707
Total Convertible Bonds (cost $824)		707

Total Securities Lending Collateral (cost $48,361) 		48,361

Total Investment Securities (cost $493,331) #		$512,952

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $46,448.
¡	Securities valued as determined in good faith in accordance with procedures established by the Board of Trustees of AEGON/Transamerica Series Trust.
§	Illiquid. At March 31, 2008, these securities aggregated $1,925 or %0.40 of the Fund’s net assets.


Cash collateral for the Repurchase Agreements, valued at $16,926, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
·	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $494,374. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $75,509 and $56,931, respectively. Net unrealized appreciation for tax purposes is $18,578.

T. Rowe Price Growth Stock
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.0%)
Aerospace & Defense (1.0%)
General Dynamics Corp.	48,500	$4,043
Air Freight & Logistics (0.6%)
Expeditors International of Washington, Inc.	57,500	2,598
Beverages (1.5%)
InBev NV	29,400	2,596
PepsiCo, Inc.	49,000	3,538
Biotechnology (3.4%)
Celgene Corp. ‡	22,700	1,391
Genentech, Inc. ‡	70,800	5,748
Gilead Sciences, Inc. ‡	141,400	7,286
Capital Markets (4.5%)
BlackRock, Inc. Class A ^	9,600	1,960
Charles Schwab Corp. (The)	81,700	1,538
Franklin Resources, Inc.	39,000	3,783
Goldman Sachs Group, Inc. (The)	14,100	2,332
Northern Trust Corp.	32,800	2,180
State Street Corp.	89,200	7,047
Chemicals (2.4%)
Monsanto Co.	48,000	5,352
Praxair, Inc.	56,000	4,717
Communications Equipment (3.9%)
Cisco Systems, Inc. ‡	211,900	5,105
Corning, Inc.	196,700	4,728
Juniper Networks, Inc. ‡	102,800	2,570
Qualcomm, Inc.	103,200	4,231
Computers & Peripherals (3.1%)
Apple, Inc. ‡	65,300	9,370
Dell, Inc. ‡	102,100	2,034
EMC Corp. ‡	115,400	1,655
Construction & Engineering (0.9%)
Foster Wheeler, Ltd. ‡	65,200	3,692
Diversified Financial Services (2.3%)
Bovespa Holding SA ‡	264,500	3,593
CME Group, Inc. Class A	5,100	2,393
Dubai Financial Market ‡	1,027,900	1,427
Moody’s Corp. ^	61,700	2,149
Electrical Equipment (0.8%)
Schneider Electric SA	25,900	3,364
Electronic Equipment & Instruments (1.0%)
Dolby Laboratories, Inc. Class A ‡	43,300	1,570
HON HAI Precision Industry Co., Ltd. ^	232,640	2,617
Energy Equipment & Services (4.0%)
Baker Hughes, Inc.	65,600	4,494
Schlumberger, Ltd.	141,300	12,293
Food & Staples Retailing (5.1%)
Costco Wholesale Corp.	61,200	3,976
CVS Caremark Corp.	270,305	10,950
SYSCO Corp.	103,800	3,012
Walgreen Co.	43,600	1,661
Whole Foods Market, Inc. ^	65,600	2,163
Food Products (0.8%)
Groupe Danone	25,600	2,298
Nestle SA	2,400	1,204
Health Care Equipment & Supplies (5.8%)
Alcon, Inc.	19,800	2,817
Becton Dickinson & Co.	35,700	3,065
Covidien, Ltd.	76,800	3,398
Intuitive Surgical, Inc. ‡	3,800	1,232
Medtronic, Inc.	119,800	5,795
St Jude Medical, Inc. ‡	58,400	2,522
Stryker Corp.	40,800	2,654
Zimmer Holdings, Inc. ‡	40,300	3,138
Health Care Providers & Services (5.3%)
Aetna, Inc.	117,300	4,937
Cigna Corp.	76,300	3,095
Humana, Inc. ‡	33,300	1,494
Laboratory Corp. of America Holdings ‡	57,600	4,244
McKesson Corp.	42,100	2,205
Medco Health Solutions, Inc. ‡	44,000	1,927
WellPoint, Inc. ‡	103,300	4,559
Hotels, Restaurants & Leisure (3.3%)
International Game Technology	78,100	3,141
Las Vegas Sands Corp. ‡ ^	45,400	3,343
Marriott International, Inc. Class A	46,400	1,594
MGM Mirage, Inc. ‡ ^	4,753	279
Yum! Brands, Inc.	151,800	5,649
Household Products (1.7%)
Procter & Gamble Co.	80,057	5,610
Reckitt Benckiser Group PLC	29,442	1,633
Independent Power Producers & Energy Traders (0.7%)
AES Corp. (The) ‡	167,400	2,791
Industrial Conglomerates (2.3%)
General Electric Co.	197,300	7,302
McDermott International, Inc. ‡	43,100	2,363
Insurance (1.0%)
Assurant, Inc.	44,100	2,684
Prudential Financial, Inc.	17,600	1,377
Internet & Catalog Retail (2.0%)
Amazon.Com, Inc. ‡	62,100	4,428
B2W Cia Global Do Varejo	27,400	938
Expedia, Inc. ‡	146,445	3,205
Internet Software & Services (4.1%)
Google, Inc. Class A ‡	25,600	11,276
Tencent Holdings, Ltd.	176,800	1,007
VeriSign, Inc. ‡ ^	146,200	4,860
IT Services (4.2%)
Accenture, Ltd. Class A	141,500	4,976
Automatic Data Processing, Inc.	111,900	4,743
Infosys Technologies, Ltd.	37,853	1,349
Mastercard, Inc. Class A ^	8,900	1,985
Redecard SA	74,100	1,223
Visa, Inc. Class A ‡	52,500	3,274

	Shares	Value
Machinery (3.6%)
Danaher Corp.	153,900	$11,701
Deere & Co.	23,200	1,866
Joy Global, Inc.	25,000	1,629
Media (2.8%)
McGraw-Hill Cos., Inc. (The)	205,200	7,582
Nasionale Pers Beperk Class N	125,100	2,171
Shaw Communications, Inc. Class B	122,000	2,218
Metals & Mining (2.5%)
BHP Billiton, Ltd.	157,816	5,159
Freeport-McMoRan Copper & Gold, Inc.	30,300	2,915
Kinross Gold Corp. ‡ ^	115,400	2,552
Multiline Retail (0.6%)
Kohl’s Corp. ‡	37,800	1,621
Lojas Renner SA	54,700	1,021
Oil, Gas & Consumable Fuels (6.1%)
Chevron Corp.	25,900	2,211
EOG Resources, Inc.	35,900	4,308
Exxon Mobil Corp.	71,990	6,089
Murphy Oil Corp.	27,900	2,292
Petroleo Brasileiro SA Class A	41,000	3,472
Suncor Energy, Inc.	18,300	1,763
Total SA	75,725	5,644
Pharmaceuticals (2.1%)
Allergan, Inc.	65,800	3,711
Merck & Co., Inc.	38,800	1,472
Roche Holding AG	11,912	2,251
Schering-Plough Corp.	91,200	1,314
Real Estate Management & Development (0.6%)
Dlf Limited	164,000	2,641
Semiconductors & Semiconductor Equipment (1.1%)
Intel Corp.	94,600	2,004
Marvell Technology Group, Ltd. ‡	251,500	2,736
Software (6.1%)
Amdocs, Ltd. ‡	53,800	1,526
Autodesk, Inc. ‡	98,500	3,101
Electronic Arts, Inc. ‡	64,700	3,230
McAfee, Inc. ‡	9,700	321
Microsoft Corp.	352,200	9,995
Nintendo Co., Ltd.	14,600	7,539
Specialty Retail (0.3%)
Bed Bath & Beyond, Inc. ‡	49,300	1,454
Thrifts & Mortgage Finance (0.4%)
Housing Development Finance Corp.	31,854	1,893
Trading Companies & Distributors (0.2%)
Fastenal Co. ^	22,200	1,020
Wireless Telecommunication Services (6.9%)
America Movil SAB de CV Series R, Class R	110,300	7,026
American Tower Corp. Class A ‡	129,200	5,066
Bharti Airtel, Ltd. ‡	186,829	3,847
Crown Castle International Corp. ‡	180,500	6,225
Idea Cellular, Ltd. ‡	525,660	1,340
Leap Wireless International, Inc. ‡ ^	22,378	1,043
Metropcs Communications, Inc. ‡	44,700	760
Rogers Communications, Inc. Class B	112,800	4,052
Total Common Stocks (cost $402,369)		418,551

Total Securities Lending Collateral (cost $21,631) ¡		$21,631

Total Investment Securities (cost $424,000) #		$440,182

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $20,906.
¡

Cash collateral for the Repurchase Agreements, valued at $7,571, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $424,468. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $47,762 and $32,048, respectively. Net unrealized appreciation for tax purposes is $15,714.

T. Rowe Price Small Cap
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.7%)
Aerospace & Defense (2.3%)
Alliant Techsystems, Inc. ‡	10,300	$1,066
BE Aerospace, Inc. ‡	11,800	412
Ceradyne, Inc. ‡	14,400	460
DRS Technologies, Inc.	9,010	525
Heico Corp. Class A	5,600	220
Teledyne Technologies, Inc. ‡	18,100	851
Transdigm Group, Inc. ‡	9,300	345
Air Freight & Logistics (1.0%)
Hub Group, Inc. Class A ‡	15,200	500
UTI Worldwide, Inc.	58,000	1,165
Airlines (0.1%)
Skywest, Inc.	11,400	241
Auto Components (0.5%)
Drew Industries, Inc. ‡ ^	13,900	340
Gentex Corp.	27,500	472
Automobiles (0.3%)
Thor Industries, Inc. ^	15,400	458
Beverages (0.7%)
Boston Beer Co., Inc. Class A ‡	14,600	694
Hansen Natural Corp. ‡ ^	11,200	395
Biotechnology (4.7%)
Acadia Pharmaceuticals, Inc. ‡ ^	8,100	73
Acorda Therapeutics, Inc. ‡	6,200	111
Alexion Pharmaceuticals, Inc. ‡ ^	11,400	676
Alkermes, Inc. ‡	28,500	339
Alnylam Pharmaceuticals, Inc. ‡ ^	4,300	105
Array Biopharma, Inc. ‡	6,600	46
BioMarin Pharmaceuticals, Inc. ‡	25,700	909
Cepheid, Inc. ‡	11,900	290
Cubist Pharmaceuticals, Inc. ‡ ^	11,800	217
DeCode Genetics, Inc. ‡ ^	39,400	60
Human Genome Sciences, Inc. ‡ ^	28,300	167
Incyte Corp. ‡ ^	61,200	643
Isis Pharmaceuticals, Inc. ‡ ^	5,800	82
Lexicon Pharmaceuticals, Inc. ‡ ^	24,400	49
LifeCell Corp. ‡	7,500	315
Martek Biosciences Corp. ‡ ^	8,400	257
Medarex, Inc. ‡	27,100	240
Myriad Genetics, Inc. ‡ ^	12,300	496
Onyx Pharmaceuticals, Inc. ‡ ^	13,000	378
OSI Pharmaceuticals, Inc. ‡ ^	13,800	516
PDL Biopharma, Inc. ‡	39,100	414
Regeneron Pharmaceuticals, Inc. ‡	15,900	305
Rigel Pharmaceuticals, Inc. ‡	12,800	239
Seattle Genetics, Inc./Wa ‡	13,200	120
Senomyx, Inc. ‡ ^	28,200	166
Theravance, Inc. ‡ ^	10,500	111
United Therapeutics Corp. ‡ ^	6,000	520
Capital Markets (2.1%)
Affiliated Managers Group, Inc. ‡ ^	16,600	1,506
Cohen & Steers, Inc. ^	5,200	138
GFI Group, Inc.	4,900	281
Greenhill & Co., Inc. ^	15,400	1,071
Knight Capital Group, Inc. Class A ‡ ^	8,200	133
Optionsxpress Holdings, Inc.	15,500	321
Penson Worldwide, Inc. ‡	9,100	84
Chemicals (2.3%)
Airgas, Inc.	19,000	864
Hercules, Inc. ^	25,500	466
Koppers Holdings, Inc.	11,800	523
Nalco Holding Co.	39,800	842
Scotts Miracle-Gro Co. (The) Class A	12,600	408
Terra Industries, Inc. ‡	20,800	739
Commercial Banks (0.4%)
Pinnacle Financial Partners, Inc. ‡	5,900	151
SVB Financial Group ‡ ^	7,900	345
UCBH Holdings, Inc. ^	23,100	179
Commercial Services & Supplies (5.2%)
Administaff, Inc.	11,400	269
Advisory Board Co. (The) ‡	18,200	1,000
ChoicePoint, Inc. ‡	10,500	500
Copart, Inc. ‡ ^	19,000	736
Corporate Executive Board Co.	12,700	514
Heidrick & Struggles International, Inc.	9,600	312
Huron Consulting Group, Inc. ‡	10,200	424
IHS, Inc. Class A ‡	9,400	605
Kenexa Corp. ‡	20,500	379
Knoll, Inc.	8,400	97
Korn/Ferry International ‡	14,100	238
Navigant Consulting, Inc. ‡	9,500	180
Resources Connection, Inc.	42,900	767
Rollins, Inc.	16,600	294
Stericycle, Inc. ‡	30,800	1,586
Waste Connections, Inc. ‡	30,625	941
Communications Equipment (2.8%)
Adtran, Inc.	22,600	418
Avocent Corp. ‡	12,450	210
Blue Coat Systems, Inc. ‡	22,000	485
Commscope, Inc. ‡	20,900	728
Comtech Telecommunications Corp. ‡	19,100	745
Dycom Industries, Inc. ‡	12,100	145
F5 Networks, Inc. ‡	35,000	636
Foundry Networks, Inc. ‡	36,500	423
Netgear, Inc. ‡	10,000	200
Plantronics, Inc.	15,400	297
Polycom, Inc. ‡ ^	20,612	465
Computers & Peripherals (0.4%)
Emulex Corp. ‡	14,100	229
Intermec, Inc. ‡	9,100	202
Palm, Inc. ^	45,600	228
Construction & Engineering (0.7%)
Foster Wheeler, Ltd. ‡	5,600	317
Perini Corp. ‡	6,600	239
Quanta Services, Inc. ‡ ^	29,976	695

	Shares	Value
Construction Materials (0.2%)
Eagle Materials, Inc. ^	8,200	$292
Containers & Packaging (0.8%)
Crown Holdings, Inc. ‡	36,200	911
Greif, Inc. Class A	6,800	462
Diversified Consumer Services (2.6%)
Bright Horizons Family Solutions, Inc. ‡	24,200	1,042
Capella Education Co. ‡ ^	6,400	349
DeVry, Inc.	26,700	1,117
ITT Educational Services, Inc. ‡ ^	14,700	675
Matthews International Corp. Class A	11,500	555
Sotheby’s ^	14,000	405
Steiner Leisure, Ltd. ‡	8,000	264
Diversified Telecommunication Services (0.5%)
Cbeyond, Inc. ‡ ^	13,000	244
Cogent Communications Group, Inc. ‡ ^	12,300	225
Time Warner Telecom, Inc. Class A ‡	28,000	434
Electrical Equipment (1.9%)
Ametek, Inc.	23,000	1,010
General Cable Corp. ‡	15,100	892
II-VI, Inc. ‡	22,500	854
Thomas & Betts Corp. ‡	13,300	484
Electronic Equipment & Instruments (4.0%)
Cyberoptics Corp. ‡	38,300	418
Dolby Laboratories, Inc. Class A ‡	21,600	783
FLIR Systems, Inc. ‡ ^	63,000	1,896
Itron, Inc. ‡ ^	6,700	604
Mettler Toledo International, Inc. ‡	14,800	1,437
Orbotech, Ltd. ‡	18,900	347
Rofin-Sinar Technologies, Inc. ‡	13,600	611
Trimble Navigation, Ltd. ‡	11,500	329
TTM Technologies, Inc. ‡	31,000	351
Energy Equipment & Services (7.0%)
Atwood Oceanics, Inc. ‡	8,600	789
Core Laboratories NV ‡ ^	11,200	1,336
Dawson Geophysical Co. ‡	5,500	371
Dresser-Rand Group, Inc. ‡	22,900	704
Global Industries, Ltd. ‡	48,000	772
Helix Energy Solutions Group, Inc. ‡ ^	19,300	608
Helmerich & Payne, Inc.	21,300	998
Ion Geophysical Corp. ‡	20,700	286
Natco Group, Inc. Class A ‡	11,500	538
Oceaneering International, Inc. ‡	12,400	781
Oil States International, Inc. ‡ ^	36,600	1,640
SEACOR Holdings, Inc. ‡	3,500	299
Superior Energy Services, Inc. ‡	23,100	915
TETRA Technologies, Inc. ‡	29,500	467
Unit Corp. ‡	4,700	266
W-H Energy Services, Inc. ‡	14,400	992
Food & Staples Retailing (0.1%)
Pantry, Inc. (The) ‡	8,400	177
Food Products (0.4%)
Flowers Foods, Inc.	14,200	352
Ralcorp Holdings, Inc. ‡	5,200	302
Health Care Equipment & Supplies (4.2%)
American Medical Systems Holdings, Inc. ‡ ^	15,500	220
Arthrocare Corp. ‡ ^	13,400	447
Edwards Lifesciences Corp. ‡	17,300	771
GEN-Probe, Inc. ‡	21,200	1,022
Hologic, Inc. ‡ ^	10,664	593
Idexx Laboratories, Inc. ‡	16,700	823
Immucor, Inc. ‡	31,200	666
Integra LifeSciences Holdings Corp. ‡ ^	5,200	226
Meridian Bioscience, Inc.	36,450	1,218
ResMed, Inc. ‡	17,400	734
Stereotaxis, Inc. ‡ ^	13,100	77
Steris Corp.	12,300	330
Health Care Providers & Services (4.3%)
Air Methods Corp. ‡	8,000	387
Amedisys, Inc. ‡ ^	10,866	427
Centene Corp. ‡	26,700	372
Chemed Corp.	13,100	553
Gentiva Health Services, Inc. ‡	22,100	481
HealthExtras, Inc. ‡	20,000	497
Healthspring, Inc. ‡	18,200	256
Healthways, Inc. ‡ ^	11,900	421
Inventiv Health, Inc. ‡	13,200	380
LifePoint Hospitals, Inc. ‡	13,400	368
Pediatrix Medical Group, Inc. ‡	14,700	991
Pss World Medical, Inc. ‡	19,100	318
Psychiatric Solutions, Inc. ‡	17,700	600
Sun Healthcare Group, Inc. ‡	28,200	371
Sunrise Senior Living, Inc. ‡ ^	10,300	229
VCA Antech, Inc. ‡	20,500	561
Health Care Technology (0.4%)
Cerner Corp. ‡	11,800	440
Phase Forward, Inc. ‡	9,700	166
Hotels, Restaurants & Leisure (3.2%)
Burger King Holdings, Inc.	31,200	863
Chipotle Mexican Grill, Inc. Class B ‡ ^	8,600	835
Choice Hotels International, Inc. ^	9,800	334
Monarch Casino & Resort, Inc. ‡	11,400	202
Orient-Express Hotels, Ltd. Class A	9,600	414
Red Robin Gourmet Burgers, Inc. ‡ ^	17,800	669
Sonic Corp. ‡	35,943	792
WMS Industries, Inc. ‡ ^	35,750	1,286
Household Durables (0.4%)
iRobot Corp. ‡ ^	7,300	125
Jarden Corp. ‡	17,500	381
Tempur-Pedic International ^	21,400	235
Household Products (0.6%)
Church & Dwight Co., Inc. ^	18,400	998
Insurance (1.5%)
HCC Insurance Holdings, Inc.	25,700	583
Max Capital Group, Ltd.	16,200	424
Philadelphia Consolidated Holding Corp. ‡	20,200	650
Stancorp Financial Group, Inc.	18,100	864

	Shares	Value
Internet & Catalog Retail (1.3%)
Blue Nile, Inc. ‡ ^	9,300	$504
priceline.com, Inc. ‡ ^	14,200	1,716
Internet Software & Services (2.1%)
CNET Networks, Inc. ‡ ^	73,000	518
Dealertrack Holdings, Inc. ‡ ^	15,700	318
Digital River, Inc. ‡	16,400	508
j2 Global Communications, Inc. ‡	20,800	464
Omniture, Inc. ‡ ^	11,983	278
SINA Corp. ‡	14,000	494
Valueclick, Inc. ‡	30,600	528
Websense, Inc. ‡	18,900	354
IT Services (3.4%)
CACI International, Inc. Class A ‡	13,500	615
Cybersource Corp. ‡	45,400	663
Global Payments, Inc.	22,520	931
Heartland Payment Systems, Inc. ^	23,300	536
NCI, Inc. Class A ‡	50,100	943
NeuStar, Inc. Class A ‡	15,900	421
Perot Systems Corp. Class A ‡	42,600	641
RightNow Technologies, Inc. ‡ ^	43,100	513
SRA International, Inc. Class A ‡	17,800	433
Leisure Equipment & Products (0.4%)
Polaris Industries, Inc. ^	14,500	595
Life Sciences Tools & Services (3.2%)
Affymetrix, Inc. ‡ ^	19,100	333
Dionex Corp. ‡	4,550	350
Exelixis, Inc. ‡	30,700	213
Illumina, Inc. ‡	14,700	1,116
Invitrogen Corp. ‡	10,900	932
Parexel International Corp. ‡	30,000	783
Pharmanet Development Group, Inc. ‡	8,000	202
Techne Corp. ‡	12,800	862
Varian, Inc. ‡	9,100	527
Machinery (4.8%)
Actuant Corp. Class A	61,300	1,852
Bucyrus International, Inc. Class A	9,200	935
Chart Industries, Inc. ‡	8,900	301
Gardner Denver, Inc. ‡	11,200	416
Graco, Inc.	13,900	504
Kaydon Corp. ^	12,800	562
Kennametal, Inc.	10,900	321
Manitowoc Co., Inc. (The)	21,000	857
Middleby Corp. ‡ ^	7,600	474
Rbc Bearings, Inc. ‡	13,800	512
Toro Co.	17,900	741
Wabtec Corp.	14,500	546
Marine (0.1%)
Horizon Lines, Inc. Class A ^	11,800	220
Media (0.8%)
Interactive Data Corp.	14,500	413
John Wiley & Sons, Inc. Class A	12,600	500
Marvel Entertainment, Inc. ‡	17,100	458
Metals & Mining (1.5%)
Carpenter Technology Corp.	11,700	655
Cleveland-Cliffs, Inc.	12,500	1,498
Hecla Mining Co. ‡ ^	36,500	407
Multiline Retail (0.5%)
Big Lots, Inc. ‡ ^	25,000	558
Saks, Inc. ‡ ^	24,400	304
Oil, Gas & Consumable Fuels (5.3%)
Bill Barrett Corp. ‡ ^	13,300	628
Cabot Oil & Gas Corp.	36,000	1,830
Comstock Resources, Inc. ‡	13,100	528
Denbury Resources, Inc. ‡	21,300	608
Foundation Coal Holdings, Inc.	18,600	936
Frontier Oil Corp.	19,900	543
Mariner Energy, Inc. ‡	28,018	757
Massey Energy Co.	20,700	756
Penn Virginia Corp.	20,400	899
Petrohawk Energy Corp. ‡	39,700	801
St. Mary Land & Exploration Co.	17,800	685
Personal Products (1.6%)
Alberto-Culver Co. Class B	29,400	806
Chattem, Inc. ‡ ^	9,200	610
Herbalife, Ltd. ^	17,300	822
Nbty, Inc. ‡	15,600	467
Pharmaceuticals (0.9%)
Medicines Co. (The) ‡	11,200	226
Medicis Pharmaceutical Corp. Class A	12,600	248
Sciele Pharma, Inc. ‡ ^	10,300	201
Valeant Pharmaceuticals International ‡ ^	27,100	348
Viropharma, Inc. ‡ ^	13,900	124
Xenoport, Inc. ‡	10,700	433
Real Estate Investment Trusts (0.0%)
PS Business Parks, Inc.	1,500	78
Real Estate Management & Development (0.3%)
Jones Lang Lasalle, Inc.	5,800	449
Road & Rail (0.5%)
Landstar System, Inc.	16,800	876
Semiconductors & Semiconductor Equipment (4.7%)
Advanced Energy Industries, Inc. ‡	38,700	513
Cabot Microelectronics Corp. ‡ ^	8,000	257
COHU, Inc.	23,900	388
Cymer, Inc. ‡	20,200	526
Diodes, Inc. ‡ ^	18,300	402
Entegris, Inc. ‡	52,400	377
FormFactor, Inc. ‡	13,900	265
Integrated Device Technology, Inc. ‡	55,320	494
Intersil Corp. Class A	20,760	533
Mattson Technology, Inc. ‡	28,700	175
Micrel, Inc.	42,400	393
ON Semiconductor Corp. ‡	141,700	805
Pericom Semiconductor Corp. ‡	18,100	266

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
PMC - Sierra, Inc. ‡	54,200	$309
Semtech Corp. ‡	37,200	533
Standard Microsystems Corp. ‡	7,100	207
Varian Semiconductor Equipment Associates, Inc. ‡	33,025	930
Verigy, Ltd. ‡	16,800	317
Virage Logic Corp. ‡	39,801	229
Software (6.3%)
Actuate Corp. ‡	67,700	278
Ansoft Corp. ‡	19,500	595
ANSYS, Inc. ‡	24,000	828
Blackboard, Inc. ‡	17,600	587
Epicor Software Corp. ‡	31,000	347
FactSet Research Systems, Inc. ^	17,050	919
Fair Isaac Corp. ^	16,234	349
Informatica Corp. ‡	75,700	1,291
Jack Henry & Associates, Inc.	17,800	439
Lawson Software, Inc. ‡	33,800	255
Macrovision Corp. ‡ ^	25,300	342
Micros Systems, Inc. ‡	23,300	784
MicroStrategy, Inc. Class A ‡	3,600	266
Parametric Technology Corp. ‡	17,500	280
Progress Software Corp. ‡	10,700	320
Quest Software, Inc. ‡ ^	27,300	357
SPSS, Inc. ‡	13,600	527
Synopsys, Inc. ‡	17,800	404
Taleo Corp. Class A ‡	30,400	590
THQ, Inc. ‡	14,600	318
TIBCO Software, Inc. ‡	41,100	293
Wind River Systems, Inc. ‡	28,500	221
Specialty Retail (2.7%)
AC Moore Arts & Crafts, Inc. ‡	36,900	252
Aeropostale, Inc. ‡	22,050	598
GameStop Corp. Class A ‡ ^	9,800	507
Guess?, Inc.	10,900	441
Gymboree Corp. ‡	26,900	1,073
Hibbett Sports, Inc. ‡ ^	18,900	292
J Crew Group, Inc. ‡ ^	16,600	733
JOS A Bank Clothiers, Inc. ‡ ^	6,800	139
Tractor Supply Co. ‡	12,300	486
Zumiez, Inc. ‡ ^	6,700	105
Textiles, Apparel & Luxury Goods (1.9%)
Deckers Outdoor Corp. ‡	4,500	485
Fossil, Inc. ‡	21,412	654
Hanesbrands, Inc. ‡	25,300	739
Iconix Brand Group, Inc. ‡ ^	30,300	525
Warnaco Group, Inc. (The) ‡ ^	19,800	781
Trading Companies & Distributors (0.4%)
Beacon Roofing Supply, Inc. ‡ ^	18,500	185
MSC Industrial Direct Co. Class A	12,900	545
Wireless Telecommunication Services (1.4%)
Leap Wireless International, Inc. ‡ ^	14,500	676
SBA Communications Corp. Class A ‡	47,600	1,420
Syniverse Holdings, Inc. ‡	15,700	$261
Total Common Stocks (cost $168,177)		168,117

Total Securities Lending Collateral (cost $39,484) ¡		39,484

Total Investment Securities (cost $207,661) #		$207,601

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $37,981.
¡

Cash collateral for the Repurchase Agreements, valued at $13,819, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $208,686. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $23,059 and $24,144, respectively. Net unrealized depreciation for tax purposes is $1,085.

Templeton Transamerica Global
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (97.8%)
Australia (0.8%)
Alumina, Ltd.	229,130	$1,192
National Australia Bank, Ltd.	103,940	2,861
Austria (0.5%)
Telekom Austria AG	122,840	2,548
Brazil (0.9%)
Cia Vale do Rio Doce	47,630	1,650
Empresa Brasileira de Aeronautica SA ‡	75,590	2,987
Canada (2.6%)
Jean Coutu Group PJC, Inc. (The) Class A	206,500	2,083
Research In Motion, Ltd. ‡	106,000	11,896
Cayman Islands (0.6%)
ACE, Ltd.	61,040	3,361
Denmark (0.6%)
Vestas Wind Systems ‡	28,700	3,147
Finland (0.8%)
Stora ENSO OYJ Class R ^	193,910	2,246
UPM-Kymmene OYJ ^	121,460	2,165
France (6.1%)
Accor SA	21,680	1,589
AXA SA	116,760	4,253
France Telecom SA	178,680	6,031
Michelin (C.G.D.E.) Class B	28,674	3,004
Sanofi-Aventis SA	57,895	4,359
Suez SA	48,100	3,098
Thomson	62,840	438
Thomson ‡	143,540	1,001
Total SA	82,678	6,163
Vivendi	79,020	3,099
Germany (7.0%)
Bayerische Motoren Werke AG	65,120	3,611
Celesio AG	60,270	2,995
Daimler AG ^	105,000	8,983
Deutsche Post AG	131,070	4,019
E.ON AG	77,460	4,787
Infineon Technologies AG ‡	356,420	2,513
Merck KGAA	17,250	2,134
Muenchener Rueckversicherungs AG	12,400	2,434
SAP AG	29,980	1,495
Siemens AG	45,920	4,995
Hong Kong (0.7%)
Cheung Kong Holdings, Ltd.	151,000	2,144
Hutchison Whampoa International, Ltd.	186,000	1,760
Israel (0.5%)
Check Point Software Technologies ‡	123,835	2,774
Italy (2.1%)
ENI SpA ^	65,505	4,462
Mediaset SpA	395,514	3,685
Unicredit SpA	491,147	3,319
Japan (4.9%)
Aiful Corp. ^	97,150	1,563
Fujifilm Holdings Corp.	54,300	1,926
Hitachi, Ltd.	205,000	1,217
Konica Minolta Holdings, Inc.	173,500	2,360
Mabuchi Motor Co., Ltd.	37,100	1,793
Mitsubishi UFJ Financial Group, Inc.	126,400	1,100
NGK Spark Plug Co., Ltd. ^	98,000	1,276
Nintendo Co., Ltd.	7,500	3,873
Olympus Corp.	63,300	1,920
Promise Co., Ltd. ^	79,000	2,274
Sony Corp. ^	32,890	1,318
Takeda Pharmaceutical Co., Ltd.	32,900	1,649
Toyota Motor Corp.	27,900	1,393
Uss Co., Ltd.	35,670	2,473
Korea, Republic of (2.0%)
Kookmin Bank	25,790	1,445
Korea Electric Power Corp. ^	73,030	1,098
KT Corp.	125,545	2,982
Samsung Electronics Co., Ltd. -144A	16,150	5,043
Netherlands (2.0%)
ING Groep NV ^	17,960	671
ING Groep NV	105,910	3,981
Koninklijke Philips Electronics NV	106,200	4,077
Reed Elsevier NV	112,850	2,160
Netherlands Antilles (0.8%)
Schlumberger, Ltd.	50,500	4,394
Norway (1.0%)
Telenor ASA ‡	281,100	5,393
Portugal (0.4%)
Portugal Telecom SGPS SA	179,050	2,088
Singapore (2.0%)
DBS Group Holdings, Ltd.	5,190	276
DBS Group Holdings, Ltd.	300,000	3,918
Flextronics International, Ltd. ‡	153,530	1,442
Singapore Telecommunications, Ltd.	1,774,000	5,033
South Africa (0.7%)
Sasol, Ltd.	82,500	3,992
Spain (1.8%)
Banco Santander Central Hispano SA	170,409	3,408
Telefonica SA	222,547	6,418
Sweden (1.4%)
Nordea Bank AB	203,350	3,300
Securitas AB Class B	109,010	1,443
Svenska Cellulosa AB Class B ‡	144,510	2,638
Switzerland (3.3%)
Adecco SA	39,740	2,304
Lonza Group AG	23,140	3,081
Nestle SA	38,840	4,836
Novartis AG	69,520	3,562
Swiss Reinsurance	26,690	2,341
UBS AG	57,600	1,681
UBS AG ^	6,220	179
Taiwan (1.0%)
Chunghwa Telecom Co., Ltd.	115,204	2,998
Lite-On Technology Corp. ‡	57,520	669
Taiwan Semiconductor Manufacturing Co., Ltd.	149,580	1,536

	Shares	Value
Turkey (0.6%)
Turkcell Iletisim Hizmet AS	146,280	$3,056
United Kingdom (11.1%)
Aviva PLC	277,440	3,405
BAE Systems PLC	529,500	5,107
BP PLC	88,370	5,360
British Sky Broadcasting Group PLC	247,600	2,738
Cadbury Schweppes PLC	190,000	2,090
Compass Group PLC	615,850	3,944
GlaxoSmithKline PLC	188,207	3,987
Group 4 Securicor PLC	907,990	4,110
HSBC Holdings PLC	8,440	694
HSBC Holdings PLC	143,692	2,370
Kingfisher PLC	196,100	1,016
Kingfisher PLC	328,470	862
Pearson PLC	194,220	2,631
Rentokil Initial PLC	856,290	1,655
Rolls-Royce Group PLC ‡	368,530	2,952
Royal Bank of Scotland Group PLC	414,710	2,780
Royal Dutch Shell PLC Class B	149,842	5,051
Unilever PLC	107,594	3,633
Vodafone Group PLC	1,824,401	5,472
United States (41.6%)
Allergan, Inc.	140,000	7,895
American Express Co.	115,000	5,028
American International Group, Inc.	140,000	6,055
Ameriprise Financial, Inc.	125,000	6,481
Apple, Inc. ‡	98,000	14,063
AT&T, Inc.	165,000	6,319
Becton Dickinson & Co.	30,000	2,575
Boeing Co. (The)	74,400	5,533
Caterpillar, Inc.	108,000	8,455
CME Group, Inc. Class A	19,000	8,913
Ecolab, Inc.	83,000	3,605
Electronic Arts, Inc. ‡	170,000	8,486
Expeditors International of Washington, Inc.	190,000	8,584
General Electric Co.	250,000	9,253
Gilead Sciences, Inc. ‡	190,000	9,791
Google, Inc. Class A ‡	21,000	9,250
Interpublic Group of Cos., Inc. ‡ ^	1	·
Jacobs Engineering Group, Inc. ‡	155,000	11,406
Johnson Controls, Inc.	253,200	8,558
McGraw-Hill Cos., Inc. (The)	95,000	3,510
MGM Mirage, Inc. ‡ ^	72,138	4,240
Microsoft Corp.	140,000	3,973
Nordstrom, Inc.	165,000	5,379
PACCAR, Inc.	165,000	7,425
Praxair, Inc.	150,000	12,635
Qualcomm, Inc.	155,000	6,355
Raytheon Co.	120,000	7,753
Sigma-Aldrich Corp.	94,000	5,607
State Street Corp.	95,000	7,505
T. Rowe Price Group, Inc.	82,000	4,100
Tyco Electronics, Ltd.	250,000	8,580
Union Pacific Corp.	10,000	1,254
Varian Medical Systems, Inc. ‡	126,000	5,902
Total Common Stocks (cost $456,444)		527,184

Total Securities Lending Collateral (cost $29,245) ‚		29,245

Total Investment Securities (cost $485,689) #		$556,429

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Diversified Telecommunication Services	7.1%	$39,810
Commercial Banks	4.6%	25,472
Oil, Gas & Consumable Fuels	4.5%	25,027
Aerospace & Defense	4.4%	24,331
Pharmaceuticals	4.2%	23,586
Insurance	3.9%	21,849
Chemicals	3.9%	21,846
Software	3.7%	20,602
Industrial Conglomerates	3.6%	20,085
Capital Markets	3.6%	19,946
Communications Equipment	3.3%	18,251
Media	3.2%	17,824
Machinery	2.8%	15,880
Electronic Equipment & Instruments	2.7%	14,958
Computers & Peripherals	2.6%	14,732
Automobiles	2.5%	13,986
Diversified Financial Services	2.4%	13,565
Auto Components	2.3%	12,838
Air Freight & Logistics	2.3%	12,603
Construction & Engineering	2.0%	11,407
Food Products	1.9%	10,559
Health Care Equipment & Supplies	1.9%	10,398
Biotechnology	1.8%	9,791
Hotels, Restaurants & Leisure	1.8%	9,773
Commercial Services & Supplies	1.7%	9,513
Internet Software & Services	1.7%	9,250
Semiconductors & Semiconductor Equipment	1.6%	9,092
Consumer Finance	1.6%	8,864
Wireless Telecommunication Services	1.5%	8,528
Paper & Forest Products	1.3%	7,049
Electric Utilities	1.1%	5,885
Multiline Retail	1.0%	5,379
Energy Equipment & Services	0.8%	4,394
Specialty Retail	0.8%	4,350
Electrical Equipment	0.6%	3,147
Multi-Utilities	0.6%	3,098
Life Sciences Tools & Services	0.5%	3,081
Health Care Providers & Services	0.5%	2,995
Metals & Mining	0.5%	2,842
Household Durables	0.5%	2,757
Office Electronics	0.4%	2,360
Real Estate Management & Development	0.4%	2,144
Food & Staples Retailing	0.4%	2,083
Road & Rail	0.2%	1,254
Investment Securities, at value	94.7%	527,184
Short-Term Investments	5.3%	29,245
Total Investments	100.0%	$556,429

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $28,266.
‚

Cash collateral for the Repurchase Agreements, valued at $10,235, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
·	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $489,420. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $98,893 and $31,884, respectively. Net unrealized appreciation for tax purposes is $67,009.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933.  These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2008, these securities aggregated $5,043 or 0.94% of the Fund’s net assets.

Third Avenue Value
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (91.6%)
Bermuda (3.0%)
Arch Capital Group, Ltd. ‡	20,073	$1,378
Brookfield Infrastructure Partners, LP ^	17,407	295
Montpelier RE Holdings, Ltd. ^	203,339	3,264
Nabors Industries, Ltd. ‡	156,135	5,273
Canada (13.7%)
Brookfield Asset Management, Inc. Class A ^	425,176	11,408
Canfor Corp. ‡	792,177	6,207
Canfor Pulp Income Fund	60,954	555
E-L Financial Corp., Ltd.	3,796	1,946
EnCana Corp.	214,000	16,211
Power Corp. of Canada	281,936	9,342
Hong Kong (12.5%)
Cheung Kong Holdings, Ltd.	769,847	10,930
Chong Hing Bank, Ltd.	1,103,360	2,623
Hang Lung Group, Ltd.	367,308	1,734
Hang Lung Properties, Ltd.	1,351,251	4,783
Henderson Land Development Co., Ltd.	1,077,462	7,656
Hutchison Whampoa International, Ltd.	1,103,912	10,447
Wharf Holdings, Ltd.	802,478	3,779
Japan (13.4%)
AIOI Insurance Co., Ltd.	336,773	1,864
Daiichi Sankyo Co., Ltd.	166,514	4,927
Millea Holdings, Inc.	277,650	10,265
Mitsui Fudosan Co., Ltd.	382,538	7,606
Mitsui Sumitomo Insurance Co., Ltd.	334,827	3,387
Sapporo Breweries ^	738,000	6,043
Toyota Industries Corp.	305,193	10,854
Korea, Republic of (4.0%)
POSCO ^	111,839	13,306
Norway (0.5%)
BW Gas ASA	181,506	1,586
Sweden (1.9%)
Investor AB Class A ‡	283,254	6,210
United States (42.6%)
Alamo Group, Inc.	171,129	3,640
Alexander & Baldwin, Inc.	53,233	2,293
Alliance Data Systems Corp. ‡	72,750	3,456
AMBAC Financial Group, Inc.	165,151	950
Applied Materials, Inc.	130,039	2,537
AVX Corp.	541,695	6,939
Bank of New York Mellon Corp.	436,559	18,218
BEL Fuse, Inc. Class A	40,673	1,277
BEL Fuse, Inc. Class B	1,456	41
Borland Software Corp. ‡ ^	407,923	824
Brookline Bancorp, Inc.	239,321	2,747
Capital Southwest Corp. ^	13,685	1,693
Cimarex Energy Co.	262,804	14,386
CIT Group, Inc.	91,083	1,079
Cross Country Healthcare, Inc. ‡	135,994	1,682
Electro Scientific Industries, Inc. ‡	124,816	2,057
Forest City Enterprises, Inc. Class A	191,423	7,044
Handleman Co. ‡	536,471	129
IDT Corp. Class B ‡ ^	91,621	355
Intel Corp.	239,039	5,063
Leapfrog Enterprises, Inc. Class A ‡ ^	207,466	1,463
Legg Mason, Inc.	121,479	6,800
Lexmark International, Inc. Class A ‡	39,292	1,207
Liberty Media Corp. - Capital Series A, Class A ‡	19,904	313
Liberty Media Corp. - Entertainment Series A ‡	79,616	1,803
Liberty Media Corp. - Interactive Class A ‡	99,519	1,606
MBIA, Inc.	674,158	8,238
MDC Holdings, Inc.	75,732	3,316
MGIC Investment Corp.	79,353	836
NewAlliance Bancshares, Inc. ^	95,115	1,166
Phoenix Cos., Inc. (The)	131,491	1,606
ProLogis ^	13,289	782
Radian Group, Inc.	210,162	1,381
St Joe Co. (The) ^	225,780	9,693
St. Mary Land & Exploration Co.	78,502	3,022
Superior Industries International, Inc. ^	277,482	5,758
Sycamore Networks, Inc. ‡	983,179	3,598
Tejon Ranch Co. ‡ ^	60,731	2,266
Tellabs, Inc. ‡	466,171	2,541
USG Corp. ‡ ^	126,234	4,648
Westwood Holdings Group, Inc.	102,707	3,872
Total Common Stocks (cost $260,715)		306,204

	Principal
REPURCHASE AGREEMENTS (8.0%)
United States (8.0%)
State Street Bank & Trust £
1.05%, dated 03/31/2008 to be repurchased at $26,664 on 04/01/2008 ±	$26,663	26,663
Total Repurchase Agreements (cost $26,663)		26,663

Total Securities Lending Collateral (cost $53,579) 		53,579

Total Investment Securities (cost $340,957) #		$386,446

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Real Estate Management & Development	17.3%	$66,900
Insurance	10.9%	42,241
Oil, Gas & Consumable Fuels	9.1%	35,205
Commercial Banks	5.4%	20,840
Auto Components	4.3%	16,612
Metals & Mining	3.4%	13,307
Capital Markets	3.2%	12,366
Industrial Conglomerates	2.7%	10,446
Electronic Equipment & Instruments	2.3%	8,996
Diversified Financial Services	2.0%	7,602
Semiconductors & Semiconductor Equipment	2.0%	7,600
Communications Equipment	1.9%	7,456
Paper & Forest Products	1.7%	6,762
Thrifts & Mortgage Finance	1.6%	6,130
Beverages	1.6%	6,043
Energy Equipment & Services	1.4%	5,273
Pharmaceuticals	1.3%	4,927
Building Products	1.2%	4,648
Machinery	0.9%	3,640
IT Services	0.9%	3,456
Household Durables	0.9%	3,316
Marine	0.6%	2,293
Media	0.5%	1,802
Health Care Providers & Services	0.4%	1,682
Internet & Catalog Retail	0.4%	1,606
Leisure Equipment & Products	0.4%	1,463
Computers & Peripherals	0.3%	1,207
Software	0.2%	824
Real Estate Investment Trusts	0.2%	782
Diversified Telecommunication Services	0.1%	355
Electric Utilities	0.1%	295
Trading Companies & Distributors	0.0%	129
Investment Securities, at value	79.2%	306,204
Short-Term Investments	20.8%	80,242
Total Investments	100.0%	$386,446

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $51,512.
£	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
±

At March 31, 2008, repurchase agreements excluding collateral for securities on loan are collateralized by U.S. Government Agency Obligations with interest rates and maturity dates ranging from 2.99% - 3.17% and 01/25/2036 – 02/15/2036, respectively, and with a market value plus accrued interest of $27,198.



Cash collateral for the Repurchase Agreements, valued at $18,752, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $350,719. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $72,183 and $36,456, respectively. Net unrealized appreciation for tax purposes is $35,727.

Transamerica Balanced
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (6.2%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$196	$198
4.50%, due 02/15/2036	629	650
4.75%, due 02/15/2037 ^	120	129
5.00%, due 05/15/2037	154	172
8.00%, due 11/15/2021	335	473
U.S. Treasury Note
2.00%, due 02/28/2010 ^	1,334	1,343
3.50%, due 02/15/2018 ^	227	228
4.00%, due 02/15/2015	925	995
4.25%, due 09/30/2012 – 11/15/2017 ^	601	643
Total U.S. Government Obligations (cost $4,564)		4,831

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.6%)
Fannie Mae
5.00%, due 04/25/2034	500	495
Freddie Mac
4.25%, due 10/15/2026	550	551
5.00%, due 10/15/2030	720	726
5.35%, due 11/14/2011	1,000	1,017
Total U.S. Government Agency Obligations (cost $2,736)		2,789

MORTGAGE-BACKED SECURITIES (2.9%)
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	420	405
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD4, Class A4
5.32%, due 12/11/2049	215	208
Crown Castle Towers LLC
Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036	383	371
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	435	424
SBA CMBS Trust
Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	380	371
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	420	416
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class H-144A
5.74%, due 06/15/2049	120	62
Total Mortgage-Backed Securities (cost $2,366)		2,257

ASSET-BACKED SECURITIES (0.4%)
USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, due 02/15/2012	310	315
Total Asset-Backed Securities (cost $310)		315

CORPORATE DEBT SECURITIES (18.1%)
Aerospace & Defense (0.5%)
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	202	202
Honeywell International, Inc.
5.63%, due 08/01/2012	195	208
Air Freight & Logistics (0.5%)
FedEx Corp.
9.65%, due 06/15/2012	290	347
Airlines (0.5%)
American Airlines, Inc. Series 99-1
7.02%, due 10/15/2009	130	129
Delta Air Lines, Inc.
7.57%, due 11/18/2010	120	120
United Airlines, Inc.
6.64%, due 07/02/2022	161	148
Beverages (0.5%)
Diageo Capital PLC
5.75%, due 10/23/2017	235	241
FBG Finance, Ltd. -144A
5.88%, due 06/15/2035	150	137
Capital Markets (0.6%)
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	240	236
Morgan Stanley
6.63%, due 04/01/2018	125	125
Nuveen Investments, Inc.
5.00%, due 09/15/2010	150	130
Chemicals (0.9%)
Lubrizol Corp.
4.63%, due 10/01/2009	720	723
Commercial Banks (0.9%)
General Electric Capital Corp.
5.50%, due 04/28/2011	250	262
HBOS PLC -144A
6.66%, due 05/21/2037 Ž ¡	150	107
ICICI Bank, Ltd. -144A
6.63%, due 10/03/2012	143	143

	Principal	Value
Commercial Banks (continued)
Sumitomo Mitsui Banking Corp. -144A
5.63%, due 10/15/2015 Ž ¡	$125	$106
ZFS Finance USA Trust II -144A
6.45%, due 06/15/2016 ¡	125	114
Computers & Peripherals (0.3%)
Hewlett-Packard Co.
4.50%, due 03/01/2013	240	243
Construction Materials (0.2%)
Lafarge SA
7.13%, due 07/15/2036	136	123
Consumer Finance (0.6%)
Discover Financial Services -144A
3.43%, due 06/11/2010 *	215	182
John Deere Capital Corp.
4.40%, due 07/15/2009	300	304
Diversified Financial Services (1.5%)
Bank of America Corp.
5.75%, due 12/01/2017	220	228
Citigroup, Inc.
3.63%, due 02/09/2009	110	110
Glencore Funding LLC -144A
6.00%, due 04/15/2014	147	144
ILFC E-Capital Trust II -144A
6.25%, due 12/21/2065 ¡	120	107
Mizuho Preferred Capital Co. LLC -144A
8.79%, due 12/29/2049 Ž	402	404
Pemex Finance, Ltd.
9.03%, due 02/15/2011	180	190
Electric Utilities (1.0%)
Pacific Gas & Electric Co.
5.63%, due 11/30/2017	275	283
Sempra Energy
7.95%, due 03/01/2010	300	322
Southern California Edison Co.
5.95%, due 02/01/2038	133	133
Energy Equipment & Services (0.2%)
Transocean, Inc.
6.80%, due 03/15/2038	160	163
Food & Staples Retailing (0.8%)
Costco Wholesale Corp.
5.50%, due 03/15/2017	252	261
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	100	100
Wal-Mart Stores, Inc.
6.50%, due 08/15/2037	240	252
Food Products (0.9%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	175	154
Cargill, Inc. -144A
5.00%, due 11/15/2013	290	289
General Mills, Inc.
5.20%, due 03/17/2015	125	125
Michael Foods, Inc.
8.00%, due 11/15/2013	100	98
Gas Utilities (0.4%)
Southern Union Co.
6.15%, due 08/16/2008	334	336
Hotels, Restaurants & Leisure (0.8%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	100	88
McDonald’s Corp.
5.80%, due 10/15/2017	220	231
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	176	181
Wyndham Worldwide Corp.
6.00%, due 12/01/2016	85	78
Household Products (0.2%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	125	137
Independent Power Producers & Energy Traders (0.3%)
Empresa Nacional de Electricidad SA/Chile Class B
8.50%, due 04/01/2009	250	261
Insurance (0.6%)
Genworth Financial, Inc.
5.23%, due 05/16/2009	250	252
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž ¡	250	218
Machinery (0.3%)
Tyco Electronics Group SA -144A
6.55%, due 10/01/2017	199	209
Media (1.1%)
Amfm, Inc.
8.00%, due 11/01/2008	225	232
Comcast Corp.
7.05%, due 03/15/2033	110	112
McGraw-Hill Cos., Inc. (The)
5.38%, due 11/15/2012	220	224
News America Holdings, Inc.
7.75%, due 12/01/2045	100	106
Time Warner Entertainment Co., LP
8.38%, due 07/15/2033	150	169
Multiline Retail (0.4%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	150	150
Target Corp.
7.00%, due 01/15/2038	124	127
Office Electronics (0.1%)
Xerox Corp.
6.40%, due 03/15/2016	100	103
Oil, Gas & Consumable Fuels (1.7%)
Husky Energy, Inc.
6.80%, due 09/15/2037	180	183

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Husky Oil, Ltd.
8.90%, due 08/15/2028 ¡	$105	$106
Petrobras International Finance Co.
5.88%, due 03/01/2018	210	202
PetroHawk Energy Corp.
9.13%, due 07/15/2013	100	103
Teppco Partners, LP
7.00%, due 06/01/2067 ¡	115	98
Valero Energy Corp.
3.50%, due 04/01/2009	385	383
Valero Logistics Operations, LP
6.88%, due 07/15/2012	200	207
Real Estate Investment Trusts (1.4%)
BRE Properties, Inc.
5.75%, due 09/01/2009	380	381
Hospitality Properties Trust
6.75%, due 02/15/2013	261	257
PPF Funding, Inc. -144A
5.35%, due 04/15/2012	355	347
Weingarten Realty Investors
5.26%, due 05/15/2012	130	132
Real Estate Management & Development (0.3%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	213	211
Road & Rail (0.4%)
Erac USA Finance Co. -144A
6.38%, due 10/15/2017	170	152
Union Pacific Corp.
5.70%, due 08/15/2018	175	174
Specialty Retail (0.1%)
Lowe’s Companies, Inc.
6.65%, due 09/15/2037	100	100
Wireless Telecommunication Services (0.1%)
Nextel Communications, Inc.
7.38%, due 08/01/2015	95	73
Total Corporate Debt Securities (cost $14,188)		14,016

	Shares
COMMON STOCKS (67.3%)
Aerospace & Defense (1.4%)
Boeing Co. (The)	15,000	1,116
Air Freight & Logistics (2.6%)
Expeditors International of Washington, Inc.	45,000	2,033
Auto Components (4.1%)
BorgWarner, Inc.	34,000	1,463
Johnson Controls, Inc.	50,000	1,690
Automobiles (1.7%)
Daimler AG ^	15,000	1,283
Biotechnology (2.3%)
Gilead Sciences, Inc. ‡	34,000	1,752
Capital Markets (3.7%)
Ameriprise Financial, Inc.	30,000	1,556
Charles Schwab Corp. (The)	22,000	414
T. Rowe Price Group, Inc.	18,000	900
Chemicals (1.7%)
Sigma-Aldrich Corp.	22,000	1,312
Communications Equipment (3.8%)
Qualcomm, Inc.	44,000	1,804
Research In Motion, Ltd. ‡	10,000	1,122
Computers & Peripherals (4.1%)
Apple, Inc. ‡	22,000	3,157
Construction & Engineering (5.2%)
Jacobs Engineering Group, Inc. ‡	55,000	4,047
Consumer Finance (2.3%)
American Express Co.	40,000	1,749
Diversified Financial Services (2.3%)
CME Group, Inc. Class A	3,800	1,783
Diversified Telecommunication Services (2.1%)
Verizon Communications, Inc.	45,000	1,640
Electronic Equipment & Instruments (1.5%)
Tyco Electronics, Ltd.	35,000	1,201
Energy Equipment & Services (1.1%)
Schlumberger, Ltd.	10,000	870
Health Care Equipment & Supplies (1.1%)
Varian Medical Systems, Inc. ‡	19,000	890
Hotels, Restaurants & Leisure (0.9%)
MGM Mirage, Inc. ‡ ^	11,881	698
Industrial Conglomerates (1.8%)
General Electric Co.	37,000	1,369
Insurance (1.5%)
American International Group, Inc.	27,000	1,168
Internet Software & Services (2.0%)
Google, Inc. Class A ‡	3,500	1,542
Machinery (8.0%)
Caterpillar, Inc.	28,000	2,192
Kennametal, Inc.	60,000	1,766
PACCAR, Inc.	50,000	2,250
Media (1.0%)
McGraw-Hill Cos., Inc. (The)	20,000	739
Multiline Retail (1.3%)
Nordstrom, Inc. ^	30,000	978
Pharmaceuticals (1.8%)
Allergan, Inc.	25,000	1,410
Road & Rail (1.5%)
Burlington Northern Santa Fe Corp.	13,000	1,199
Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.	60,000	1,271
Software (2.7%)
Microsoft Corp.	42,000	1,192
Salesforce.Com, Inc. ‡	15,000	868
Trading Companies & Distributors (2.2%)
WW Grainger, Inc.	22,000	1,681
Total Common Stocks (cost $45,955)		52,105

Total Securities Lending Collateral (cost $3,698) ♦		3,698

Total Investment Securities (cost $73,817) #		$80,011

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $3,598.
*	Floating or variable rate note. Rate is listed as of March 31, 2008.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of March 31, 2008.
‡	Non-income producing security.
♦

Cash collateral for the Repurchase Agreements, valued at $1,294, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $73,827. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $10,030 and $3,846, respectively. Net unrealized appreciation for tax purposes is $6,184.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities aggregated $3,463 or 4.47% of the Fund’s net assets.

Transamerica Convertible Securities
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (8.8%)
Aerospace & Defense (2.9%)
Lockheed Martin Corp. *	5,500,000	$7,533
2.82%, due 08/15/2033
Capital Markets (1.4%)
Credit Suisse First Boston USA, Inc.	65,090	3,617
Chemicals (1.7%)
Celanese Corp. Ž
due 02/01/2010	86,465	4,353
Insurance (1.9%)
MetLife, Inc.	162,380	4,831
Oil, Gas & Consumable Fuels (0.9%)
Dune Energy, Inc. -144A ‡ Ž
due 02/01/2012	2,810	2,328
Total Convertible Preferred Stocks (cost $20,881)		22,662

PREFERRED STOCKS (3.2%)
Capital Markets (3.2%)
Lehman Brothers Holdings, Inc. ‡	230,000	8,216
Total Preferred Stocks (cost $8,019)		8,216

	Principal
CONVERTIBLE BONDS (85.3%)
Aerospace & Defense (3.2%)
Alliant Techsystems, Inc.
2.75%, due 02/15/2024 ^	$6,005	8,174
Beverages (3.0%)
Molson Coors Brewing Co.
2.50%, due 07/30/2013 ^	6,350	7,803
Biotechnology (3.4%)
Gilead Sciences, Inc.
0.63%, due 05/01/2013	5,950	8,754
Capital Markets (12.9%)
BlackRock, Inc.
2.63%, due 02/15/2035	4,145	8,528
Citigroup Funding, Inc.
0.25%, due 02/09/2015	8,200	7,766
Eksportfinans
0.25%, due 07/30/2014 §	8,216	7,859
Goldman Sachs Group, Inc. (The) -144A
0.25%, due 01/25/2017 §	6,300	8,978
Commercial Banks (6.4%)
Credit Suisse/New York
0.25%, due 04/21/2014	5,112	5,146
Wachovia Bank NA -144A
0.25%, due 01/30/2014 §	5,199	11,437
Commercial Services & Supplies (1.7%)
Covanta Holding Corp.
1.00%, due 02/01/2027	4,053	4,489
Computers & Peripherals (3.7%)
EMC Corp.
1.75%, due 12/01/2013	8,075	9,478
Diversified Financial Services (7.3%)
Allegro Investment Corp. SA -144A
0.25%, due 06/06/2017	5,661	5,674
NASDAQ Omx Group (The) -144A
2.50%, due 08/15/2013	6,190	6,368
WMT Debt Exchangeable Trust -144A
0.25%, due 05/02/2013 §	592	6,777
Electrical Equipment (4.7%)
Sunpower Corp.
1.25%, due 02/15/2027	3,748	5,486
Suntech Power Holdings Co., Ltd.
0.25%, due 02/15/2012	6,225	6,731
Electronic Equipment & Instruments (2.5%)
Itron, Inc.
2.50%, due 08/01/2026	4,150	6,464
Energy Equipment & Services (7.0%)
Core Laboratories, LP
0.25%, due 10/31/2011	4,748	6,487
Schlumberger, Ltd.
2.13%, due 06/01/2023	2,440	5,377
Transocean, Inc.
1.50%, due 12/15/2037	5,635	6,184
Food & Staples Retailing (2.4%)
Costco Wholesale Corp.
Zero Coupon, due 08/19/2017	4,270	6,298
Health Care Equipment & Supplies (3.0%)
Hologic, Inc.
2.00%, due 12/15/2037	7,900	7,594
Machinery (2.3%)
Trinity Industries, Inc.
3.88%, due 06/01/2036	6,915	5,860
Media (2.6%)
Lamar Advertising Co. Class B
2.88%, due 12/31/2010	6,600	6,641
Oil, Gas & Consumable Fuels (2.5%)
Chesapeake Energy Corp.
2.50%, due 05/15/2037	5,155	6,495
Pharmaceuticals (2.6%)
Allergan, Inc.
1.50%, due 04/01/2026	6,120	6,747
Road & Rail (3.7%)
CSX Corp.
Zero Coupon, due 10/30/2021	4,815	9,576
Software (5.9%)
Informatica Corp.
3.00%, due 03/15/2026	6,315	6,978
Macrovision Corp.
2.63%, due 08/15/2011	6,450	5,491
Nuance Communications, Inc.
2.75%, due 08/15/2027	2,300	2,645
Specialty Retail (2.6%)
Penske Auto Group, Inc.
3.50%, due 04/01/2026 ^	6,440	6,730

	Principal	Value
Wireless Telecommunication Services (1.9%)
NII Holdings, Inc.
2.75%, due 08/15/2025	$1,490	$1,475
3.13%, due 06/15/2012-144A	4,188	3,324
Total Convertible Bonds (cost $200,076)		219,814

Total Securities Lending Collateral (cost $6,578) ¡		6,578

Total Investment Securities (cost $235,554) #		$257,270

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $6,428.
*	Floating or variable rate note. Rate is listed as of March 31, 2008.
§	Illiquid. At March 31, 2008, these securities aggregated $35,051 or 13.60% of the Fund’s net assets.
¡

Cash collateral for the Repurchase Agreements, valued at $2,302, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $235,554. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $29,576 and $7,860, respectively. Net unrealized appreciation for tax purposes is $21,716.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities aggregated $44,886 or 17.41% of the Fund’s net assets.

Transamerica Equity
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
Aerospace & Defense (6.5%)
Boeing Co. (The)	1,000,000	$74,370
Raytheon Co.	1,400,000	90,454
Air Freight & Logistics (3.2%)
Expeditors International of Washington, Inc.	1,798,210	81,243
Auto Components (3.4%)
Johnson Controls, Inc.	2,560,000	86,528
Automobiles (3.5%)
Daimler AG ^	1,030,000	88,117
Biotechnology (3.9%)
Gilead Sciences, Inc. ‡	1,910,000	98,422
Capital Markets (6.0%)
Ameriprise Financial, Inc.	1,230,000	63,775
State Street Corp.	950,000	75,050
T. Rowe Price Group, Inc.	250,000	12,500
Chemicals (8.6%)
Ecolab, Inc.	1,130,000	49,076
Praxair, Inc.	1,220,000	102,761
Sigma-Aldrich Corp.	1,100,000	65,615
Communications Equipment (7.1%)
Qualcomm, Inc.	1,525,000	62,525
Research In Motion, Ltd. ‡	1,050,000	117,842
Computers & Peripherals (5.5%)
Apple, Inc. ‡	970,000	139,195
Construction & Engineering (4.8%)
Jacobs Engineering Group, Inc. ‡	1,650,000	121,424
Consumer Finance (2.0%)
American Express Co.	1,140,000	49,841
Diversified Financial Services (3.5%)
CME Group, Inc. Class A	190,000	89,129
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	1,650,000	63,195
Electronic Equipment & Instruments (3.3%)
Tyco Electronics, Ltd.	2,460,000	84,427
Energy Equipment & Services (1.7%)
Schlumberger, Ltd.	500,000	43,500
Health Care Equipment & Supplies (4.2%)
Becton Dickinson & Co.	570,000	48,934
Varian Medical Systems, Inc. ‡	1,250,000	58,550
Hotels, Restaurants & Leisure (1.6%)
MGM Mirage, Inc. ‡ ^	712,889	41,896
Industrial Conglomerates (3.6%)
General Electric Co.	2,500,000	92,525
Insurance (2.4%)
American International Group, Inc.	1,400,000	60,550
Internet Software & Services (3.5%)
Google, Inc. Class A ‡	202,000	88,975
Machinery (6.4%)
Caterpillar, Inc.	1,175,000	91,991
PACCAR, Inc.	1,600,000	72,000
Media (1.3%)
McGraw-Hill Cos., Inc. (The)	925,000	34,179
Multiline Retail (2.0%)
Nordstrom, Inc. ^	1,600,000	52,160
Pharmaceuticals (3.3%)
Allergan, Inc.	1,480,000	83,457
Road & Rail (0.5%)
Union Pacific Corp.	100,000	12,538
Software (4.8%)
Electronic Arts, Inc. ‡	1,665,000	83,117
Microsoft Corp.	1,380,000	39,164
Total Common Stocks (cost $2,232,903)		2,519,025

Total Securities Lending Collateral (cost $132,589) ♦		132,589

Total Investment Securities (cost $2,365,492) #		$2,651,614

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $127,657.
‡	Non-income producing security.
♦

Cash collateral for the Repurchase Agreements, valued at $46,404, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

#

Aggregate cost for federal income tax purposes is $2,366,337. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $464,186 and $178,909, respectively. Net unrealized appreciation for tax purposes is $285,277.

Transamerica Equity II

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.8%)
Aerospace & Defense (5.5%)
Boeing Co. (The)	5,200	$387
Raytheon Co.	10,000	646
Air Freight & Logistics (3.4%)
Expeditors International of Washington, Inc.	14,000	632
Auto Components (3.3%)
Johnson Controls, Inc.	18,200	615
Automobiles (3.4%)
Daimler AG	7,500	642
Biotechnology (3.6%)
Gilead Sciences, Inc. ‡	13,000	670
Capital Markets (6.1%)
Ameriprise Financial, Inc.	7,000	363
State Street Corp.	8,600	679
T. Rowe Price Group, Inc.	2,000	100
Chemicals (9.9%)
Ecolab, Inc.	8,000	347
Praxair, Inc.	13,000	1,095
Sigma-Aldrich Corp.	7,000	418
Communications Equipment (6.9%)
Qualcomm, Inc.	11,000	451
Research In Motion, Ltd. ‡	7,500	842
Computers & Peripherals (5.4%)
Apple, Inc. ‡	7,000	1,004
Construction & Engineering (4.6%)
Jacobs Engineering Group, Inc. ‡	11,700	861
Consumer Finance (2.8%)
American Express Co.	11,800	516
Diversified Financial Services (3.5%)
CME Group, Inc. Class A	1,400	657
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	12,000	460
Electronic Equipment & Instruments (3.3%)
Tyco Electronics, Ltd.	18,000	618
Energy Equipment & Services (1.7%)
Schlumberger, Ltd.	3,600	313
Health Care Equipment & Supplies (3.3%)
Becton Dickinson & Co.	2,200	189
Varian Medical Systems, Inc. ‡	9,000	421
Hotels, Restaurants & Leisure (1.6%)
MGM Mirage, Inc. ‡	5,092	299
Industrial Conglomerates (3.6%)
General Electric Co.	18,000	666
Insurance (2.1%)
American International Group, Inc.	9,200	398
Internet Software & Services (3.8%)
Google, Inc. Class A ‡	1,600	705
Machinery (5.9%)
Caterpillar, Inc.	7,600	595
PACCAR, Inc.	11,500	517
Media (1.4%)
McGraw-Hill Cos., Inc. (The)	7,000	259
Multiline Retail (2.0%)
Nordstrom, Inc.	11,500	375
Pharmaceuticals (3.0%)
Allergan, Inc.	10,000	564
Road & Rail (0.5%)
Union Pacific Corp.	800	100
Software (4.7%)
Electronic Arts, Inc. ‡	12,000	599
Microsoft Corp.	10,000	284
Total Common Stocks (cost $15,273)		18,287

Total Investment Securities (cost $15,273) #		$18,287

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $15,312.  Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $4,174 and $1,199, respectively.  Net unrealized appreciation for tax purposes is $2,975.

Transamerica Growth Opportunities
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (95.3%)
Aerospace & Defense (1.5%)
Rockwell Collins, Inc.	105,000	$6,001
Air Freight & Logistics (7.2%)
CH Robinson Worldwide, Inc. ^	208,000	11,315
Expeditors International of Washington, Inc.	368,600	16,653
Auto Components (4.2%)
BorgWarner, Inc.	375,600	16,162
Capital Markets (7.2%)
Ameriprise Financial, Inc.	248,400	12,879
T. Rowe Price Group, Inc.	297,600	14,880
Commercial Banks (2.1%)
Cullen/Frost Bankers, Inc.	74,000	3,925
Signature Bank ‡	160,500	4,093
Commercial Services & Supplies (0.6%)
Costar Group, Inc. ‡ ^	50,000	2,150
Communications Equipment (2.2%)
Foundry Networks, Inc. ‡	381,000	4,412
Polycom, Inc. ‡	134,100	3,022
Riverbed Technology, Inc. ‡ ^	86,000	1,278
Construction & Engineering (2.8%)
Jacobs Engineering Group, Inc. ‡	148,166	10,903
Diversified Consumer Services (4.1%)
Strayer Education, Inc. ^	105,000	16,012
Diversified Financial Services (2.6%)
CME Group, Inc. Class A	21,140	9,917
Electronic Equipment & Instruments (2.9%)
Trimble Navigation, Ltd. ‡	396,217	11,328
Energy Equipment & Services (2.1%)
Cameron International Corp. ‡	193,000	8,036
Food & Staples Retailing (2.1%)
Whole Foods Market, Inc. ^	244,700	8,068
Health Care Equipment & Supplies (8.7%)
Arthrocare Corp. ‡ ^	111,000	3,702
Hologic, Inc. ‡ ^	100,600	5,593
Idexx Laboratories, Inc. ‡	68,000	3,350
Intuitive Surgical, Inc. ‡	52,600	17,061
Varian Medical Systems, Inc. ‡	85,900	4,023
Health Care Technology (1.7%)
Cerner Corp. ‡ ^	182,000	6,785
Hotels, Restaurants & Leisure (4.7%)
Burger King Holdings, Inc.	113,000	3,126
International Game Technology	305,200	12,272
Las Vegas Sands Corp. ‡ ^	38,000	2,798
Internet Software & Services (1.3%)
Valueclick, Inc. ‡	288,500	4,977
IT Services (2.9%)
NeuStar, Inc. Class A ‡ ^	430,000	11,386
Life Sciences Tools & Services (8.0%)
Covance, Inc. ‡	214,800	17,822
Techne Corp. ‡	197,400	13,297
Machinery (4.2%)
Donaldson Co., Inc.	117,500	4,733
Kennametal, Inc.	388,000	11,419
Media (3.0%)
Lamar Advertising Co. Class A ‡ ^	326,800	11,742
Multiline Retail (2.0%)
Saks, Inc. ‡ ^	629,000	7,844
Oil, Gas & Consumable Fuels (1.8%)
Range Resources Corp.	108,000	6,853
Semiconductors & Semiconductor Equipment (0.7%)
NVIDIA Corp. ‡	140,000	2,771
Software (7.9%)
Activision, Inc. ‡	252,000	6,882
Intuit, Inc. ‡	315,000	8,508
Macrovision Corp. ‡ ^	199,000	2,687
Salesforce.Com, Inc. ‡	214,500	12,413
Specialty Retail (3.2%)
Guess?, Inc. ^	310,000	12,546
Trading Companies & Distributors (3.6%)
WW Grainger, Inc.	180,450	13,785
Total Common Stocks (cost $367,194)		369,409

Total Securities Lending Collateral (cost $60,033) ■		60,033

Total Investment Securities (cost $427,227) #		$429,442

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $57,669.
■

Cash collateral for the Repurchase Agreements, valued at $21,010, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $427,458. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $42,701 and $40,717, respectively. Net unrealized appreciation for tax purposes is $1,984.

Transamerica Money Market
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
COMMERCIAL PAPER (90.5%)
Commercial Banks (36.1%)
Bank of America Corp.
4.41%, due 04/04/2008	$6,000	$5,998
4.50%, due 04/09/2008	10,000	9,990
Barclays Bank PLC
2.55%, due 07/21/2008	10,350	10,269
2.63%, due 06/20/2008	11,000	10,936
Canadian Imperial Holdings
2.86%, due 06/26/2008 – 07/03/2008	8,400	8,340
2.97%, due 05/08/2008	6,300	6,281
2.99%, due 05/12/2008	6,500	6,478
3.04%, due 05/27/2008	7,700	7,664
3.08%, due 04/16/2008	4,500	4,494
4.59%, due 04/01/2008	3,200	3,200
Rabobank USA Finance Corp.
2.90%, due 04/28/2008	7,500	7,484
2.93%, due 04/29/2008	6,000	5,986
2.95%, due 04/02/2008	10,000	9,999
3.00%, due 04/07/2008	11,500	11,494
Royal Bank of Scotland
2.90%, due 05/08/2008	12,500	12,462
2.92%, due 05/06/2008	5,550	5,534
2.94%, due 07/02/2008	11,050	10,967
3.11%, due 04/14/2008 – 144A	6,000	5,993
State Street Corp.
2.65%, due 05/13/2008	6,500	6,480
2.71%, due 05/15/2008	9,000	8,970
2.91%, due 05/08/2008 – 05/09/2008	20,500	20,438
Toronto Dominion Holdings - 144A
2.58%, due 06/27/2008	5,300	5,267
2.63%, due 06/30/2008	12,000	11,921
2.93%, due 06/02/2008	11,150	11,094
UBS Finance
2.75%, due 06/02/2008	7,000	6,967
3.03%, due 04/07/2008 – 05/06/2008	19,200	19,164
3.06%, due 05/12/2008	5,000	4,982
3.29%, due 04/22/2008	5,000	4,990
Wells Fargo & Co.
2.48%, due 04/30/2008	25,000	24,950
Computers & Peripherals (1.5%)
IBM Capital, Inc. - 144A
2.30%, due 06/10/2008	11,500	11,449
Diversified Financial Services (43.6%)
American Express Credit Corp.
2.59%, due 06/23/2008	10,000	9,940
2.96%, due 05/01/2008	13,200	13,167
3.00%, due 04/22/2008	5,700	5,690
3.07%, due 04/03/2008	6,300	6,299
American Honda Finance Corp.
2.26%, due 04/15/2008	10,000	9,991
2.85%, due 04/09/2008	10,000	9,994
General Electric Capital Corp.
2.45%, due 07/01/2008	9,600	9,541
2.46%, due 06/30/2008	10,800	10,734
2.90%, due 05/22/2008	7,100	7,071
4.37%, due 04/25/2008	9,000	8,974
Harley-Davidson Funding - 144A
2.17%, due 05/09/2008	18,150	18,108
2.21%, due 05/13/2008	3,000	2,992
IBM International Group Capital -144A
2.29%, due 05/30/2008	10,000	9,963
2.49%, due 04/29/2008	2,600	2,595
2.60%, due 04/01/2008	12,050	12,050
International Lease Finance
2.58%, due 05/16/2008	12,000	11,961
2.68%, due 06/26/2008	12,200	12,113
2.86%, due 05/05/2008	12,000	11,967
Merrill Lynch & Co., Inc.
3.09%, due 05/23/2008	6,100	6,073
3.10%, due 05/29/2008 – 05/30/2008	23,900	23,780
3.13%, due 04/25/2008	7,000	6,985
Old Line Funding LLC - 144A
2.95%, due 04/24/2008	5,200	5,190
3.10%, due 04/11/2008	13,350	13,339
3.12%, due 05/29/2008	10,500	10,447
3.14%, due 04/09/2008	7,000	6,995
Procter & Gamble Co. - 144A
2.02%, due 04/15/2008 – 04/18/2008	27,000	26,976
Ranger Funding Co. LLC - 144A
2.80%, due 05/23/2008	9,557	9,518
3.12%, due 04/10/2008	3,000	2,998
3.20%, due 04/22/2008	7,500	7,486
Toyota Motor Credit Corp.
2.48%, due 05/14/2008	14,500	14,457
2.83%, due 05/02/2008	4,500	4,489
3.35%, due 04/10/2008	3,100	3,097
USAA Capital Corp.
2.25%, due 04/08/2008	10,000	9,996
Electronic Equipment & Instruments (1.2%)
Emerson Electric Co. - 144A
2.22%, due 04/14/2008	9,000	8,993
Food Products (0.8%)
Nestle Capital Corp. - 144A
2.25%, due 06/13/2008	2,450	2,439
3.00%, due 04/17/2008	3,400	3,395
Insurance (4.9%)
Prudential Funding Corp.
2.30%, due 06/03/2008 – 06/04/2008	19,400	19,321
2.78%, due 04/11/2008	6,000	5,995
2.84%, due 04/15/2008	11,000	10,988

	Principal	Value
Multiline Retail (2.4%)
Walgreen Co. -144A
2.30%, due 04/03/2008	$12,000	$11,999
Wal-Mart Funding Corp. -144A
2.72%, due 04/16/2008	5,950	5,943
Total Commercial Paper (cost $674,290)		674,290

CERTIFICATES OF DEPOSIT (9.3%)
Commercial Banks (9.3%)
Bank of Scotland PLC
2.56%, due 05/28/2008	6,000	6,000
2.80%, due 06/11/2008 – 06/12/2008	12,350	12,350
3.85%, due 04/14/2008	16,600	16,600
Barclays Bank PLC
2.60%, due 06/19/2008	15,000	15,000
Toronto Dominion Holdings
2.57%, due 06/27/2008	8,000	8,000
Wells Fargo & Co.
2.47%, due 04/29/2008	11,300	11,300
Total Certificates of Deposit (cost $69,250)		69,250

Total Investment Securities (cost $743,540) #		$743,540

NOTES TO SCHEDULE OF INVESTMENTS:

#	Aggregate cost for federal income tax purposes is $743,540.

DEFINITIONS:

144A                    144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities aggregated $207,150 or 27.81% of the Fund’s net assets.

Transamerica Science and Technology

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.8%)
Biotechnology (3.8%)
Gilead Sciences, Inc. ‡	110,500	$5,694
Commercial Services & Supplies (1.0%)
Costar Group, Inc. ‡ ^	35,200	1,514
Communications Equipment (13.7%)
F5 Networks, Inc. ‡	123,000	2,235
Foundry Networks, Inc. ‡	138,000	1,598
Polycom, Inc. ‡	202,000	4,553
Research In Motion, Ltd. ‡	91,000	10,213
Riverbed Technology, Inc. ‡	135,000	2,006
Computers & Peripherals (9.9%)
Apple, Inc. ‡	69,000	9,902
EMC Corp. ‡	342,500	4,911
Diversified Financial Services (2.7%)
CME Group, Inc. Class A	8,700	4,081
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	75,700	2,899
Electrical Equipment (5.8%)
Fuelcell Energy, Inc. ‡ ^	344,500	2,291
Sunpower Corp. Class A ‡ ^	86,000	6,408
Electronic Equipment & Instruments (5.9%)
FLIR Systems, Inc. ‡ ^	46,000	1,384
Itron, Inc. ‡ ^	48,400	4,367
Trimble Navigation, Ltd. ‡	109,000	3,117
Health Care Equipment & Supplies (8.9%)
Hologic, Inc. ‡ ^	24,000	1,335
Intuitive Surgical, Inc. ‡	29,000	9,406
NuVasive, Inc. ‡ ^	77,000	2,657
Hotels, Restaurants & Leisure (2.4%)
International Game Technology	91,000	3,659
Internet & Catalog Retail (1.0%)
Amazon.Com, Inc. ‡	21,000	1,497
Internet Software & Services (11.6%)
Dealertrack Holdings, Inc. ‡ ^	60,500	1,223
Equinix, Inc. ‡ ^	69,700	4,634
Google, Inc. Class A ‡	17,500	7,708
Valueclick, Inc. ‡	140,000	2,415
Vocus, Inc. ‡	53,500	1,413
Semiconductors & Semiconductor Equipment (2.0%)
NVIDIA Corp. ‡	149,000	2,949
Software (21.1%)
Adobe Systems, Inc. ‡	115,000	4,093
Bladelogic, Inc. ‡ ^	95,000	2,665
Electronic Arts, Inc. ‡	47,000	2,346
Informatica Corp. ‡	235,000	4,009
Macrovision Corp. ‡ ^	261,100	3,525
Nintendo Co., Ltd.	3,500	1,807
Nuance Communications, Inc. ‡ ^	285,000	4,962
Salesforce.Com, Inc. ‡	106,000	6,134
Synchronoss Technologies, Inc. ‡ ^	110,000	2,203
Wireless Telecommunication Services (4.1%)
Metropcs Communications, Inc. ‡ ^	260,700	4,432
NII Holdings, Inc. ‡	56,600	1,799
Total Common Stocks (cost $137,937)		144,044

Total Securities Lending Collateral (cost $33,551) ♦		33,551

Total Investment Securities (cost $171,488) #		$177,595

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $32,317.
‡	Non-income producing security.
♦

Cash collateral for the Repurchase Agreements, valued at $11,742, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

#

Aggregate cost for federal income tax purposes is $171,597. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $26,976 and $20,978, respectively. Net unrealized appreciation for tax purposes is $5,998.

Transamerica Small/Mid Cap Value

SCHEDULE OF INVESTMENTS

At March 31, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.4%)
Chemicals (0.5%)
Zep, Inc.	137,500	$2,230
Commercial Services & Supplies (10.2%)
FTI Consulting, Inc. ‡	398,000	28,274
Navigant Consulting, Inc. ‡ ^	410,982	7,801
Republic Services, Inc. Class A	307,500	8,991
Computers & Peripherals (0.8%)
ActivIdentity Corp. ‡	175,800	445
Hypercom Corp. ‡	670,000	2,908
Diversified Telecommunication Services (2.1%)
Citizens Communications Co.	870,000	9,126
Electric Utilities (3.1%)
ALLETE, Inc. ^	151,666	5,857
Uil Holdings Corp.	255,000	7,683
Electrical Equipment (2.1%)
Acuity Brands, Inc. ^	220,000	9,449
Electronic Equipment & Instruments (1.4%)
Cogent, Inc. ‡ ^	670,305	6,321
Energy Equipment & Services (13.4%)
Allis-Chalmers Energy, Inc. ‡ ^	188,800	2,604
Bronco Drilling Co., Inc. ‡ ^	126,625	2,040
Global Industries, Ltd. ‡	450,000	7,241
Helix Energy Solutions Group, Inc. ‡ ^	258,100	8,130
Hercules Offshore, Inc. ‡ ^	329,079	8,266
Superior Energy Services, Inc. ‡	570,000	22,583
Transocean, Inc.	64,219	8,682
Food Products (1.9%)
Dean Foods Co.	412,400	8,285
Health Care Equipment & Supplies (1.5%)
Orthofix International NV ‡	170,000	6,761
Health Care Providers & Services (2.5%)
Chemed Corp.	266,700	11,255
Household Durables (1.5%)
Jarden Corp. ‡	315,000	6,848
Industrial Conglomerates (8.4%)
McDermott International, Inc. ‡	680,000	37,278
Insurance (4.1%)
HCC Insurance Holdings, Inc.	397,500	9,019
PartnerRe, Ltd. ^	122,000	9,309
IT Services (2.1%)
Wright Express Corp. ‡ ^	310,000	9,526
Life Sciences Tools & Services (2.0%)
Thermo Fisher Scientific, Inc. ‡	158,000	8,981
Marine (10.7%)
Aries Maritime Transport, Ltd.	992,000	5,704
DryShips, Inc. ^	216,800	12,988
Genco Shipping & Trading, Ltd. ^	419,700	23,684
Omega Navigation Enterprises,	329,800	4,940
Inc. Class A ^
Multi-Utilities (1.8%)
CMS Energy Corp. ^	580,000	7,853
Oil, Gas & Consumable Fuels (8.7%)
Aurora Oil & Gas Corp. ‡ ^	1,454,260	931
Cabot Oil & Gas Corp.	143,000	7,270
Holly Corp.	162,000	7,032
Newfield Exploration Co. ‡	150,000	7,928
Petrohawk Energy Corp. ‡	382,200	7,709
StealthGas, Inc.	510,600	7,940
Real Estate Investment Trusts (11.6%)
Annaly Capital Management, Inc. ^	1,095,000	16,775
Capstead Mortgage Corp. ^	518,700	5,913
LTC Properties, Inc.	450,000	11,570
Omega Healthcare Investors, Inc.	421,000	7,309
Parkway Properties, Inc. ^	129,000	4,768
Sunstone Hotel Investors, Inc.	325,000	5,203
Software (1.4%)
Fair Isaac Corp. ^	290,000	6,241
Textiles, Apparel & Luxury Goods (3.0%)
Hanesbrands, Inc. ‡	448,700	13,102
Transportation Infrastructure (3.6%)
Aegean Marine Petroleum Network, Inc. ^	463,140	15,844
Total Common Stocks (cost $341,395)		436,597

Total Securities Lending Collateral (cost $103,444) ▪		103,444

Total Investment Securities (cost $444,839) #		$540,041

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $99,271.
▪

Cash collateral for the Repurchase Agreements, valued at $36,203, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $444,731. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $139,030 and $43,720, respectively. Net unrealized appreciation for tax purposes is $95,310.

Transamerica U.S. Government Securities
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (50.6%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$4,000	$4,048
8.00%, due 11/15/2021	9,000	12,694
U.S. Treasury Inflation Indexed Bond, TIPS
3.38%, due 04/15/2032	3,567	4,684
U.S. Treasury Inflation Indexed Note, TIPS
2.63%, due 07/15/2017	5,387	6,138
U.S. Treasury Note
2.00%, due 02/28/2010 ^	17,000	17,118
2.75%, due 02/28/2013 ^	2,750	2,788
3.13%, due 11/30/2009 ^	7,100	7,273
3.25%, due 12/31/2009 ^	13,500	13,872
3.50%, due 02/15/2018 ^	7,000	7,040
3.63%, due 12/31/2012 ^	24,300	25,604
4.00%, due 02/15/2015	15,000	16,130
4.25%, due 11/15/2013 – 11/15/2017	27,382	29,696
Total U.S. Government Obligations (cost $141,160)		147,085

U.S. GOVERNMENT AGENCY OBLIGATIONS (31.0%)
Fannie Mae
4.25%, due 05/15/2009	6,500	6,643
5.00%, due 04/25/2034	4,100	4,061
5.25%, due 08/01/2012	2,000	2,097
5.95%, due 07/01/2037 *	2,999	3,058
6.00%, due 12/01/2037	5,928	6,078
Federal Agricultural Mortgage Corp. -144A
5.50%, due 07/15/2011	10,000	10,845
Federal Home Loan Bank
3.00%, due 04/15/2009	13,000	13,097
Freddie Mac
4.13%, due 12/21/2012	5,000	5,193
4.81%, due 06/01/2035 *	4,995	5,066
5.00%, due 01/16/2009 - 11/15/2032	15,652	15,863
5.35%, due 11/14/2011	7,500	7,629
5.50%, due 01/15/2029	3,000	3,084
5.53%, due 09/01/2037 *	4,873	4,977
5.71%, due 03/01/2037 *	2,243	2,277
Total U.S. Government Agency Obligations (cost $88,127)		89,968

MORTGAGE-BACKED SECURITIES (0.8%)
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2007-CD4, Class A4
5.32%, due 12/11/2049	435	420
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	1,000	990
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class A3
5.74%, due 06/15/2049	1,000	991
Total Mortgage-Backed Securities (cost $2,440)		2,401

ASSET-BACKED SECURITIES (0.7%)
USAA Auto Owner Trust
Series 2007-2, Class A2
5.04%, due 04/15/2010	2,000	2,016
Total Asset-Backed Securities (cost $2,000)		2,016

CORPORATE DEBT SECURITIES (6.5%)
Airlines (0.3%)
Delta Air Lines, Inc.
7.57%, due 11/18/2010	1,000	997
Beverages (0.3%)
Miller Brewing Co. -144A
4.25%, due 08/15/2008	1,000	1,004
Capital Markets (1.1%)
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	1,250	1,230
Morgan Stanley
6.63%, due 04/01/2018	1,000	1,000
State Street Capital Trust III
8.25%, due 3/15/2011 Ž	1,000	1,005
Chemicals (0.4%)
Nalco Co.
7.75%, due 11/15/2011	1,000	1,013
Diversified Financial Services (1.2%)
ASIF Global Financing XXIII -144A
3.90%, due 10/22/2008	1,000	997
Bank of America Corp.
8.00%, due 01/30/2018 Ž	1,000	1,001
Mizuho Preferred Capital Co. LLC -144A
8.79%, due 12/29/2049 Ž	800	804
Pemex Finance, Ltd.
9.03%, due 02/15/2011	564	597
Food Products (1.2%)
Cargill, Inc. -144A
5.60%, due 09/15/2012	1,000	1,025
Kellogg Co.
4.25%, due 03/06/2013	1,000	997
Michael Foods, Inc.
8.00%, due 11/15/2013	1,500	1,462
Media (0.4%)
McGraw-Hill Cos., Inc. (The)
5.38%, due 11/15/2012	1,000	1,021

	Principal	Value
Oil, Gas & Consumable Fuels (0.6%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 ¡	$1,615	$1,635
Real Estate Investment Trusts (0.7%)
Hospitality Properties Trust
6.75%, due 02/15/2013	1,000	983
Westfield Capital Corp. -144A
4.38%, due 11/15/2010	1,000	980
Real Estate Management & Development (0.3%)
Duke Realty, LP
5.63%, due 08/15/2011	1,000	962
Total Corporate Debt Securities (cost $19,136)		18,713

COMMERCIAL PAPER (9.5%)
Commercial Banks (0.7%)
Bank of Scotland Treasury Division
3.18%, due 04/02/2008	2,000	2,000
Commercial Services & Supplies (0.8%)
Moody’s Corp.
3.20%, due 04/28/2008	2,500	2,494
Diversified Financial Services (0.7%)
Nissan MTR Accp
3.38%, due 04/07/2008	2,000	1,999
Electronic Equipment & Instruments (0.9%)
Tyco Electronic GRP SA
3.45%, due 04/08/2008	2,500	2,498
Food Products (0.9%)
Kraft Foods, Inc.
3.27%, due 04/18/2008	2,500	2,496
Hotels, Restaurants & Leisure (0.9%)
Marriott International, Inc.
3.43%, due 04/11/2008	2,500	2,498
Household Products (0.9%)
Clorox Co. (The)
3.16%, due 04/21/2008	2,500	2,496
Metals & Mining (1.4%)
Aluminum Co. of America
3.40%, due 04/30/2008	2,000	1,995
Vulcan Material Co.
3.48%, due 04/09/2008	2,000	1,998
Oil, Gas & Consumable Fuels (0.8%)
Transocean, Inc.
3.25%, due 04/24/2008	2,500	2,495
Specialty Retail (1.5%)
Home Depot, Inc.
3.13%, due 05/12/2008	2,000	1,993
Volkswagen of America
3.15%, due 05/09/2008	2,500	2,491
Total Commercial Paper (cost $27,453)		27,453

Total Securities Lending Collateral (cost $64,011) ‚		64,011

Total Investment Securities (cost $344,327) #		$351,647

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $62,730.
*	Floating or variable rate note. Rate is listed as of March 31, 2008.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of March 31, 2008.
‚

Cash collateral for the Repurchase Agreements, valued at $22,403, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $344,336. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $7,976 and $665, respectively. Net unrealized appreciation for tax purposes is $7,311.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities aggregated $15,655 or 5.39% of the Fund’s net assets.

TIPS	Treasury Inflation-Protected Security

Transamerica Value Balanced
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (3.4%)
U.S. Treasury Bond
4.50%, due 02/15/2036	$963	$995
5.00%, due 05/15/2037	1,435	1,605
8.00%, due 11/15/2021	240	338
U.S. Treasury Note
3.50%, due 02/15/2018	460	463
4.25%, due 08/15/2014	6,615	7,230
4.75%, due 08/15/2017	898	994
Total U.S. Government Obligations (cost $11,090)		11,625

U.S. GOVERNMENT AGENCY OBLIGATIONS (13.6%)
Fannie Mae
5.00%, due 05/01/2018	903	916
5.50%, due 08/01/2017 – 07/01/2036	9,366	9,489
6.00%, due 01/01/2018 – 12/01/2037	11,386	11,694
Freddie Mac
4.25%, due 10/15/2026	3,000	3,003
4.81%, due 06/01/2035 *	2,131	2,161
5.00%, due 04/01/2018 – 11/15/2032	4,863	4,932
5.35%, due 11/14/2011	3,800	3,865
5.50%, due 09/01/2018 – 01/01/2036	4,165	4,243
5.53%, due 09/01/2037 *	2,849	2,909
6.00%, due 11/01/2033 – 12/01/2033	2,190	2,258
Ginnie Mae
6.00%, due 02/20/2034 – 08/20/2034	848	876
6.50%, due 10/15/2027	502	526
Total U.S. Government Agency Obligations (cost $46,369)		46,872

MORTGAGE-BACKED SECURITIES (3.4%)
American Tower Trust
Series 2007-1A, Class C-144A
5.62%, due 04/15/2037	1,090	953
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	2,250	2,171
Crown Castle Towers LLC
Series 2006-1A, Class AFX-144A
5.24%, due 11/15/2036	2,022	1,956
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	2,320	2,262
SBA CMBS Trust
Series 2006-1A, Class A-144A
5.31%, due 11/15/2036	1,800	1,759
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	2,249	2,227
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class H-144A
5.74%, due 06/15/2049	570	296
Total Mortgage-Backed Securities (cost $12,263)		11,624

CORPORATE DEBT SECURITIES (10.4%)
Aerospace & Defense (0.3%)
Honeywell International, Inc.
5.63%, due 08/01/2012	900	960
Airlines (0.4%)
Delta Air Lines, Inc.
7.57%, due 11/18/2010	580	578
United Airlines, Inc.
6.64%, due 07/02/2022	782	718
Beverages (0.3%)
Diageo Capital PLC
5.75%, due 10/23/2017	1,025	1,050
Building Products (0.2%)
CRH America, Inc.
5.30%, due 10/15/2013	650	633
Capital Markets (0.4%)
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	1,050	1,033
Morgan Stanley
6.63%, due 04/01/2018	560	560
Chemicals (0.2%)
PPG Industries, Inc.
5.75%, due 03/15/2013	550	567
Commercial Banks (0.4%)
ICICI Bank, Ltd. -144A
3.25%, due 01/12/2010 *	925	885
ZFS Finance USA Trust II -144A
6.45%, due 12/15/2065 ¡	575	523
Consumer Finance (0.2%)
Discover Financial Services -144A
3.43%, due 06/11/2010 *	947	800
Diversified Financial Services (1.1%)
Bank of America Corp.
5.75%, due 12/01/2017	875	905
Glencore Funding LLC -144A
6.00%, due 04/15/2014	935	914
ILFC E-Capital Trust II -144A
6.25%, due 12/21/2065 ¡	525	469
Mizuho JGB Investment LLC -144A
9.87%, due 06/30/2008 Ž ¡	790	793
Pemex Finance, Ltd.
9.03%, due 02/15/2011	780	825

	Principal	Value
Energy Equipment & Services (0.2%)
Transocean, Inc.
6.80%, due 03/15/2038	$655	$669
Food & Staples Retailing (0.2%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	600	602
Food Products (0.7%)
Cargill, Inc. -144A
5.60%, due 09/15/2012	1,083	1,110
General Mills, Inc.
5.20%, due 03/17/2015	545	547
Michael Foods, Inc.
8.00%, due 11/15/2013	700	682
Hotels, Restaurants & Leisure (0.4%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	700	618
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	773	796
Household Products (0.2%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	565	618
Independent Power Producers & Energy Traders (0.4%)
Empresa Nacional de Electricidad SA/Chile Class B
8.50%, due 04/01/2009	1,300	1,359
Insurance (0.4%)
Oil Insurance, Ltd. -144A
7.56%, due 06/30/2011 Ž ¡	650	567
Travelers Cos., Inc. (The)
6.75%, due 06/20/2036	1,030	1,021
Machinery (0.2%)
Tyco Electronics Group SA -144A
6.55%, due 10/01/2017	652	683
Media (0.6%)
Amfm, Inc.
8.00%, due 11/01/2008	1,275	1,316
News America Holdings, Inc.
7.75%, due 12/01/2045	610	646
Multiline Retail (0.3%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	500	500
Target Corp.
7.00%, due 01/15/2038	540	555
Oil, Gas & Consumable Fuels (0.8%)
Husky Oil, Ltd.
8.90%, due 08/15/2028 ¡	1,320	1,336
Petrobras International Finance Co.
5.88%, due 03/01/2018	630	606
PetroHawk Energy Corp.
9.13%, due 07/15/2013	720	740
Paper & Forest Products (0.4%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	1,240	1,377
Real Estate Investment Trusts (1.0%)
iStar Financial, Inc.
4.88%, due 01/15/2009	600	540
PPF Funding, Inc. -144A
5.35%, due 04/15/2012	1,800	1,761
Westfield Group -144A
5.40%, due 10/01/2012	1,155	1,124
Real Estate Management & Development (0.7%)
Duke Realty, LP
5.63%, due 08/15/2011	1,230	1,183
Post Apartment Homes, LP
6.30%, due 06/01/2013	1,247	1,234
Road & Rail (0.2%)
Hertz Corp. (The)
8.88%, due 01/01/2014	650	616
Specialty Retail (0.1%)
Lowe’s Companies, Inc.
6.65%, due 09/15/2037	450	451
Wireless Telecommunication Services (0.1%)
Nextel Communications, Inc.
7.38%, due 08/01/2015	728	561
Total Corporate Debt Securities (cost $37,024)		36,031
COMMON STOCKS (67.5%)
Capital Markets (4.7%)
AllianceBernstein Holding, LP	235,800	14,945
Jefferies Group, Inc.	77,900	1,257
Commercial Banks (1.8%)
PNC Financial Services Group, Inc.	70,000	4,590
Wells Fargo & Co.	60,000	1,746
Diversified Financial Services (1.8%)
Bank of America Corp.	161,844	6,135
Electric Utilities (1.5%)
Dominion Resources, Inc.	90,000	3,676
Duke Energy Corp.	92,000	1,642
Energy Equipment & Services (3.1%)
Transocean, Inc.	37,489	5,069
Weatherford International, Ltd. ‡	79,000	5,725
Food Products (1.0%)
Kraft Foods, Inc. Class A	110,723	3,434
Household Products (2.0%)
Colgate-Palmolive Co.	56,000	4,363
Kimberly-Clark Corp.	40,000	2,582
Industrial Conglomerates (4.1%)
General Electric Co.	165,000	6,107
McDermott International, Inc. ‡	145,000	7,949
Insurance (1.0%)
American International Group, Inc.	80,000	3,460
IT Services (1.4%)
Fiserv, Inc. ‡	101,380	4,875
Life Sciences Tools & Services (1.4%)
Thermo Fisher Scientific, Inc. ‡	85,000	4,831

	Shares	Value
Marine (3.1%)
Genco Shipping & Trading, Ltd.	192,300	$10,851
Media (2.0%)
Time Warner, Inc.	100,000	1,402
Walt Disney Co. (The)	175,000	5,491
Metals & Mining (4.1%)
Cia Vale do Rio Doce	246,000	8,521
Fording Canadian Coal Trust	110,000	5,742
Oil, Gas & Consumable Fuels (9.6%)
Anadarko Petroleum Corp.	85,000	5,357
BP PLC	175,000	10,614
Exxon Mobil Corp.	55,000	4,652
Marathon Oil Corp.	160,000	7,296
Valero Energy Corp.	105,000	5,157
Pharmaceuticals (7.8%)
Bristol-Myers Squibb Co.	545,000	11,609
Merck & Co., Inc.	228,200	8,660
Pfizer, Inc.	180,600	3,780
Schering-Plough Corp.	210,000	3,026
Real Estate Investment Trusts (2.1%)
Annaly Capital Management, Inc.	475,000	7,277
Road & Rail (1.5%)
Union Pacific Corp.	40,000	5,015
Software (4.2%)
Microsoft Corp.	508,700	14,437
Textiles, Apparel & Luxury Goods (1.6%)
Hanesbrands, Inc. ‡	191,200	5,583
Tobacco (5.3%)
Altria Group, Inc.	160,000	3,552
Loews Corp. - Carolina Group	90,000	6,529
Philip Morris International, Inc. ‡	160,000	8,093
Transportation Infrastructure (2.4%)
Aegean Marine Petroleum Network, Inc.	240,600	8,231
Total Common Stocks (cost $196,488)		233,261

Total Investment Securities (cost $303,234) #		$339,413

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of March 31, 2008.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of March 31, 2008.
‡	Non-income producing security.
Ž	The security has a perpetual maturity. The date shown is the next call date.
#

Aggregate cost for federal income tax purposes is $302,405. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $53,612 and $16,604, respectively. Net unrealized appreciation for tax purposes is $37,008.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities aggregated $14,593 or 4.23% of the Fund’s net assets.

Van Kampen Active International Allocation

SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.2%)
Australia (0.0%)
Bbi Eps, Ltd. ‡ *	230	$ ♦
8.96%, due 07/01/2067
Brazil (0.1%)
All America Latina Logistica SA	20,300	204
Mexico (0.1%)
Cemex SAB de CV ‡	51,500	135
Fomento Economico Mexicano SAB de CV	15,800	66
Turkey (0.0%)
Turkiye Garanti Bankasi AS	25,038	113
Total Convertible Preferred Stocks (cost $691)		518

PREFERRED STOCKS (1.3%)
Brazil (0.9%)
Aracruz Celulose SA Class B	3,939	27
Banco Bradesco SA	4,299	120
Banco Itau Holding Financeira SA	10,823	248
Brasil Telecom Participacoes SA	2,441	32
Centrais Eletricas Brasileiras SA Class B ‡	1,196	17
Cia de Bebidas das Americas	3,179	240
Cia Energetica de Minas Gerais	1,564	28
Cia Vale do Rio Doce	13,521	391
Contax Participacoes SA	235	5
Embratel Participacoes SA €	2,528,870	10
Gerdau SA	3,947	121
Klabin SA	8,609	29
Petroleo Brasileiro SA	12,170	514
Sadia SA	41,733	245
Usinas Siderurgicas de Minas Gerais SA Class A	1,246	70
Vivo Participacoes SA	7,929	47
Votorantim Celulose e Papel SA ‡	694	20
Germany (0.4%)
Henkel KGAA	3,104	144
Porsche AG	2,150	394
RWE AG	604	58
Volkswagen AG	1,584	264
Total Preferred Stocks (cost $2,313)		3,024

COMMON STOCKS (86.1%)
Australia (4.8%)
AGL Energy, Ltd.	5,245	53
Alumina, Ltd.	29,755	155
Amcor, Ltd.	23,105	151
AMP, Ltd.	15,002	108
Ansell, Ltd.	1,835	19
Apa Group	957	3
Asciano Group	2,862	10
Australia & New Zealand Banking Group, Ltd.	16,751	345
BHP Billiton, Ltd.	73,235	2,394
BlueScope Steel, Ltd.	20,404	184
Boral, Ltd.	15,307	87
Brambles, Ltd.	11,167	102
Caltex Australia, Ltd.	10,136	120
Coca-Cola Amatil, Ltd.	6,040	47
Commonwealth Bank of Australia	13,478	514
CSL, Ltd.	2,424	82
CSR, Ltd.	25,337	74
Fairfax Media, Ltd.	11,649	37
Foster’s Group, Ltd.	23,028	108
Insurance Australia Group, Ltd. ^	19,171	64
Leighton Holdings, Ltd. ^	2,026	79
Lend Lease Corp., Ltd.	5,605	68
Macquarie Group, Ltd.	2,408	116
Macquarie Infrastructure Group	26,280	67
National Australia Bank, Ltd.	18,067	497
Newcrest Mining, Ltd.	8,522	260
OneSteel, Ltd.	14,572	85
Orica, Ltd.	7,489	199
Origin Energy, Ltd.	72,622	607
PaperlinX, Ltd.	11,828	30
QBE Insurance Group, Ltd.	7,831	159
Rio Tinto, Ltd.	6,659	745
Santos, Ltd.	53,330	706
Sonic Healthcare, Ltd.	1,548	19
Stockland REIT	413	3
Suncorp-Metway, Ltd.	6,220	73
Tabcorp Holdings, Ltd.	4,577	59
Telstra Corp., Ltd.	24,350	98
Toll Holdings, Ltd.	2,895	26
Transurban Group ‡	8,674	51
Wesfarmers, Ltd.	1,752	64
Wesfarmers, Ltd.	4,418	161
Westpac Banking Corp.	19,060	413
Woodside Petroleum, Ltd.	30,129	1,499
Woolworths, Ltd.	11,826	313
Austria (0.1%)
Erste Bank DER Oesterreichischen Sparkassen AG	2,027	132
Raiffeisen International Bank Holding AG €	1,327	181
Belgium (0.6%)
AGFA-Gevaert NV	1,638	13
Bekaert SA	84	12
Belgacom SA	1,764	78
Delhaize Group	605	48
Dexia SA	12,803	366
Fortis	11,396	288
InBev NV	1,637	145
KBC Groep NV	1,760	229

	Shares	Value
Belgium (continued)
Solvay SA Class A	848	$109
UCB SA	1,637	57
Umicore	1,805	94
Bermuda (0.6%)
Cheung Kong Infrastructure Holdings, Ltd.	7,000	28
China Water Affairs Group, Ltd. ‡	501,806	168
Chow Sang Sang Holding	14,000	14
Cosco Pacific, Ltd.	80,000	156
Esprit Holdings, Ltd.	8,900	107
Frontline, Ltd.	950	44
Kerry Properties, Ltd.	4,987	30
LI & Fung, Ltd.	61,614	228
NWS Holdings, Ltd.	42,987	146
Rexcapital Financial Holdings, Ltd. ‡	218,789	24
SeaDrill, Ltd.	3,700	99
Shangri-La Asia, Ltd.	9,125	25
Ship Finance International, Ltd.	511	13
Sinofert Holdings, Ltd.	218,000	201
YUE Yuen Industrial Holdings, Ltd.	7,000	22
Brazil (0.6%)
Banco Do Brasil SA	16,300	215
Cia Brasileira de Distribuicao Grupo PAO de Acucar	350	14
Cia de Bebidas das Americas	671	44
Cia de Concessoes Rodoviarias	6,200	92
Cia Siderurgica Nacional SA	632	23
Empresa Brasileira de Aeronautica SA ‡	7,126	71
GOL Linhas Aereas Inteligentes SA ^	9,600	143
Lojas Renner SA	8,300	155
Perdigao SA ‡	9,900	227
Souza Cruz SA	1,273	33
Tele Norte Leste Participacoes SA	4,102	109
Unibanco - Uniao de Bancos Brasileiros SA ‡	1,650	192
Cayman Islands (0.2%)
Chaoda Modern Agriculture	48,600	55
China Infrastructure Machinery Holdings, Ltd.	55,000	41
China Resources Land, Ltd.	36,000	63
Hopewell Highway Infrastructure, Ltd.	83,425	64
Hutchison Telecommunications International, Ltd.	13,000	19
Kingboard Chemical Holdings, Ltd.	6,500	23
LI Ning Co., Ltd.	26,000	73
New World China Land, Ltd.	66,600	42
Prime Success International Group, Ltd.	91,900	49
Wasion Meters Group, Ltd.	43,225	18
China (0.2%)
Anhui Expressway Co. Class H	90,000	65
China Communications Construction Co., Ltd. Class H	125,000	276
China Construction Bank Corp. Class H	161,123	120
Zhejiang Expressway Co., Ltd. Class H	78,000	68
Colombia (0.1%)
Bancolombia SA	4,000	142
Cyprus (0.0%)
Prosafe Se	5,360	84
Denmark (0.6%)
Danske Bank A/S Class R	11,584	429
DSV A/S	3,000	66
GN Store Nord ‡	8,266	41
NOVO Nordisk A/S Class B ‡	6,972	479
Novozymes A/S	786	74
Vestas Wind Systems ‡	2,557	280
Egypt (0.1%)
Orascom Construction Industries	2,019	152
Orascom Hotels & Development ‡	4,100	65
Finland (1.6%)
Cargotec Corp. Class B	646	32
Fortum OYJ ‡	4,428	181
Kesko OYJ Class B ‡	2,710	141
Kone OYJ Class B	2,729	112
Metso OYJ	7,495	406
Neste Oil OYJ	1,357	48
Nokia OYJ	62,681	1,990
Outokumpu OYJ	2,264	103
Rautaruukki OYJ ‡	1,488	72
Sampo OYJ Class A	4,259	116
Stora ENSO OYJ Class R ^	9,824	114
Tietoenator OYJ ^	2,144	53
UPM-Kymmene OYJ ^	8,551	152
Uponor OYJ	495	12
Wartsila OYJ ^	885	60
France (7.6%)
Accor SA	3,853	282
Air Liquide	4,195	642
Alcatel-Lucent	27,203	156
Alstom	6,150	1,338
Atos Origin ‡	183	10
AXA SA	18,611	678
BNP Paribas	10,500	1,063
Bouygues	4,424	282
Capital Gemini SA	2,418	138
Carrefour SA	7,048	546
Casino Guichard Perrachon SA	949	114
Cie de Saint-Gobain	4,479	367
Cie Generale D’Optique Essilor International SA	2,382	156
CNP Assurances	1,156	143
Credit Agricole SA	3,770	117
Dassault Systemes SA	627	37
France Telecom SA	23,361	788
Groupe Danone	5,254	472
Hermes International	2,605	327
Imerys SA	521	48

	Shares	Value
France (continued)
Lafarge SA	2,773	$484
Lagardere Sca	1,928	145
L’Oreal SA	1,866	235
LVMH Moet Hennessy Louis Vuitton SA	7,157	800
Michelin (C.G.D.E.) Class B	1,068	112
Neopost SA	763	86
Pernod-Ricard SA	242	25
Peugeot SA	1,217	95
PPR SA	635	94
Publicis Groupe	938	36
Renault SA	1,252	139
Safran SA	814	17
Sanofi-Aventis SA	1,124	84
Sanofi-Aventis SA	12,591	948
Schneider Electric SA	5,606	728
Societe BIC SA	377	23
Societe Generale	4,132	406
Societe Television Francaise	2,955	65
Sodexo	2,055	127
Suez SA	8,183	539
Technip SA	2,094	164
Thales SA	1,783	116
Thomson ‡	2,434	17
Total SA	39,322	2,931
Valeo SA	886	35
Vallourec	674	164
Veolia Environnement	6,792	475
Vinci SA	4,096	297
Vivendi	8,819	346
Zodiac SA	138	7
Germany (7.6%)
Adidas AG	4,562	304
Allianz SE	5,401	1,074
Altana AG	1,045	22
Arcandor AG ‡ ^	1,347	27
BASF Se	7,725	1,044
Bayer AG	9,909	797
Beiersdorf AG	2,141	181
Celesio AG	3,160	157
Commerzbank AG	8,552	268
Continental AG	2,232	228
Daimler AG ^	13,759	1,180
Deutsche Bank AG	2,203	250
Deutsche Boerse AG	2,117	342
Deutsche Lufthansa AG	3,854	105
Deutsche Post AG	12,131	372
Deutsche Postbank AG	780	75
Deutsche Telekom AG	53,028	886
E.ON AG	12,123	2,252
Fresenius Medical Care AG	7,406	374
Heidelberger Druckmaschinen AG	894	24
Hochtief AG	1,066	98
HYPO Real Estate Holding AG €	3,051	80
Infineon Technologies AG ‡	8,918	63
Linde AG	2,074	294
Man AG	2,902	387
Merck KGAA	1,085	134
Metro AG	5,026	408
Muenchener Rueckversicherungs AG	2,703	531
Puma AG Rudolf Dassler Sport	188	73
RWE AG	7,805	963
SAP AG	29,431	1,468
Siemens AG	15,128	1,646
Suedzucker AG	7,130	159
ThyssenKrupp AG	6,175	355
TUI AG ‡ ^	3,842	99
Volkswagen AG	2,642	769
Greece (0.6%)
Alpha Bank A.E.	8,665	288
EFG Eurobank Ergasias SA	4,892	149
National Bank of Greece SA	9,524	504
Opap SA	2,900	104
Piraeus Bank SA	8,450	261
Titan Cement Co. SA	900	39
Hong Kong (1.2%)
Agile Property Holdings, Ltd.	71,444	75
Bank of East Asia, Ltd.	14,967	75
BOC Hong Kong Holdings, Ltd.	34,000	82
Cathay Pacific Airways, Ltd.	10,000	20
Cheung Kong Holdings, Ltd.	14,000	199
China Overseas Land & Investment, Ltd.	52,000	96
China Resources Enterprise	30,000	96
China Travel International INV Hk, Ltd.	190,000	77
CLP Holdings, Ltd.	16,003	132
Guangdong Investment, Ltd.	432,000	215
Hang Lung Properties, Ltd.	54,000	191
Hang Seng Bank, Ltd.	6,700	121
Harbin Power Equipment ‡	30,000	53
Henderson Land Development Co., Ltd.	7,000	50
Hong Kong & China Gas Co.	39,610	119
Hong Kong Exchanges and Clearing, Ltd.	10,000	172
HongKong Electric Holdings	13,000	82
Hopewell Holdings, Ltd.	6,000	23
Hutchison Whampoa International, Ltd.	19,920	188
Hysan Development Co., Ltd.	8,362	23
Link REIT (The)	16,152	36
MTR Corp.	13,939	48
New World Development, Ltd.	23,232	56
PCCW, Ltd.	35,220	22
Sino Land Co.	11,287	24
Sun Hung KAI Properties, Ltd.	19,500	304
Swire Pacific, Ltd.	8,500	96
Television Broadcasts, Ltd.	3,000	16
Wharf Holdings, Ltd.	12,016	57

	Shares	Value
India (0.7%)
ABB, Ltd. ‡	480	$14
Associated Cement Co., Ltd.	254	5
Axis Bank, Ltd.	800	16
Bajaj Auto Limited ‡ €	201	3
Bajaj Finserv, Ltd. ‡ €	201	3
Bajaj Holdings And Investment, Ltd.	201	3
Bharat Forge, Ltd.	856	6
Bharat Heavy Electricals, Ltd.	2,867	147
Bharti Airtel, Ltd. ‡	9,713	200
Cipla, Ltd.	1,590	9
Dish Tv India, Ltd. ‡	1,022	1
Dr. Reddy’s Laboratories, Ltd.	654	10
Gail India, Ltd.	1,664	18
Glenmark Pharmaceuticals, Ltd.	525	6
Grasim Industries, Ltd. ‡	215	14
HDFC Bank, Ltd.	1,241	41
Hero Honda Motors, Ltd.	534	9
Hindalco Industries, Ltd. ‡	3,500	14
Hindustan Lever, Ltd.	5,286	30
Housing Development Finance Corp.	1,176	70
ICICI Bank, Ltd.	1,400	53
ICICI Bank, Ltd.	4,016	77
I-Flex Solutions, Ltd. ‡	156	4
Infosys Technologies, Ltd.	2,534	90
ITC, Ltd.	7,000	36
Larsen & Toubro, Ltd.	1,500	113
Mahindra & Mahindra, Ltd.	666	12
Maruti Udyog, Ltd.	451	9
Oil & Natural Gas Corp., Ltd.	1,558	38
Ranbaxy Laboratories, Ltd.	964	11
Reliance Communications, Ltd.	8,100	103
Reliance Energy, Ltd.	175	5
Reliance Industries, Ltd. ‡	2,880	163
Satyam Computer Services, Ltd.	2,975	29
Sun Pharma Advanced Research Co., Ltd. ‡	407	1
Sun Pharmaceuticals Industries, Ltd. ‡	207	6
Tata Consultancy Services, Ltd.	823	17
Tata Motors, Ltd.	1,231	19
Tata Steel, Ltd. €	862	15
Unitech, Ltd.	13,147	91
Wipro, Ltd.	1,285	14
Wire And Wireless India, Ltd. ‡	889	1
ZEE Entertainment Enterprises, Ltd.	1,328	8
ZEE News, Ltd. ‡	803	1
Indonesia (0.6%)
Bank Central Asia TBK PT	957,000	338
Bank Mandiri Persero TBK PT	210,500	72
Bank Rakyat Indonesia	132,000	90
Bumi Resources TBK PT	464,500	313
Indocement Tunggal Prakarsa TBK PT	43,000	33
PT Astra International TBK	74,000	195
United Tractors TBK PT	323,000	440
Japan (19.6%)
77 Bank, Ltd. (The)	11,000	62
ACOM Co., Ltd.	440	12
Advantest Corp.	4,300	112
AEON Co., Ltd.	9,600	115
AEON Credit Service Co., Ltd.	500	7
Aiful Corp. ^	425	7
Ajinomoto Co., Inc.	13,000	132
ALPS Electric Co., Ltd.	3,300	33
Amada Co., Ltd.	7,000	53
Asahi Breweries, Ltd.	6,600	136
Asahi Glass Co., Ltd.	24,000	265
Asahi Kasei Corp.	22,000	115
Asatsu-DK, Inc.	300	11
Astellas Pharma, Inc.	8,800	341
Bank of Kyoto, Ltd. (The)	9,000	110
Bank of Yokohama, Ltd. (The)	36,000	245
Benesse Corp.	600	28
Bridgestone Corp.	18,000	307
Canon, Inc.	18,550	855
Casio Computer Co., Ltd.	8,100	119
Central Japan Railway Co.	33	342
Chiba Bank, Ltd. (The)	22,000	150
Chiyoda Corp.	5,000	45
Chubu Electric Power Co., Inc.	8,800	220
Chugai Pharmaceutical Co., Ltd.	5,302	60
Chuo Mitsui Trust Holdings, Inc.	19,000	115
Citizen Holdings Co., Ltd.	6,900	58
COMSYS Holdings Corp.	4,000	35
Credit Saison Co., Ltd.	1,100	31
CSK Holdings Corp.	1,500	35
DAI Nippon Printing Co., Ltd.	8,000	127
Daicel Chemical Industries, Ltd.	3,000	15
Daiichi Sankyo Co., Ltd.	12,056	357
Daikin Industries, Ltd.	3,700	159
Daito Trust Construction Co., Ltd.	3,100	160
Daiwa House Industry Co., Ltd.	18,000	179
Daiwa Securities Group, Inc.	32,000	278
Denki Kagaku Kogyo K K	7,000	22
Denso Corp.	13,000	421
Dic Corp.	12,000	37
Dowa Mining Co., Ltd.	9,000	53
East Japan Railway Co.	77	641
Ebara Corp. ‡ ^	7,000	21
Eisai Co., Ltd.	4,300	147
Familymart Co., Ltd.	1,200	43
Fanuc, Ltd.	3,700	352
Fast Retailing Co., Ltd.	2,000	177
Fuji Electric Holdings Co., Ltd.	4,000	16
Fuji Soft, Inc.	900	17
Fujifilm Holdings Corp.	9,100	323
Fujikura, Ltd.	5,000	23
Fujitsu, Ltd.	34,000	223
Fukuoka Financial Group, Inc.	19,000	99

	Shares	Value
Japan (continued)
Furukawa Electric Co., Ltd.	14,000	$45
Hirose Electric Co., Ltd.	600	67
Hitachi Construction Machinery Co., Ltd.	700	18
Hitachi, Ltd.	61,000	362
Hokuhoku Financial Group, Inc.	35,000	106
Honda Motor Co., Ltd.	31,100	889
Hoya Corp.	7,400	174
Ibiden Co., Ltd.	2,300	91
Ihi Corp.	22,000	43
INPEX Holdings, Inc.	8	89
Isetan Co., Ltd.	3,800	44
ITOCHU Corp.	33,000	326
ITOCHU Techno-Solutions Corp.	700	21
J Front Retailing Co., Ltd.	7,000	45
Japan Airlines Corp. ‡	16,000	42
Japan Real Estate Investment Corp. Class A REIT	20	233
Japan Retail Fund Investment Corp. Class A REIT	14	88
Japan Tobacco, Inc.	88	441
JFE Holdings, Inc.	6,900	306
JGC Corp.	6,000	92
Joyo Bank, Ltd. (The)	24,000	122
JS Group Corp.	4,400	66
JSR Corp.	2,800	63
Kajima Corp.	25,000	71
Kaneka Corp.	5,000	31
Kansai Electric Power Co., Inc. (The)	16,900	421
KAO Corp.	13,000	369
Kawasaki Heavy Industries, Ltd.	22,000	49
Keihin Electric Express Railway Co., Ltd. ^	6,000	41
KEIO Corp.	2,000	11
Keyence Corp.	720	166
Kikkoman Corp.	3,000	37
Kintetsu Corp.	36,000	129
Kirin Holdings Co., Ltd.	19,000	360
Kobe Steel, Ltd.	38,000	108
Komatsu, Ltd.	21,400	594
Konami Corp.	2,300	87
Konica Minolta Holdings, Inc.	9,000	122
Kubota Corp.	32,000	199
Kuraray Co., Ltd.	6,500	78
Kurita Water Industries, Ltd.	4,800	177
Kyocera Corp.	3,000	252
Kyowa Hakko Kogyo Co., Ltd.	6,011	58
Kyushu Electric Power Co., Inc.	5,100	125
Lawson, Inc.	800	35
Leopalace21 Corp.	3,300	53
Mabuchi Motor Co., Ltd.	500	24
Marubeni Corp.	61,000	445
Marui Group Co., Ltd.	8,200	87
Matsui Securities Co., Ltd.	4,400	25
Matsushita Electric Industrial Co., Ltd.	42,000	911
Matsushita Electric Works, Ltd.	7,000	72
Meiji Seika Kaisha, Ltd.	3,000	15
Meitec Corp.	300	9
Millea Holdings, Inc.	15,548	575
Minebea Co., Ltd.	8,000	47
Mitsubishi Chemical Holdings Corp.	15,500	103
Mitsubishi Corp.	28,700	868
Mitsubishi Electric Corp.	42,000	364
Mitsubishi Estate Co., Ltd.	31,000	754
Mitsubishi Heavy Industries, Ltd.	71,000	304
Mitsubishi Materials Corp.	35,000	152
Mitsubishi Rayon Co., Ltd.	9,000	29
Mitsubishi UFJ Financial Group, Inc.	199,340	1,722
Mitsui & Co., Ltd.	34,000	690
Mitsui Chemicals, Inc.	8,000	53
Mitsui Fudosan Co., Ltd.	23,000	457
Mitsui Mining & Smelting Co., Ltd.	21,000	66
Mitsui O.S.K. Lines, Ltd.	2,000	24
Mitsui Sumitomo Insurance Co., Ltd.	27,000	273
Mitsukoshi, Ltd.	4,000	16
Mizuho Financial Group, Inc.	232	851
Murata Manufacturing Co., Ltd.	3,600	179
NEC Corp.	38,000	145
NEC Electronics Corp. ‡	1,100	21
NGK Insulators, Ltd.	8,000	142
NGK Spark Plug Co., Ltd.	5,000	65
Nidec Corp.	2,100	129
Nikon Corp.	6,000	160
Nintendo Co., Ltd.	1,500	775
Nippon Building Fund, Inc. Class A REIT	20	253
Nippon Electric Glass Co., Ltd.	6,000	93
Nippon Express Co., Ltd.	19,000	109
Nippon Meat Packers, Inc.	3,000	44
Nippon Mining Holdings, Inc.	11,500	61
Nippon Oil Corp.	32,000	200
Nippon Paper Group, Inc.	52	123
Nippon Sheet Glass Co., Ltd.	8,000	35
Nippon Steel Corp.	93,000	472
Nippon Telegraph & Telephone Corp.	54	233
Nippon Yusen Kabushiki Kaisha	22,000	207
Nishi-Nippon City Bank, Ltd. (The)	10,000	26
Nissan Chemical Industries, Ltd.	3,000	32
Nissan Motor Co., Ltd.	45,500	377
Nisshin Seifun Group, Inc.	5,500	59
Nissin Food Products Co., Ltd.	1,600	54
Nitto Denko Corp.	4,500	190
Nomura Holdings, Inc.	46,600	698
Nomura Research Institute, Ltd.	2,400	63
NSK, Ltd.	14,000	106
NTN Corp.	10,000	68
NTT Data Corp.	26	114
NTT DoCoMo, Inc.	78	118

	Shares	Value
Japan (continued)
Obayashi Corp.	20,000	$84
OBIC Co., Ltd.	170	30
OJI Paper Co., Ltd.	21,000	95
Oki Electric Industry Co., Ltd. ‡ ^	12,000	23
Okumura Corp. ^	5,000	26
Olympus Corp.	3,000	91
Omron Corp.	4,200	86
Onward Kashiyama Co., Ltd.	3,000	31
Oracle Corp.	1,000	46
Oriental Land Co., Ltd.	1,400	82
Osaka Gas Co., Ltd.	41,000	164
Pioneer Corp.	3,100	31
Promise Co., Ltd.	600	17
Resona Holdings, Inc. ^	120	200
Ricoh Co., Ltd.	11,000	181
ROHM Co., Ltd.	3,200	198
Sanken Electric Co., Ltd.	3,000	18
Sanyo Electric Co., Ltd. ‡	36,000	76
SBI E*Trade Securities Co., Ltd.	46	40
Secom Co., Ltd.	2,800	136
Seiko Epson Corp.	2,200	59
Sekisui Chemical Co., Ltd.	7,000	42
Sekisui House, Ltd.	20,000	185
Seven & I Holdings Co., Ltd.	14,060	353
Sharp Corp.	18,000	306
Shimachu Co., Ltd.	1,200	36
Shimamura Co., Ltd.	500	43
Shimano, Inc.	1,700	78
Shimizu Corp.	20,000	92
Shin-Etsu Chemical Co., Ltd.	7,500	388
Shinko Securities Co., Ltd. ‡	14,000	41
Shinsei Bank, Ltd.	30,000	99
Shionogi & Co., Ltd.	6,000	103
Shiseido Co., Ltd.	6,000	159
Shizuoka Bank, Ltd. (The)	19,000	225
Showa Denko KK	12,000	41
Showa Shell Sekiyu KK	1,700	17
SMC Corp.	1,300	137
Softbank Corp. ‡	17,900	325
Sompo Japan Insurance, Inc.	18,000	159
Sony Corp.	14,400	574
Stanley Electric Co., Ltd.	1,000	24
Sumitomo Chemical Co., Ltd.	26,000	167
Sumitomo Corp.	21,600	285
Sumitomo Electric Industries, Ltd.	13,700	174
Sumitomo Heavy Industries, Ltd.	8,000	52
Sumitomo Metal Industries, Ltd.	53,000	201
Sumitomo Metal Mining Co., Ltd.	20,000	373
Sumitomo Mitsui Financial Group, Inc.	144	949
Sumitomo Realty & Development Co., Ltd.	11,000	194
Sumitomo Trust & Banking Co., Ltd. (The)	39,000	269
T&D Holdings, Inc.	4,900	257
Taiheiyo Cement Corp.	12,000	29
Taisei Corp.	25,000	64
Taisho Pharmaceutical Co., Ltd.	2,911	58
Taiyo Yuden Co., Ltd.	1,000	10
Takashimaya Co., Ltd.	8,000	90
Takeda Pharmaceutical Co., Ltd.	14,600	732
Takefuji Corp.	730	15
TDK Corp.	2,300	136
Teijin, Ltd.	17,000	72
Terumo Corp.	4,100	214
THK Co., Ltd.	800	14
TIS, Inc.	800	16
Tobu Railway Co., Ltd.	21,000	112
Toho Co., Ltd.	800	19
Tohoku Electric Power Co., Inc.	8,100	198
Tokyo Broadcasting System, Inc.	2,100	50
Tokyo Electric Power Co., Inc. (The)	26,900	720
Tokyo Electron, Ltd.	4,500	274
Tokyo Gas Co., Ltd.	45,000	182
Tokyo Tatemono Co., Ltd.	8,000	53
Tokyu Corp.	23,000	117
TonenGeneral Sekiyu KK	8,000	69
Toppan Printing Co., Ltd.	8,000	93
Toray Industries, Inc.	22,000	143
Toshiba Corp. ^	62,000	415
Tosoh Corp.	8,000	28
Toto, Ltd. ^	10,000	95
Toyo Seikan Kaisha, Ltd.	3,100	59
Toyota Industries Corp.	1,900	68
Toyota Motor Corp.	50,300	2,512
Trend Micro, Inc.	2,000	79
Uni-Charm Corp.	400	29
UNY Co., Ltd.	1,000	10
Ushio, Inc.	1,000	19
West Japan Railway Co.	4	18
Yahoo! Japan Corp.	328	171
Yamada Denki Co., Ltd.	2,160	187
Yamaha Corp.	1,900	36
Yamaha Motor Co., Ltd.	700	13
Yamato Holdings Co., Ltd.	5,000	73
Yamazaki Baking Co., Ltd.	1,000	9
Yokogawa Electric Corp.	4,100	41
Jersey, C.I. (0.0%)
Experian Group, Ltd.	7,320	53
Korea, Republic of (0.0%)
Doosan Heavy Industries And Construction Co., Ltd.	580	78
Luxembourg (0.5%)
Acergy SA	4,000	86
Arcelor	14,021	1,153

	Shares	Value
Malaysia (0.2%)
IJM Corp. Berhad	95,700	$183
IOI Corp. BHD	63,300	140
Kuala Lumpur Kepong BHD	14,400	73
Mexico (0.7%)
Alfa SAB de CV Class A	2,400	16
America Movil SAB de CV Series L, Class L	134,700	428
Corp. Geo SAB de CV Series B, Class B ‡	26,500	85
Desarrolladora Homex SAB de CV ‡ ^	2,100	122
Desarrolladora Homex SAB de CV ‡	1,100	11
Empresas ICA SAB de CV ‡	3,300	20
Grupo Aeroportuario del Pacifico SA de CV	3,800	17
Grupo Bimbo SAB de CV	2,300	14
Grupo Carso SA de CV Series A, Class A	5,700	24
Grupo Financiero Banorte SAB de CV Class O	66,922	289
Grupo Mexico SAB de CV Series B, Class B	9,482	63
Grupo Modelo SAB de CV Series C, Class C	4,200	18
Grupo Televisa SA Series C, Class C	19,700	95
Kimberly-Clark de Mexico SAB de CV Class A	3,900	17
Telefonos de Mexico SAB de CV Class L	56,200	106
URBI Desarrollos Urbanos SA de CV ‡	15,000	49
Wal-Mart de Mexico SAB de CV Series V, Class V	70,900	301
Netherlands (3.3%)
AKZO Nobel NV	3,688	297
ASML Holding NV ‡	7,782	192
European Aeronautic Defense and Space Co. ^	4,181	99
Fugro NV	1,156	90
Heineken NV	14,633	853
ING Groep NV	14,729	554
James Hardie Industries NV	12,239	70
Koninklijke DSM	2,113	102
Koninklijke KPN NV	27,721	470
Koninklijke Philips Electronics NV	16,065	617
OCE NV	1,999	34
Qiagen NV ‡	2,303	48
Reed Elsevier NV	7,936	152
Royal Dutch Shell PLC Class A	62,892	2,171
SBM Offshore NV	2,938	95
STMicroelectronics NV	12,420	133
TNT NV	11,732	437
Unilever NV	29,687	1,001
Wolters Kluwer NV	5,098	136
New Zealand (0.0%)
Telecom Corp. of New Zealand, Ltd.	4,768	14
Norway (1.8%)
AKER Kvaerner ‡	3,400	78
DNB NOR ASA	5,351	81
Norsk Hydro ASA	12,940	189
Ocean RIG ASA ‡	12,479	96
Orkla ASA	12,390	157
Renewable Energy Corp. As ‡	3,500	98
Statoil ASA	75,075	2,254
Tandberg ASA	3,196	48
Telenor ASA ‡	11,500	221
Yara International ASA	13,847	802
Philippines (0.6%)
Ayala Corp.	12,070	114
Ayala Land, Inc.	1,066,504	275
Banco de Oro-Epci, Inc.	74,601	93
Bank of The Philippine Islands	105,510	134
Globe Telecom, Inc.	2,500	90
Manila Electric Co. ‡	42,400	81
Megaworld Corp.	835,000	49
Metropolitan Bank & Trust	37,600	36
Philippine Long Distance Telephone Co.	4,650	313
Pnoc Energy Development Corp.	566,188	80
SM Investments Corp.	13,610	91
SM Prime Holdings, Inc.	343,000	70
Poland (0.7%)
Agora SA	1,257	24
Bank Bph SA	319	13
Bank Pekao SA	5,495	489
Bank Zachodni WBK SA	877	73
Grupa Kety SA	43	2
KGHM Polska Miedz SA	4,349	201
Polski Koncern Naftowy Orlen ‡	10,198	182
Powszechna Kasa Oszczednosci Bank Polski SA	12,748	258
Prokom Software SA	380	22
Telekomunikacja Polska SA	23,583	235
Portugal (0.2%)
Banco Comercial Portugues SA	32,145	105
Brisa Class V	5,252	75
Energias de Portugal SA	548	3
Portugal Telecom SGPS SA	10,587	124
Zon Multimedia Servicos de Telecomunicacoes E Multimedia SGPS SA	5,032	60
Russian Federation (1.1%)
Gazprom OAO	3,735	189
LUKOIL ^	2,609	218
MMC Norilsk Nickel	10,550	300
Mobile Telesystems OJSC	3,900	296
Novolipetsk Steel OJSC	2,900	119
OAO Gazprom	4,737	241
OAO Unified Energy System ‡	648	71
Polyus Gold Co.	800	41
Sberbank	279	96

	Shares	Value
Russian Federation (continued)
Severstal	5,600	$126
Surgutneftegaz ‡	2,800	132
Tatneft	832	108
Vimpel-Communications	10,000	299
Wimm-Bill-Dann Foods OJSC	1,600	164
Singapore (2.1%)
Ascendas Real Estate Investment Trust REIT ‡	39,000	67
Capitaland, Ltd.	44,000	203
CapitaMall Trust REIT ‡	31,800	80
City Developments, Ltd.	19,484	156
ComfortDelgro Corp., Ltd.	69,598	92
Cosco Corp. Singapore, Ltd.	31,000	83
DBS Group Holdings, Ltd.	39,788	520
Fraser And Neave, Ltd.	42,000	148
Hyflux, Ltd.	24,000	53
Jardine Cycle & Carriage, Ltd.	5,013	71
Keppel Corp., Ltd.	40,000	287
Keppel Land, Ltd.	14,000	56
K-REIT Asia REIT ‡	2,600	3
Neptune Orient Lines, Ltd.	24,000	57
Olam International, Ltd.	38,000	59
Oversea-Chinese Banking Corp.	89,568	526
Parkway Holdings, Ltd.	23,000	53
Raffles Education Corp., Ltd.	12,972	10
SembCorp Industries, Ltd.	31,617	93
SembCorp Marine, Ltd.	29,400	82
Singapore Airlines, Ltd.	19,269	218
Singapore Exchange, Ltd.	27,713	151
Singapore Land, Ltd.	8,000	39
Singapore Post, Ltd.	56,000	47
Singapore Press Holdings, Ltd.	55,622	186
Singapore Technologies Engineering, Ltd.	49,184	121
Singapore Telecommunications, Ltd.	259,482	736
United Overseas Bank, Ltd.	41,219	572
Uol Group, Ltd.	22,651	63
Venture Corp., Ltd.	9,879	76
South Africa (0.0%)
Mondi, Ltd.	3,762	32
Spain (2.2%)
Antena 3 de Television SA ^	1,622	22
Banco Bilbao Vizcaya Argentaria SA	25,597	566
Banco Popular Espanol SA	7,080	129
Banco Santander Central Hispano SA	44,555	891
Gamesa Corp. Tecnologica SA	3,180	146
Iberdrola SA	16,544	257
Inditex SA	2,351	131
Indra Sistemas SA	1,323	38
Repsol YPF SA	11,196	388
Telefonica SA	87,450	2,522
Sweden (2.4%)
Alfa Laval AB	300	18
ASSA Abloy AB Class B	5,145	94
Atlas Copco AB Class A	44,138	756
Atlas Copco AB Class B	7,300	115
Electrolux AB Series B, Class B	2,840	47
Eniro AB	2,049	15
Getinge AB Class B	4,049	105
Hennes & Mauritz AB Class B	4,530	279
Holmen AB Class B ‡	850	29
Husqvarna AB Class B	2,840	34
Lundin Petroleum AB ‡	8,448	115
Modern Times Group AB Class B	1,151	80
Nordea Bank AB	37,713	612
Sandvik AB	43,155	751
Scania AB Class B	6,200	130
Skandinaviska Enskilda Banken AB Class A ‡	6,367	167
Skanska AB Class B	5,942	119
SKF AB Class B	4,032	81
SSAB Svenskt Stal AB Series A, Class A	3,000	85
Svenska Cellulosa AB Class B ‡	9,300	170
Svenska Handelsbanken AB Class A	10,661	311
Swedish Match AB	5,766	126
Tele2 AB Class B	1,950	37
Telefonaktiebolaget LM Ericsson Class B	321,705	633
TeliaSonera AB	23,635	190
Volvo AB Class A	7,845	117
Volvo AB Class B	16,910	257
Switzerland (6.3%)
ABB, Ltd.	11,600	312
ABB, Ltd.	38,980	1,051
Ciba Holding AG	1,038	38
Compagnie Financiere Richemont SA Class A	18,945	1,067
Credit Suisse Group	5,322	272
Geberit AG	623	93
Givaudan SA	93	92
Holcim, Ltd.	3,092	326
Kudelski SA	690	10
Logitech International SA ‡	3,894	99
Lonza Group AG	597	80
Nestle SA	8,848	4,439
Nobel Biocare Holding AG	911	213
Novartis AG	30,706	1,580
Oc Oerlikon Corp. AG ‡	116	41
Roche Holding AG	9,234	1,745
Schindler Holding AG	1,490	112
Straumann Holding AG	390	112
Swatch Group AG	2,122	570
Swatch Group AG	888	46
Swiss Reinsurance	7,020	616
Swisscom AG	299	103
Syngenta AG	3,101	912

	Shares	Value
Switzerland (continued)
UBS AG	9,525	$278
Zurich Financial Services AG	899	284
Thailand (0.1%)
Banpu PCL	14,100	192
Turkey (0.4%)
Akbank TAS	36,714	154
Aksigorta AS ‡	4,480	16
Anadolu EFES Biracilik VE Malt Sanayii As	7,790	69
Arcelik	3,526	14
Dogan Sirketler Grubu Holdings ‡	14,507	15
Dogan Yayin Holding ‡	6,737	11
Eregli Demir VE Celik Fabrikalari TAS	10,584	74
Ford Otomotiv Sanayi AS	4,754	37
Haci OMER Sabanci Holding As	12,816	40
Is Gayrimenkul Yatirim Ortakligi As REIT ‡	514	♦
KOC Holding AS ‡	11,100	31
Migros Turk TAS	2,637	39
Trakya CAM Sanayi As	12,531	16
Tupras Turkiye Petrol Rafine	3,338	74
Turk Sise VE CAM Fabrikalari AS	12,560	16
Turkcell Iletisim Hizmet AS	13,852	115
Turkiye Is Bankasi Class C	48,345	179
Turkiye Vakiflar Bankasi Tao Class D	20,540	37
Yapi VE Kredi Bankasi AS ‡	16,976	33
United Kingdom (16.0%)
3i Group PLC	4,607	76
AMEC PLC	4,719	68
Anglo American PLC	30,829	1,855
Arm Holdings PLC	24,470	43
Arriva PLC	1,921	26
AstraZeneca PLC	26,399	988
Aviva PLC	46,006	565
BAE Systems PLC	56,208	542
Balfour Beatty PLC	9,225	86
Barclays	71,111	640
Barratt Developments PLC	2,360	19
BBA Aviation PLC	7,008	21
Berkeley Group Holdings PLC ‡	1,109	25
BG Group PLC	56,375	1,308
BHP Billiton, Ltd.	49,272	1,464
Biffa PLC	7,594	53
BP PLC	279,819	2,847
British Airways PLC ‡	8,169	38
British American Tobacco PLC	26,450	994
British Sky Broadcasting Group PLC	25,835	286
BT Group PLC Class A	137,941	596
Bunzl PLC	6,775	96
Burberry Group PLC	12,006	107
Cadbury Schweppes PLC	25,723	283
Capita Group PLC (The)	2,000	27
Carnival Corp.	3,342	133
Centrica PLC	36,480	216
Close Brothers Group PLC	2,632	32
Cobham PLC	19,705	78
Compass Group PLC	40,407	259
CSR PLC ‡	2,347	15
Daily Mail & General Trust	4,130	35
Diageo PLC	42,229	853
DSG International PLC	18,341	23
Electrocomponents PLC	8,861	32
Enterprise Inns PLC	13,734	110
FirstGroup PLC	6,306	71
Friends Provident PLC	34,260	84
GKN PLC	6,509	39
GlaxoSmithKline PLC	90,338	1,914
Group 4 Securicor PLC	3,563	16
Hays PLC	4,978	11
HBOS PLC	42,570	474
Home Retail Group PLC	7,805	41
HSBC Holdings PLC	115,323	1,902
ICAP PLC	1,517	17
IMI PLC	7,386	67
Imperial Tobacco Group PLC	12,173	561
Intercontinental Hotels Group PLC	6,680	101
International Power PLC	4,604	36
Invensys PLC ‡	1,777	8
J Sainsbury PLC	17,056	116
Johnson Matthey PLC	6,608	263
KESA Electricals PLC	2,470	10
Kingfisher PLC	11,088	29
Ladbrokes PLC	10,893	67
Legal & General Group PLC	117,823	296
Lloyds TSB Group PLC	71,115	637
LogicaCMG PLC	15,691	33
London Stock Exchange Group PLC	858	21
Man Group PLC	14,481	160
Marks & Spencer Group PLC	15,040	116
Meggitt PLC	7,991	44
Misys PLC	7,450	21
Mondi PLC	9,407	78
National Express Group PLC	1,908	38
National Grid PLC	46,428	638
Next PLC	2,340	53
Pearson PLC	9,935	135
Persimmon PLC	2,486	38
Prudential PLC	33,784	447
Punch Taverns PLC	4,892	52
Reckitt Benckiser Group PLC	14,980	831
Reed Elsevier PLC	13,597	173
Rentokil Initial PLC	5,658	11
Resolution PLC	621	8
Reuters Group PLC	18,431	212
Rexam PLC	8,365	71
Rio Tinto PLC	23,025	2,395

	Shares	Value
United Kingdom (continued)
Rolls-Royce Group PLC ‡	32,058	$257
Royal Bank of Scotland Group PLC	108,710	729
Royal Dutch Shell PLC Class B	43,934	1,481
Sabmiller PLC	4,192	92
Sage Group PLC	22,155	83
Schroders PLC	1,420	26
Scottish & Southern Energy PLC	14,577	407
Serco Group PLC	1,448	13
Severn Trent PLC	4,776	135
Signet Group PLC	14,749	18
Smith & Nephew PLC	15,973	212
Smiths Group PLC	6,356	119
Stagecoach Group PLC	4,640	22
Tate & Lyle PLC	8,917	96
Taylor Wimpey PLC	11,144	42
Tesco PLC	97,818	737
Tomkins PLC	16,467	59
Unilever PLC	16,952	572
United Business Media PLC	3,359	36
United Utilities PLC	2,726	37
Vodafone Group PLC	857,729	2,572
Whitbread PLC	3,796	88
William Hill PLC	7,914	59
Wolseley PLC	10,120	107
WPP Group PLC	31,203	373
Xstrata PLC	15,582	1,092
Yell Group PLC	8,382	26
United States (0.1%)
Synthes, Inc. ‡	1,925	270
Total Common Stocks (cost $159,533)		197,746

RIGHTS (0.0%)
Japan (0.0%)
Dowa Holdings Co Ltd. €	10,000	♦
Total Rights (cost $0)		♦

Total Securities Lending Collateral (cost $2,608) 		2,608

Total Investment Securities (cost $165,145) #		$203,896

FUTURES CONTRACTS:

				Net Unrealized
		Settlement		Appreciation
	Contracts (•)	Date	Amount	(Depreciation)
CAC40 10 Euro	32	04/18/2008	$1,508	$91
DAX Index	(13)	06/20/2008	(2,144)	(179)
DJ Stoxx Euro	121	06/20/2008	4,294	41
FTSE 100 Index	25	06/20/2008	1,427	80
Hang Seng Index	21	04/28/2008	23,762	121
IBEX 35 Index	10	04/21/2008	1,324	50
MSCI SING IX ETS	4	04/28/2008	297	0
MSCI Taiwan Index	74	04/28/2008	2,432	(82)
SPI 200 Index	19	06/19/2008	2,563	30
TOPIX Index	(2)	06/12/2008	(24,310)	3
			$11,153	$155

FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in	Net Unrealized
	Bought	Settlement	U.S. Dollars	Appreciation
Currency	(Sold)	Date	Bought(Sold)	(Depreciation)
Australian Dollar	1,602	06/12/2008	$1,468	$(20)
Euro Dollar	14,235	06/12/2008	21,779	706
Euro Dollar	(2,179)	06/12/2008	(3,389)	(52)
Hong Kong Dollar	11,065	06/12/2008	1,426	(1)
Hong Kong Dollar	(39,167)	06/12/2008	(5,039)	(4)
Japanese Yen	204,257	06/12/2008	2,088	(28)
Japanese Yen	(500,686)	06/12/2008	(4,930)	(120)
Swedish Krona	3,363	06/12/2008	546	19
Swedish Krona	(3,363)	06/12/2008	(551)	(14)
Swiss Franc	1,458	06/12/2008	1,410	64
United Kingdom Pound	(1,628)	06/12/2008	(3,244)	25
			$11,564	$575

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	12.2%	$24,818
Oil, Gas & Consumable Fuels	9.5%	19,332
Metals & Mining	7.8%	15,877
Pharmaceuticals	4.8%	9,827
Food Products	4.1%	8,290
Diversified Telecommunication Services	3.7%	7,609
Chemicals	3.7%	7,590
Automobiles	3.4%	6,897
Machinery	3.2%	6,609
Insurance	3.2%	6,525
Electric Utilities	2.6%	5,231
Wireless Telecommunication Services	2.5%	5,208
Electrical Equipment	2.4%	4,892
Real Estate Management & Development	1.9%	3,887
Industrial Conglomerates	1.8%	3,711
Food & Staples Retailing	1.8%	3,617
Textiles, Apparel & Luxury Goods	1.7%	3,395
Trading Companies & Distributors	1.6%	3,212
Household Durables	1.5%	3,101
Beverages	1.5%	3,055
Communications Equipment	1.4%	2,827
Media	1.4%	2,793
Software	1.3%	2,615
Multi-Utilities	1.2%	2,440
Electronic Equipment & Instruments	1.2%	2,406
Capital Markets	1.1%	2,333
Tobacco	1.1%	2,191
Construction & Engineering	1.1%	2,154
Road & Rail	1.0%	2,098
Hotels, Restaurants & Leisure	0.9%	1,789
Health Care Equipment & Supplies	0.7%	1,434
Household Products	0.7%	1,421
Diversified Financial Services	0.7%	1,400
Aerospace & Defense	0.7%	1,351
Auto Components	0.6%	1,305
Office Electronics	0.6%	1,279
Construction Materials	0.6%	1,270
Energy Equipment & Services	0.6%	1,254
Building Products	0.6%	1,202
Semiconductors & Semiconductor Equipment	0.5%	1,110
Specialty Retail	0.5%	1,054
Air Freight & Logistics	0.5%	956
Computers & Peripherals	0.5%	941
Paper & Forest Products	0.4%	870
Real Estate Investment Trusts	0.4%	763
Multiline Retail	0.4%	727
IT Services	0.4%	723
Transportation Infrastructure	0.3%	699
Commercial Services & Supplies	0.3%	680
Health Care Providers & Services	0.3%	604
Personal Products	0.3%	575

	Percentage of
	Total Investments	Value
INVESTMENTS BY INDUSTRY: (continued)
Airlines	0.3%	$565
Water Utilities	0.2%	517
Gas Utilities	0.2%	485
Marine	0.2%	371
Leisure Equipment & Products	0.2%	348
Containers & Packaging	0.1%	309
Internet Software & Services	0.1%	171
Life Sciences Tools & Services	0.1%	127
Independent Power Producers & Energy Traders	0.1%	116
Consumer Finance	0.0%	89
Biotechnology	0.0%	82
Thrifts & Mortgage Finance	0.0%	70
Internet & Catalog Retail	0.0%	40
Diversified Consumer Services	0.0%	38
Health Care Technology	0.0%	13
Investment Securities, at value	98.7%	201,288
Short-Term Investments	1.3%	2,608
Total Investments	100.0%	$203,896

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $2,462.
*	Floating or variable rate note. Rate is listed as of March 31, 2008.
€	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.


Cash collateral for the Repurchase Agreements, valued at $913, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
£	At March 31, 2008, cash in the amount of $5,297 is segregated with the custodian to cover margin requirements for open futures contacts.
•	Contract amounts are not in thousands.
♦	Value is less than $1.
#

Aggregate cost for federal income tax purposes is $167,068. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $47,440 and $10,612, respectively. Net unrealized appreciation for tax purposes is $36,828.

DEFINITIONS:

PCL	Public Company Limited
REIT	Real Estate Investment Trust

Van Kampen Large Cap Core
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (98.4%)
Air Freight & Logistics (1.8%)
CH Robinson Worldwide, Inc.	25,325	$1,378
Expeditors International of Washington, Inc.	22,374	1,011
Airlines (0.4%)
Southwest Airlines Co.	39,500	490
Beverages (1.4%)
Anheuser-Busch Cos., Inc.	12,910	612
Coca-Cola Co. (The)	19,400	1,181
Capital Markets (1.2%)
Franklin Resources, Inc.	10,484	1,017
Merrill Lynch & Co., Inc. ^	14,600	595
Chemicals (5.9%)
Ei DU Pont de Nemours & Co.	37,299	1,744
Monsanto Co.	48,033	5,356
ROHM & Haas Co.	13,300	719
Commercial Banks (3.8%)
Bank of New York Mellon Corp.	29,424	1,228
Barclays ^	2,700	98
PNC Financial Services Group, Inc.	11,740	770
US Bancorp	14,300	463
Wachovia Corp. ^	52,300	1,412
Wells Fargo & Co.	35,000	1,018
Commercial Services & Supplies (0.9%)
Corporate Executive Board Co. ^	16,911	684
Monster Worldwide, Inc. ‡	21,023	509
Communications Equipment (3.4%)
Alcatel-Lucent ^	38,228	220
Cisco Systems, Inc. ‡	52,051	1,254
Research In Motion, Ltd. ‡	25,739	2,889
Telefonaktiebolaget LM Ericsson	7,900	155
Computers & Peripherals (2.7%)
Apple, Inc. ‡	11,468	1,646
Dell, Inc. ‡	32,700	651
Hewlett-Packard Co.	9,300	425
International Business Machines Corp.	7,260	836
Construction Materials (1.8%)
Cemex SAB de CV ‡	52,534	1,372
Martin Marietta Materials, Inc. ^	9,541	1,013
Consumer Finance (1.2%)
American Express Co. ^	37,419	1,636
Diversified Financial Services (4.5%)
Bank of America Corp.	63,000	2,388
Citigroup, Inc.	66,200	1,418
CME Group, Inc. Class A	2,108	989
JPMorgan Chase & Co.	26,100	1,121
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	33,300	1,276
Verizon Communications, Inc.	56,300	2,052
Electronic Equipment & Instruments (0.1%)
Flextronics International, Ltd. ‡	16,300	153
Food & Staples Retailing (2.8%)
CVS Caremark Corp.	27,100	1,098
Wal-Mart Stores, Inc.	50,500	2,660
Food Products (3.7%)
Cadbury Schweppes PLC	34,800	1,539
Kraft Foods, Inc. Class A	47,441	1,471
Sara Lee Corp.	17,300	242
Unilever NV ^	50,400	1,700
Health Care Equipment & Supplies (0.7%)
Boston Scientific Corp. ‡	39,000	502
GEN-Probe, Inc. ‡	7,768	374
Health Care Providers & Services (1.0%)
Cardinal Health, Inc.	17,900	940
UnitedHealth Group, Inc.	7,100	244
WellPoint, Inc. ‡	4,400	194
Hotels, Restaurants & Leisure (4.0%)
Starbucks Corp. ‡	81,822	1,432
Starwood Hotels & Resorts Worldwide, Inc.	19,794	1,024
Wynn Resorts, Ltd.	28,964	2,915
Household Products (1.3%)
Kimberly-Clark Corp.	16,700	1,078
Procter & Gamble Co.	8,700	610
Industrial Conglomerates (0.7%)
General Electric Co.	23,400	866
Insurance (7.3%)
Aflac, Inc.	5,400	351
American International Group, Inc.	13,400	580
Berkshire Hathaway, Inc. Class B ‡	669	2,992
Chubb Corp.	34,780	1,721
Genworth Financial, Inc. Class A	10,300	233
Hartford Financial Services Group, Inc.	9,500	720
Loews Corp.	45,696	1,838
MetLife, Inc.	12,500	753
Travelers Cos., Inc. (The) ‡	11,400	545
Internet & Catalog Retail (3.2%)
Amazon.Com, Inc. ‡	51,528	3,674
Liberty Media Corp. - Interactive Class A ‡	37,425	604
Internet Software & Services (6.2%)
Baidu.Com ‡ ^	3,801	911
eBay, Inc. ‡	102,183	3,049
Google, Inc. Class A ‡	7,943	3,499
Tencent Holdings, Ltd.	126,200	719
IT Services (2.1%)
Computer Sciences Corp. ‡	6,000	245
Mastercard, Inc. Class A ^	8,577	1,912
Visa, Inc. Class A ‡	5,657	353
Western Union Co. (The)	15,800	336
Life Sciences Tools & Services (0.6%)
Illumina, Inc. ‡	10,198	774
Media (5.9%)
Aeroplan Income Fund -144A ‡	4,691	83
Aeroplan Income Fund ^	42,609	758
Comcast Corp. Class A	105,000	2,031

	Shares	Value
Media (continued)
Liberty Media Corp. - Entertainment Series A ‡	27,940	$632
News Corp. Class B	43,800	834
Time Warner, Inc.	106,200	1,489
Viacom, Inc. Class B ‡	50,150	1,987
Metals & Mining (0.9%)
Alcoa, Inc.	8,600	310
Nucor Corp.	12,117	821
Multiline Retail (1.4%)
JC Penney Co., Inc.	9,700	366
Macy’s, Inc.	15,100	348
Sears Holdings Corp. ‡ ^	10,754	1,098
Multi-Utilities (0.4%)
Veolia Environnement	7,671	536
Office Electronics (0.0%)
Seagate Technology, Inc. ‡ ♦	36,900	q
Oil, Gas & Consumable Fuels (4.2%)
Southwestern Energy Co. ‡	39,514	1,331
Ultra Petroleum Corp. ‡ ^	54,215	4,202
Paper & Forest Products (1.9%)
International Paper Co.	95,150	2,588
Pharmaceuticals (7.0%)
Abbott Laboratories	15,900	877
Allergan, Inc.	15,804	891
Bristol-Myers Squibb Co.	101,600	2,164
Eli Lilly & Co.	15,300	789
GlaxoSmithKline PLC	8,500	361
Pfizer, Inc.	54,400	1,139
Roche Holding AG	2,420	229
Schering-Plough Corp.	74,200	1,069
Wyeth	42,800	1,787
Real Estate Management & Development (2.1%)
Brookfield Asset Management, Inc. Class A	105,632	2,834
Semiconductors & Semiconductor Equipment (0.6%)
Intel Corp.	17,300	366
KLA-Tencor Corp.	6,200	230
Texas Instruments, Inc.	7,500	212
Software (0.6%)
Microsoft Corp.	11,100	315
Vmware, Inc. Class A ‡ ^	12,201	522
Specialty Retail (1.5%)
Abercrombie & Fitch Co. Class A	17,419	1,274
Home Depot, Inc.	12,200	341
Lowe’s Companies, Inc.	15,500	356
Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc. ‡	35,875	1,082
Thrifts & Mortgage Finance (0.5%)
Fannie Mae	5,880	155
Freddie Mac	19,400	491
Tobacco (1.7%)
Altria Group, Inc.	31,660	703
Philip Morris International, Inc. ‡	31,660	1,601
Trading Companies & Distributors (0.9%)
LI & Fung, Ltd.	338,000	1,253
Transportation Infrastructure (0.6%)
China Merchants Holdings International Co., Ltd.	166,000	788
Wireless Telecommunication Services (2.2%)
America Movil SAB de CV Series L, Class R	29,448	1,876
China Mobile, Ltd.	14,306	1,073
Total Common Stocks (cost $125,755)		130,669

Total Securities Lending Collateral (cost $16,932) 		16,932

Total Investment Securities (cost $142,687) #		$147,601

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $16,360.


Cash collateral for the Repurchase Agreements, valued at $5,926, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

q	Value is less than $1.
‡	Non-income producing security.
♦	Securities valued as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees.
#

Aggregate cost for federal income tax purposes is $143,874. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $20,607 and $16,880, respectively. Net unrealized appreciation for tax purposes is $3,727.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities aggregated $83 or 0.06% of the Fund’s net assets.

Van Kampen Mid-Cap Growth
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS (95.6%)
Air Freight & Logistics (4.7%)
CH Robinson Worldwide, Inc. ^	267,587	$14,557
Expeditors International of Washington, Inc.	247,375	11,176
Airlines (0.6%)
UAL Corp. ^	143,786	3,096
Capital Markets (1.8%)
Calamos Asset Management, Inc. Class A	317,144	5,163
GLG Partners, Inc. ‡ ^	422,151	5,011
Chemicals (1.9%)
Nalco Holding Co.	496,345	10,498
Commercial Services & Supplies (6.6%)
Corporate Executive Board Co.	189,327	7,664
Covanta Holding Corp. ‡	212,933	5,856
IHS, Inc. Class A ‡	138,339	8,896
Monster Worldwide, Inc. ‡	259,929	6,293
Stericycle, Inc. ‡	152,536	7,856
Construction & Engineering (0.7%)
Aecom Technology Corp. ‡	152,975	3,979
Construction Materials (3.5%)
Martin Marietta Materials, Inc. ^	133,066	14,127
Texas Industries, Inc. ^	81,382	4,892
Diversified Consumer Services (1.9%)
Apollo Group, Inc. Class A ‡	112,729	4,870
New Oriental Education & Technology Group ‡	84,715	5,495
Diversified Financial Services (4.2%)
IntercontinentalExchange, Inc. ‡ ^	71,073	9,275
Leucadia National Corp.	308,824	13,965
Gas Utilities (1.6%)
Questar Corp.	157,178	8,890
Health Care Equipment & Supplies (1.4%)
GEN-Probe, Inc. ‡	157,351	7,584
Hotels, Restaurants & Leisure (11.1%)
Choice Hotels International, Inc.	155,173	5,293
Ctrip.Com International, Ltd.	216,412	11,474
Marriott International, Inc. Class A	235,432	8,090
Starbucks Corp. ‡	685,167	11,990
Wynn Resorts, Ltd.	238,852	24,038
Household Durables (3.2%)
Gafisa SA ‡ ^	217,629	7,260
Mohawk Industries, Inc. ‡ ^	68,272	4,889
NVR, Inc. ‡ ^	8,780	5,246
Insurance (1.1%)
Alleghany Corp. ‡	17,685	6,039
Internet & Catalog Retail (2.1%)
priceline.com, Inc. ‡ ^	93,719	11,327
Internet Software & Services (9.0%)
Akamai Technologies, Inc. ‡	175,231	4,935
Alibaba.Com, Ltd. ‡	3,289,400	6,813
Baidu.Com ‡ ^	53,246	12,759
Equinix, Inc. ‡ ^	80,153	5,329
NHN Corp. ‡	38,132	8,898
Tencent Holdings, Ltd.	1,912,800	10,900
IT Services (1.2%)
Iron Mountain, Inc. ‡	252,386	6,673
Life Sciences Tools & Services (5.1%)
Illumina, Inc. ‡ ^	215,108	16,327
Techne Corp. ‡	172,997	11,653
Media (7.2%)
Aeroplan Income Fund ^	738,710	13,139
Discovery Holding Co. Class A ‡	363,249	7,708
Focus Media Holding, Ltd. ‡ ^	124,664	4,382
Grupo Televisa SA ^	358,305	8,685
Lamar Advertising Co. Class A ‡ ^	166,057	5,967
Oil, Gas & Consumable Fuels (11.2%)
Range Resources Corp.	101,570	6,445
Southwestern Energy Co. ‡	638,020	21,495
Ultra Petroleum Corp. ‡ ^	435,950	33,786
Pharmaceuticals (1.3%)
Allergan, Inc.	125,598	7,082
Real Estate Management & Development (2.5%)
Brookfield Asset Management, Inc. Class A	223,613	6,000
Forest City Enterprises, Inc. Class A	208,752	7,682
Software (1.6%)
Salesforce.Com, Inc. ‡	154,709	8,953
Specialty Retail (2.7%)
Abercrombie & Fitch Co. Class A	204,434	14,952
Textiles, Apparel & Luxury Goods (2.6%)
Coach, Inc. ‡	290,609	8,762
Lululemon Athletica, Inc. ‡ ^	201,370	5,725
Trading Companies & Distributors (2.2%)
LI & Fung, Ltd.	3,336,000	12,366
Transportation Infrastructure (1.5%)
Grupo Aeroportuario del Pacifico SA de CV	177,453	7,985
Wireless Telecommunication Services (1.1%)
NII Holdings, Inc. ‡	191,344	6,081
Total Common Stocks (cost $525,481)		526,271

Total Securities Lending Collateral (cost $113,256) ¡		113,256

Total Investment Securities (cost $638,737) #		$639,527

NOTES TO SCHEDULE OF INVESTMENTS:

^	At March 31, 2008, all or a portion of this security is on loan (see Appendix A). The value at March 31, 2008, of all securities on loan is $110,137.
¡

Cash collateral for the Repurchase Agreements, valued at $39,638, that serves as collateral for securities lending, is invested in corporate bonds with interest rates and maturity dates ranging from 1.54% - 10.20% and 04/26/2008 - 12/31/2049, respectively.

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $646,329. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $58,781 and $65,583, respectively. Net unrealized depreciation for tax purposes is $6,802.

Appendix A
SCHEDULE OF INVESTMENTS
At March 31, 2008
(all amounts except share amounts in thousands)
(unaudited)

	American Century Large Company Value	BlackRock Large Cap Value	Capital Guardian Global	Capital Guardian U.S. Equity	Capital Guardian Value
Abbey National PLC, Eurodollar Term, 2.52%, 4/28/2008	$719	$1,085	$433	$768	$4,645
ABN AMRO Bank NV, Eurodollar Term, 3.00%, 4/10/2008	359	542	216	384	2,322
Bank of Nova Scotia, Eurodollar Term, 2.62%, 4/17/2008	1,194	1,800	718	1,275	7,711
Barclays, Eurodollar Term, 4.60%, 4/22/2008	935	1,410	562	998	6,038
BNP Paribas, Eurodollar Term, 3.00%, 5/5/2008	575	868	346	614	3,716
Calyon, Eurodollar Overnight, 3.00%, 4/4/2008	614	925	369	655	3,964
Credit Suisse First Boston Corp., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $2,014, $3,037, $1,211, $2,150 and $13,007 on 4/1/2008, respectively	2,014	3,037	1,211	2,150	1 3,006
General Electric Capital Corp., Commercial Paper, 2.41%, 5/30/2008	282	425	170	301	1,821
HBOS Halifax Bank of Scotland, Eurodollar Term, 3.05%, 5/27/2008	431	651	260	461	2,787
Lloyds TSB Bank, Eurodollar Term, 2.55%, 4/28/2008	719	1,085	433	768	4,645
Merrill Lynch & Co., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $1,079, $1,627, $649, $1,152 and $6,969 on 4/1/2008, respectively	1,079	1,627	649	1,152	6,968
Morgan Stanley & Co., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $2,733, $4,121, $1,644, $2,918 and $17,652 on 4/1/2008, respectively	2,733	4,121	1,644	2,918	1 7,651
Rabobank Nederland, Eurodollar Overnight, 2.60%, 4/7/2008	1,054	1,590	634	1,126	6,810
Reserve Primary, Money Market Fund, 3.48%,	210	317	126	224	1,356
Royal Bank of Canada, Eurodollar Term, 2.75%, 4/28/2008	1,169	1,763	704	1,249	7,553
Royal Bank of Scotland, Eurodollar Term, 3.12%, 5/5/2008	863	1,301	519	921	5,574
Societe Generale, Eurodollar Overnight, 3.12%, 4/3/2008	216	325	130	230	1,393
Svenska Handlesbanken, Eurodollar Term, 3.12%, 4/30/2008	216	325	130	230	1,393
Toronto Dominion Bank, Eurodollar Term, 3.10%, 4/14/2008	575	868	346	614	3,716
UBS AG, Eurodollar Overnight, 3.02%, 4/4/2008	288	434	173	307	1,858
Wells Fargo, Bank Note, 2.53%, 4/30/2008	863	1,301	519	922	5,574
	$17,108	$25,800	$10,292	$18,267	$110,501

	Clarion Global Real Estate Securities	Federated Market Opportunity	Jennison Growth	JPMorgan Core Bond	JPMorgan Enhanced Index
Abbey National PLC, Eurodollar Term, 2.52%, 4/28/2008	$3,529	$1,140	$414	$48	$152
ABN AMRO Bank NV, Eurodollar Term, 3.00%, 4/10/2008	1,765	570	207	24	76
Bank of Nova Scotia, Eurodollar Term, 2.62%, 4/17/2008	5,859	1,892	687	81	252
Barclays, Eurodollar Term, 4.60%, 4/22/2008	4,588	1,481	538	63	198
BNP Paribas, Eurodollar Term, 3.00%, 5/5/2008	2,824	912	331	39	122
Calyon, Eurodollar Overnight, 3.00%, 4/4/2008	3,012	972	353	41	130
Credit Suisse First Boston Corp., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $9,883, $3,191, $1,160, $136 and $426 on 4/1/2008, respectively	9,882	3,191	1,160	136	426
General Electric Capital Corp., Commercial Paper, 2.41%, 5/30/2008	1,384	447	162	19	60
HBOS Halifax Bank of Scotland, Eurodollar Term, 3.05%, 5/27/2008	2,118	684	249	29	91
Lloyds TSB Bank, Eurodollar Term, 2.55%, 4/28/2008	3,529	1,140	414	49	152
Merrill Lynch & Co., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $5,294, $1,709, $621, $73 and $228 on 4/1/2008, respectively	5,294	1,709	621	73	228
Morgan Stanley & Co., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $13,413, $4,330, $1,574, $184 and $578 on 4/1/2008, respectively	13,412	4,330	1,574	184	578
Rabobank Nederland, Eurodollar Overnight, 2.60%, 4/7/2008	5,174	1,671	607	71	223
Reserve Primary, Money Market Fund, 3.48%,	1,030	333	121	14	44
Royal Bank of Canada, Eurodollar Term, 2.75%, 4/28/2008	5,739	1,853	673	79	247
Royal Bank of Scotland, Eurodollar Term, 3.12%, 5/5/2008	4,235	1,367	497	58	183
Societe Generale, Eurodollar Overnight, 3.12%, 4/3/2008	1,059	342	124	15	46
Svenska Handlesbanken, Eurodollar Term, 3.12%, 4/30/2008	1,059	342	124	15	46
Toronto Dominion Bank, Eurodollar Term, 3.10%, 4/14/2008	2,824	912	331	39	122
UBS AG, Eurodollar Overnight, 3.02%, 4/4/2008	1,412	456	166	19	61
Wells Fargo, Bank Note, 2.53%, 4/30/2008	4,235	1,367	497	58	183
	$83,963	$27,111	$9,850	$1,154	$3,620

	JPMorgan Mid Cap Value	Legg Mason Partners All Cap	Marsico Growth	MFS High Yield	MFS International Equity
Abbey National PLC, Eurodollar Term, 2.52%, 4/28/2008	$1,476	$521	$2,120	$837	$299
ABN AMRO Bank NV, Eurodollar Term, 3.00%, 4/10/2008	738	261	1,060	419	150
Bank of Nova Scotia, Eurodollar Term, 2.62%, 4/17/2008	2,449	865	3,520	1,389	496
Barclays, Eurodollar Term, 4.60%, 4/22/2008	1,918	678	2,756	1,088	389
BNP Paribas, Eurodollar Term, 3.00%, 5/5/2008	1,180	417	1,696	670	239
Calyon, Eurodollar Overnight, 3.00%, 4/4/2008	1,259	445	1,809	714	255
Credit Suisse First Boston Corp., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $4,132, $1,459, $5,938 $2,343 and $837 on 4/1/2008, respectively	4,132	1,459	5,937	2,343	837
General Electric Capital Corp., Commercial Paper, 2.41%, 5/30/2008	578	204	831	328	117
HBOS Halifax Bank of Scotland, Eurodollar Term, 3.05%, 5/27/2008	885	313	1,272	502	180
Lloyds TSB Bank, Eurodollar Term, 2.55%, 4/28/2008	1,476	521	2,120	837	299
Merrill Lynch & Co., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $2,213, $782, $3,180, $1,255 and $449 on 4/1/2008, respectively	2,213	782	3,180	1,255	449
Morgan Stanley & Co., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $5,607 $1,981, $8,058, $3,180 and $1,136 on 4/1/2008, respectively	5,607	1,981	8,057	3,180	1,136
Rabobank Nederland, Eurodollar Overnight, 2.60%, 4/7/2008	2,163	764	3,108	1,227	438
Reserve Primary, Money Market Fund, 3.48%,	431	152	619	244	87
Royal Bank of Canada, Eurodollar Term, 2.75%, 4/28/2008	2,399	848	3,447	1,361	486
Royal Bank of Scotland, Eurodollar Term, 3.12%, 5/5/2008	1,771	625	2,544	1,004	359
Societe Generale, Eurodollar Overnight, 3.12%, 4/3/2008	443	156	636	251	90
Svenska Handlesbanken, Eurodollar Term, 3.12%, 4/30/2008	443	156	636	251	90
Toronto Dominion Bank, Eurodollar Term, 3.10%, 4/14/2008	1,180	417	1,696	670	239
UBS AG, Eurodollar Overnight, 3.02%, 4/4/2008	590	209	848	335	120
Wells Fargo, Bank Note, 2.53%, 4/30/2008	1,771	625	2,544	1,004	359
	$35,102	$12,399	$50,436	$19,909	$7,114

	Munder Net50	PIMCO Total Return	T. Rowe Price Equity Income	T. Rowe Price Growth Stock	T. Rowe Price Small Cap
Abbey National PLC, Eurodollar Term, 2.52%, 4/28/2008	$907	$263	$2,033	$909	$1,660
ABN AMRO Bank NV, Eurodollar Term, 3.00%, 4/10/2008	454	132	1,016	455	830
Bank of Nova Scotia, Eurodollar Term, 2.62%, 4/17/2008	1,506	436	3,375	1,509	2,755
Barclays, Eurodollar Term, 4.60%, 4/22/2008	1,179	342	2,643	1,182	2,158
BNP Paribas, Eurodollar Term, 3.00%, 5/5/2008	726	210	1,626	727	1,328
Calyon, Eurodollar Overnight, 3.00%, 4/4/2008	774	224	1,735	776	1,416
Credit Suisse First Boston Corp., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $2,540, $736, $5,692, $2,546 and $4,647 on 4/1/2008, respectively	2,540	736	5,692	2,546	4,647
General Electric Capital Corp., Commercial Paper, 2.41%, 5/30/2008	356	103	797	356	650
HBOS Halifax Bank of Scotland, Eurodollar Term, 3.05%, 5/27/2008	544	158	1,220	546	996
Lloyds TSB Bank, Eurodollar Term, 2.55%, 4/28/2008	907	263	2,033	909	1,660
Merrill Lynch & Co. , Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $1,361, $394, $3,049, $1,364 and $2,489 on 4/1/2008, respectively	1,361	394	3,049	1,364	2,489
Morgan Stanley & Co., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $3,448, $999, $7,726, $3,455 and $6,308 on 4/1/2008, respectively	3,448	999	7,725	3,455	6,307
Rabobank Nederland, Eurodollar Overnight, 2.60%, 4/7/2008	1,330	385	2,980	1,333	2,433
Reserve Primary, Money Market Fund, 3.48%,	265	77	593	266	484
Royal Bank of Canada, Eurodollar Term, 2.75%, 4/28/2008	1,475	427	3,306	1,479	2,699
Royal Bank of Scotland, Eurodollar Term, 3.12%, 5/5/2008	1,089	315	2,439	1,091	1,992
Societe Generale, Eurodollar Overnight, 3.12%, 4/3/2008	272	79	610	273	498
Svenska Handlesbanken, Eurodollar Term, 3.12%, 4/30/2008	272	79	610	273	498
Toronto Dominion Bank, Eurodollar Term, 3.10%, 4/14/2008	726	210	1,626	727	1,328
UBS AG, Eurodollar Overnight, 3.02%, 4/4/2008	363	105	813	364	664
Wells Fargo, Bank Note, 2.53%, 4/30/2008	1,089	315	2,440	1,091	1,992
	$21,583	$6,252	$48,361	$21,631	$39,484

	Templeton Transamerica Global	Third Avenue Value	Transamerica Balanced	Transamerica Convertible Securities	Transamerica Equity
Abbey National PLC, Eurodollar Term, 2.52%, 4/28/2008	$1,229	$2,252	$155	$277	$5,573
ABN AMRO Bank NV, Eurodollar Term, 3.00%, 4/10/2008	615	1,126	78	138	2,787
Bank of Nova Scotia, Eurodollar Term, 2.62%, 4/17/2008	2,041	3,739	258	459	9,252
Barclays, Eurodollar Term, 4.60%, 4/22/2008	1,598	2,928	202	359	7,246
BNP Paribas, Eurodollar Term, 3.00%, 5/5/2008	983	1,802	124	221	4,459
Calyon, Eurodollar Overnight, 3.00%, 4/4/2008	1,049	1,922	133	236	4,756
Credit Suisse First Boston Corp., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $3,442, $6,307, $435, $774 and $15,607 on 4/1/2008, respectively	3,442	6,306	435	774	15,606
General Electric Capital Corp., Commercial Paper, 2.41%, 5/30/2008	482	883	61	108	2,185
HBOS Halifax Bank of Scotland, Eurodollar Term, 3.05%, 5/27/2008	738	1,351	93	166	3,344
Lloyds TSB Bank, Eurodollar Term, 2.55%, 4/28/2008	1,229	2,252	155	276	5,573
Merrill Lynch & Co., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $1,844, $3,378, $233, $415 and $8,361 on 4/1/2008, respectively	1,844	3,378	233	415	8,360
Morgan Stanley & Co., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $4,672, $8,559, $591, $1,051 and $21,181 on 4/1/2008, respectively	4,672	8,558	591	1,051	2 1,179
Rabobank Nederland, Eurodollar Overnight, 2.60%, 4/7/2008	1,802	3,302	228	405	8,171
Reserve Primary, Money Market Fund, 3.48%,	359	657	45	81	1,627
Royal Bank of Canada, Eurodollar Term, 2.75%, 4/28/2008	1,999	3,662	253	450	9,063
Royal Bank of Scotland, Eurodollar Term, 3.12%, 5/5/2008	1,475	2,703	187	332	6,688
Societe Generale, Eurodollar Overnight, 3.12%, 4/3/2008	369	676	47	83	1,672
Svenska Handlesbanken, Eurodollar Term, 3.12%, 4/30/2008	369	676	47	83	1,672
Toronto Dominion Bank, Eurodollar Term, 3.10%, 4/14/2008	983	1,802	124	221	4,459
UBS AG, Eurodollar Overnight, 3.02%, 4/4/2008	492	901	62	111	2,229
Wells Fargo, Bank Note, 2.53%, 4/30/2008	1,475	2,703	187	332	6,688
	$29,245	$53,579	$3,698	$6,578	$132,589

	Transamerica Growth Opportunities	Transamerica Science & Technology	Transamerica Small/Mid Cap Value	Transamerica U.S. Government Securities	Van Kampen Active International Allocation
Abbey National PLC, Eurodollar Term, 2.52%, 4/28/2008	$2,524	$1,410	$4,348	$2,691	$110
ABN AMRO Bank NV, Eurodollar Term, 3.00%, 4/10/2008	1,262	705	2,174	1,345	55
Bank of Nova Scotia, Eurodollar Term, 2.62%, 4/17/2008	4,189	2,341	7,218	4,467	182
Barclays, Eurodollar Term, 4.60%, 4/22/2008	3,281	1,834	5,653	3,498	142
BNP Paribas, Eurodollar Term, 3.00%, 5/5/2008	2,019	1,128	3,479	2,153	88
Calyon, Eurodollar Overnight, 3.00%, 4/4/2008	2,153	1,204	3,711	2,296	94
Credit Suisse First Boston Corp., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $7,067, $3,949, $12,176, $7,535 and $307 on 4/1/2008, respectively	7,066	3,949	1 2,175	7,534	307
General Electric Capital Corp., Commercial Paper, 2.41%, 5/30/2008	989	553	1,705	1,055	43
HBOS Halifax Bank of Scotland, Eurodollar Term, 3.05%, 5/27/2008	1,514	846	2,609	1,614	66
Lloyds TSB Bank, Eurodollar Term, 2.55%, 4/28/2008	2,524	1,410	4,348	2,691	110
Merrill Lynch & Co., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $3,785 $2,116, $6,523, $4,036 and $164 on 4/1/2008, respectively	3,785	2,116	6,522	4,036	164
Morgan Stanley & Co. , Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $9,590, $5,359, $16,525, $10,226 and $416 on 4/1/2008, respectively	9,589	5,359	1 6,524	1 0,225	416
Rabobank Nederland, Eurodollar Overnight, 2.60%, 4/7/2008	3,700	2,068	6,375	3,945	161
Reserve Primary, Money Market Fund, 3.48%,	737	412	1,269	785	32
Royal Bank of Canada, Eurodollar Term, 2.75%, 4/28/2008	4,103	2,293	7,070	4,375	178
Royal Bank of Scotland, Eurodollar Term, 3.12%, 5/5/2008	3,028	1,693	5,218	3,229	131
Societe Generale, Eurodollar Overnight, 3.12%, 4/3/2008	757	423	1,305	807	33
Svenska Handlesbanken, Eurodollar Term, 3.12%, 4/30/2008	757	423	1,305	807	33
Toronto Dominion Bank, Eurodollar Term, 3.10%, 4/14/2008	2,019	1,128	3,479	2,153	88
UBS AG, Eurodollar Overnight, 3.02%, 4/4/2008	1,009	564	1,739	1,076	44
Wells Fargo, Bank Note, 2.53%, 4/30/2008	3,028	1,692	5,218	3,229	131
	$60,033	$33,551	$103,444	$64,011	$2,608

	Van Kampen Large Cap Core	Van Kampen Mid-Cap Growth
Abbey National PLC, Eurodollar Term, 2.52%, 4/28/2008	$712	$4,761
ABN AMRO Bank NV, Eurodollar Term, 3.00%, 4/10/2008	356	2,380
Bank of Nova Scotia, Eurodollar Term, 2.62%, 4/17/2008	1,181	7,903
Barclays, Eurodollar Term, 4.60%, 4/22/2008	925	6,189
BNP Paribas, Eurodollar Term, 3.00%, 5/5/2008	569	3,809
Calyon, Eurodollar Overnight, 3.00%, 4/4/2008	607	4,063
Credit Suisse First Boston Corp., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $1,993 and $13,331 on 4/1/2008, respectively	1,993	13,330
General Electric Capital Corp., Commercial Paper, 2.41%, 5/30/2008	279	1,866
HBOS Halifax Bank of Scotland, Eurodollar Term, 3.05%, 5/27/2008	427	2,857
Lloyds TSB Bank, Eurodollar Term, 2.55%, 4/28/2008	712	4,761
Merrill Lynch & Co., Repurchase Agreement, 3.10%, dated 3/31/2008 to be repurchased at $1,068 and $7,142 on 4/1/2008, respectively	1,068	7,141
Morgan Stanley & Co., Repurchase Agreement, 3.10%, dated 03/31/2008 to be repurchased at $2,705 and $18,093 on 4/1/2008, respectively	2,705	18,091
Rabobank Nederland, Eurodollar Overnight, 2.60%, 4/7/2008	1,043	6,979
Reserve Primary, Money Market Fund, 3.48%,	208	1,390
Royal Bank of Canada, Eurodollar Term, 2.75%, 4/28/2008	1,157	7,741
Royal Bank of Scotland, Eurodollar Term, 3.12%, 5/5/2008	854	5,713
Societe Generale, Eurodollar Overnight, 3.12%, 4/3/2008	214	1,428
Svenska Handlesbanken, Eurodollar Term, 3.12%, 4/30/2008	214	1,428
Toronto Dominion Bank, Eurodollar Term, 3.10%, 4/14/2008	569	3,809
UBS AG, Eurodollar Overnight, 3.02%, 4/4/2008	285	1,904
Wells Fargo, Bank Note, 2.53%, 4/30/2008	854	5,713
	$16,932	$113,256

Appendix B

FAS 157 - Summary of Fair Value Exposure at March 31, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•                  Level 1 - Quoted prices in active markets for identical securities.

•                  Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

	Investments in Securities			Other Financial Instruments*			Total Investments in
Fund	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Securities

American Century Large Company Value	$384,616	$17,108	$—	$—	$(22)	$—	$401,724
Asset Allocation - Conservative	1,181,325	—	—	—	—	—	1,181,325
Asset Allocation - Growth	1,412,325	—	—	—	—	—	1,412,325
Asset Allocation - Moderate Growth	4,568,588	—	—	—	—	—	4,568,588
Asset Allocation - Moderate	2,859,233	—	—	—	—	—	2,859,233
BlackRock Large Cap Value	802,171	25,800	—	—	—	—	827,971
Capital Guardian Global	174,120	10,292	—	—	1	—	184,412
Capital Guardian U.S. Equity	171,352	18,806	—	—	—	—	190,158
Capital Guardian Value	788,956	120,752	—	—	—	—	909,708
Clarion Global Real Estate Securities	614,448	87,501	—	—	—	—	701,949
Federated Market Opportunity	100,171	261,907	—	—	4,533	—	362,078
International Moderate Growth	284,038	—	—	—	—	—	284,038
Jennison Growth	176,720	9,850	—	—	—	—	186,570
JPMorgan Core Bond	—	167,272	—	—	—	—	167,272
JPMorgan Enhanced Index	142,440	3,751	—	—	13	—	146,191
JPMorgan Mid Cap Value	278,307	35,102	—	—	—	—	313,409
Legg Mason Partners All Cap	257,262	19,832	—	—	—	—	277,094
Marsico Growth	601,803	82,549	—	—	—	—	684,352
MFS High Yield	5,138	305,026	—	—	—	—	310,164
MFS International Equity	298,719	7,114	—	—	—	—	305,833
Munder Net50	96,220	23,540	—	—	—	—	119,760
PIMCO Total Return	7,568	2,223,433	—	—	31,692	—	2,231,001
T. Rowe Price Equity Income	463,884	49,068	—	—	—	—	512,952
T. Rowe Price Growth Stock	418,551	21,631	—	—	—	—	440,182
T. Rowe Price Small Cap	168,117	39,484	—	—	—	—	207,601
Templeton Transamerica Global	527,184	29,245	—	—	—	—	556,429
Third Avenue Value	306,204	80,242	—	—	—	—	386,446
Transamerica Balanced	52,105	27,906	—	—	—	—	80,011
Transamerica Convertible Securities	30,878	226,392	—	—	—	—	257,270
Transamerica Equity	2,519,025	132,589	—	—	—	—	2,651,614
Transamerica Equity II	18,287	—	—	—	—	—	18,287
Transamerica Growth Opportunities	369,409	60,033	—	—	—	—	429,442
Transamerica Money Market	—	743,540	—	—	—	—	743,540
Transamerica Science & Technology	144,044	33,551	—	—	—	—	177,595
Transamerica Small/Mid Cap Value	436,597	103,444	—	—	—	—	540,041
Transamerica U.S. Government Securities	—	351,647	—	—	—	—	351,647
Transamerica Value Balanced	233,261	106,152	—	—	—	—	339,413
Van Kampen Active International Allocation	201,288	2,608	—	—	730	—	203,896
Van Kampen Large Cap Core	130,669	16,932	—	—	—	—	147,601
Van Kampen Mid-Cap Growth	526,271	113,256	—	—	—	—	639,527

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)   The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)   The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date:	May 29, 2008

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer
Date:	May 29, 2008